       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2009.

                                                             FILE NOS. 033-86642
                                                                       811-08874

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 27                       [X]


                                     and/or

                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                  Amendment No. 28                               [X]


                        (Check Appropriate Box or Boxes)

                                  ------------

                          VARIABLE ANNUITY ACCOUNT FOUR
                           (Exact Name of Registrant)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000


                         AMERICAN HOME ASSURANCE COMPANY
                               (Name of Guarantor)

                                 70 PINE STREET
                               NEW YORK, NY 10270
              (Address of Guarantor's Principal Offices) (Zip Code)

        Guarantor's Telephone Number, including Area Code: (212) 770-7000


                             MALLARY L. REZNIK, ESQ.
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
 (Name and Address of Agent for Service for Depositor, Registrant and Guarantor)


Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2009 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in Variable Annuity Account Four of AIG SunAmerica Life Assurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          VARIABLE ANNUITY ACCOUNT FOUR

                              CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
1.   Cover Page..............................   Cover Page
2.   Definitions.............................   Glossary
3.   Synopsis................................   Highlights; Fee Tables; Portfolio
                                                Expenses; Examples
4.   Condensed Financial Information.........   Appendix - Condensed Financial
                                                Information
5.   General Description of Registrant,
     Depositor and Portfolio Companies.......   The Anchor Advisor Variable Annuity;
                                                Other Information
6.   Deductions..............................   Expenses
7.   General Description of Variable Annuity
     Contracts...............................   The Anchor Advisor Variable Annuity;
                                                Purchasing a Anchor Advisor Variable
                                                Annuity; Investment Options
8.   Annuity Period..........................   Annuity Income Options
9.   Death Benefit...........................   Death Benefits
10.  Purchases and Contract Value............   Purchasing a Variable Annuity
                                                Contract
11.  Redemptions.............................   Access To Your Money
12.  Taxes...................................   Taxes
13.  Legal Proceedings.......................   Legal Proceedings
14.  Table of Contents of Statement of
     Additional Information..................   Table of Contents of  Statement of
                                                Additional Information

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
15.  Cover Page..............................   Cover Page
16.  Table of Contents.......................   Table of Contents
17.  General Information and History.........   The Anchor Advisor Variable Annuity
                                                (P);
                                                Separate Account; General Account
                                                (P);
                                                Investment Options (P);
                                                Other Information (P)
18.  Services................................   Other Information (P)
19.  Purchase of Securities Being Offered....   Purchasing a Anchor Advisor Variable
                                                Annuity (P)
20.  Underwriters............................   Distribution of Contracts
21.  Calculation of Performance Data.........   Performance Data
22.  Annuity Payments........................   Annuity Income Options (P);
                                                Income Payments; Annuity Unit Values
23.  Financial Statements....................   Depositor: Other Information (P);
                                                Financial Statements; Registrant:
                                                Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
                SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2009
                      AMERICAN PATHWAY II VARIABLE ANNUITY
                            POLARIS VARIABLE ANNUITY
                           POLARIS II VARIABLE ANNUITY
                       POLARIS PROTECTOR VARIABLE ANNUITY
                       POLARIS CHOICE II VARIABLE ANNUITY

                          VARIABLE ANNUITY ACCOUNT ONE
                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2009
                            ICAP II VARIABLE ANNUITY

                          VARIABLE ANNUITY ACCOUNT FOUR
                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2009
                         ANCHOR ADVISOR VARIABLE ANNUITY

                     FIRST SUNAMERICA LIFE INSURANCE COMAPY

                          FS VARIABLE SEPARATE ACCOUNT
                SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2009
                            POLARIS VARIABLE ANNUITY
                         POLARIS CHOICE VARIABLE ANNUITY

The following is added to the Separate Account section of the prospectus:

Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct.

The following replaces the first paragraph in the General Account section of the prospectus:

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts , including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

                Please keep the supplement with your prospectus.

Date: May 1, 2009

                              (ANCHOR ADVISOR LOGO)

                                   PROSPECTUS

                                   MAY 1, 2009


                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS


                               issued by Depositor


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY


                               in connection with

                          VARIABLE ANNUITY ACCOUNT FOUR



This variable annuity has several investment options -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in the shares of one of the Underlying Funds listed below. The Underlying Funds are part of the American Funds Insurance Series ("AFIS"), Anchor Series Trust ("AST"), Lord Abbett Series Fund, Inc. ("LASF"), SunAmerica Series Trust ("SAST") and Van Kampen Life Investment Trust ("VKT").



UNDERLYING FUNDS:                                             MANAGED BY:
     Aggressive Growth                                        SunAmerica Asset Management Corp.
     Alliance Growth                                          AllianceBernstein, L.P.
     American Funds Global Growth                             Capital Research and Management Company
     American Funds Growth-Income                             Capital Research and Management Company
     American Funds Growth                                    Capital Research and Management Company
     Asset Allocation                                         Edge Asset Management, Inc.
     Balanced                                                 J.P. Morgan Investment Management Inc.
     Blue Chip Growth                                         SunAmerica Asset Management Corp.
     Capital Appreciation                                     Wellington Management Company, LLP
     Capital Growth                                           OppenheimerFunds, Inc.
     Cash Management                                          Columbia Management Advisors, LLC
     Corporate Bond                                           Federated Investment Management Company
     Davis Venture Value                                      Davis Selected Advisers, L.P.
     "Dogs" of Wall Street(1)                                 SunAmerica Asset Management Corp.
     Equity Opportunities                                     OppenheimerFunds, Inc.
     Foreign Value(2)                                         Templeton Investment Counsel, LLC
     Fundamental Growth                                       Wells Capital Management, Inc.
     Global Bond                                              Goldman Sachs Asset Management International
     Global Equities                                          J.P. Morgan Investment Management Inc.
     Government and Quality Bond                              Wellington Management Company, LLP
     Growth                                                   Wellington Management Company, LLP
     Growth-Income                                            AllianceBernstein, L.P.
     Growth Opportunities                                     Morgan Stanley Investment Management Inc.(3)
     High-Yield Bond                                          SunAmerica Asset Management Corp.
     International Diversified Equities                       Morgan Stanley Investment Management Inc.(3)
     International Growth and Income                          Putnam Investment Management, LLC
     Lord Abbett Growth and Income                            Lord, Abbett & Co. LLC
     Marsico Focused Growth(2)                                Marsico Capital Management, LLC
     MFS Massachusetts Investors Trust(1)                     Massachusetts Financial Services Company
     MFS Total Return(2)                                      Massachusetts Financial Services Company
     Mid-Cap Growth                                           J.P. Morgan Investment Management, Inc.
     Natural Resources                                        Wellington Management Company, LLP
     Small & Mid Cap Value(2)                                 AllianceBernstein, L.P.
     Technology                                               Columbia Management Advisors, LLC
     Telecom Utility                                          Massachusetts Financial Services Company
     Total Return Bond                                        Pacific Investment Management Company LLC
     Van Kampen LIT Capital Growth, Class II Shares           Van Kampen Asset Management
     Van Kampen LIT Comstock, Class II Shares(1)              Van Kampen Asset Management
     Van Kampen LIT Growth and Income, Class II Shares        Van Kampen Asset Management



 (1) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. Van Kampen LIT Comstock, Class II Shares is an equity fund seeking capital growth and income.

 (2) Class 3 shares of SAST.

 (3) Morgan Stanley Investment Management Inc. does business in certain instances using the name "Van Kampen."

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2009. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.


ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





GLOSSARY..............................................................      3
HIGHLIGHTS............................................................      4
FEE TABLE.............................................................      5
     Maximum Owner Transaction Expenses...............................      5
     Contract Maintenance Fee.........................................      5
     Separate Account Annual Expenses.................................      5
     Underlying Fund Expenses.........................................      5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES..................................      6
THE ANCHOR ADVISOR VARIABLE ANNUITY...................................      7
PURCHASING A VARIABLE ANNUITY.........................................      7
     Allocation of Purchase Payments..................................      8
     Accumulation Units...............................................      8
     Right to Examine.................................................      9
     Exchange Offers..................................................      9
     Important Information For Military Servicemembers................      9
INVESTMENT OPTIONS....................................................      9
     Variable Portfolios..............................................      9
          American Funds Insurance Series.............................     10
          Anchor Series Trust.........................................     10
          Lord Abbett Series Fund, Inc. ..............................     10
          SunAmerica Series Trust.....................................     10
          Van Kampen Life Investment Trust............................     10
     Substitution, Addition or Deletion of Variable Portfolios........     12
     Fixed Accounts...................................................     12
     Dollar Cost Averaging Fixed Accounts.............................     12
     Dollar Cost Averaging Program....................................     12
     Transfers During the Accumulation Phase..........................     13
     Automatic Asset Rebalancing Program..............................     15
     Voting Rights....................................................     16
ACCESS TO YOUR MONEY..................................................     16
     Systematic Withdrawal Program....................................     16
     Minimum Contract Value...........................................     16
     Qualified Contract Owners........................................     16
DEATH BENEFITS........................................................     16
     Death Benefit Defined Terms......................................     18
     Spousal Continuation.............................................     18
EXPENSES..............................................................     19
     Separate Account Expenses........................................     19
     Underlying Fund Expenses.........................................     19
     Transfer Fee.....................................................     19
     Premium Tax......................................................     19
     Income Taxes.....................................................     19
     Reduction or Elimination of Fees, Expenses and Additional Amounts
            Credited..................................................     20
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACTS.............     20
ANNUITY INCOME OPTIONS................................................     21
     Annuity Date.....................................................     21
     Annuity Income Options...........................................     21
     Fixed or Variable Annuity Income Payments........................     22
     Annuity Income Payments..........................................     22
     Transfers During the Income Phase................................     23
     Deferment of Payments............................................     23
TAXES.................................................................     23
     Annuity Contracts in General.....................................     23
     Tax Treatment of Distributions - Non-Qualified Contracts.........     23
     Tax Treatment of Distributions - Qualified Contracts.............     24
     Required Minimum Distributions...................................     25
     Tax Treatment of Death Benefits..................................     26
     Contracts Owned by a Trust or Corporation........................     26
     Gifts, Pledges and/or Assignments of a Contract..................     26
     Diversification and Investor Control.............................     26
OTHER INFORMATION.....................................................     27
     The Distributor..................................................     27
     The Company......................................................     27
     The Separate Account.............................................     28
     The General Account..............................................     28
     Financial Statements.............................................     29
     Administration...................................................     29
     Legal Proceedings................................................     30
     Registration Statements..........................................     30
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION..............     30
APPENDIX A - CONDENSED FINANCIAL INFORMATION..........................    A-1
APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION............    B-1
APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY...........    C-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to AIG SunAmerica Life Assurance Company or SunAmerica, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.



FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.



GOOD ORDER - Fully and accurately completed forms applicable to any given transaction or request received by us.





INCOME PHASE - The period beginning on the Annuity Date during which we make annuity income payments to you.



INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.



LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.



MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.



NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").



NYSE - New York Stock Exchange



OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.



TRUSTS - Collectively refers to the American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Trust, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust.



UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.



VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The Anchor Advisor Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.


RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. PLEASE SEE RIGHT TO EXAMINE IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. We deduct separate account charges which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are portfolio expenses on amounts invested in the Variable Portfolios, including Rule 12b-1 fees of up to 0.25%. If you elect optional features available under the contract we may charge additional fees for those features. PLEASE SEE THE FEE TABLE, PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you are ready to begin taking annuity income payments, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.


INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.



PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION.





THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.


IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGES.........................  None





TRANSFER FEE


$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE..................   None





SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


Mortality and Expense Risk Charge........   1.37%
Distribution Expense Charge..............   0.15%
                                            =====
     TOTAL SEPARATE ACCOUNT ANNUAL
       EXPENSES..........................   1.52%






UNDERLYING FUND EXPENSES



THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL UNDERLYING FUND
EXPENSES(2)                         MINIMUM   MAXIMUM
----------------------------        -------   -------
(expenses that are deducted from
  underlying portfolios of the
  Trusts, including management
  fees, other expenses and 12b-1
  fees, if applicable)...........    0.53%     1.46%



FOOTNOTE TO THE FEE TABLE:


(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.



(2) The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2009. The minimum expense is for an Underlying Fund of American Funds Insurance Series Trust as of its fiscal year ended December 31, 2008.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.52%, and investment in an Underlying Fund with total expenses of 1.46%)


(1) If you surrender your contract at the end of the applicable time period:




1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $301       $921      $1,567     $3,299



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:(3)




1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $301       $921      $1,567     $3,299





MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual charges of 1.52%, and investment in an Underlying Fund with total expenses of 0.53%)


(1) If you surrender your contract at the end of the applicable time period:




1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $208       $643      $1,103     $2,379



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:




1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $208       $643      $1,103     $2,379




EXPLANATION OF FEE TABLE AND EXPENSE EXAMPLES



1. The purpose of the Fee Table and Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.



2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.



3. If you purchased your contract prior to May 1, 2009, you may have elected certain optional benefits that are no longer being offered to new contract owners. Please see the Statement of Additional Information for details about those benefits, including applicable fees.




THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       THE ANCHOR ADVISOR VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:



     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.


     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.


This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract and build retirement savings. The Income Phase begins when you start taking annuity income payments.


The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.


For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.



This variable annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          PURCHASING A VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.


The minimum initial Purchase Payment is $10,000 and subsequent amounts of $500 or more may be added to your contract.



We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. The terms creating any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.



NON-NATURAL OWNERSHIP



A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.



MAXIMUM ISSUE AGE



We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.



TERMINATION FOR FRAUD



The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

JOINT OWNERSHIP AND ASSIGNMENT OF THE CONTRACT


We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.



Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. However, Domestic Partners should consult with their tax advisor and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners to fully benefit from certain benefits and features of the contract, such as optional living benefits, if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.


You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right not to recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax advisor before assigning the contract.




ALLOCATION OF PURCHASE PAYMENTS


In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.


Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.





Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:



SunAmerica
P.O. Box 100330
Pasadena, CA 91189-0330





Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.



Overnight deliveries of Purchase Payments can only be accepted at the following address:



SunAmerica
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330



Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.





ACCUMULATION UNITS


When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:



     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

RIGHT TO EXAMINE


You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.



If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.



Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.


With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.




EXCHANGE OFFERS


From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS


If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




VARIABLE PORTFOLIOS


The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management Corp.


You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.


During periods of low short-term interest rates, and in part due to contract fees and expenses, the yield of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative yields, your investment in the Cash Management Variable Portfolio will lose value.


We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     AMERICAN FUNDS INSURANCE SERIES - CLASS 2

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").

     ANCHOR SERIES TRUST - CLASS 1




     SunAmerica Asset Management Corp. ("SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").


     LORD ABBETT SERIES FUND, INC. - CLASS VC

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SUNAMERICA SERIES TRUST - CLASS 1



     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

     As noted below, certain Variable Portfolios invest in Class 3 shares of SAST.

     VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II

     Van Kampen Asset Management is the investment adviser to Van Kampen Life Investment Trust ("VKT").


               (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                                     MANAGED BY:                                     TRUST    ASSET CLASS
----------------                                     -----------                                     -----    -----------
Aggressive Growth                                    SunAmerica Asset Management Corp.               SAST     STOCK
Alliance Growth                                      AllianceBernstein, L.P.                         SAST     STOCK
American Funds Global Growth                         Capital Research and Management Company         AFIS     STOCK
American Funds Growth-Income                         Capital Research and Management Company         AFIS     STOCK
American Funds Growth                                Capital Research and Management Company         AFIS     STOCK
Asset Allocation                                     Edge Asset Management, Inc.                     AST      BALANCED
Balanced                                             J.P. Morgan Investment Management Inc.          SAST     BALANCED
Blue Chip Growth                                     SunAmerica Asset Management Corp.               SAST     STOCK
Capital Appreciation                                 Wellington Management Company, LLP              AST      STOCK
Capital Growth                                       OppenheimerFunds, Inc.                          SAST     STOCK
Cash Management                                      Columbia Management Advisors, LLC               SAST     CASH
Corporate Bond                                       Federated Investment Management Company         SAST     BONDS
Davis Venture Value                                  Davis Selected Advisers, L.P.                   SAST     STOCK
"Dogs" of Wall Street                                SunAmerica Asset Management Corp.               SAST     STOCK
Equity Opportunities                                 OppenheimerFunds, Inc.                          SAST     STOCK
Foreign Value                                        Templeton Investment Counsel, LLC               SAST     STOCK
Fundamental Growth                                   Wells Capital Management, Inc.                  SAST     STOCK
Global Bond                                          Goldman Sachs Asset Management International    SAST     BONDS
Global Equities                                      J.P. Morgan Investment Management Inc.          SAST     STOCK
Government and Quality Bond                          Wellington Management Company, LLP              AST      BONDS
Growth                                               Wellington Management Company, LLP              AST      STOCK
Growth-Income                                        AllianceBernstein, L.P.                         SAST     STOCK
Growth Opportunities                                 Morgan Stanley Investment Management Inc.       SAST     STOCK
High-Yield Bond                                      SunAmerica Asset Management Corp.               SAST     BONDS
International Diversified Equities                   Morgan Stanley Investment Management Inc.       SAST     STOCK
International Growth and Income                      Putnam Investment Management, LLC               SAST     STOCK
Lord Abbett Growth and Income                        Lord, Abbett & Co. LLC                          LASF     STOCK
Marsico Focused Growth                               Marsico Capital Management, LLC                 SAST     STOCK
MFS Massachusetts Investors Trust                    Massachusetts Financial Services Company        SAST     STOCK
MFS Total Return                                     Massachusetts Financial Services Company        SAST     BALANCED
Mid-Cap Growth                                       J.P. Morgan Investment Management, Inc.         SAST     STOCK
Natural Resources                                    Wellington Management Company, LLP              AST      STOCK
Small & Mid Cap Value                                AllianceBernstein, L.P.                         SAST     STOCK
Technology                                           Columbia Management Advisors, LLC               SAST     STOCK
Telecom Utility                                      Massachusetts Financial Services Company        SAST     STOCK
Total Return Bond                                    Pacific Investment Management Company LLC       SAST     BONDS
Van Kampen LIT Capital Growth, Class II Shares       Van Kampen Asset Management                     VKT      STOCK
Van Kampen LIT Comstock, Class II Shares             Van Kampen Asset Management                     VKT      STOCK
Van Kampen LIT Growth and Income, Class II Shares    Van Kampen Asset Management                     VKT      STOCK






YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING
          EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS


We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.





FIXED ACCOUNTS


Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.




DOLLAR COST AVERAGING FIXED ACCOUNTS


You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.


DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.





DOLLAR COST AVERAGING PROGRAM


The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.




     EXAMPLE OF DCA PROGRAM:


     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH           ACCUMULATION UNIT         UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100

----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.




TRANSFERS DURING THE ACCUMULATION PHASE



Subject to our rules, restrictions and policies described below, during the Accumulation Phase, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 5 transfers in a rolling 6-month look-back period ("6-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 5th transfer in a 6-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 5th transfer in a 6-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12 months from the date of your 5th transfer request ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 16, 2008 and within the previous six months (from February 17, 2008 forward) you made 5 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2008 must be submitted by U.S. Mail (from August 17, 2008 through August 16,
2009).



U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.



All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.



We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.


We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES


Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.





AUTOMATIC ASSET REBALANCING PROGRAM



Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios resulting from your transfer ("Default Rebalancing Instructions"). For example, your current contract value is allocated 80% in Variable Portfolio A and 20% in Variable Portfolio B. You request a transfer of 50% from Variable Portfolio A to Variable Portfolio C. Then your Default Rebalancing Instructions would be 40% in Variable Portfolio A, 20% in Variable Portfolio B and 40% in Variable Portfolio C. You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.



Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio which had higher returns into a Variable Portfolio which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.





VOTING RIGHTS


The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.


If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.




SYSTEMATIC WITHDRAWAL PROGRAM


During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $100 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2.

The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.




MINIMUM CONTRACT VALUE


Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


QUALIFIED CONTRACT OWNERS



Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.


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                                 DEATH BENEFITS
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--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.



You designate your Beneficiary who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary.



We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.


For contracts in which the aggregate of all Purchase Payments in contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner/Annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.



Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2009, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS REGARDING THOSE FEATURES.


If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.


If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.



A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program, if available, described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if he/she has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an annuity income option or participate in the Extended Legacy program.





EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS



The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original Owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take withdrawals in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the owner's death.



A Beneficiary may withdraw all or a portion of the contract value at any time, name their own Beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.


If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

OTHER BENEFICIARY CONTINUATION OPTIONS

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-Qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


Please consult a qualified advisor regarding tax implications of these options and your particular circumstances.


DEATH BENEFIT DEFINED TERMS


The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.



The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or


     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 81st birthday or date of death. The anniversary value equals the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments since that contract anniversary.



If you are age 90 or older at the time of death, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of this death benefit if:


     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

The Death Benefit on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additional Information for details.


In addition, if you purchased your contract prior to May 1, 2009, you may have elected EstatePlus, which is no longer being offered. Please see the Statement of Additional Information for details.



SPOUSAL CONTINUATION



The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.



To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.



Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A

DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


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                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.




SEPARATE ACCOUNT EXPENSES


The mortality and expense risk charge and distribution expense charge is 1.52% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.


Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.



If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.



UNDERLYING FUND EXPENSES



INVESTMENT MANAGEMENT FEES


Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.




12b-1 FEES


Certain Underlying Funds available in this product assess a 12b-1 fee of the 0.25% of average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.


There is an annualized 0.25% fee applicable to Class II shares of the Van Kampen Life Investment Trust, Class 2 shares of the American Funds Insurance Series, and Class 3 shares of SunAmerica Series Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract. If you invested in Class 1 shares of Anchor Series Trust or SunAmerica Series Trust, the Underlying Funds are not subject to 12b-1 Fees.


The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.


FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.





TRANSFER FEE


We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.







PREMIUM TAX



Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states may require that we either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW for a listing of the states that charge premium taxes and the percentage of the tax.





INCOME TAXES


We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

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REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED



Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.



The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.



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                           PAYMENTS IN CONNECTION WITH
                          DISTRIBUTION OF THE CONTRACTS
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PAYMENTS WE MAKE



We make payments in connection with the distribution of the contracts that generally fall into the three categories below.



COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SACS. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 2.50% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually.



The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.



ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.



These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.



We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.



If allowed by his or her selling firm, a registered representative may purchase a contract on a basis in which a bonus amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.



We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2008 in the Statement of Additional Information which is available upon request.



We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.



NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.



Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.



PAYMENTS WE RECEIVE



We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.



We generally receive three kinds of payments described below.



RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, our wholly-owned subsidiary, are not expected to exceed 0.50% annually based on assets under management.



OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the subadviser's participation.



In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.


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                             ANNUITY INCOME OPTIONS
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--------------------------------------------------------------------------------


ANNUITY DATE



During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may begin the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.



We do not pay a death benefit to your Beneficiary once you begin the Income Phase. PLEASE SEE DEATH BENEFITS ABOVE.



Annuity income payments must begin on or before your Latest Annuity Date. If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. PLEASE SEE TAXES BELOW.





ANNUITY INCOME OPTIONS


You must contact us to select an annuity income option by sending a written request to our Annuity Service Center. Once you begin receiving annuity income payments, you cannot change your income option before beginning the

Income Phase. If you elect to receive annuity income payments but do not select an income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new annuitant election, you may not select an annuity income option based on the life of the Annuitant.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 YEARS GUARANTEED


This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.



ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.




FIXED OR VARIABLE ANNUITY INCOME PAYMENTS



You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.





ANNUITY INCOME PAYMENTS


We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.




TRANSFERS DURING THE INCOME PHASE


During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.




DEFERMENT OF PAYMENTS



We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.


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                                      TAXES
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NOTE:  THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND
GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.





ANNUITY CONTRACTS IN GENERAL


The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an Individual Retirement Account ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.


If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an IRA, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.


AGGREGATION OF CONTRACTS

All Non-Qualified contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.




TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS



If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:


     - after attaining age 59 1/2;


     - when paid to your Beneficiary after you die;


     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;


     - under an immediate annuity contract;


     - when attributable to Purchase Payments made prior to August 14, 1982.





TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions.

Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premium (including contributions, transfers and exchanges) into new or existing 403(b) contracts.



Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules might have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.



In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.


The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.





REQUIRED MINIMUM DISTRIBUTIONS



Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31. However, The Worker, Retiree, and Employer Recovery Act of 2008, eliminated the 2009 minimum distribution requirement from most eligible retirement plans.


If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.




TAX TREATMENT OF DEATH BENEFITS


Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or as annuity income payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.





CONTRACTS OWNED BY A TRUST OR CORPORATION



A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a Non-Natural Owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.





GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT



If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.


The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.





DIVERSIFICATION AND INVESTOR CONTROL


The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.


The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.


These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE DISTRIBUTOR



SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by SACS in connection with the distribution of the contracts.



THE COMPANY



AIG SunAmerica Life Assurance Company ("SunAmerica") is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, SunAmerica redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. SunAmerica conducts life insurance and annuity business in the District of Columbia and all states except New York.



SunAmerica is in the process of changing its name to SunAmerica Annuity and Life Assurance Company. We anticipate this process will take some time to implement in all jurisdictions where we do business. We expect the name change to be completed during 2009. To begin this process we officially changed the name in our state of domicile, Arizona, and have filed the name change in all other states. Please keep in mind, this is a name change only and will not affect the substance of your contract.



OWNERSHIP STRUCTURE OF THE COMPANY



SunAmerica is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.



AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement services and asset management. In September 2008, AIG experienced a severe strain on its liquidity that resulted in AIG, on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). The credit facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.



Pursuant to the terms of the credit facility, effective, March 4, 2009, the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), became the controlling stockholder of AIG through the issuance of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock"). The change of control does not in any way alter the Company's obligations to you.



Additional details regarding the transactions with the NY Fed, including subsequent modifications to the credit facility, AIG's participation under the Troubled Assets Relief Program ("TARP") and AIG's restructuring plans can be found in AIG's Form 10-K and subsequent filings on Form 10-K/A as well as in the financial statements of the Company and the Separate Account. For information on how to locate these financial statements, SEE FINANCIAL STATEMENTS, BELOW.



In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, AIG management assessed whether AIG has the ability to continue operations as a going concern for the next 12 months. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the United States Department of the Treasury, AIG management's plans to stabilize AIG's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, AIG management believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of AIG management's plans could be materially different, or that one or more of AIG management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, AIG may need additional U.S. government support to meet its obligations as they come due, including obligations under the support agreement discussed below and/or to provide capital support to its subsidiaries, such as the Company should such a need arise.



OPERATION OF THE COMPANY



The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial products and the relative value of its brand. The financial condition of AIG and rating downgrades beginning late in the third quarter of 2008, the uncertainties associated with AIG's restructuring plan and other AIG-related news also has an impact on the Company's sales.



The Company is exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.



The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.





THE SEPARATE ACCOUNT



SunAmerica established the Separate Account, Variable Annuity Account Four, under California law on November 8, 1994.



The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.



Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.



You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.



THE GENERAL ACCOUNT



Obligations that are paid out of the Company's general account ("General Account") include the interest rate on available Fixed Accounts and amounts owed under your contract for death and/or living benefits which are in excess of contract value. The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest and market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


GUARANTEE OF INSURANCE OBLIGATIONS


The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor"), a subsidiary of AIG and an affiliate of the Company. See the Statement of Additional Information for more information regarding these arrangements.


As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.


American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG.



The financial statements of American Home are included in the Registration Statement and are available by requesting a Statement of Additional Information.





FINANCIAL STATEMENTS



There are four sets of financial statements included in the Registration Statement. The financial statements of the Company, the Separate Account and the Guarantor are available by requesting a copy of the Statement of Additional Information. The financial statements of AIG are incorporated by reference herein. Information about how to obtain these documents is provided below.



THE COMPANY, THE SEPARATE ACCOUNT AND THE GUARANTOR



The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract. The financial statements of the Guarantor are provided in relation to its ability to meet its obligations under the Guarantee. PLEASE SEE GUARANTEE OF INSURANCE OBLIGATIONS ABOVE.





AIG SUPPORT AGREEMENT



AIG's 10-K is incorporated herein by reference because there is a Support Agreement in place whereby AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The Support Agreement requires AIG to make payments solely to the Company and not to the policyholders. A policyholder cannot proceed against AIG on its own behalf. All actions under the Support Agreement must be brought by the Company, or if the Company fails to assert its rights, in a representative capacity by a policyholder on behalf of the Company.



The consolidated financial statements and financial statement schedules (including management's assessment of the effectiveness of internal control over financial reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2008, File No. 001-08787, filed on March 2, 2009, and on Form 10-K/A filed on March 13, 2009, are incorporated herein by reference in the prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



Please note that the SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be part of this prospectus.



INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS



We encourage both existing and prospective contract owners to read and understand the financial statements.



The financial statements are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.



AIG is subject to the informational requirements of the Exchange Act of 1934 and as a result files reports and other information with the SEC to meet those requirements. AIG files this information electronically via EDGAR and it is available to the public through the SEC's website at www.sec.gov.



You can also inspect and copy this information at SEC public facilities at the following locations:


WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281


To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:



By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862





ADMINISTRATION



We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at

(800) 445-7862, if you have any comment, question or service request.



We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.





LEGAL PROCEEDINGS



Along with other companies, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is also responding to subpoenas concerning the same subject matter sent by or on behalf of various state attorneys general. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.



There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.





REGISTRATION STATEMENTS


Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, American Home, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              TABLE OF CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI are listed below.



Separate Account
General Account
Support Agreement Between the Company and AIG
Performance Data
Death Benefit Provisions for Contracts Issued
  Between October 24, 2001 and May 1, 2009
Death Benefit Provisions Following Spousal
  Continuation for Contracts Issued Between
  October 24, 2001 and May 1, 2009
Death Benefit Provisions for Contracts Issued
  After October 24, 2001
Death Benefit Provisions Following Spousal
  Continuation for Contracts Issued After
  October 24, 2001
Death Benefit Provisions for Contracts Issued
  Before October 24, 2001
Death Benefits Provisions Following Spousal
  Continuation for Contracts Issued Before
  October 24, 2001
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing
  Payments
Distribution of Contracts
Financial Statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                  INCEPTION    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                     TO           ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
      VARIABLE PORTFOLIOS         12/31/01      12/31/02      12/31/03      12/31/04      12/31/05      12/31/06      12/31/07
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$20.283    (a)$13.648    (a)$10.123    (a)$12.807    (a)$14.731    (a)$15.776    (a)$17.604
                                (b)$17.073    (b)$13.621    (b)$10.078    (b)$12.719    (b)$14.592    (b)$15.589    (b)$17.351
          Ending AUV..........  (a)$13.648    (a)$10.123    (a)$12.807    (a)$14.731    (a)$15.776    (a)$17.604    (a)$17.254
                                (b)$13.621    (b)$10.078    (b)$12.719    (b)$14.592    (b)$15.589    (b)$17.351    (b)$16.964
          Ending Number of
            AUs...............  (a)1,549,152  (a)1,113,813  (a)998,418    (a)918,204    (a)727,670    (a)551,178    (a)472,972
                                (b)2,901      (b)3,336      (b)4,795      (b)4,507      (b)4,781      (b)4,239      (b)3,201

--------------------------------------------------------------------------------------------------------------------------------

ALLIANCE GROWTH - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$38.509    (a)$32.621    (a)$22.076    (a)$27.355    (a)$29.082    (a)$33.404    (a)$33.154
                                (b)$32.000    (b)$32.541    (b)$21.966    (b)$27.152    (b)$28.794    (b)$32.991    (b)$32.663
          Ending AUV..........  (a)$32.621    (a)$22.076    (a)$27.355    (a)$29.082    (a)$33.404    (a)$33.154    (a)$37.424
                                (b)$32.541    (b)$21.966    (b)$27.152    (b)$28.794    (b)$32.991    (b)$32.663    (b)$36.777
          Ending Number of
            AUs...............  (a)3,468,395  (a)2,495,614  (a)2,087,862  (a)1,635,976  (a)1,272,463  (a)963,216    (a)732,729
                                (b)24,593     (b)23,197     (b)24,778     (b)12,714     (b)8,754      (b)9,266      (b)8,332
--------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 7/28/03)

          Beginning AUV.......  (a)N/A        (a)N/A        (a)$12.479    (a)$14.591    (a)$16.310    (a)$18.325    (a)$21.736
                                (b)N/A        (b)N/A        (b)$12.447    (b)$14.537    (b)$16.209    (b)$18.167    (b)$21.494
          Ending AUV..........  (a)N/A        (a)N/A        (a)$14.591    (a)$16.310    (a)$18.325    (a)$21.736    (a)$24.587
                                (b)N/A        (b)N/A        (b)$14.537    (b)$16.209    (b)$18.167    (b)$21.494    (b)$24.253
          Ending Number of
            AUs...............  (a)N/A        (a)N/A        (a)144,246    (a)615,729    (a)1,160,068  (a)1,683,503  (a)1,815,171
                                (b)N/A        (b)N/A        (b)875        (b)15,195     (b)41,719     (b)53,179     (b)47,432

--------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 7/28/03)

          Beginning AUV.......  (a)N/A        (a)N/A        (a)$13.167    (a)$14.667    (a)$16.252    (a)$18.599    (a)$20.190
                                (b)N/A        (b)N/A        (b)$13.139    (b)$14.621    (b)$16.161    (b)$18.448    (b)$19.977
          Ending AUV..........  (a)N/A        (a)N/A        (a)$14.667    (a)$16.252    (a)$18.599    (a)$20.190    (a)$22.342
                                (b)N/A        (b)N/A        (b)$14.621    (b)$16.161    (b)$18.448    (b)$19.977    (b)$22.050
          Ending Number of
            AUs...............  (a)N/A        (a)N/A        (a)330,470    (a)813,276    (a)1,415,699  (a)1,791,032  (a)1,825,129
                                (b)N/A        (b)N/A        (b)5,884      (b)55,915     (b)62,571     (b)56,849     (b)51,430

--------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 7/28/03)

          Beginning AUV.......  (a)N/A        (a)N/A        (a)$12.590    (a)$14.197    (a)$15.434    (a)$16.088    (a)$18.254
                                (b)N/A        (b)N/A        (b)$12.560    (b)$14.148    (b)$15.342    (b)$15.952    (b)$18.055
          Ending AUV..........  (a)N/A        (a)N/A        (a)$14.197    (a)$15.434    (a)$16.088    (a)$18.254    (a)$18.886
                                (b)N/A        (b)N/A        (b)$14.148    (b)$15.342    (b)$15.952    (b)$18.055    (b)$18.633
          Ending Number of
            AUs...............  (a)N/A        (a)N/A        (a)580,789    (a)1,614,783  (a)2,958,963  (a)4,005,701  (a)4,325,528
                                (b)N/A        (b)N/A        (b)8,914      (b)74,950     (b)101,235    (b)93,671     (b)97,790

--------------------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$19.448    (a)$18.614    (a)$16.951    (a)$20.546    (a)$22.327    (a)$23.083    (a)$25.309
                                (b)$19.178    (b)$18.582    (b)$16.881    (b)$20.409    (b)$22.124    (b)$22.816    (b)$24.953
          Ending AUV..........  (a)$18.614    (a)$16.951    (a)$20.546    (a)$22.327    (a)$23.083    (a)$25.309    (a)$27.031
                                (b)$18.582    (b)$16.881    (b)$20.409    (b)$22.124    (b)$22.816    (b)$24.953    (b)$26.585
          Ending Number of
            AUs...............  (a)1,700,036  (a)1,804,886  (a)1,803,785  (a)1,851,557  (a)1,700,748  (a)1,596,213  (a)1,514,381
                                (b)4,093      (b)14,688     (b)13,259     (b)9,923      (b)8,329      (b)7,924      (b)9,451
--------------------------------------------------------------------------------------------------------------------------------

BALANCED - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$17.561    (a)$15.021    (a)$12.550    (a)$14.229    (a)$14.964    (a)$15.017    (a)$16.398
                                (b)$16.318    (b)$14.988    (b)$12.491    (b)$14.127    (b)$14.819    (b)$14.835    (b)$16.158
          Ending AUV..........  (a)$15.021    (a)$12.550    (a)$14.229    (a)$14.964    (a)$15.017    (a)$16.398    (a)$17.023
                                (b)$14.988    (b)$12.491    (b)$14.127    (b)$14.819    (b)$14.835    (b)$16.158    (b)$16.733
          Ending Number of
            AUs...............  (a)2,982,720  (a)2,302,709  (a)1,938,351  (a)1,593,062  (a)1,328,618  (a)1,154,984  (a)970,721
                                (b)7,505      (b)15,203     (b)12,214     (b)8,614      (b)8,069      (b)7,553      (b)6,923
--------------------------------------------------------------------------------------------------------------------------------
                                 FISCAL YEAR
                                    ENDED
      VARIABLE PORTFOLIOS         12/31/08
--------------------------------------------
--------------------------------------------

AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$17.254
                                (b)$16.964
          Ending AUV..........  (a)8.048
                                (b)$7.893
          Ending Number of
            AUs...............  (a)388,768
                                (b)3,185

--------------------------------------------

ALLIANCE GROWTH - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$37.424
                                (b)$36.777
          Ending AUV..........  (a)$21.843
                                (b)$21.412
          Ending Number of
            AUs...............  (a)579,161
                                (b)7,857
--------------------------------------------

AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2
Shares
(Inception Date - 7/28/03)

          Beginning AUV.......  (a)$24.587
                                (b)$24.253
          Ending AUV..........  (a)$14.919
                                (b)$14.680
          Ending Number of
            AUs...............  (a)1,501,008
                                (b)44,648

--------------------------------------------

AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 7/28/03)

          Beginning AUV.......  (a)$22.342
                                (b)$22.050
          Ending AUV..........  (a)$12.329
                                (b)$12.137
          Ending Number of
            AUs...............  (a)1,718,900
                                (b)51,227

--------------------------------------------

AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2
Shares
(Inception Date - 7/28/03)

          Beginning AUV.......  (a)$18.886
                                (b)$18.633
          Ending AUV..........  (a)$11.561
                                (b)$11.377
          Ending Number of
            AUs...............  (a)4,664,369
                                (b)95,803

--------------------------------------------

ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$27.031
                                (b)$26.585
          Ending AUV..........  (a)$20.487
                                (b)$20.099
          Ending Number of
            AUs...............  (a)1,228,597
                                (b)9,043
--------------------------------------------

BALANCED - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$17.023
                                (b)$16.733
          Ending AUV..........  (a)$12.425
                                (b)$12.183
          Ending Number of
            AUs...............  (a)828,947
                                (b)6,063
--------------------------------------------




                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflects AUV/AU without election of EstatePlus.
                 (b) Reflects AUV/AU with election of EstatePlus.

                 EstatePlus is no longer being offered to contracts issued on or after May 1, 2009.

                                  INCEPTION    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                     TO           ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
      VARIABLE PORTFOLIOS         12/31/01      12/31/02      12/31/03      12/31/04      12/31/05      12/31/06      12/31/07
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

BLUE CHIP GROWTH - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$8.759     (a)$6.692     (a)$4.661     (a)$5.785     (a)$5.996     (a)$6.056     (a)$6.357
                                (b)$8.066     (b)$6.674     (b)$4.637     (b)$5.741     (b)$5.935     (b)$5.980     (b)$6.261
          Ending AUV..........  (a)$6.692     (a)$4.661     (a)$5.785     (a)$5.996     (a)$6.056     (a)$6.357     (a)$7.142
                                (b)$6.674     (b)$4.637     (b)$5.741     (b)$5.935     (b)$5.980     (b)$6.261     (b)$7.017
          Ending Number of
            AUs...............  (a)84,737     (a)219,074    (a)377,969    (a)307,355    (a)257,480    (a)213,613    (a)210,779
                                (b)14,912     (b)24,894     (b)30,031     (b)62,032     (b)75,886     (b)67,420     (b)53,002

--------------------------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$39.336    (a)$33.864    (a)$25.794    (a)$33.600    (a)$36.106    (a)$39.703    (a)$43.571
                                (b)$33.269    (b)$33.775    (b)$25.662    (b)$33.343    (b)$35.743    (b)$39.206    (b)$42.917
          Ending AUV..........  (a)$33.864    (a)$25.794    (a)$33.600    (a)$36.106    (a)$39.703    (a)$43.571    (a)$54.805
                                (b)$33.775    (b)$25.662    (b)$33.343    (b)$35.743    (b)$39.206    (b)$42.917    (b)$53.849
          Ending Number of
            AUs...............  (a)2,269,004  (a)1,854,892  (a)1,705,205  (a)1,490,686  (a)1,263,794  (a)1,137,127  (a)1,020,333
                                (b)29,640     (b)43,419     (b)44,085     (b)45,479     (b)45,904     (b)42,792     (b)35,821
--------------------------------------------------------------------------------------------------------------------------------

CAPITAL GROWTH - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$9.332     (a)$7.173     (a)$5.080     (a)$6.266     (a)$6.975     (a)$7.117     (a)$8.177
                                (b)$9.103     (b)$7.154     (b)$5.054     (b)$6.218     (b)$6.904     (b)$7.027     (b)$8.054
          Ending AUV..........  (a)$7.173     (a)$5.080     (a)$6.266     (a)$6.975     (a)$7.117     (a)$8.177     (a)$9.145
                                (b)$7.154     (b)$5.054     (b)$6.218     (b)$6.904     (b)$7.027     (b)$8.054     (b)$8.985
          Ending Number of
            AUs...............  (a)179,926    (a)213,444    (a)153,918    (a)192,318    (a)121,681    (a)159,177    (a)156,237
                                (b)32,029     (b)29,747     (b)21,191     (b)6,064      (b)9,648      (b)9,678      (b)9,674
--------------------------------------------------------------------------------------------------------------------------------

CASH MANAGEMENT - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$12.793    (a)$13.062    (a)$13.040    (a)$12.929    (a)$12.838    (a)$12.997    (a)$13.394
                                (b)$12.882    (b)$13.028    (b)$12.976    (b)$12.834    (b)$12.712    (b)$12.838    (b)$13.197
          Ending AUV..........  (a)$13.062    (a)$13.040    (a)$12.929    (a)$12.838    (a)$12.997    (a)$13.394    (a)$13.787
                                (b)$13.028    (b)$12.976    (b)$12.834    (b)$12.712    (b)$12.838    (b)$13.197    (b)$13.550
          Ending Number of      (a)15,479,7-
            AUs...............  12            (a)7,100,813  (a)1,794,139  (a)1,216,652  (a)1,047,946  (a)1,098,355  (a)1,104,516
                                (b)63,268     (b)41,598     (b)20,307     (b)49,074     (b)10,661     (b)12,816     (b)14,025
--------------------------------------------------------------------------------------------------------------------------------

CORPORATE BOND - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$13.190    (a)$13.972    (a)$14.788    (a)$16.304    (a)$17.153    (a)$17.217    (a)$17.951
                                (b)$13.674    (b)$13.933    (b)$14.709    (b)$16.176    (b)$16.977    (b)$16.997    (b)$17.677
          Ending AUV..........  (a)$13.972    (a)$14.788    (a)$16.304    (a)$17.153    (a)$17.217    (a)$17.951    (a)$18.648
                                (b)$13.933    (b)$14.709    (b)$16.176    (b)$16.977    (b)$16.997    (b)$17.677    (b)$18.318
          Ending Number of
            AUs...............  (a)1,282,670  (a)1,250,457  (a)1,070,502  (a)1,028,350  (a)1,078,009  (a)1,152,296  (a)1,243,557
                                (b)29,323     (b)41,384     (b)38,215     (b)32,972     (b)35,953     (b)29,618     (b)26,709
--------------------------------------------------------------------------------------------------------------------------------

DAVIS VENTURE VALUE - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$30.052    (a)$26.245    (a)$21.522    (a)$28.218    (a)$31.548    (a)$34.369    (a)$39.032
                                (b)$25.322    (b)$26.176    (b)$21.413    (b)$28.004    (b)$31.231    (b)$33.939    (b)$38.448
          Ending AUV..........  (a)$26.245    (a)$21.522    (a)$28.218    (a)$31.548    (a)$34.369    (a)$39.032    (a)$40.618
                                (b)$26.176    (b)$21.413    (b)$28.004    (b)$31.231    (b)$33.939    (b)$38.448    (b)$39.910
          Ending Number of
            AUs...............  (a)4,522,372  (a)3,853,665  (a)3,450,131  (a)3,134,711  (a)2,752,424  (a)2,455,170  (a)2,126,888
                                (b)40,065     (b)49,296     (b)43,527     (b)31,429     (b)31,636     (b)26,103     (b)26,351
--------------------------------------------------------------------------------------------------------------------------------

"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$9.122     (a)$9.692     (a)$8.920     (a)$10.544    (a)$11.385    (a)$10.906    (a)$13.067
                                (b)$9.388     (b)$9.668     (b)$8.875     (b)$10.466    (b)$11.272    (b)$10.771    (b)$12.873
          Ending AUV..........  (a)$9.692     (a)$8.920     (a)$10.544    (a)$11.385    (a)$10.906    (a)$13.067    (a)$12.621
                                (b)$9.668     (b)$8.875     (b)$10.466    (b)$11.272    (b)$10.771    (b)$12.873    (b)$12.403
          Ending Number of
            AUs...............  (a)798,044    (a)853,991    (a)736,352    (a)561,071    (a)444,393    (a)366,486    (a)248,713
                                (b)3,074      (b)5,948      (b)8,746      (b)9,151      (b)2,391      (b)1,174      (b)1,174
--------------------------------------------------------------------------------------------------------------------------------

EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$17.029    (a)$16.381    (a)$12.944    (a)$16.264    (a)$17.603    (a)$18.148    (a)$20.859
                                (b)$15.775    (b)$16.335    (b)$12.875    (b)$16.138    (b)$17.423    (b)$17.917    (b)$20.543
          Ending AUV..........  (a)$16.381    (a)$12.944    (a)$16.264    (a)$17.603    (a)$18.148    (a)$20.859    (a)$20.567
                                (b)$16.335    (b)$12.875    (b)$16.138    (b)$17.423    (b)$17.917    (b)$20.543    (b)$20.204
          Ending Number of
            AUs...............  (a)1,377,996  (a)1,436,161  (a)1,263,554  (a)1,006,014  (a)799,430    (a)618,674    (a)510,851
                                (b)7,643      (b)13,372     (b)12,964     (b)13,833     (b)11,830     (b)12,111     (b)10,226
--------------------------------------------------------------------------------------------------------------------------------
                                 FISCAL YEAR
                                    ENDED
      VARIABLE PORTFOLIOS         12/31/08
--------------------------------------------
--------------------------------------------

BLUE CHIP GROWTH - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$7.142
                                (b)$7.017
          Ending AUV..........  (a)$4.290
                                (b)$4.205
          Ending Number of
            AUs...............  (a)164,590
                                (b)44,081

--------------------------------------------

CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$54.805
                                (b)$53.849
          Ending AUV..........  (a)$32.197
                                (b)$31.556
          Ending Number of
            AUs...............  (a)940,450
                                (b)27,686
--------------------------------------------

CAPITAL GROWTH - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$9.145
                                (b)$8.985
          Ending AUV..........  (a)$4.939
                                (b)$4.841
          Ending Number of
            AUs...............  (a)124,556
                                (b)9,656
--------------------------------------------

CASH MANAGEMENT - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$13.787
                                (b)$13.550
          Ending AUV..........  (a)$13.740
                                (b)$13.470
          Ending Number of
            AUs...............  (a)1,870,239
                                (b)40,250
--------------------------------------------

CORPORATE BOND - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$18.648
                                (b)$18.318
          Ending AUV..........  (a)$16.938
                                (b)$16.597
          Ending Number of
            AUs...............  (a)1,129,362
                                (b)21,534
--------------------------------------------

DAVIS VENTURE VALUE - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$40.618
                                (b)$39.910
          Ending AUV..........  (a)$24.739
                                (b)$24.247
          Ending Number of
            AUs...............  (a)1,664,221
                                (b)22,789
--------------------------------------------

"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$12.621
                                (b)$12.403
          Ending AUV..........  (a)$9.125
                                (b)8.944
          Ending Number of
            AUs...............  (a)189,963
                                (b)1,174
--------------------------------------------

EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$20.567
                                (b)$20.204
          Ending AUV..........  (a)$12.463
                                (b)$12.213
          Ending Number of
            AUs...............  (a)$378,364
                                (b)7,262
--------------------------------------------




                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflects AUV/AU without election of EstatePlus.
                 (b) Reflects AUV/AU with election of EstatePlus.

                                  INCEPTION    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                     TO           ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
      VARIABLE PORTFOLIOS         12/31/01      12/31/02      12/31/03      12/31/04      12/31/05      12/31/06      12/31/07
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

FOREIGN VALUE* - SAST Class 3 Shares
(Inception Date - 7/28/03)
          Beginning AUV.......  (a)N/A        (a)N/A        (a)$10.559    (a)$12.463    (a)$14.701    (a)$15.918    (a)$19.918
                                (b)N/A        (b)N/A        (b)$10.526    (b)$12.410    (b)$14.602    (b)$15.770    (b)$19.684
          Ending AUV..........  (a)N/A        (a)N/A        (a)$12.463    (a)$14.701    (a)$15.918    (a)$19.918    (a)$22.377
                                (b)N/A        (b)N/A        (b)$12.410    (b)$14.602    (b)$15.770    (b)$19.684    (b)$22.059
          Ending Number of
            AUs...............  (a)N/A        (a)N/A        (a)20,980     (a)362,546    (a)518,541    (a)618,790    (a)689,634
                                (b)N/A        (b)N/A        (b)0.000      (b)2,002      (b)4,279      (b)2,248      (b)2,338

--------------------------------------------------------------------------------------------------------------------------------

FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$25.118    (a)$19.097    (a)$13.832    (a)$16.896    (a)$17.473    (a)$18.253    (a)$19.018
                                (b)$22.169    (b)$19.049    (b)$13.764    (b)$16.770    (b)$17.300    (b)$18.028    (b)$18.736
          Ending AUV..........  (a)$19.097    (a)$13.832    (a)$16.896    (a)$17.473    (a)$18.253    (a)$19.018    (a)$21.569
                                (b)$19.049    (b)$13.764    (b)$16.770    (b)$17.300    (b)$18.028    (b)$18.736    (b)$21.196
          Ending Number of
            AUs...............  (a)85,953     (a)99,343     (a)120,333    (a)98,773     (a)78,635     (a)74,993     (a)62,268
                                (b)3,731      (b)4,001      (b)5,291      (b)6,094      (b)6,072      (b)4,887      (b)2,485
--------------------------------------------------------------------------------------------------------------------------------

GLOBAL BOND - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$15.158    (a)$15.678    (a)$16.361    (a)$16.687    (a)$17.087    (a)$17.601    (a)$18.006
                                (b)$15.629    (b)$15.639    (b)$16.279    (b)$16.562    (b)$16.917    (b)$17.383    (b)$17.738
          Ending AUV..........  (a)$15.678    (a)$16.361    (a)$16.687    (a)$17.087    (a)$17.601    (a)$18.006    (a)$19.753
                                (b)$15.639    (b)$16.279    (b)$16.562    (b)$16.917    (b)$17.383    (b)$17.738    (b)$19.411
          Ending Number of
            AUs...............  (a)426,778    (a)365,051    (a)300,945    (a)297,473    (a)322,542    (a)317,644    (a)445,946
                                (b)208        (b)598        (b)1,376      (b)2,174      (b)3,598      (b)3,138      (b)5,159
--------------------------------------------------------------------------------------------------------------------------------

GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$21.654    (a)$17.472    (a)$12.588    (a)$15.688    (a)$17.285    (a)$19.712    (a)$24.050
                                (b)$19.803    (b)$17.425    (b)$12.524    (b)$15.588    (b)$17.111    (b)$19.465    (b)$23.689
          Ending AUV..........  (a)$17.472    (a)$12.588    (a)$15.688    (a)$17.285    (a)$19.712    (a)$24.050    (a)$26.498
                                (b)$17.425    (b)$12.524    (b)$15.568    (b)$17.111    (b)$19.465    (b)$23.689    (b)$26.036
          Ending Number of
            AUs...............  (a)1,339,247  (a)929,945    (a)792,029    (a)598,465    (a)445,675    (a)384,820    (a)324,105
                                (b)4,681      (b)7,913      (b)6,210      (b)5,046      (b)5,165      (b)6,477      (b)5,913
--------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$14.557    (a)$15.330    (a)$16.504    (a)$16.664    (a)$16.972    (a)$17.157    (a)$17.456
                                (b)$14.849    (b)$15.292    (b)$16.423    (b)$16.541    (b)$16.805    (b)$16.946    (b)$17.198
          Ending AUV..........  (a)$15.330    (a)$16.504    (a)$16.664    (a)$16.972    (a)$17.157    (a)$17.456    (a)$18.274
                                (b)$15.292    (b)$16.423    (b)$16.541    (b)$16.805    (b)$16.946    (b)$17.198    (b)$17.959
          Ending Number of
            AUs...............  (a)2,871,304  (a)3,727,652  (a)2,707,534  (a)1,822,095  (a)1,658,067  (a)1,553,577  (a)1,537,810
                                (b)51,435     (b)75,513     (b)56,105     (b)52,262     (b)52,669     (b)41,425     (b)40,968
--------------------------------------------------------------------------------------------------------------------------------

GROWTH - AST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$31.785    (a)$27.208    (a)$20.859    (a)$26.692    (a)$29.142    (a)$30.747    (a)$34.307
                                (b)$26.441    (b)$27.144    (b)$20.757    (b)$26.496    (b)$28.856    (b)$30.369    (b)$33.800
          Ending AUV..........  (a)$27.208    (a)$20.859    (a)$26.692    (a)$29.142    (a)$30.747    (a)$34.307    (a)$37.234
                                (b)$27.144    (b)$20.757    (b)$26.496    (b)$28.856    (b)$30.369    (b)$33.800    (b)$36.593
          Ending Number of
            AUs...............  (a)1,624,286  (a)1,255,588  (a)1,131,527  (a)907,773    (a)760,191    (a)620,293    (a)499,080
                                (b)12,570     (b)12,858     (b)13,228     (b)11,838     (b)9,900      (b)8,185      (b)8,008
--------------------------------------------------------------------------------------------------------------------------------

GROWTH-INCOME - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$32.417    (a)$26.847    (a)$20.850    (a)$25.801    (a)$28.342    (a)$29.925    (a)$31.663
                                (b)$27.698    (b)$26.783    (b)$20.748    (b)$25.611    (b)$28.063    (b)$29.557    (b)$31.195
          Ending AUV..........  (a)$26.847    (a)$20.850    (a)$25.801    (a)$28.342    (a)$29.925    (a)$31.663    (a)$34.653
                                (b)$26.783    (b)$20.748    (b)$25.611    (b)$28.063    (b)$29.557    (b)$31.195    (b)$34.056
          Ending Number of
            AUs...............  (a)3,750,334  (a)3,040,385  (a)2,572,643  (a)2,087,895  (a)1,642,478  (a)1,278,463  (a)997,911
                                (b)13,812     (b)19,928     (b)15,959     (b)11,836     (b)11,441     (b)9,200      (b)9,198
--------------------------------------------------------------------------------------------------------------------------------
                                 FISCAL YEAR
                                    ENDED
      VARIABLE PORTFOLIOS         12/31/08
--------------------------------------------
--------------------------------------------

FOREIGN VALUE* - SAST Class 3 Shares
(Inception Date - 7/28/03)
          Beginning AUV.......  (a)$22.377
                                (b)$22.059
          Ending AUV..........  (a)$12.999
                                (b)$12.782
          Ending Number of
            AUs...............  (a)428,042
                                (b)2,406

--------------------------------------------

FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$21.569
                                (b)$21.196
          Ending AUV..........  (a)$11.718
                                (b)$11.487
          Ending Number of
            AUs...............  (a)47,473
                                (b)1,962
--------------------------------------------

GLOBAL BOND - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$19.753
                                (b)$19.411
          Ending AUV..........  (a)$20.557
                                (b)$20.150
          Ending Number of
            AUs...............  (a)472,703
                                (b)4,068
--------------------------------------------

GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$26.498
                                (b)$26.036
          Ending AUV..........  (a)$14.774
                                (b)$14.480
          Ending Number of
            AUs...............  (a)231,108
                                (b)3,455
--------------------------------------------

GOVERNMENT AND QUALITY BOND - AST Class 1
Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$18.274
                                (b)$17.959
          Ending AUV..........  (a)$18.779
                                (b)$18.409
          Ending Number of
            AUs...............  (a)1,769,008
                                (b)37,480
--------------------------------------------

GROWTH - AST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$37.234
                                (b)$36.593
          Ending AUV..........  (a)$21.849
                                (b)$21.419
          Ending Number of
            AUs...............  (a)397,072
                                (b)8,380
--------------------------------------------

GROWTH-INCOME - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$34.653
                                (b)$34.056
          Ending AUV..........  (a)$19.486
                                (b)$19.102
          Ending Number of
            AUs...............  (a)795,523
                                (b)8,492
--------------------------------------------




                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflects AUV/AU without election of EstatePlus.
                 (b) Reflects AUV/AU with election of EstatePlus.

                 * Class 3 shares of SunAmerica Series Trust, which are subject to a 0.25% 12b-1 fee.

                                  INCEPTION    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                     TO           ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
      VARIABLE PORTFOLIOS         12/31/01      12/31/02      12/31/03      12/31/04      12/31/05      12/31/06      12/31/07
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

GROWTH OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$8.579     (a)$5.807     (a)$3.443     (a)$4.577     (a)$4.786     (a)$5.075     (a)$5.670
                                (b)$6.988     (b)$5.798     (b)$3.429     (b)$4.547     (b)$4.742     (b)$5.016     (b)$5.590
          Ending AUV..........  (a)$5.807     (a)$3.443     (a)$4.577     (a)$4.786     (a)$5.075     (a)$5.670     (a)$6.789
                                (b)$5.798     (b)$3.429     (b)$4.547     (b)$4.742     (b)$5.016     (b)$5.590     (b)$6.677
          Ending Number of
            AUs...............  (a)57,138     (a)147,919    (a)241,096    (a)167,203    (a)171,603    (a)168,142    (a)183,474
                                (b)1,528      (b)3,319      (b)2,765      (b)3,574      (b)5,749      (b)11,899     (b)11,351

--------------------------------------------------------------------------------------------------------------------------------

HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$13.279    (a)$12.511    (a)$11.607    (a)$15.041    (a)$17.401    (a)$18.658    (a)$21.072
                                (b)$13.522    (b)$12.489    (b)$11.564    (b)$14.947    (b)$17.250    (b)$18.450    (b)$20.785
          Ending AUV..........  (a)$12.511    (a)$11.607    (a)$15.041    (a)$17.401    (a)$18.658    (a)$21.072    (a)$21.041
                                (b)$12.489    (b)$11.564    (b)$14.947    (b)$17.250    (b)$18.450    (b)$20.785    (b)$20.702
          Ending Number of
            AUs...............  (a)1,205,175  (a)1,079,944  (a)1,423,384  (a)1,038,865  (a)927,030    (a)906,100    (a)683,734
                                (b)13,903     (b)18,915     (b)16,537     (b)12,709     (b)11,079     (b)9,771      (b)9,013
--------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$13.614    (a)$10.196    (a)$7.175     (a)$9.314     (a)$10.686    (a)$11.975    (a)$14.561
                                (b)$12.109    (b)$10.162    (b)$7.140     (b)$9.245     (b)$10.581    (b)$11.828    (b)$14.347
          Ending AUV..........  (a)$10.196    (a)$7.175     (a)$9.314     (a)$10.686    (a)$11.975    (a)$14.561    (a)$16.543
                                (b)$10.162    (b)$7.140     (b)$9.245     (b)$10.581    (b)$11.828    (b)$14.347    (b)$16.258
          Ending Number of
            AUs...............  (a)2,962,441  (a)2,588,862  (a)2,253,565  (a)2,018,801  (a)1,462,719  (a)1,344,028  (a)1,111,188
                                (b)9,943      (b)818        (b)13,414     (b)726        (b)808        (b)2,727      (b)1,784
--------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$13.980    (a)$10.743    (a)$8.367     (a)$11.283    (a)$13.431    (a)$15.119    (a)$18.918
                                (b)$12.558    (b)$10.713    (b)$8.322     (b)$11.195    (b)$13.293    (b)$14.926    (b)$18.630
          Ending AUV..........  (a)$10.743    (a)$8.367     (a)$11.283    (a)$13.431    (a)$15.119    (a)$18.918    (a)$19.968
                                (b)$10.713    (b)$8.322     (b)$11.195    (b)$13.293    (b)$14.926    (b)$18.630    (b)$19.615
          Ending Number of
            AUs...............  (a)540,811    (a)361,014    (a)441,884    (a)730,761    (a)688,635    (a)779,718    (a)813,577
                                (b)12,893     (b)12,733     (b)9,786      (b)11,126     (b)6,756      (b)8,505      (b)7,781
--------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 7/28/03)
          Beginning AUV.......  (a)N/A        (a)N/A        (a)$9.337     (a)$10.556    (a)$11.713    (a)$11.911    (a)$13.758
                                (b)N/A        (b)N/A        (b)$9.300     (b)$10.503    (b)$11.624    (b)$11.791    (b)$13.586
          Ending AUV..........  (a)N/A        (a)N/A        (a)$10.556    (a)$11.713    (a)$11.911    (a)$13.758    (a)$14.016
                                (b)N/A        (b)N/A        (b)$10.503    (b)$11.624    (b)$11.791    (b)$13.586    (b)$13.806
          Ending Number of
            AUs...............  (a)N/A        (a)N/A        (a)138,758    (a)672,413    (a)1,370,488  (a)1,889,733  (a)2,042,160
                                (b)N/A        (b)N/A        (b)5,076      (b)27,324     (b)43,991     (b)45,261     (b)43,994
--------------------------------------------------------------------------------------------------------------------------------

MARSICO FOCUSED GROWTH - SAST Class 1 Shares
(Inception Date - 7/28/03)
          Beginning AUV.......  (a)N/A        (a)N/A        (a)$8.768     (a)$9.550     (a)$10.466    (a)$11.413    (a)$12.206
                                (b)N/A        (b)N/A        (b)$8.743     (b)$0.000     (b)$10.324    (b)$11.268    (b)$12.021
          Ending AUV..........  (a)N/A        (a)N/A        (a)$9.550     (a)$10.466    (a)$11.413    (a)$12.206    (a)$13.663
                                (b)N/A        (b)N/A        (b)$0.000     (b)$0.000     (b)$11.268    (b)$12.021    (b)$13.423
          Ending Number of
            AUs...............  (a)N/A        (a)N/A        (a)172,556    (a)126,389    (a)216,259    (a)255,941    (a)220,876
                                (b)N/A        (b)N/A        (b)0.000      (b)0          (b)0          (b)1,330      (b)0
--------------------------------------------------------------------------------------------------------------------------------

MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$23.098    (a)$19.203    (a)$14.944    (a)$18.028    (a)$19.863    (a)$21.074    (a)$23.492
                                (b)$19.550    (b)$19.159    (b)$14.872    (b)$17.897    (b)$19.669    (b)$20.816    (b)$23.147
          Ending AUV..........  (a)$19.203    (a)$14.944    (a)$18.028    (a)$19.863    (a)$21.074    (a)$23.492    (a)$25.584
                                (b)$19.159    (b)$14.872    (b)$17.897    (b)$19.669    (b)$20.816    (b)$23.147    (b)$25.145
          Ending Number of
            AUs...............  (a)194,759    (a)308,531    (a)347,019    (a)274,390    (a)214,714    (a)175,764    (a)137,193
                                (b)16,776     (b)25,647     (b)12,161     (b)11,007     (b)7,945      (b)7,665      (b)6,953
--------------------------------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN - SAST Class 1 Shares
(Inception Date - 7/28/03)
          Beginning AUV.......  (a)N/A        (a)N/A        (a)$21.276    (a)$22.895    (a)$25.099    (a)$25.473    (a)$28.098
                                (b)N/A        (b)N/A        (b)$21.151    (b)$22.735    (b)$24.861    (b)$25.169    (b)$27.694
          Ending AUV..........  (a)N/A        (a)N/A        (a)$22.895    (a)$25.099    (a)$25.473    (a)$28.098    (a)$28.848
                                (b)N/A        (b)N/A        (b)$22.735    (b)$24.861    (b)$25.169    (b)$27.694    (b)$28.362
          Ending Number of
            AUs...............  (a)N/A        (a)N/A        (a)113,928    (a)354,737    (a)816,078    (a)1,145,362  (a)1,263,235
                                (b)N/A        (b)N/A        (b)1,795      (b)28,996     (b)67,325     (b)46,271     (b)47,934
--------------------------------------------------------------------------------------------------------------------------------
                                 FISCAL YEAR
                                    ENDED
      VARIABLE PORTFOLIOS         12/31/08
--------------------------------------------
--------------------------------------------

GROWTH OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$6.789
                                (b)$6.677
          Ending AUV..........  (a)$4.287
                                (b)$4.206
          Ending Number of
            AUs...............  (a)116,267
                                (b)9,546

--------------------------------------------

HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$21.041
                                (b)$20.702
          Ending AUV..........  (a)$14.060
                                (b)$13.799
          Ending Number of
            AUs...............  (a)606,727
                                (b)9,281
--------------------------------------------

INTERNATIONAL DIVERSIFIED EQUITIES - SAST
Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$16.543
                                (b)$16.258
          Ending AUV..........  (a)$9.863
                                (b)$9.669
          Ending Number of
            AUs...............  (a)908,506
                                (b)2,998
--------------------------------------------

INTERNATIONAL GROWTH & INCOME - SAST Class 1
Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$19.968
                                (b)$19.615
          Ending AUV..........  (a)$10.638
                                (b)$10.424
          Ending Number of
            AUs...............  (a)386,600
                                (b)5,986
--------------------------------------------

LORD ABBETT SERIES FUND GROWTH AND
INCOME - LASF Class VC Shares
(Inception Date - 7/28/03)
          Beginning AUV.......  (a)$14.016
                                (b)$13.806
          Ending AUV..........  (a)$8.777
                                (b)$8.624
          Ending Number of
            AUs...............  (a)1,855,070
                                (b)43,846
--------------------------------------------

MARSICO FOCUSED GROWTH - SAST Class 1 Shares
(Inception Date - 7/28/03)
          Beginning AUV.......  (a)$13.663
                                (b)$13.423
          Ending AUV..........  (a)$7.964
                                (b)$7.804
          Ending Number of
            AUs...............  (a)169,572
                                (b)0
--------------------------------------------

MFS MASSACHUSETTS INVESTORS TRUST - SAST
Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$25.584
                                (b)$25.145
          Ending AUV..........  (a)$17.024
                                (b)$16.690
          Ending Number of
            AUs...............  (a)114,381
                                (b)4,885
--------------------------------------------

MFS TOTAL RETURN - SAST Class 1 Shares
(Inception Date - 7/28/03)
          Beginning AUV.......  (a)$28.848
                                (b)$28.362
          Ending AUV..........  (a)$22.156
                                (b)$21.728
          Ending Number of
            AUs...............  (a)1,175,435
                                (b)41,654
--------------------------------------------




                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflects AUV/AU without election of EstatePlus.
                 (b) Reflects AUV/AU with election of EstatePlus.

                                  INCEPTION    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                     TO           ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
      VARIABLE PORTFOLIOS         12/31/01      12/31/02      12/31/03      12/31/04      12/31/05      12/31/06      12/31/07
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

MID-CAP GROWTH - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$16.649    (a)$13.420    (a)$6.982     (a)$9.438     (a)$10.605    (a)$10.778    (a)$10.888
                                (b)$16.262    (b)$13.385    (b)$6.947     (b)$9.367     (b)$10.499    (b)$10.643    (b)$10.725
          Ending AUV..........  (a)$13.420    (a)$6.982     (a)$9.438     (a)$10.605    (a)$10.778    (a)$10.888    (a)$12.541
                                (b)$13.385    (b)$6.947     (b)$9.367     (b)$10.499    (b)$10.643    (b)$10.725    (b)$12.323
          Ending Number of
            AUs...............  (a)337,250    (a)412,156    (a)1,404,870  (a)642,027    (a)486,379    (a)448,140    (a)352,918
                                (b)24,177     (b)30,661     (b)31,824     (b)31,195     (b)18,828     (b)18,763     (b)16,694

--------------------------------------------------------------------------------------------------------------------------------

NATURAL RESOURCES - AST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$14.706    (a)$14.327    (a)$15.293    (a)$22.251    (a)$27.405    (a)$39.440    (a)$48.529
                                (b)$15.450    (b)$14.289    (b)$15.218    (b)$22.086    (b)$27.133    (b)$38.951    (b)$47.807
          Ending AUV..........  (a)$14.327    (a)$15.293    (a)$22.251    (a)$27.405    (a)$39.440    (a)$48.529    (a)$67.013
                                (b)$14.289    (b)$15.218    (b)$22.086    (b)$27.133    (b)$38.951    (b)$47.807    (b)$65.852
          Ending Number of
            AUs...............  (a)291,991    (a)345,600    (a)360,978    (a)387,002    (a)388,718    (a)315,257    (a)313,563
                                (b)258        (b)3,543      (b)407        (b)1,573      (b)6,105      (b)7,693      (b)6,026
--------------------------------------------------------------------------------------------------------------------------------

SMALL & MID CAP VALUE* - SAST Class 3 Shares
(Inception Date - 7/28/03)
          Beginning AUV.......  (a)N/A        (a)N/A        (a)$11.487    (a)$13.590    (a)$15.770    (a)$16.432    (a)$18.363
                                (b)N/A        (b)N/A        (b)$11.446    (b)$13.525    (b)$15.657    (b)$16.273    (b)$18.140
          Ending AUV..........  (a)N/A        (a)N/A        (a)$13.590    (a)$15.770    (a)$16.432    (a)$18.363    (a)$18.366
                                (b)N/A        (b)N/A        (b)$13.525    (b)$15.657    (b)$16.273    (b)$18.140    (b)$18.098
          Ending Number of
            AUs...............  (a)N/A        (a)N/A        (a)35,851     (a)540,565    (a)610,756    (a)644,247    (a)629,314
                                (b)N/A        (b)N/A        (b)0          (b)4,061      (b)9,977      (b)10,960     (b)8,690
--------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$5.986     (a)$3.452     (a)$1.722     (a)$2.557     (a)$2.455     (a)$2.413     (a)$2.403
                                (b)$4.505     (b)$3.444     (b)$1.714     (b)$2.538     (b)$2.431     (b)$2.383     (b)$2.368
          Ending AUV..........  (a)$3.452     (a)$1.722     (a)$2.557     (a)$2.455     (a)$2.413     (a)$2.403     (a)$2.886
                                (b)$3.444     (b)$1.714     (b)$2.538     (b)$2.431     (b)$2.383     (b)$2.368     (b)$2.836
          Ending Number of
            AUs...............  (a)452,103    (a)477,205    (a)3,596,149  (a)516,107    (a)557,215    (a)357,900    (a)340,916
                                (b)8,367      (b)9,496      (b)14,350     (b)5,093      (b)5,068      (b)2,251      (b)1,504
--------------------------------------------------------------------------------------------------------------------------------

TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$13.537    (a)$11.504    (a)$8.638     (a)$10.104    (a)$11.621    (a)$12.192    (a)$15.191
                                (b)$13.611    (b)$11.480    (b)$8.597     (b)$10.031    (b)$11.508    (b)$12.044    (b)$14.969
          Ending AUV..........  (a)$11.504    (a)$8.638     (a)$10.104    (a)$11.621    (a)$12.192    (a)$15.191    (a)$18.091
                                (b)$11.480    (b)$8.597     (b)$10.031    (b)$11.508    (b)$12.044    (b)$14.969    (b)$17.782
          Ending Number of
            AUs...............  (a)741,375    (a)580,807    (a)475,095    (a)406,395    (a)323,245    (a)303,562    (a)272,670
                                (b)346        (b)238        (b)241        (b)234        (b)231        (b)219        (b)62
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN BOND - SAST Class 1 Shares
(formerly Worldwide High Income)
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$15.005    (a)$14.299    (a)$14.029    (a)$17.402    (a)$18.754    (a)$19.822    (a)$21.404
                                (b)$14.955    (b)$14.278    (b)$13.987    (b)$17.306    (b)$18.604    (b)$19.615    (b)$21.128
          Ending AUV..........  (a)$14.299    (a)$14.029    (a)$17.402    (a)$18.754    (a)$19.822    (a)$21.404    (a)$22.251
                                (b)$14.278    (b)$13.987    (b)$17.306    (b)$18.604    (b)$19.615    (b)$21.128    (b)$21.909
          Ending Number of
            AUs...............  (a)304,989    (a)257,489    (a)280,688    (a)226,068    (a)237,804    (a)235,107    (a)232,025
                                (b)803        (b)840        (b)702        (b)751        (b)3,592      (b)2,692      (b)3,191
--------------------------------------------------------------------------------------------------------------------------------
                                 FISCAL YEAR
                                    ENDED
      VARIABLE PORTFOLIOS         12/31/08
--------------------------------------------
--------------------------------------------

MID-CAP GROWTH - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$12.541
                                (b)$12.323
          Ending AUV..........  (a)$6.996
                                (b)$6.857
          Ending Number of
            AUs...............  (a)276,844
                                (b)13,654

--------------------------------------------

NATURAL RESOURCES - AST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$67.013
                                (b)$65.852
          Ending AUV..........  (a)$33.134
                                (b)$32.479
          Ending Number of
            AUs...............  (a)182,471
                                (b)6,042
--------------------------------------------

SMALL & MID CAP VALUE* - SAST Class 3 Shares
(Inception Date - 7/28/03)
          Beginning AUV.......  (a)$18.366
                                (b)$18.098
          Ending AUV..........  (a)$11.728
                                (b)$11.528
          Ending Number of
            AUs...............  (a)582,612
                                (b)7,284
--------------------------------------------

TECHNOLOGY - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$2.886
                                (b)$2.836
          Ending AUV..........  (a)$1.389
                                (b)$1.362
          Ending Number of
            AUs...............  (a)267,368
                                (b)1,756
--------------------------------------------

TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$18.091
                                (b)$17.782
          Ending AUV..........  (a)$11.146
                                (b)$10.928
          Ending Number of
            AUs...............  (a)234,850
                                (b)70
--------------------------------------------

TOTAL RETURN BOND - SAST Class 1 Shares
(formerly Worldwide High Income)
(Inception Date - 7/9/01)
          Beginning AUV.......  (a)$22.251
                                (b)$21.909
          Ending AUV..........  (a)$23.027
                                (b)$22.616
          Ending Number of
            AUs...............  (a)415,921
                                (b)8,851
--------------------------------------------




                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflects AUV/AU without election of EstatePlus.
                 (b) Reflects AUV/AU with election of EstatePlus.

                 * Class 3 shares of SunAmerica Series Trust, which are subject to a 0.25% 12b-1 fee.

                                  INCEPTION    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                     TO           ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
      VARIABLE PORTFOLIOS         12/31/01      12/31/02      12/31/03      12/31/04      12/31/05      12/31/06      12/31/07
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

VAN KAMPEN LIT CAPITAL GROWTH, CLASS II SHARES - VKT
(formerly Van Kampen LIT Strategic Growth)
(Inception Date - 12/10/01)
          Beginning AUV.......  (a)$0         (a)$0         (a)$8.020     (a)$8.610     (a)$9.057     (a)$9.602     (a)$9.705
                                (b)$0         (b)$0         (b)$7.955     (b)$8.530     (b)$8.952     (b)$9.466     (b)$9.544
          Ending AUV..........  (a)$0         (a)$0         (a)$8.610     (a)$9.057     (a)$9.602     (a)$9.705     (a)$11.150
                                (b)$0         (b)$0         (b)$8.530     (b)$8.952     (b)$9.466     (b)$9.544     (b)$10.938
          Ending Number of
            AUs...............  (a)0          (a)0          (a)34,571     (a)67,156     (a)75,779     (a)96,426     (a)84,883
                                (b)0          (b)0          (b)1,506      (b)2,884      (b)5,065      (b)6,834      (b)6,127

--------------------------------------------------------------------------------------------------------------------------------

VAN KAMPEN LIT COMSTOCK, CLASS II SHARES - VKT
(Inception Date - 12/10/01)
          Beginning AUV.......  (a)$0         (a)$0         (a)$9.158     (a)$10.431    (a)$12.064    (a)$12.371    (a)$14.139
                                (b)$0         (b)$0         (b)$9.126     (b)$10.382    (b)$11.978    (b)$12.252    (b)$13.968
          Ending AUV..........  (a)$0         (a)$0         (a)$10.431    (a)$12.064    (a)$12.371    (a)$14.139    (a)$13.601
                                (b)$0         (b)$0         (b)$10.382    (b)$11.978    (b)$12.252    (b)$13.968    (b)$13.404
          Ending Number of
            AUs...............  (a)0          (a)0          (a)146,887    (a)563,966    (a)1,461,633  (a)1,911,390  (a)1,952,907
                                (b)0          (b)0          (b)7,082      (b)54,095     (b)93,560     (b)91,413     (b)82,771
--------------------------------------------------------------------------------------------------------------------------------

VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SHARES - VKT
(Inception Date - 1/25/02)
          Beginning AUV.......  (a)N/A        (a)$0         (a)$9.868     (a)$11.139    (a)$12.520    (a)$13.529    (a)$15.454
                                (b)N/A        (b)$0         (b)$9.827     (b)$11.081    (b)$12.424    (b)$13.392    (b)$15.259
          Ending AUV..........  (a)N/A        (a)$0         (a)$11.139    (a)$12.520    (a)$13.529    (a)$15.454    (a)$15.605
                                (b)N/A        (b)$0         (b)$11.081    (b)$12.424    (b)$13.392    (b)$15.259    (b)$15.370
          Ending Number of
            AUs...............  (a)N/A        (a)0          (a)130,936    (a)378,009    (a)903,592    (a)1,419,655  (a)1,587,181
                                (b)N/A        (b)0          (b)4,630      (b)16,151     (b)29,438     (b)33,466     (b)38,069
--------------------------------------------------------------------------------------------------------------------------------
                                 FISCAL YEAR
                                    ENDED
      VARIABLE PORTFOLIOS         12/31/08
--------------------------------------------
--------------------------------------------

VAN KAMPEN LIT CAPITAL GROWTH, CLASS II
SHARES - VKT
(formerly Van Kampen LIT Strategic Growth)
(Inception Date - 12/10/01)
          Beginning AUV.......  (a)$13.601
                                (b)$13.404
          Ending AUV..........  (a)$8.600
                                (b)$8.454
          Ending Number of
            AUs...............  (a)1,793,522
                                (b)80,533

--------------------------------------------

VAN KAMPEN LIT COMSTOCK, CLASS II
SHARES - VKT
(Inception Date - 12/10/01)
          Beginning AUV.......  (a)$15.605
                                (b)$15.370
          Ending AUV..........  (a)$10.419
                                (b)$10.236
          Ending Number of
            AUs...............  (a)1,460,908
                                (b)39,537
--------------------------------------------

VAN KAMPEN LIT GROWTH AND INCOME, CLASS II
SHARES - VKT
(Inception Date - 1/25/02)
          Beginning AUV.......  (a)$11.150
                                (b)$10.938
          Ending AUV..........  (a)$5.588
                                (b)$5.468
          Ending Number of
            AUs...............  (a)91,722
                                (b)3,708
--------------------------------------------




                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflects AUV/AU without election of EstatePlus.
                 (b) Reflects AUV/AU with election of EstatePlus.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                       FISCAL        FISCAL        FISCAL        FISCAL
                                        YEAR          YEAR          YEAR          YEAR
                                        ENDED         ENDED         ENDED         ENDED
       VARIABLE PORTFOLIOS            12/31/01      12/31/02      12/31/03      12/31/04
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV..........    (a)$15.970    (a)$13.627    (a)$10.092    (a)$12.750
                                     (b)$15.970    (b)$13.621    (b)$10.062    (b)$12.680
          Ending AUV.............    (a)$13.627    (a)$10.092    (a)$12.750    (a)$14.643
                                     (b)$13.621    (b)$10.062    (b)$12.680    (b)$14.527
          Ending Number of AUs...    (a)21,673     (a)41,145     (a)60,005     (a)55,327
                                     (b)8,449      (b)12,792     (b)13,028     (b)10,626

-----------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV..........    (a)$32.786    (a)$32.462    (a)$21.935    (a)$27.140
                                     (b)$32.786    (b)$32.395    (b)$21.836    (b)$26.949
          Ending AUV.............    (a)$32.462    (a)$21.935    (a)$27.140    (a)$28.811
                                     (b)$32.395    (b)$21.836    (b)$26.949    (b)$28.536
          Ending Number of AUs...    (a)97,729     (a)227,946    (a)229,139    (a)175,154
                                     (b)21,106     (b)40,550     (b)32,571     (b)28,816
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 7/28/03)
          Beginning AUV..........    (a)N/A        (a)N/A        (a)$12.479    (a)$14.591
                                     (b)N/A        (b)N/A        (b)$12.447    (b)$14.537
          Ending AUV.............    (a)N/A        (a)N/A        (a)$14.591    (a)$16.310
                                     (b)N/A        (b)N/A        (b)$14.537    (b)$16.209
          Ending Number of AUs...    (a)N/A        (a)N/A        (a)10,818     (a)161,894
                                     (b)N/A        (b)N/A        (b)10,669     (b)23,484
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 7/28/03)
          Beginning AUV..........    (a)N/A        (a)N/A        (a)$13.167    (a)$14.667
                                     (b)N/A        (b)N/A        (b)$13.139    (b)$14.621
          Ending AUV.............    (a)N/A        (a)N/A        (a)$14.667    (a)$16.252
                                     (b)N/A        (b)N/A        (b)$14.621    (b)$16.161
          Ending Number of AUs...    (a)N/A        (a)N/A        (a)75,729     (a)338,206
                                     (b)N/A        (b)N/A        (b)10,306     (b)35,475
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 7/28/03)
          Beginning AUV..........    (a)N/A        (a)N/A        (a)$12.590    (a)$14.197
                                     (b)N/A        (b)N/A        (b)$12.560    (b)$14.148
          Ending AUV.............    (a)N/A        (a)N/A        (a)$14.197    (a)$15.434
                                     (b)N/A        (b)N/A        (b)$14.148    (b)$15.342
          Ending Number of AUs...    (a)N/A        (a)N/A        (a)83,828     (a)505,613
                                     (b)N/A        (b)N/A        (b)15,252     (b)59,702
-----------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV..........    (a)$18.647    (a)$18.608    (a)$16.920    (a)$20.478
                                     (b)$18.647    (b)$18.608    (b)$16.878    (b)$20.377
          Ending AUV.............    (a)$18.608    (a)$16.920    (a)$20.478    (a)$22.218
                                     (b)$18.608    (b)$16.878    (b)$20.377    (b)$22.052
          Ending Number of AUs...    (a)42,880     (a)365,202    (a)483,327    (a)632,174
                                     (b)14,146     (b)27,300     (b)26,476     (b)26,624
-----------------------------------------------------------------------------------------
BALANCED - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV..........    (a)$15.626    (a)$15.005    (a)$12.518    (a)$14.170
                                     (b)$15.626    (b)$15.005    (b)$12.486    (b)$14.100
          Ending AUV.............    (a)$15.005    (a)$12.518    (a)$14.170    (a)$14.881
                                     (b)$15.005    (b)$12.486    (b)$14.100    (b)$14.769
          Ending Number of AUs...    (a)107,427    (a)357,033    (a)361,492    (a)329,596
                                     (b)3,241      (b)22,241     (b)24,978     (b)21,078
-----------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV..........    (a)$7.199     (a)$6.701     (a)$4.662     (a)$5.778
                                     (b)$7.199     (b)$6.695     (b)$4.647     (b)$5.744
          Ending AUV.............    (a)$6.701     (a)$4.662     (a)$5.778     (a)$5.980
                                     (b)$6.695     (b)$4.647     (b)$5.744     (b)$5.930
          Ending Number of AUs...    (a)28,297     (a)203,638    (a)236,317    (a)289,679
                                     (b)15,167     (b)43,031     (b)50,790     (b)50,389
-----------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV..........    (a)$35.378    (a)$33.909    (a)$25.789    (a)$33.545
                                     (b)$35.378    (b)$33.891    (b)$25.714    (b)$33.363
          Ending AUV.............    (a)$33.909    (a)$25.789    (a)$33.545    (a)$35.995
                                     (b)$33.891    (b)$25.714    (b)$33.363    (b)$35.710
          Ending Number of AUs...    (a)68,173     (a)230,201    (a)268,363    (a)250,087
                                     (b)12,765     (b)32,723     (b)36,501     (b)35,329
-----------------------------------------------------------------------------------------
                                       FISCAL        FISCAL        FISCAL        FISCAL
                                        YEAR          YEAR          YEAR          YEAR
                                        ENDED         ENDED         ENDED         ENDED
       VARIABLE PORTFOLIOS            12/31/05      12/31/06      12/31/07      12/31/08
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV..........    (a)$14.643    (a)$15.658    (a)$17.446    (a)$17.074
                                     (b)$14.527    (b)$15.496    (b)$17.221    (b)$16.813
          Ending AUV.............    (a)$15.658    (a)$17.446    (a)$17.074    (a)$7.952
                                     (b)$15.496    (b)$17.221    (b)$16.813    (b)$7.810
          Ending Number of AUs...    (a)89,057     (a)41,385     (a)39,546     (a)26,953
                                     (b)6,482      (b)5,333      (b)4,137      (b)4,112

-----------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV..........    (a)$28.811    (a)$33.044    (a)$32.748    (a)$36.909
                                     (b)$28.536    (b)$32.647    (b)$32.274    (b)$36.284
          Ending AUV.............    (a)$33.044    (a)$32.748    (a)$36.909    (a)$21.510
                                     (b)$32.647    (b)$32.274    (b)$36.284    (b)$21.093
          Ending Number of AUs...    (a)150,198    (a)119,922    (a)98,319     (a)87,458
                                     (b)14,170     (b)10,643     (b)8,093      (b)7,619
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 7/28/03)
          Beginning AUV..........    (a)$16.310    (a)$18.325    (a)$21.736    (a)$24.587
                                     (b)$16.209    (b)$18.167    (b)$21.494    (b)$24.253
          Ending AUV.............    (a)$18.325    (a)$21.736    (a)$24.587    (a)$14.919
                                     (b)$18.167    (b)$21.494    (b)$24.253    (b)$14.680
          Ending Number of AUs...    (a)191,729    (a)168,966    (a)166,497    (a)189,790
                                     (b)24,963     (b)18,534     (b)12,312     (b)10,185
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 7/28/03)
          Beginning AUV..........    (a)$16.252    (a)$18.599    (a)$20.190    (a)$22.342
                                     (b)$16.161    (b)$18.448    (b)$19.977    (b)$22.050
          Ending AUV.............    (a)$18.599    (a)$20.190    (a)$22.342    (a)$12.329
                                     (b)$18.448    (b)$19.977    (b)$22.050    (b)$12.137
          Ending Number of AUs...    (a)390,021    (a)422,950    (a)421,269    (a)370,598
                                     (b)38,523     (b)30,298     (b)27,777     (b)21,367
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 7/28/03)
          Beginning AUV..........    (a)$15.434    (a)$16.088    (a)$18.254    (a)$18.886
                                     (b)$15.342    (b)$15.952    (b)$18.055    (b)$18.633
          Ending AUV.............    (a)$16.088    (a)$18.254    (a)$18.886    (a)$11.561
                                     (b)$15.952    (b)$18.055    (b)$18.633    (b)$11.377
          Ending Number of AUs...    (a)501,046    (a)477,018    (a)451,729    (a)342,501
                                     (b)65,875     (b)64,268     (b)56,863     (b)32,597
-----------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV..........    (a)$22.218    (a)$22.936    (a)$25.110    (a)$26.779
                                     (b)$22.052    (b)$22.708    (b)$24.798    (b)$26.380
          Ending AUV.............    (a)$22.936    (a)$25.110    (a)$26.779    (a)$20.265
                                     (b)$22.708    (b)$24.798    (b)$26.380    (b)19.914
          Ending Number of AUs...    (a)610,059    (a)564,600    (a)502,047    (a)451,067
                                     (b)22,665     (b)20,414     (b)19,709     (b)17,973
-----------------------------------------------------------------------------------------
BALANCED - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV..........    (a)$14.881    (a)$14.912    (a)$16.259    (a)$16.856
                                     (b)$14.769    (b)$14.763    (b)$16.056    (b)$16.604
          Ending AUV.............    (a)$14.912    (a)$16.259    (a)$16.856    (a)$12.285
                                     (b)$14.763    (b)$16.056    (b)$16.604    (b)$12.072
          Ending Number of AUs...    (a)291,468    (a)234,198    (a)208,851    (a)163,676
                                     (b)14,167     (b)9,439      (b)8,357      (b)7,166
-----------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV..........    (a)$5.980     (a)$6.030     (a)$6.321     (a)$7.090
                                     (b)$5.930     (b)$5.965     (b)$6.237     (b)$6.979
          Ending AUV.............    (a)$6.030     (a)$6.321     (a)$7.090     (a)$4.253
                                     (b)$5.965     (b)$6.237     (b)$6.979     (b)$4.176
          Ending Number of AUs...    (a)253,847    (a)179,160    (a)113,259    (a)118,231
                                     (b)35,883     (b)32,038     (b)30,739     (b)29,833
-----------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV..........    (a)$35.995    (a)$39.522    (a)$43.307    (a)$54.407
                                     (b)$35.710    (b)$39.111    (b)$42.750    (b)$53.573
          Ending AUV.............    (a)$39.522    (a)$43.307    (a)$54.407    (a)$31.906
                                     (b)$39.111    (b)$42.750    (b)$53.573    (b)$31.338
          Ending Number of AUs...    (a)218,390    (a)174,039    (a)148,220    (a)129,277
                                     (b)24,535     (b)19,486     (b)16,940     (b)15,021
-----------------------------------------------------------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflects AUV/AU without election of EstatePlus.
                 (b) Reflects AUV/AU with election of EstatePlus.

                                      FISCAL         FISCAL         FISCAL        FISCAL
                                       YEAR           YEAR           YEAR          YEAR
                                       ENDED          ENDED          ENDED         ENDED
       VARIABLE PORTFOLIOS           12/31/01       12/31/02       12/31/03      12/31/04
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV.........    (a)$8.100     (a)$7.171       (a)$5.072     (a)$6.247
                                    (b)$8.100     (b)$7.168       (b)$5.057     (b)$6.212
          Ending AUV............    (a)$7.171     (a)$5.072       (a)$6.247     (a)$6.943
                                    (b)$7.168     (b)$5.057       (b)$6.212     (b)$6.887
          Ending Number of AUs..    (a)34,702     (a)93,584       (a)102,840    (a)98,361
                                    (b)9,127      (b)21,629       (b)13,418     (b)11,905

------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV.........    (a)$12.987    (a)$13.058      (a)$13.015    (a)$12.886
                                    (b)$12.987    (b)$13.065      (b)$12.989    (b)$12.828
          Ending AUV............    (a)$13.058    (a)$13.015      (a)$12.886    (a)$12.776
                                    (b)$13.065    (b)$12.989      (b)$12.828    (b)$12.687
          Ending Number of AUs..    (a)666,933    (a)2,691,023    (a)737,961    (a)350,330
                                    (b)35,811     (b)127,783      (b)44,539     (b)18,584
------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV.........    (a)$13.663    (a)$13.972      (a)$14.765    (a)$16.255
                                    (b)$13.663    (b)$13.952      (b)$14.707    (b)$16.151
          Ending AUV............    (a)$13.972    (a)$14.765      (a)$16.255    (a)$17.077
                                    (b)$13.952    (b)$14.707      (b)$16.151    (b)$16.924
          Ending Number of AUs..    (a)80,015     (a)372,600      (a)431,694    (a)469,027
                                    (b)18,206     (b)44,153       (b)42,516     (b)53,110
------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV.........    (a)$27.129    (a)$26.207      (a)$21.459    (a)$28.093
                                    (b)$27.129    (b)$26.174      (b)$21.378    (b)$27.918
          Ending AUV............    (a)$26.207    (a)$21.459      (a)$28.093    (a)$31.362
                                    (b)$26.174    (b)$21.378      (b)$27.918    (b)$31.088
          Ending Number of AUs..    (a)258,892    (a)538,252      (a)576,810    (a)566,528
                                    (b)36,023     (b)56,681       (b)64,759     (b)65,871
------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV.........    (a)$9.376     (a)$9.703       (a)$8.916     (a)$10.525
                                    (b)$9.376     (b)$9.680       (b)$8.875     (b)$10.450
          Ending AUV............    (a)$9.703     (a)$8.916       (a)$10.525    (a)$11.348
                                    (b)$9.680     (b)$8.875       (b)$10.450    (b)$11.239
          Ending Number of AUs..    (a)32,920     (a)132,185      (a)204,227    (a)212,687
                                    (b)4,748      (b)19,343       (b)19,964     (b)21,258
------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV.........    (a)$16.876    (a)$16.380      (a)$12.924    (a)$16.215
                                    (b)$16.876    (b)$16.377      (b)$12.889    (b)$16.131
          Ending AUV............    (a)$16.380    (a)$12.924      (a)$16.215    (a)$17.524
                                    (b)$16.377    (b)$12.889      (b)$16.131    (b)$17.389
          Ending Number of AUs..    (a)45,973     (a)157,053      (a)158,591    (a)145,709
                                    (b)38,403     (b)56,089       (b)53,148     (b)42,326
------------------------------------------------------------------------------------------
FOREIGN VALUE* - SAST Class 3 Shares
(Inception Date - 7/28/03)
          Beginning AUV.........    (a)N/A        (a)N/A          (a)$10.559    (a)$12.463
                                    (b)N/A        (b)N/A          (b)$10.526    (b)$12.410
          Ending AUV............    (a)N/A        (a)N/A          (a)$12.463    (a)$14.701
                                    (b)N/A        (b)N/A          (b)$12.410    (b)$14.602
          Ending Number of AUs..    (a)N/A        (a)N/A          (a)28,174     (a)147,293
                                    (b)N/A        (b)N/A          (b)5          (b)17,722
------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV.........    (a)$21.065    (a)$19.070      (a)$13.792    (a)$16.822
                                    (b)$21.065    (b)$19.066      (b)$13.755    (b)$16.735
          Ending AUV............    (a)$19.070    (a)$13.792      (a)$16.822    (a)$17.371
                                    (b)$19.066    (b)$13.755      (b)$16.735    (b)$17.238
          Ending Number of AUs..    (a)23,245     (a)39,243       (a)28,800     (a)20,307
                                    (b)2,950      (b)10,078       (b)8,217      (b)7,175
------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV.........    (a)$15.461    (a)$15.662      (a)$16.321    (a)$16.621
                                    (b)$15.461    (b)$15.648      (b)$16.265    (b)$16.523
          Ending AUV............    (a)$15.662    (a)$16.321      (a)$16.621    (a)$16.994
                                    (b)$15.648    (b)$16.265      (b)$16.523    (b)$16.851
          Ending Number of AUs..    (a)28,624     (a)78,599       (a)90,832     (a)115,557
                                    (b)2,007      (b)7,589        (b)6,656      (b)13,811
------------------------------------------------------------------------------------------
                                      FISCAL        FISCAL        FISCAL        FISCAL
                                       YEAR          YEAR          YEAR          YEAR
                                       ENDED         ENDED         ENDED         ENDED
       VARIABLE PORTFOLIOS           12/31/05      12/31/06      12/31/07      12/31/08
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV.........    (a)$6.93      (a)$7.074     (a)$8.115     (a)$9.063
                                    (b)$6.887     (b)$6.999     (b)$8.009     (b)$8.922
          Ending AUV............    (a)$7.074     (a)$8.115     (a)$9.063     (a)$4.887
                                    (b)$6.999     (b)$8.009     (b)$8.922     (b)$4.799
          Ending Number of AUs..    (a)59,761     (a)61,685     (a)21,307     (a)29,435
                                    (b)6,544      (b)2,503      (b)2,006      (b)1,674

----------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV.........    (a)$12.776    (a)$12.915    (a)$13.289    (a)$13.658
                                    (b)$12.687    (b)$12.793    (b)$13.131    (b)$13.463
          Ending AUV............    (a)$12.915    (a)$13.289    (a)$13.658    (a)$13.591
                                    (b)$12.793    (b)$13.131    (b)$13.463    (b)$13.362
          Ending Number of AUs..    (a)283,753    (a)218,021    (a)220,740    (a)444,621
                                    (b)17,484     (b)48,516     (b)68,640     (b)71,686
----------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV.........    (a)$17.077    (a)$17.115    (a)$17.817    (a)$18.482
                                    (b)$16.924    (b)$16.920    (b)$17.570    (b)$18.180
          Ending AUV............    (a)$17.115    (a)$17.817    (a)$18.482    (a)$16.762
                                    (b)$16.920    (b)$17.570    (b)$18.180    (b)$16.447
          Ending Number of AUs..    (a)445,743    (a)411,889    (a)431,868    (a)391,404
                                    (b)48,298     (b)47,849     (b)41,742     (b)34,493
----------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV.........    (a)$31.362    (a)$34.116    (a)$38.687    (a)$40.198
                                    (b)$31.088    (b)$33.733    (b)$38.157    (b)$39.549
          Ending AUV............    (a)$34.116    (a)$38.687    (a)$40.198    (a)$24.447
                                    (b)$33.733    (b)$38.157    (b)$39.549    (b)$23.992
          Ending Number of AUs..    (a)508,636    (a)460,070    (a)405,052    (a)342,021
                                    (b)52,225     (b)46,903     (b)43,177     (b)39,171
----------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV.........    (a)$11.348    (a)$10.855    (a)$12.986    (a)$12.524
                                    (b)$11.239    (b)$10.724    (b)$12.797    (b)$12.311
          Ending AUV............    (a)$10.855    (a)$12.986    (a)$12.524    (a)$9.041
                                    (b)$10.724    (b)$12.797    (b)$12.311    (b)$8.864
          Ending Number of AUs..    (a)185,694    (a)143,323    (a)81,439     (a)60,269
                                    (b)14,376     (b)11,629     (b)11,186     (b)10,493
----------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV.........    (a)$17.524    (a)$18.039    (a)$20.703    (a)$20.381
                                    (b)$17.389    (b)$17.855    (b)$20.441    (b)$20.073
          Ending AUV............    (a)$18.039    (a)$20.703    (a)$20.381    (a)$12.332
                                    (b)$17.855    (b)$20.441    (b)$20.073    (b)$12.115
          Ending Number of AUs..    (a)125,823    (a)108,264    (a)76,918     (a)63,278
                                    (b)23,078     (b)18,015     (b)17,788     (b)17,170
----------------------------------------------------------------------------------------
FOREIGN VALUE* - SAST Class 3 Shares
(Inception Date - 7/28/03)
          Beginning AUV.........    (a)$14.701    (a)$15.918    (a)$19.918    (a)$22.377
                                    (b)$14.602    (b)$15.770    (b)$19.684    (b)$22.059
          Ending AUV............    (a)$15.918    (a)$19.918    (a)$22.377    (a)$12.999
                                    (b)$15.770    (b)$19.684    (b)$22.059    (b)$12.782
          Ending Number of AUs..    (a)177,693    (a)190,842    (a)180,602    (a)161,460
                                    (b)21,816     (b)17,763     (b)17,077     (b)7,524
----------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV.........    (a)$17.371    (a)$18.120    (a)$18.851    (a)$21.357
                                    (b)$17.238    (b)$17.936    (b)$18.613    (b)$21.034
          Ending AUV............    (a)$18.120    (a)$18.851    (a)$21.357    (a)$11.586
                                    (b)$17.936    (b)$18.613    (b)$21.034    (b)$11.383
          Ending Number of AUs..    (a)13,598     (a)10,919     (a)12,456     (a)15,957
                                    (b)2,680      (b)2,049      (b)1,335      (b)1,164
----------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV.........    (a)$16.994    (a)$17.480    (a)$17.855    (a)$19.558
                                    (b)$16.851    (b)$17.289    (b)$17.617    (b)$19.249
          Ending AUV............    (a)$17.480    (a)$17.855    (a)$19.558    (a)$20.324
                                    (b)$17.289    (b)$17.617    (b)$19.249    (b)$19.952
          Ending Number of AUs..    (a)117,624    (a)114,313    (a)102,712    (a)105,708
                                    (b)6,989      (b)8,645      (b)9,427      (b)5,668
----------------------------------------------------------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflects AUV/AU without election of EstatePlus.
                 (b) Reflects AUV/AU with election of EstatePlus.

                 * Class 3 shares of SunAmerica Series Trust, which are subject to a 0.25% 12b-1 fee.

                                     FISCAL         FISCAL          FISCAL         FISCAL
                                      YEAR           YEAR            YEAR           YEAR
                                      ENDED          ENDED           ENDED          ENDED
      VARIABLE PORTFOLIOS           12/31/01       12/31/02        12/31/03       12/31/04
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV........    (a)$17.986    (a)$17.477      (a)$12.570      (a)$15.638
                                   (b)$17.986    (b)$17.447      (b)$12.518      (b)$15.535
          Ending AUV...........    (a)$17.477    (a)$12.570      (a)$15.638      (a)$17.205
                                   (b)$17.447    (b)$12.518      (b)$15.535      (b)$17.049
          Ending Number of
            AUs................    (a)21,337     (a)52,732       (a)94,558       (a)56,031
                                   (b)1,106      (b)3,803        (b)1,543        (b)1,503

-------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV........    (a)$14.915    (a)$15.323      (a)$16.470      (a)$16.606
                                   (b)$14.915    (b)$15.319      (b)$16.426      (b)$16.519
          Ending AUV...........    (a)$15.323    (a)$16.470      (a)$16.606      (a)$16.887
                                   (b)$15.319    (b)$16.426      (b)$16.519      (b)$16.757
          Ending Number of
            AUs................    (a)226,122    (a)1,363,986    (a)1,192,239    (a)867,319
                                   (b)43,166     (b)99,375       (b)83,069       (b)112,269
-------------------------------------------------------------------------------------------
GROWTH - AST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV........    (a)$27.961    (a)$27.233      (a)$20.847      (a)$26.637
                                   (b)$27.961    (b)$27.215      (b)$20.781      (b)$26.486
          Ending AUV...........    (a)$27.233    (a)$20.847      (a)$26.637      (a)$29.039
                                   (b)$27.215    (b)$20.781      (b)$26.486      (b)$28.803
          Ending Number of
            AUs................    (a)44,182     (a)134,870      (a)157,143      (a)146,540
                                   (b)6,916      (b)25,443       (b)23,313       (b)23,529
-------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV........    (a)$28.878    (a)$26.800      (a)$20.783      (a)$25.679
                                   (b)$28.878    (b)$26.794      (b)$20.726      (b)$25.545
          Ending AUV...........    (a)$26.800    (a)$20.783      (a)$25.679      (a)$28.166
                                   (b)$26.794    (b)$20.726      (b)$25.545      (b)$27.949
          Ending Number of
            AUs................    (a)94,647     (a)262,112      (a)247,669      (a)214,870
                                   (b)21,761     (b)44,936       (b)36,884       (b)26,454
-------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV........    (a)$6.256     (a)$5.813       (a)$3.443       (a)$4.570
                                   (b)$6.256     (b)$5.804       (b)$3.426       (b)$4.537
          Ending AUV...........    (a)$5.813     (a)$3.443       (a)$4.570       (a)$4.772
                                   (b)$5.804     (b)$3.426       (b)$4.537       (b)$4.726
          Ending Number of
            AUs................    (a)24,497     (a)77,004       (a)132,656      (a)122,336
                                   (b)11,270     (b)48,225       (b)52,716       (b)45,161
-------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV........    (a)$13.172    (a)$12.506      (a)$11.584      (a)$14.990
                                   (b)$13.172    (b)$12.495      (b)$11.546      (b)$14.902
          Ending AUV...........    (a)$12.506    (a)$11.584      (a)$14.990      (a)$17.316
                                   (b)$12.495    (b)$11.546      (b)$14.902      (b)$17.171
          Ending Number of
            AUs................    (a)23,196     (a)227,933      (a)348,751      (a)282,185
                                   (b)5,015      (b)15,668       (b)31,655       (b)32,163
-------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV........    (a)$11.125    (a)$10.216      (a)$7.171       (a)$9.290
                                   (b)$11.125    (b)$10.168      (b)$7.139       (b)$9.228
          Ending AUV...........    (a)$10.216    (a)$7.171       (a)$9.290       (a)$10.643
                                   (b)$10.168    (b)$7.139       (b)$9.228       (b)$10.547
          Ending Number of
            AUs................    (a)47,648     (a)237,948      (a)337,169      (a)284,050
                                   (b)5,630      (b)17,177       (b)17,029       (b)25,832
-------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH & INCOME - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV........    (a)$11.372    (a)$10.751      (a)$8.364       (a)$11.262
                                   (b)$11.372    (b)$10.746      (b)$8.342       (b)$11.205
          Ending AUV...........    (a)$10.751    (a)$8.364       (a)$11.262      (a)$13.386
                                   (b)$10.746    (b)$8.342       (b)$11.205      (b)$13.285
          Ending Number of
            AUs................    (a)75,088     (a)271,904      (a)248,621      (a)248,393
                                   (b)3,720      (b)20,857       (b)20,934       (b)15,928
-------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 7/28/03)
          Beginning AUV........    (a)N/A        (a)N/A          (a)$9.337       (a)$10.556
                                   (b)N/A        (b)N/A          (b)$9.300       (b)$10.503
          Ending AUV...........    (a)N/A        (a)N/A          (a)$10.556      (a)$11.713
                                   (b)N/A        (b)N/A          (b)$10.503      (b)$11.624
          Ending Number of
            AUs................    (a)N/A        (a)N/A          (a)11,803       (a)197,771
                                   (b)N/A        (b)N/A          (b)2,148        (b)16,216
-------------------------------------------------------------------------------------------
                                     FISCAL        FISCAL        FISCAL        FISCAL
                                      YEAR          YEAR          YEAR          YEAR
                                      ENDED         ENDED         ENDED         ENDED
      VARIABLE PORTFOLIOS           12/31/05      12/31/06      12/31/07      12/31/08
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV........    (a)$17.205    (a)$19.591    (a)$23.866    (a)$26.257
                                   (b)$17.049    (b)$19.365    (b)$23.532    (b)$25.824
          Ending AUV...........    (a)$19.591    (a)$23.866    (a)$26.257    (a)$14.617
                                   (b)$19.365    (b)$23.532    (b)$25.824    (b)$14.340
          Ending Number of
            AUs................    (a)49,997     (a)49,818     (a)33,944     (a)36,620
                                   (b)4,970      (b)3,061      (b)3,061      (b)72

---------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV........    (a)$16.887    (a)$17.046    (a)$17.317    (a)$18.101
                                   (b)$16.757    (b)$16.873    (b)$17.098    (b)$17.828
          Ending AUV...........    (a)$17.046    (a)$17.317    (a)$18.101    (a)$18.573
                                   (b)$16.873    (b)$17.098    (b)$17.828    (b)$18.247
          Ending Number of
            AUs................    (a)809,378    (a)703,156    (a)668,281    (a)689,539
                                   (b)117,558    (b)105,067    (b)96,475     (b)56,795
---------------------------------------------------------------------------------------
GROWTH - AST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV........    (a)$29.039    (a)$30.593    (a)$34.083    (a)$36.937
                                   (b)$28.803    (b)$30.268    (b)$33.637    (b)$36.362
          Ending AUV...........    (a)$30.593    (a)$34.083    (a)$36.937    (a)$21.642
                                   (b)$30.268    (b)$33.637    (b)$36.362    (b)$21.252
          Ending Number of
            AUs................    (a)127,065    (a)108,324    (a)80,966     (a)69,299
                                   (b)18,123     (b)14,259     (b)13,748     (b)14,560
---------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV........    (a)$28.166    (a)$29.694    (a)$31.372    (a)$34.283
                                   (b)$27.949    (b)$29.392    (b)$30.974    (b)$33.765
          Ending AUV...........    (a)$29.694    (a)$31.372    (a)$34.283    (a)$19.249
                                   (b)$29.392    (b)$30.974    (b)$33.765    (b)$18.910
          Ending Number of
            AUs................    (a)180,206    (a)138,714    (a)110,365    (a)87,918
                                   (b)16,827     (b)13,312     (b)12,357     (b)11,853
---------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV........    (a)$4.772     (a)$5.052     (a)$5.636     (a)$6.738
                                   (b)$4.726     (b)$4.991     (b)$5.554     (b)$6.623
          Ending AUV...........    (a)$5.052     (a)$5.636     (a)$6.738     (a)$4.249
                                   (b)$4.991     (b)$5.554     (b)$6.623     (b)$4.166
          Ending Number of
            AUs................    (a)106,528    (a)95,733     (a)71,348     (a)50,093
                                   (b)18,901     (b)5,095      (b)5,696      (b)3,765
---------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV........    (a)$17.316    (a)$18.539    (a)$20.906    (a)$20.844
                                   (b)$17.171    (b)$18.338    (b)$20.628    (b)$20.515
          Ending AUV...........    (a)$18.539    (a)$20.906    (a)$20.844    (a)$13.907
                                   (b)$18.338    (b)$20.628    (b)$20.515    (b)$13.654
          Ending Number of
            AUs................    (a)233,242    (a)221,067    (a)155,448    (a)141,861
                                   (b)16,615     (b)16,681     (b)13,803     (b)12,962
---------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV........    (a)$10.643    (a)$11.910    (a)$14.460    (a)$16.403
                                   (b)$10.547    (b)$11.772    (b)$14.257    (b)$16.133
          Ending AUV...........    (a)$11.910    (a)$14.460    (a)$16.403    (a)$9.765
                                   (b)$11.772    (b)$14.257    (b)$16.133    (b)$9.580
          Ending Number of
            AUs................    (a)242,513    (a)196,304    (a)182,554    (a)178,933
                                   (b)20,329     (b)15,581     (b)13,234     (b)11,516
---------------------------------------------------------------------------------------
INTERNATIONAL GROWTH & INCOME - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV........    (a)$13.386    (a)$15.045    (a)$18.798    (a)$19.811
                                   (b)$13.285    (b)$14.895    (b)$18.564    (b)$19.516
          Ending AUV...........    (a)$15.045    (a)$18.798    (a)$19.811    (a)$10.539
                                   (b)$14.895    (b)$18.564    (b)$19.516    (b)$10.356
          Ending Number of
            AUs................    (a)241,546    (a)225,440    (a)201,796    (a)145,724
                                   (b)14,386     (b)11,262     (b)11,173     (b)11,331
---------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 7/28/03)
          Beginning AUV........    (a)$11.713    (a)$11.911    (a)$13.758    (a)$14.016
                                   (b)$11.624    (b)$11.791    (b)$13.586    (b)$13.806
          Ending AUV...........    (a)$11.911    (a)$13.758    (a)$14.016    (a)$8.777
                                   (b)$11.791    (b)$13.586    (b)$13.806    (b)$8.624
          Ending Number of
            AUs................    (a)154,523    (a)134,828    (a)135,307    (a)98,460
                                   (b)11,505     (b)11,330     (b)11,362     (b)10,462
---------------------------------------------------------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflects AUV/AU without election of EstatePlus.
                 (b) Reflects AUV/AU with election of EstatePlus.

                                       FISCAL        FISCAL        FISCAL        FISCAL
                                        YEAR          YEAR          YEAR          YEAR
                                        ENDED         ENDED         ENDED         ENDED
       VARIABLE PORTFOLIOS            12/31/01      12/31/02      12/31/03      12/31/04
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH* - SAST Class 3 Shares
(Inception Date - 7/28/03)
          Beginning AUV..........    (a)N/A        (a)N/A        (a)$8.768     (a)$9.507
                                     (b)N/A        (b)N/A        (b)$8.743     (b)$9.470
          Ending AUV.............    (a)N/A        (a)N/A        (a)$9.507     (a)$10.391
                                     (b)N/A        (b)N/A        (b)$9.470     (b)$10.324
          Ending Number of AUs...    (a)N/A        (a)N/A        (a)28,512     (a)79,068
                                     (b)N/A        (b)N/A        (b)4,830      (b)16,668

-----------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV..........    (a)$20.217    (a)$19.217    (a)$14.933    (a)$17.988
                                     (b)$20.217    (b)$19.204    (b)$14.886    (b)$17.887
          Ending AUV.............    (a)$19.217    (a)$14.933    (a)$17.988    (a)$19.788
                                     (b)$19.204    (b)$14.886    (b)$17.887    (b)$19.627
          Ending Number of AUs...    (a)45,559     (a)146,656    (a)202,746    (a)151,605
                                     (b)5,282      (b)17,824     (b)20,142     (b)17,716
-----------------------------------------------------------------------------------------
MFS TOTAL RETURN* - SAST Class 3 Shares
(Inception Date - 7/28/03)
          Beginning AUV..........    (a)N/A        (a)N/A        (a)$21.208    (a)$22.797
                                     (b)N/A        (b)N/A        (b)$21.138    (b)$22.697
          Ending AUV.............    (a)N/A        (a)N/A        (a)$22.797    (a)$24.931
                                     (b)N/A        (b)N/A        (b)$22.697    (b)$24.759
          Ending Number of AUs...    (a)N/A        (a)N/A        (a)$35,978    (a)126,365
                                     (b)N/A        (b)N/A        (b)1,992      (b)13,382
-----------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV..........    (a)$15.227    (a)$13.408    (a)$6.966     (a)$9.402
                                     (b)$15.227    (b)$13.395    (b)$6.942     (b)$9.346
          Ending AUV.............    (a)$13.408    (a)$6.966     (a)$9.402     (a)$10.549
                                     (b)$13.395    (b)$6.942     (b)$9.346     (b)$10.460
          Ending Number of AUs...    (a)99,028     (a)286,530    (a)320,630    (a)300,968
                                     (b)13,378     (b)38,608     (b)45,674     (b)47,560
-----------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV..........    (a)$14.651    (a)$14.352    (a)$15.297    (a)$22.221
                                     (b)$14.651    (b)$14.309    (b)$15.213    (b)$22.044
          Ending AUV.............    (a)$14.352    (a)$15.297    (a)$22.221    (a)$27.327
                                     (b)$14.309    (b)$15.213    (b)$22.044    (b)$27.042
          Ending Number of AUs...    (a)8,807      (a)46,153     (a)59,111     (a)104,211
                                     (b)1,515      (b)7,855      (b)8,292      (b)10,339
-----------------------------------------------------------------------------------------
SMALL & MID CAP VALUE* - SAST Class 3 Shares
(Inception Date - 7/28/03)
          Beginning AUV..........    (a)N/A        (a)N/A        (a)$11.487    (a)$13.589
                                     (b)N/A        (b)N/A        (b)$11.446    (b)$13.525
          Ending AUV.............    (a)N/A        (a)N/A        (a)$13.589    (a)$15.770
                                     (b)N/A        (b)N/A        (b)$13.525    (b)$15.657
          Ending Number of AUs...    (a)N/A        (a)N/A        (a)18,863     (a)139,512
                                     (b)N/A        (b)N/A        (b)1,622      (b)15,071
-----------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV..........    (a)$4.018     (a)$3.450     (a)$1.718     (a)$2.548
                                     (b)$4.018     (b)$3.451     (b)$1.715     (b)$2.536
          Ending AUV.............    (a)$3.450     (a)$1.718     (a)$2.548     (a)$2.442
                                     (b)$3.451     (b)$1.715     (b)$2.536     (b)$2.425
          Ending Number of AUs...    (a)54,460     (a)138,692    (a)189,634    (a)160,731
                                     (b)32,973     (b)66,335     (b)66,153     (b)46,797
-----------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV..........    (a)$12.848    (a)$11.507    (a)$8.627     (a)$10.077
                                     (b)$12.848    (b)$11.516    (b)$8.613     (b)$10.035
          Ending AUV.............    (a)$11.507    (a)$8.627     (a)$10.077    (a)$11.572
                                     (b)$11.516    (b)$8.613     (b)$10.035    (b)$11.496
          Ending Number of AUs...    (a)26,250     (a)131,718    (a)143,243    (a)113,090
                                     (b)2,786      (b)6,158      (b)5,277      (b)5,267
-----------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 2 Shares
(formerly Worldwide High Income)
(Inception Date - 7/9/01)
          Beginning AUV..........    (a)$14.490    (a)$14.301    (a)$13.999    (a)$17.339
                                     (b)$14.490    (b)$14.287    (b)$13.949    (b)$17.234
          Ending AUV.............    (a)$14.301    (a)$13.999    (a)$17.339    (a)$18.658
                                     (b)$14.287    (b)$13.949    (b)$17.234    (b)$18.499
          Ending Number of AUs...    (a)1,808      (a)13,981     (a)32,864     (a)33,185
                                     (b)500        (b)1,426      (b)2,535      (b)4,668
-----------------------------------------------------------------------------------------
                                       FISCAL        FISCAL        FISCAL        FISCAL
                                        YEAR          YEAR          YEAR          YEAR
                                        ENDED         ENDED         ENDED         ENDED
       VARIABLE PORTFOLIOS            12/31/05      12/31/06      12/31/07      12/31/08
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH* - SAST Class 3 Shares
(Inception Date - 7/28/03)
          Beginning AUV..........    (a)$10.391    (a)$11.302    (a)$12.058    (a)$13.463
                                     (b)$10.324    (b)$11.202    (b)$11.920    (b)$13.277
          Ending AUV.............    (a)$11.302    (a)$12.058    (a)$13.463    (a)$7.827
                                     (b)$11.202    (b)$11.920    (b)$13.277    (b)$7.700
          Ending Number of AUs...    (a)151,352    (a)124,781    (a)109,459    (a)107,603
                                     (b)23,447     (b)18,561     (b)21,676     (b)13,218

-----------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV..........    (a)$19.788    (a)$20.963    (a)$23.334    (a)$25.373
                                     (b)$19.627    (b)$20.741    (b)$23.029    (b)$24.979
          Ending AUV.............    (a)$20.963    (a)$23.334    (a)$25.373    (a)$16.858
                                     (b)$20.741    (b)$23.029    (b)$24.979    (b)$16.554
          Ending Number of AUs...    (a)108,103    (a)88,990     (a)72,932     (a)45,779
                                     (b)13,671     (b)9,121      (b)8,539      (b)7,753
-----------------------------------------------------------------------------------------
MFS TOTAL RETURN* - SAST Class 3 Shares
(Inception Date - 7/28/03)
          Beginning AUV..........    (a)$24.931    (a)$25.240    (a)$27.772    (a)$28.439
                                     (b)$24.759    (b)$25.004    (b)$27.443    (b)$28.032
          Ending AUV.............    (a)$25.240    (a)$27.772    (a)$28.439    (a)$21.787
                                     (b)$25.004    (b)$27.443    (b)$28.032    (b)$21.421
          Ending Number of AUs...    (a)154,678    (a)193,403    (a)189,943    (a)162,243
                                     (b)30,015     (b)30,281     (b)29,955     (b)25,301
-----------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV..........    (a)$10.549    (a)$10.704    (a)$10.798    (a)$12.419
                                     (b)$10.460    (b)$10.588    (b)$10.653    (b)$12.221
          Ending AUV.............    (a)$10.704    (a)$10.798    (a)$12.419    (a)$6.917
                                     (b)$10.588    (b)$10.653    (b)$12.221    (b)$6.790
          Ending Number of AUs...    (a)255,726    (a)198,369    (a)158,282    (a)134,604
                                     (b)35,869     (b)20,988     (b)19,566     (b)16,226
-----------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV..........    (a)$27.327    (a)$39.268    (a)$48.246    (a)$66.523
                                     (b)$27.042    (b)$38.763    (b)$47.506    (b)$65.340
          Ending AUV.............    (a)$39.268    (a)$48.246    (a)$66.523    (a)$32.842
                                     (b)$38.763    (b)$47.506    (b)$65.340    (b)$32.177
          Ending Number of AUs...    (a)107,809    (a)99,499     (a)98,316     (a)90,770
                                     (b)12,560     (b)7,642      (b)6,517      (b)5,225
-----------------------------------------------------------------------------------------
SMALL & MID CAP VALUE* - SAST Class 3 Shares
(Inception Date - 7/28/03)
          Beginning AUV..........    (a)$15.770    (a)$16.432    (a)$18.363    (a)$18.366
                                     (b)$15.657    (b)$16.273    (b)$18.140    (b)$18.098
          Ending AUV.............    (a)$16.432    (a)$18.363    (a)$18.366    (a)$11.728
                                     (b)$16.273    (b)$18.140    (b)$18.098    (b)$11.528
          Ending Number of AUs...    (a)154,676    (a)141,132    (a)126,496    (a)113,583
                                     (b)20,034     (b)15,135     (b)15,788     (b)10,414
-----------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV..........    (a)$2.442     (a)$2.397     (a)$2.384     (a)$2.858
                                     (b)$2.425     (b)$2.374     (b)$2.355     (b)$2.817
          Ending AUV.............    (a)$2.397     (a)$2.384     (a)$2.858     (a)$1.374
                                     (b)$2.374     (b)$2.355     (b)$2.817     (b)$1.350
          Ending Number of AUs...    (a)141,004    (a)115,235    (a)104,248    (a)85,936
                                     (b)16,272     (b)13,228     (b)12,398     (b)10,895
-----------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 2 Shares
(Inception Date - 7/9/01)
          Beginning AUV..........    (a)$11.572    (a)$12.123    (a)$15.082    (a)$17.934
                                     (b)$11.496    (b)$12.014    (b)$14.909    (b)$17.684
          Ending AUV.............    (a)$12.123    (a)$15.082    (a)$17.934    (a)$11.033
                                     (b)$12.014    (b)$14.909    (b)$17.684    (b)$10.852
          Ending Number of AUs...    (a)65,679     (a)71,962     (a)61,191     (a)71,451
                                     (b)5,769      (b)5,511      (b)5,511      (b)1,195
-----------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 2 Shares
(formerly Worldwide High Income)
(Inception Date - 7/9/01)
          Beginning AUV..........    (a)$18.658    (a)$19.691    (a)$21.232    (a)$22.039
                                     (b)$18.499    (b)$19.474    (b)$20.945    (b)$21.687
          Ending AUV.............    (a)$19.691    (a)$21.232    (a)$22.039    (a)$22.773
                                     (b)$19.474    (b)$20.945    (b)$21.687    (b)$22.354
          Ending Number of AUs...    (a)35,707     (a)34,026     (a)26,765     (a)40,655
                                     (b)4,505      (b)3,417      (b)3,507
-----------------------------------------------------------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflects AUV/AU without election of EstatePlus.
                 (b) Reflects AUV/AU with election of EstatePlus.

                 * Class 3 shares of SunAmerica Series Trust, which are subject to a 0.25% 12b-1 fee.

                                       FISCAL        FISCAL        FISCAL        FISCAL
                                        YEAR          YEAR          YEAR          YEAR
                                        ENDED         ENDED         ENDED         ENDED
       VARIABLE PORTFOLIOS            12/31/01      12/31/02      12/31/03      12/31/04
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

VAN KAMPEN LIT CAPITAL GROWTH, CLASS II SHARES - VKT
(formerly Van Kampen LIT Strategic Growth)
(Inception Date - 12/10/01)
          Beginning AUV..........    (a)$10.352    (a)$10.377    (a)$6.883     (a)$8.613
                                     (b)$0.000     (b)$0.000     (b)$6.837     (b)$8.533
          Ending AUV.............    (a)$10.377    (a)$6.883     (a)$8.613     (a)$9.057
                                     (b)$0.000     (b)$6.837     (b)$8.533     (b)$8.952
          Ending Number of AUs...    (a)1,143      (a)125,151    (a)181,013    (a)109,107
                                     (b)0          (b)22,249     (b)27,924     (b)21,261

-----------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SHARES - VKT
(Inception Date - 12/10/01)
          Beginning AUV..........    (a)$10.106    (a)$10.214    (a)$8.098     (a)$10.431
                                     (b)$0.000     (b)$0.000     (b)$8.081     (b)$10.382
          Ending AUV.............    (a)$10.214    (a)$8.098     (a)$10.431    (a)$12.064
                                     (b)$0.000     (b)$8.081     (b)$10.382    (b)$11.978
          Ending Number of AUs...    (a)3,643      (a)143,852    (a)192,557    (a)231,288
                                     (b)0          (b)24,918     (b)24,906     (b)31,833
-----------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SHARES - VKT
(Inception Date - 1/25/02)
          Beginning AUV..........    (a)N/A        (a)$10.556    (a)$8.857     (a)$11.139
                                     (b)N/A        (b)$10.549    (b)$8.833     (b)$11.081
          Ending AUV.............    (a)N/A        (a)$8.857     (a)$11.139    (a)$12.520
                                     (b)N/A        (b)$8.833     (b)$11.081    (b)$12.424
          Ending Number of AUs...    (a)N/A        (a)86,876     (a)118,695    (a)160,893
                                     (b)N/A        (b)18,787     (b)7,804      (b)6,182
-----------------------------------------------------------------------------------------
                                       FISCAL        FISCAL        FISCAL        FISCAL
                                        YEAR          YEAR          YEAR          YEAR
                                        ENDED         ENDED         ENDED         ENDED
       VARIABLE PORTFOLIOS            12/31/05      12/31/06      12/31/07      12/31/08
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

VAN KAMPEN LIT CAPITAL GROWTH, CLASS II SHARES - VKT
(formerly Van Kampen LIT Strategic Growth)
(Inception Date - 12/10/01)
          Beginning AUV..........    (a)$9.057     (a)$9.602     (a)$9.705     (a)$13.601
                                     (b)$8.952     (b)$9.466     (b)$9.544     (b)$13.404
          Ending AUV.............    (a)$9.602     (a)$9.705     (a)$11.150    (a)$8.600
                                     (b)$9.466     (b)$9.544     (b)$10.938    (b)$8.454
          Ending Number of AUs...    (a)59,332     (a)62,849     (a)51,819     (a)111,585
                                     (b)12,291     (b)9,182      (b)8,059      (b)14,638

-----------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SHARES - VKT
(Inception Date - 12/10/01)
          Beginning AUV..........    (a)$12.064    (a)$12.371    (a)$14.139    (a)$15.605
                                     (b)$11.978    (b)$12.252    (b)$13.968    (b)$15.370
          Ending AUV.............    (a)$12.371    (a)$14.139    (a)$13.601    (a)$10.419
                                     (b)$12.252    (b)$13.968    (b)$13.404    (b)$10.236
          Ending Number of AUs...    (a)249,477    (a)171,425    (a)128,722    (a)115,439
                                     (b)33,957     (b)21,261     (b)15,786     (b)5,151
-----------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SHARES - VKT
(Inception Date - 1/25/02)
          Beginning AUV..........    (a)$12.520    (a)$13.529    (a)$15.454    (a)$11.150
                                     (b)$12.424    (b)$13.392    (b)$15.259    (b)$10.938
          Ending AUV.............    (a)$13.529    (a)$15.454    (a)$15.605    (a)$5.588
                                     (b)$13.392    (b)$15.259    (b)$15.370    (b)$5.468
          Ending Number of AUs...    (a)169,490    (a)150,003    (a)127,664    (a)41,425
                                     (b)5,004      (b)6,040      (b)5,744      (b)7,508
-----------------------------------------------------------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflects AUV/AU without election of EstatePlus.
                 (b) Reflects AUV/AU with election of EstatePlus.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:


If the continuing spouse is below age 90 at the time of death, and:


     If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

     a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

     b.  Continuation Net Purchase Payments; or

     c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Withdrawals recorded since the contract anniversary in the same proportion that each Withdrawal reduced the contract value on the date of the Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

     If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

     a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

     b.  Net Purchase Payments received since the original issue date; or

     c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Withdrawals since the contract anniversary in the same proportion that the Withdrawal reduced each contract value on the date of the Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

     If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before October 24, 2001.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION              STATES
------------------------------------------------------------------------------------
 Transfer Privilege         Any transfer over the limit of 15 will    Pennsylvania
                            incur a $10 transfer fee.                 Texas
------------------------------------------------------------------------------------
 Free Look                  If you reside in Arizona and are age 65   Arizona
                            or older on your Contract Date, the
                            Free Look period is 30 days
------------------------------------------------------------------------------------
 Free Look                  If you reside in California and are age   California
                            60 or older on your Contract Date, the
                            Free Look period is 30 days.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0.50%    California
                            for qualified contracts and 2.35% for
                            Non-Qualified contracts when you
                            surrender your contract or begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Maine
                            Qualified contracts and 2.0% for Non-
                            Qualified contracts when you make a
                            Purchase Payment.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Nevada
                            Qualified contracts and 3.5% for Non-
                            Qualified contracts when you surrender
                            your contract or begin the Income
                            Phase.
------------------------------------------------------------------------------------
 Premium Tax                For the first $500,000 in the contract,   South Dakota
                            we deduct premium tax charges of 0% for
                            Qualified contracts and 1.25% for Non-
                            Qualified contracts when you make a
                            Purchase Payment. For any amount in
                            excess of $500,000 in the contract, we
                            deduct front-end premium tax charges of
                            0% for Qualified contracts and 0.80%
                            for Non-Qualified contracts when you
                            make a Purchase Payment.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 1.0%     West Virginia
                            for Qualified contracts and 1.0% for
                            Non-Qualified contracts when you
                            surrender your contract or begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Wyoming
                            Qualified contracts and 1.0% for Non-
                            Qualified contracts when you make a
                            Purchase Payment.
------------------------------------------------------------------------------------

  Please forward a copy (without charge) of the Anchor Advisor Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ----------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------



  Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299

                       STATEMENT OF ADDITIONAL INFORMATION

                        FIXED AND VARIABLE GROUP DEFERRED
        ANNUITY CONTRACTS ISSUED BY AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                          VARIABLE ANNUITY ACCOUNT FOUR

                         ANCHOR ADVISOR VARIABLE ANNUITY



This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 1, 2009 relating to the annuity contracts described above, a copy of which may be obtained without charge by calling
(800) 445-7862 or by written request addressed to:


                     AIG SunAmerica Life Assurance Company

                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299


      THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2009

                                TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
Separate Account...........................................................   3

General Account............................................................   4

Support Agreement Between the Company and AIG..............................   4

Performance Data ..........................................................   5

Annuity Income Payments....................................................   8

Annuity Unit Values........................................................   9

Death Benefit Provisions for Contracts Issued Between October 24, 2001
   and May 1, 2009.........................................................  12

Death Benefit Provisions Following Spousal Continuation for Contracts
   Issued Between October 24, 2001 and May 1, 2009.........................  16

Death Benefit Provisions for Contracts Issued Before October 24, 2001......  21

Death Benefit Provisions Following Spousal Continuation for Contracts
   Issued Before October 24, 2001..........................................  22

Taxes......................................................................  24

Broker-Dealer Firms Receiving Revenue Sharing Payments.....................  34

Distribution of Contracts..................................................  35

Financial Statements.......................................................  35

                                SEPARATE ACCOUNT

        Variable Annuity Account Four (the "Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on November 8, 1994, pursuant to the provisions of California law, as a segregated asset account of the Company. Anchor National has since redomesticated to Arizona. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company (the "Company"). This was a name change only and did not affect the substance of any contract. The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a wholly owned subsidiary of AIG Retirement Services, Inc.(formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance, life insurance and retirement services, financial services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

        The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

        The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

        The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The Contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

        Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the Contract (although the Company does not guarantee the amounts of the variable Income Payments).

                         AMERICAN HOME ASSURANCE COMPANY


        All references in this SAI to American Home Assurance Company ("American Home") apply to contracts issued prior to December 29, 2006. American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG").


                                 GENERAL ACCOUNT

        The General Account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the one-year fixed investment option and/or the one year DCA fixed account available in connection with the general account, as elected by the owner at the time of purchasing a contract or upon making a subsequent payment. Assets supporting amounts allocated to the one-year fixed investment option and/or the one-year DCA account become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                  SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG

        The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG on behalf of the Company.

                                PERFORMANCE DATA

      From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

      In addition, the Separate Account may advertise "total return" date for its other Variable Portfolios (including the Cash Management Portfolio). A Variable Portfolio is a sub-account of the Separate Account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

      In calculating hypothetical historical adjusted returns, for periods starting prior to the date the Variable Portfolios were first offered to the public, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding underlying funds of American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust (Trusts), modified to reflect the charges and expenses as if the Separate Account Variable Portfolio had been in existence since the inception date of each respective Trusts' underlying fund. Thus, such performance figures should not be construed to be actual historic performance of the relevant Separate Account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trusts, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). We commonly refer to these performance calculations as hypothetical adjusted historical returns. The Trusts have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

      Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

      Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

            Base Period Return = (EV-SV)/(SV)

      where:
            SV = value of one Accumulation Unit at the start of a 7 day period EV = value of one Accumulation Unit at the end of the 7 day period

      The value of the Accumulation Unit at the end of the period (EV) is determined by (1) adding, to the value of the Accumulation Unit at the beginning of the period (SV), the investment income from the underlying fund attributed to the Accumulation Unit over the period, and (2) subtracting, from the result, the portion of the annual mortality and expense risk and distribution expense charges allocable to the 7 day period (obtained by multiplying the annually-based charges by the fraction 365/7).

      The current yield is then obtained by annualizing the Base Period Return:

      Current Yield = (Base Period Return) x (365/7)

      The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

      Effective Yield = [(Base Period Return + 1)365/7 - 1]

      The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.


      Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in value of your investment.


OTHER VARIABLE PORTFOLIOS

      The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return".

      These rates of return do not reflect election of optional features. The rates of return would be lower if these features were included in the calculations. The total return figures are based on historical data and are not intended to indicate future performance. These rates of return reflect the currently applicable 12b-1 service fee on the Trusts. If you purchased your contract before July 9, 2001, the variable portfolio shares of the Anchor Series and SunAmerica Series Trusts are not subject to the 12b-1 service fee, and therefore, the performance figures would be slightly higher.


     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                 P (1 + T)/(n)/ =  ERV

     where:

                 P = a hypothetical initial payment of $1,000

                 T = average annual total return

                 n = number of years

                 ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

     The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

PORTFOLIO ALLOCATOR MODELS PERFORMANCE

      The Separate Account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

      Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reevaluation date. The model inception date is the date when the model was first offered for investment.

      The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be a complete redemption at the end of the period in question.

                 P (1 + T) (n)  =  ERV

                 P   =    contract value at the beginning of period n

                 T   =    average annual total return for the period in question

                 n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.

                 ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the reevaluation date of March 31. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.

      Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                  n
            P(1+T)  = ERV

where:
            P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years

   ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

      The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                             ANNUITY INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

      The initial Annuity Income Payment is determined by applying separately that portion of the contract value allocated to the fixed investment option and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

      The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

      For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

      For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.

                               ANNUITY UNIT VALUES

      The value of an Annuity Unit is determined independently for each Variable Portfolio.

      The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

      The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

      For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

      The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

      The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

      (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

      (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

      The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change in the value of the Variable Portfolio; a NIF greater than 1.000 results in from increase in the value of the Variable Portfolio; and a NIF less than 1.000 results from a decrease in the value of the Variable Portfolio. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the

Variable Portfolio invests; it is also reduced by Separate Account asset charges.

      ILLUSTRATIVE EXAMPLE

      Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

            NIF = ($11.46/$11.44)

            = 1.00174825

      ILLUSTRATIVE EXAMPLE

      The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:
                      (1/12
            1/[(1.035)     )] = 0.99713732

      In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

            $10.103523 x 1.00174825 x 0.99713732 = $10.092213

VARIABLE INCOME PAYMENTS

      ILLUSTRATIVE EXAMPLE

      Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

      P's first variable Income Payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly Income Payments for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the monthly installment of $5.42 (Option 4v table, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

      First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

      The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Annuity Units to Annuity Units of another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

      Annuity Units = $630.95/$13.256932 = 47.593968

      P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

      Second Payment = 47.593968 x $13.327695 = $634.32

      The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

      Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

              DEATH BENEFIT PROVISIONS FOR CONTRACTS ISSUED BETWEEN
                        OCTOBER 24, 2001 AND MAY 1, 2009

This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated. You may pay for the optional EstatePlus feature and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

     3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each withdrawal recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

For Option 1, in the state of Washington, Net Purchase Payments are compounded at 3% annual growth rate regardless of the issue age.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments since that contract anniversary.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Option, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of this Option if:

     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica Life to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

--------------------------------------------------------------------------------------------------------
           CONTRACT YEAR                       ESTATEPLUS                         MAXIMUM
              OF DEATH                         PERCENTAGE                    ESTATEPLUS BENEFIT
--------------------------------------------------------------------------------------------------------
Years 0 - 4                        25% of Earnings                   40% of Continuation Net
                                                                     Purchase Payments
--------------------------------------------------------------------------------------------------------
Years 5 - 9                        40% of Earnings                   65% of Continuation Net
                                                                     Purchase Payments
--------------------------------------------------------------------------------------------------------
Years 10+                          50% of Earnings                   75% of Continuation Net
                                                                     Purchase Payments
--------------------------------------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

--------------------------------------------------------------------------------------------------------
           CONTRACT YEAR                       ESTATEPLUS                    MAXIMUM
              OF DEATH                         PERCENTAGE               ESTATEPLUS BENEFIT
--------------------------------------------------------------------------------------------------------
All Contract Years                 25% of Earnings                   40% of Continuation Net
                                                                     Purchase Payments
--------------------------------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

      DEATH BENEFIT PROVISIONS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS
                ISSUED BETWEEN OCTOBER 24, 2001 AND MAY 1, 2009

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:

     1.  Purchase Payment Accumulation Option

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date or for any contracts issued in the State of Washington, regardless of age) plus any Purchase Payments recorded after the date of death; and reduced by any Withdrawals recorded after the date of death in the same proportion that the Withdrawal reduced the contract value on the date of each withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Withdrawals recorded after the seventh contract anniversary in the same proportion that the Withdrawal reduced the contract value on the date of the Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the

             Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Withdrawals since the seventh contract anniversary in the same proportion that each Withdrawal reduced the contract value on the date of the Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Withdrawals recorded after the date of death in the same proportion that each Withdrawal reduced the contract value on the date of the Withdrawal.

     2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Withdrawals recorded since the contract anniversary in the same proportion that each

             Withdrawal reduced the contract value on the date of the Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments received since the original issue date; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Withdrawals since the contract anniversary in the same proportion that the Withdrawal reduced each contract value on the date of the Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

-------------------------------------------------------------------------------------------------------
           CONTRACT YEAR                       ESTATEPLUS                        MAXIMUM
              OF DEATH                         PERCENTAGE                   ESTATEPLUS BENEFIT
-------------------------------------------------------------------------------------------------------
Years 0 - 4                        25% of Earnings                  40% of Continuation Net
                                                                    Purchase Payments
-------------------------------------------------------------------------------------------------------
Years 5 - 9                        40% of Earnings                  65% of Continuation Net
                                                                    Purchase Payments
-------------------------------------------------------------------------------------------------------
Years 10+                          50% of Earnings                  75% of Continuation Net
                                                                    Purchase Payments
-------------------------------------------------------------------------------------------------------


On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

-------------------------------------------------------------------------------------------------------
           CONTRACT YEAR                       ESTATEPLUS                      MAXIMUM
              OF DEATH                         PERCENTAGE               ESTATEPLUS BENEFIT
-------------------------------------------------------------------------------------------------------
All Contract Years                 25% of Earnings                  40% of Continuation Net
                                                                    Purchase Payments
-------------------------------------------------------------------------------------------------------

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Percentage calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the tables above.

What is the EstatePlus benefit?

We determine the EstatePlus Benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus Benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

                  DEATH BENEFIT PROVISIONS FOR CONTRACTS ISSUED
                             BEFORE OCTOBER 24, 2001


THE FOLLOWING DETAILS THE DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

      The death benefit is the greater of:


               1. the contract value at the time we receive all required
                  paperwork and satisfactory proof of death; or

               2. total Purchase Payments less withdrawals, compounded at a 4%
                  annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

               3. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

      The death benefit is the greater of:

               1. the contract value at the time we receive all required
                  paperwork and satisfactory proof of death; or

               2. total Purchase Payments less any withdrawals; or

               3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.

      If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if you are age 81 or older at the time of contract issue, or you are age 90 or older at the time of your death.

      DEATH BENEFIT PROVISIONS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS
                         ISSUED BEFORE OCTOBER 24, 2001


THE FOLLOWING DETAILS THE DEATH BENEFIT OPTIONS UPON THE CONTINUING SPOUSE'S DEATH FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

               If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. The contract value on the Continuation Date (including the
                  Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

               c. The contract value on the seventh contract anniversary
                  following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

               If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

               c. The contract value on the seventh contract anniversary
                  following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

               If the Continuing Spouse is below age 90 at the time of death, and if a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

               c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

               If the Continuing Spouse is below age 90 at the time of death and if a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Net Purchase Payments received since the original issue date;
                  or

               c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

      If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

                                      TAXES


GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.


Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a qualified contract. Examples of Qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified contract.


For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.


WITHHOLDING TAX ON DISTRIBUTIONS


Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:


         o   after attainment of age 59 1/2;

         o   when paid to your beneficiary after you die;

         o   after you become disabled (as defined in the IRC);

         o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

         o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

         o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

         o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

         o payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

         o for payment of health insurance if you are unemployed and meet certain requirements;

         o   distributions from IRAs for higher education expenses;

         o   distributions from IRAs for first home purchases;

         o amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.


The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free. The Heroes Earnings Assistance and Relief Tax Act of 2008 expanded the reservist provisions to include all individuals called up to active duty since since September 11, 2001.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract. For eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a Qualified contract may be rolled directly over to a Roth IRA.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.


DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS


Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.


The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS


The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.



TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS


Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)



TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT


Under IRC Section 72(e)(4)(c), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.


The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.


FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS


The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan;
(3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules could have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account THAT IS NOT PART OF THE EMPLOYER'S 403(b) PLAN (OTHER THAN A TRANSFER TO A CONTRACT OR CUSTODIAL ACCOUNT IN A DIFFERENT PLAN), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the TRANSFER would be considered a "failed" TRANSFER that is subject to tax. Additional guidance issued by the IRS generally permits a failed TRANSFER to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is PART OF THE EMPLOYER'S 403(b) PLAN or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.


The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.


PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES


Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it would consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. The IRS made this earlier guidance permanent in Revenue Procedure 2008-24, superseding Notice 2003-51, although it shortened the presumption period from 24 months to 12 months. Revenue Procedure 2008-24 provides that a transfer will be treated as a tax-free exchange under Code section 1035 if either (a) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in exchange (the date of transfer); or (b) the taxpayer demonstrates that one of the conditions described in Code section 72(q) or any similar life event (such as divorce or loss of employment) occurred between the date of the transfer and the date of the withdrawal or surrender. Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.



QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.


Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.



(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.


One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2009 is the lesser of 100% of includible compensation or $16,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2009 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2009 may not exceed the lesser of $49,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.



(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2009 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2009. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI of less than $89,000, your contribution may be fully deductible; if your income is between $89,000 and $109,000, your contribution may be partially deductible and if your income is $109,000 or more, your contribution may not be deductible. If you are single and your income is less than $55,000, your contribution may be fully deductible; if your income is between $55,000 and $65,000, your contribution may be partially deductible and if your income is $65,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible.



(d) Roth IRAs


Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2009 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2009. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $176,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $116,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.


Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.


ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS

The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2008, from AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

A.G. Edwards & Sons, Inc.
Advantage Capital Corporation
AIG Financial Advisors
American General Securities
AmTrust Investment Services, Inc.
BancWest Investment Services, Inc.
CCO Investment Services Corp.
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Ferris, Baker Watts Incorporated
Financial Network Investment Corporation
First Citizens Investor Services, Inc.
FSC Securities Corp.
ING Financial Partners, Inc.
Invest Financial Corporation
Investment Centers of America, Inc
J.J.B. Hilliard, W.L. Lyons, Inc.
Jefferson Pilot Securities Corporation
LaSalle Financial Services, Inc.
Lincoln Financial Advisors Corporation
LPL Financial Corporation
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Multi Financial Securities Corp.
National Planning Corporation
NEXT Financial Group, Inc.
Primevest Financial Services, Inc.
Raymond James & Associates, Inc.
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
Sammons Securities Co. LLC
Securities America, Inc.
SII Investments, Inc.
Summit Brokerage Services, Inc.
UBS Financial Services Inc.
Uvest Financial Services Inc.
WAMU Investments, Inc.
Wescom Financial Services

We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                            DISTRIBUTION OF CONTRACTS


      The contracts are offered on a continuous basis through SunAmerica
Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, formerly known as the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts.



                              FINANCIAL STATEMENTS

The following financial statements of Variable Annuity Account Four are included in this Statement of Additional Information:


        -  Report of Independent Registered Public Accounting Firm
        -  Statement of Assets and Liabilities as of December 31, 2008
        -  Schedule of Portfolio Investments as of December 31, 2008
        -  Statement of Operations for the year ended December 31, 2008
        - Statement of Changes in Net Assets for the years ended December 31, 2008 and 2007
        -  Notes to Financial Statements


The following consolidated financial statements of AIG SunAmerica Life Assurance Company are included in this Statement of Additional Information:


        -  Report of Independent Registered Public Accounting Firm
        -  Consolidated Balance Sheet as of December 31, 2008 and 2007
        - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2008, 2007 and 2006
        - Consolidated Statement of Cash Flows for the years ended December 31, 2008, 2007 and 2006
        -  Notes to Consolidated Financial Statements


The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

The following statutory financial statements of American Home Assurance Company are included in this Statement of Additional Information:


        -  Report of Independent Auditors
        - Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2008 and 2007
        - Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2008, 2007 and 2006
        - Statements of Cash Flow for the years ended December 31, 2008, 2007 and 2006
        -  Notes to Statutory Basis Financial Statements

You should only consider the statutory financial statements of American Home that we include in this Statement of Additional Information as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee of insurance obligations under contracts issued prior to December 29, 2006 at 4 p.m. Eastern time ("Point of Termination"). Contracts with an issue date after the Point of Termination are not covered by the American Home guarantee.



PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the independent registered public accounting firm for American Home Assurance Company. The audited financial statements referred to above are included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                          VARIABLE ANNUITY ACCOUNT FOUR

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 2008 AND 2007

                          VARIABLE ANNUITY ACCOUNT FOUR

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2008 AND 2007

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...................    1
Statement of Assets and Liabilities, December 31, 2008 ....................    2
Schedule of Portfolio Investments, December 31, 2008 ......................   11
Statement of Operations, for the year ended December 31, 2008 .............   12
Statement of Changes in Net Assets, for the year ended December 31, 2008 ..   21
Statement of Changes in Net Assets, for the year ended December 31, 2007 ..   30
Notes to Financial Statements .............................................   39

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Four

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Four, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at December 31, 2008, and the results of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2009

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                                           Government
                                                  Asset        Capital        and
                                                Allocation  Appreciation  Quality Bond    Growth
                                                Portfolio    Portfolio      Portfolio   Portfolio
                                                (Class 1)    (Class 1)      (Class 1)   (Class 1)
                                               -----------  ------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $25,352,864   $31,153,633  $33,907,256   $8,855,364
                                               -----------   -----------  -----------   ----------
Liabilities:                                             0             0            0            0
                                               -----------   -----------  -----------   ----------
Net assets:                                    $25,352,864   $31,153,633  $33,907,256   $8,855,364
                                               ===========   ===========  ===========   ==========
   Accumulation units                          $25,106,920   $31,015,231  $33,618,832   $8,639,204
   Contracts in payout (annuitization) period      245,944       138,402      288,424      216,160
                                               -----------   -----------  -----------   ----------
      Total net assets                         $25,352,864   $31,153,633  $33,907,256   $8,855,364
                                               ===========   ===========  ===========   ==========
Accumulation units outstanding                   1,237,640       968,136    1,806,488      405,452
                                               ===========   ===========  ===========   ==========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                1,228,597       940,450    1,769,008      397,072
   Unit value of accumulation units            $     20.49   $     32.20  $     18.78   $    21.85
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    9,043        27,686       37,480        8,380
   Unit value of accumulation units            $     20.10   $     31.56  $     18.41   $    21.42

                                                                                       Government
                                                 Natural       Asset       Capital        and
                                                Resources   Allocation  Appreciation  Quality Bond
                                                Portfolio    Portfolio    Portfolio    Portfolio
                                                (Class 1)    (Class 2)    (Class 2)    (Class 2)
                                               -----------  ----------  ------------  -----------
Assets:
   Investments in Trusts, at net asset value   $ 6,242,359  $9,498,825   $4,595,184   $13,843,327
                                               -----------  ----------   ----------   -----------
Liabilities:                                             0           0            0             0
                                               -----------  ----------   ----------   -----------
Net assets:                                    $ 6,242,359  $9,498,825   $4,595,184   $13,843,327
                                               ===========  ==========   ==========   ===========
   Accumulation units                          $6,176,638$   9,498,825   $4,595,184   $13,843,327
   Contracts in payout (annuitization) period       65,721           0            0             0
                                               -----------  ----------   ----------   -----------
      Total net assets                         $ 6,242,359  $9,498,825   $4,595,184   $13,843,327
                                               ===========  ==========   ==========   ===========
Accumulation units outstanding                     188,513     469,040      144,298       746,334
                                               ===========  ==========   ==========   ===========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                  182,471     451,067      129,277       689,539
   Unit value of accumulation units            $     33.13  $    20.27   $    31.91   $     18.57
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    6,042      17,973       15,021        56,795
   Unit value of accumulation units            $     32.48  $    19.91   $    31.34   $     18.25

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                             Natural     Aggressive    Alliance
                                                 Growth     Resources      Growth       Growth
                                                Portfolio   Portfolio    Portfolio    Portfolio
                                                (Class 2)   (Class 2)    (Class 1)    (Class 1)
                                               ----------  -----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $1,809,088  $ 3,149,114  $ 3,154,253  $12,819,571
                                               ----------  -----------  -----------  -----------
Liabilities:                                            0            0            0            0
                                               ----------  -----------  -----------  -----------
Net assets:                                    $1,809,088  $ 3,149,114  $ 3,154,253  $12,819,571
                                               ==========  ===========  ===========  ===========
   Accumulation units                          $1,809,088  $ 3,149,114  $ 3,082,763  $12,693,387
   Contracts in payout (annuitization) period           0            0       71,490      126,184
                                               ----------  -----------  -----------  -----------
      Total net assets                         $1,809,088  $ 3,149,114  $ 3,154,253  $12,819,571
                                               ==========  ===========  ===========  ===========
Accumulation units outstanding                     83,859       95,995      391,953      587,018
                                               ==========  ===========  ===========  ===========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                  69,299       90,770      388,768      579,161
   Unit value of accumulation units            $    21.64  $     32.84  $      8.05  $     21.84
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                  14,560        5,225        3,185        7,857
   Unit value of accumulation units            $    21.25  $     32.18  $      7.89  $     21.41

                                                            Blue Chip    Capital      Cash
                                                 Balanced     Growth     Growth    Management
                                                Portfolio   Portfolio   Portfolio   Portfolio
                                                (Class 1)   (Class 1)   (Class 1)   (Class 1)
                                               -----------  ---------  ----------  ----------
Assets:
   Investments in Trusts, at net asset value   $10,374,532   $891,541   $661,931   $26,234,764
                                               -----------   --------   --------   -----------
Liabilities:                                             0          0          0             0
                                               -----------   --------   --------   -----------
Net assets:                                    $10,374,532   $891,541   $661,931   $26,234,764
                                               ===========   ========   ========   ===========
   Accumulation units                          $10,299,037   $890,063   $657,373   $26,082,034
   Contracts in payout (annuitization) period       75,495      1,478      4,558       152,730
                                               -----------   --------   --------   -----------
      Total net assets                         $10,374,532   $891,541   $661,931   $26,234,764
                                               ===========   ========   ========   ===========
Accumulation units outstanding                     835,010    208,671    134,212     1,910,489
                                               ===========   ========   ========   ===========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                  828,947    164,590    124,556     1,870,239
   Unit value of accumulation units            $     12.43   $   4.29   $   4.94   $     13.74
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    6,063     44,081      9,656        40,250
   Unit value of accumulation units            $     12.18   $   4.20   $   4.84   $     13.47

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                                Davis
                                                Corporate      Venture     "Dogs" of       Equity
                                                   Bond         Value     Wall Street  Opportunities
                                                Portfolio     Portfolio    Portfolio     Portfolio
                                                (Class 1)     (Class 1)    (Class 1)     (Class 1)
                                               -----------  ------------  -----------  -------------
Assets:
   Investments in Trusts, at net asset value   $19,486,804   $41,724,552   $1,743,982    $4,804,028
                                               -----------   -----------   ----------    ----------
Liabilities:                                             0             0            0             0
                                               -----------   -----------   ----------    ----------
Net assets:                                    $19,486,804   $41,724,552   $1,743,982    $4,804,028
                                               ===========   ===========   ==========    ==========
   Accumulation units                          $19,346,639   $41,511,803   $1,741,608    $4,714,363
   Contracts in payout (annuitization) period      140,165       212,749        2,374        89,665
                                               -----------   -----------   ----------    ----------
      Total net assets                         $19,486,804   $41,724,552   $1,743,982    $4,804,028
                                               ===========   ===========   ==========    ==========
Accumulation units outstanding                   1,150,897     1,687,010      191,137       385,626
                                               ===========   ===========   ==========    ==========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                1,129,363     1,664,221      189,963       378,364
   Unit value of accumulation units            $     16.94   $     24.74   $     9.13    $    12.46
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   21,534        22,789        1,174         7,262
   Unit value of accumulation units            $     16.60   $     24.25   $     8.94    $    12.21


                                               Fundamental    Global      Global      Growth-
                                                  Growth       Bond      Equities      Income
                                                Portfolio   Portfolio    Portfolio   Portfolio
                                                (Class 1)   (Class 1)    (Class 1)   (Class 1)
                                               ----------  -----------  ----------  -----------
Assets:
   Investments in Trusts, at net asset value    $578,838    $9,799,802  $3,464,698  $15,663,317
                                                --------    ----------  ----------  -----------
Liabilities:                                           0             0           0            0
                                                --------    ----------  ----------  -----------
Net assets:                                     $578,838    $9,799,802  $3,464,698  $15,663,317
                                                ========    ==========  ==========  ===========
   Accumulation units                           $578,838    $9,754,693  $3,444,362  $15,531,475
   Contracts in payout (annuitization) period          0        45,109      20,336      131,842
                                                --------    ----------  ----------  -----------
      Total net assets                          $578,838    $9,799,802  $3,464,698  $15,663,317
                                                ========    ==========  ==========  ===========
Accumulation units outstanding                    49,435       476,771     234,563      804,015
                                                ========    ==========  ==========  ===========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                 47,473       472,703     231,108      795,523
   Unit value of accumulation units             $  11.72    $    20.56  $    14.77  $     19.49
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                  1,962         4,068       3,455        8,492
   Unit value of accumulation units             $  11.49    $    20.15  $    14.48  $     19.10

   The accompanying notes are an integral part of these financial statements.

                        VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2008
                                  (continued)


                                                                          International  International
                                                   Growth     High-Yield   Diversified    Growth and
                                               Opportunities     Bond        Equities        Income
                                                 Portfolio     Portfolio    Portfolio      Portfolio
                                                 (Class 1)     (Class 1)    (Class 1)      (Class 1)
                                               -------------  ----------  -------------  -------------
Assets:
   Investments in Trusts, at net asset value     $ 538,235    $8,656,285    $8,988,517     $4,174,658
                                                 ---------    ----------    ----------     ----------
Liabilities:                                             0             0             0              0
                                                 ---------    ----------    ----------     ----------
Net assets:                                      $ 538,235    $8,656,285    $8,988,517     $4,174,658
                                                 =========    ==========    ==========     ==========
   Accumulation units                            $ 522,004    $8,610,827    $8,866,394     $4,131,797
   Contracts in payout (annuitization) period       16,231        45,458       122,123         42,861
                                                 ---------    ----------    ----------     ----------
      Total net assets                           $ 538,235    $8,656,285    $8,988,517     $4,174,658
                                                 =========    ==========    ==========     ==========
Accumulation units outstanding                     125,813       616,008       911,504        392,586
                                                 =========    ==========    ==========     ==========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                  116,267       606,727       908,506        386,600
   Unit value of accumulation units              $    4.29    $    14.06    $     9.86     $    10.64
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    9,546         9,281         2,998          5,986
   Unit value of accumulation units              $    4.21    $    13.80    $     9.67     $    10.42

                                                                MFS
                                                 Marsico   Massachusetts
                                                 Focused     Investors         MFS        Mid-Cap
                                                 Growth        Trust      Total Return    Growth
                                                Portfolio    Portfolio      Portfolio    Portfolio
                                                (Class 1)    (Class 1)      (Class 1)    (Class 1)
                                               ----------  -------------  ------------  ----------
Assets:
   Investments in Trusts, at net asset value   $1,350,548    $2,028,933    $26,948,148  $2,030,854
                                               ----------    ----------    -----------  ----------
Liabilities:                                            0             0              0           0
                                               ----------    ----------    -----------  ----------
Net assets:                                    $1,350,548    $2,028,933    $26,948,148  $2,030,854
                                               ==========    ==========    ===========  ==========
   Accumulation units                          $1,349,187    $2,004,567    $26,900,588  $2,019,439
   Contracts in payout (annuitization) period       1,361        24,366         47,560      11,415
                                               ----------    ----------    -----------  ----------
      Total net assets                         $1,350,548    $2,028,933    $26,948,148  $2,030,854
                                               ==========    ==========    ===========  ==========
Accumulation units outstanding                    169,572       119,266      1,217,089     290,498
                                               ==========    ==========    ===========  ==========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                 169,572       114,381      1,175,435     276,844
   Unit value of accumulation units            $     7.96    $    17.02    $     22.16  $     7.00
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                      --         4,885         41,654      13,654
   Unit value of accumulation units            $       --    $    16.69    $     21.73  $     6.86

   The accompanying notes are an integral part of these financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2008
                                  (continued)

                                                             Telecom      Total     Aggressive   Alliance
                                               Technology    Utility   Return Bond    Growth      Growth
                                                Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
                                                (Class 1)   (Class 1)   (Class 1)    (Class 2)   (Class 2)
                                               ----------  ----------  -----------  ----------  ----------
Assets:
   Investments in Trusts, at net asset value    $373,825   $2,618,471   $9,777,937   $246,418   $2,041,912
                                                --------   ----------   ----------   --------   ----------
Liabilities:                                           0            0            0          0            0
                                                --------   ----------   ----------   --------   ----------
Net assets:                                     $373,825   $2,618,471   $9,777,937   $246,418   $2,041,912
                                                ========   ==========   ==========   ========   ==========
   Accumulation units                           $373,825   $2,593,225   $9,772,647   $246,418   $2,041,912
   Contracts in payout (annuitization) period          0       25,246        5,290          0            0
                                                --------   ----------   ----------   --------   ----------
      Total net assets                          $373,825   $2,618,471   $9,777,937   $246,418   $2,041,912
                                                ========   ==========   ==========   ========   ==========
Accumulation units outstanding                   269,124      234,920      424,772     31,065       95,077
                                                ========   ==========   ==========   ========   ==========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                267,368      234,850      415,921     26,953       87,458
   Unit value of accumulation units             $   1.39   $    11.15   $    23.03   $   7.95   $    21.51
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                  1,756           70        8,851      4,112        7,619
   Unit value of accumulation units             $   1.36   $    10.93   $    22.62   $   7.81   $    21.09

                                                           Blue Chip   Capital
                                                Balanced     Growth     Growth
                                                Portfolio  Portfolio  Portfolio
                                                (Class 2)  (Class 2)  (Class 2)
                                               ----------  ---------  ---------
Assets:
   Investments in Trusts, at net asset value   $2,097,137   $627,448   $151,919
                                               ----------   --------   --------
Liabilities:                                            0          0          0
                                               ----------   --------   --------
Net assets:                                    $2,097,137   $627,448   $151,919
                                               ==========   ========   ========
   Accumulation units                          $2,097,137   $627,448   $151,919
   Contracts in payout (annuitization) period           0          0          0
                                               ----------   --------   --------
      Total net assets                         $2,097,137   $627,448   $151,919
                                               ==========   ========   ========
Accumulation units outstanding                    170,842    148,064     31,109
                                               ==========   ========   ========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                 163,676    118,231     29,435
   Unit value of accumulation units            $    12.29   $   4.25   $   4.89
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   7,166     29,833      1,674
   Unit value of accumulation units            $    12.07   $   4.18   $   4.80

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2008
                                  (continued)

                                                                           Davis
                                                   Cash      Corporate    Venture    "Dogs" of
                                                Management     Bond        Value    Wall Street
                                                Portfolio    Portfolio   Portfolio   Portfolio
                                                (Class 2)    (Class 2)   (Class 2)   (Class 2)
                                               -----------  ----------  ----------  -----------
Assets:
   Investments in Trusts, at net asset value   $ 6,999,324  $7,127,819  $9,300,788    $637,906
                                               -----------  ----------  ----------    --------
Liabilities:                                             0           0           0           0
                                               -----------  ----------  ----------    --------
Net assets:                                    $ 6,999,324  $7,127,819  $9,300,788    $637,906
                                               ===========  ==========  ==========    ========
   Accumulation units                          $ 6,999,324  $7,127,819  $9,300,788    $637,906
   Contracts in payout (annuitization) period            0           0           0           0
                                               -----------  ----------  ----------    --------
      Total net assets                         $ 6,999,324  $7,127,819  $9,300,788    $637,906
                                               ===========  ==========  ==========    ========
Accumulation units outstanding                     516,307     425,897     381,192      70,762
                                               ===========  ==========  ==========    ========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                  444,621     391,404     342,021      60,269
   Unit value of accumulation units            $     13.59  $    16.76  $    24.45    $   9.04
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                  71,686       34,493      39,171      10,493
   Unit value of accumulation units            $    13.36   $    16.45  $    23.99    $   8.86


                                                   Equity     Fundamental    Global      Global
                                               Opportunities     Growth       Bond      Equities
                                                 Portfolio     Portfolio    Portfolio  Portfolio
                                                 (Class 2)     (Class 2)    (Class 2)  (Class 2)
                                               -------------  -----------  ----------  ---------
Assets:
   Investments in Trusts, at net asset value      $988,372      $198,132   $2,261,440   $536,289
                                                  --------      --------   ----------   --------
Liabilities:                                             0             0            0          0
                                                  --------      --------   ----------   --------
Net assets:                                       $988,372      $198,132   $2,261,440   $536,289
                                                  ========      ========   ==========   ========
   Accumulation units                             $988,372      $198,132   $2,261,440   $536,289
   Contracts in payout (annuitization) period            0             0            0          0
                                                  --------      --------   ----------   --------
      Total net assets                            $988,372      $198,132   $2,261,440   $536,289
                                                  ========      ========   ==========   ========
Accumulation units outstanding                      80,448        17,121      111,376     36,692
                                                  ========      ========   ==========   ========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                   63,278        15,957      105,708     36,620
   Unit value of accumulation units               $  12.33      $  11.59   $    20.32   $  14.62
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   17,170         1,164        5,668         72
   Unit value of accumulation units               $  12.12      $  11.38   $    19.95   $  14.34

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                                                      International
                                                 Growth-       Growth     High-Yield   Diversified
                                                 Income    Opportunities     Bond        Equities
                                                Portfolio    Portfolio     Portfolio    Portfolio
                                                (Class 2)    (Class 2)     (Class 2)    (Class 2)
                                               ----------  -------------  ----------  -------------
Assets:
   Investments in Trusts, at net asset value   $1,916,322     $228,438    $2,150,072    $1,857,243
                                               ----------     --------    ----------    ----------
Liabilities:                                            0            0             0             0
                                               ----------     --------    ----------    ----------
Net assets:                                    $1,916,322     $228,438    $2,150,072    $1,857,243
                                               ==========     ========    ==========    ==========
   Accumulation units                          $1,916,322     $228,438    $2,150,072    $1,857,243
   Contracts in payout (annuitization) period           0            0             0             0
                                               ----------     --------    ----------    ----------
      Total net assets                         $1,916,322     $228,438    $2,150,072    $1,857,243
                                               ==========     ========    ==========    ==========
Accumulation units outstanding                     99,771       53,858       154,823       190,449
                                               ==========     ========    ==========    ==========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                  87,918       50,093       141,861       178,933
   Unit value of accumulation units            $    19.25     $   4.25    $    13.91    $     9.77
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                  11,853        3,765        12,962        11,516
   Unit value of accumulation units            $    18.91     $   4.17    $    13.65    $     9.58

                                               International        MFS
                                                 Growth and    Massachusetts     Mid-Cap
                                                    Income    Investors Trust    Growth    Technology
                                                 Portfolio       Portfolio      Portfolio   Portfolio
                                                 (Class 2)       (Class 2)      (Class 2)   (Class 2)
                                               -------------  ---------------  ----------  ----------
Assets:
   Investments in Trusts, at net asset value     $1,652,892       $899,973     $1,041,129   $132,820
                                                 ----------       --------     ----------   --------
Liabilities:                                              0              0              0          0
                                                 ----------       --------     ----------   --------
Net assets:                                      $1,652,892       $899,973     $1,041,129   $132,820
                                                 ==========       ========     ==========   ========
   Accumulation units                            $1,652,892       $899,973     $1,041,129   $132,820
Contracts in payout (annuitization) period                0              0              0          0
                                                 ----------       --------     ----------   --------
      Total net assets                           $1,652,892       $899,973     $1,041,129   $132,820
                                                 ==========       ========     ==========   ========
Accumulation units outstanding                      157,055         53,532        150,830     96,831
                                                 ==========       ========     ==========   ========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                   145,724         45,779        134,604     85,936
   Unit value of accumulation units              $    10.54       $  16.86     $     6.92   $   1.37
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    11,331          7,753         16,226     10,895
   Unit value of accumulation units              $    10.36       $  16.55     $     6.79   $   1.35

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                                                    Marsico
                                                Telecom      Total       Foreign    Focused
                                                Utility   Return Bond     Value      Growth
                                               Portfolio   Portfolio    Portfolio  Portfolio
                                               (Class 2)   (Class 2)    (Class 3)  (Class 3)
                                               ---------  -----------  ----------  ---------
Assets:
   Investments in Trusts, at net asset value    $801,216   $1,176,504  $7,789,883   $944,106
                                                --------   ----------  ----------   --------
Liabilities:                                           0            0           0          0
                                                --------   ----------  ----------   --------
Net assets:                                     $801,216   $1,176,504  $7,789,883   $944,106
                                                ========   ==========  ==========   ========
   Accumulation units                           $801,216   $1,176,504  $7,770,464   $944,106
   Contracts in payout (annuitization) period          0            0      19,419          0
                                                --------   ----------  ----------   --------
      Total net assets                          $801,216   $1,176,504  $7,789,883   $944,106
                                                ========   ==========  ==========   ========
Accumulation units outstanding                    72,646       51,866     599,433    120,821
                                                ========   ==========  ==========   ========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                 71,451       40,655     589,503    107,603
   Unit value of accumulation units             $  11.03   $    22.77  $    13.00   $   7.83
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                  1,195       11,211       9,930     13,218
   Unit value of accumulation units             $  10.85   $    22.35  $    12.78   $   7.70


                                                MFS Total  Small & Mid    Capital
                                                 Return     Cap Value     Growth      Comstock
                                                Portfolio   Portfolio    Portfolio   Portfolio
                                                (Class 3)   (Class 3)   (Class II)   (Class II)
                                               ----------  -----------  ----------  -----------
Assets:
   Investments in Trusts, at net asset value   $4,076,823   $8,369,372   $805,366   $17,188,980
                                               ----------   ----------   --------   -----------
Liabilities:                                            0            0          0             0
                                               ----------   ----------   --------   -----------
Net assets:                                    $4,076,823   $8,369,372   $805,366   $17,188,980
                                               ==========   ==========   ========   ===========
   Accumulation units                          $4,076,823   $8,360,030   $803,595   $17,133,039
   Contracts in payout (annuitization) period           0        9,342      1,771        55,941
                                               ----------   ----------   --------   -----------
      Total net assets                         $4,076,823   $8,369,372   $805,366   $17,188,980
                                               ==========   ==========   ========   ===========
Accumulation units outstanding                    187,544      713,893    144,363     2,000,279
                                               ==========   ==========   ========   ===========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                 162,243      696,195    133,147     1,905,107
   Unit value of accumulation units            $    21.79   $    11.73   $   5.59   $      8.60
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                  25,301       17,698     11,216        95,172
   Unit value of accumulation units            $    21.42   $    11.53   $   5.47   $      8.45

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)


                                               Growth and      Global                   Growth-       Growth
                                                  Income       Growth       Growth       Income     and Income
                                                Portfolio       Fund         Fund         Fund      Portfolio
                                                (Class II)   (Class 2)    (Class 2)    (Class 2)    (Class VC)
                                               -----------  -----------  -----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $16,881,744  $26,031,046  $26,642,734  $59,344,863  $17,614,625
                                               -----------  -----------  -----------  -----------  -----------
Liabilities:                                             0            0            0            0            0
                                               -----------  -----------  -----------  -----------  -----------
Net assets:                                    $16,881,744  $26,031,046  $26,642,734  $59,344,863  $17,614,625
                                               ===========  ===========  ===========  ===========  ===========
   Accumulation units                          $16,765,512  $25,984,836  $26,556,540  $59,199,432  $17,575,037
   Contracts in payout (annuitization) period      116,232       46,210       86,194      145,431       39,588
                                               -----------  -----------  -----------  -----------  -----------
      Total net assets                         $16,881,744  $26,031,046  $26,642,734  $59,344,863  $17,614,625
                                               ===========  ===========  ===========  ===========  ===========
Accumulation units outstanding                   1,621,036    1,745,632    2,162,091    5,135,270    2,007,838
                                               ===========  ===========  ===========  ===========  ===========
Contracts With Total Expenses of 1.52%:
   Accumulation units outstanding                1,576,347    1,690,799    2,089,497    5,006,871    1,953,530
   Unit value of accumulation units            $     10.42  $     14.92  $     12.33  $     11.56  $      8.78
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   44,689       54,833       72,594      128,399       54,308
   Unit value of accumulation units            $     10.24  $     14.68  $     12.14  $     11.38  $      8.62

   The accompanying notes are an integral part of these financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2008

                                                                        Net Asset Value    Net Asset                    Level
Variable Accounts                                             Shares       Per Share         Value          Cost      (Note A)
-----------------                                           ---------   ---------------   -----------   -----------   --------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                     2,491,399        $10.18       $25,352,864   $34,833,561       1
   Capital Appreciation Portfolio (Class 1)                 1,421,864         21.91        31,153,633    45,125,294       1
   Government and Quality Bond Portfolio (Class 1)          2,251,083         15.06        33,907,256    33,522,962       1
   Growth Portfolio (Class 1)                                 662,025         13.38         8,855,364    17,341,430       1
   Natural Resources Portfolio (Class 1)                      229,331         27.22         6,242,359    11,121,974       1
   Asset Allocation Portfolio (Class 2)                       935,351         10.16         9,498,825    12,660,553       1
   Capital Appreciation Portfolio (Class 2)                   211,799         21.70         4,595,184     7,124,560       1
   Government and Quality Bond Portfolio (Class 2)            919,687         15.05        13,843,327    13,827,359       1
   Growth Portfolio (Class 2)                                 135,379         13.36         1,809,088     3,314,502       1
   Natural Resources Portfolio (Class 2)                      116,097         27.12         3,149,114     4,790,244       1
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                      541,758        $ 5.82       $ 3,154,253   $ 5,322,165       1
   Alliance Growth Portfolio (Class 1)                        857,569         14.95        12,819,571    20,482,249       1
   Balanced Portfolio (Class 1)                               950,447         10.92        10,374,532    14,578,110       1
   Blue Chip Growth Portfolio (Class 1)                       186,099          4.79           891,541     1,216,357       1
   Capital Growth Portfolio (Class 1)                         120,551          5.49           661,931     1,001,304       1
   Cash Management Portfolio (Class 1)                      2,392,613         10.96        26,234,764    26,833,112       1
   Corporate Bond Portfolio (Class 1)                       1,862,859         10.46        19,486,804    21,525,093       1
   Davis Venture Value Portfolio (Class 1)                  2,577,761         16.19        41,724,552    60,218,433       1
   "Dogs" of Wall Street Portfolio (Class 1)                  294,007          5.93         1,743,982     2,668,176       1
   Equity Opportunities Portfolio (Class 1)                   628,286          7.65         4,804,028     8,411,072       1
   Fundamental Growth Portfolio (Class 1)                      55,892         10.36           578,838       813,669       1
   Global Bond Portfolio (Class 1)                            814,585         12.03         9,799,802     9,513,185       1
   Global Equities Portfolio (Class 1)                        348,768          9.93         3,464,698     3,821,319       1
   Growth-Income Portfolio (Class 1)                        1,109,469         14.12        15,663,317    25,960,422       1
   Growth Opportunities Portfolio (Class 1)                   111,100          4.84           538,235       770,834       1
   High-Yield Bond Portfolio (Class 1)                      2,077,599          4.17         8,656,285    13,369,164       1
   International Diversified Equities Portfolio (Class 1)   1,315,582          6.83         8,988,517     9,786,626       1
   International Growth and Income Portfolio (Class 1)        600,102          6.96         4,174,658     8,074,540       1
   Marsico Focused Growth Portfolio (Class 1)                 223,319          6.05         1,350,548     2,330,680       1
   MFS Massachusetts Investors Trust Portfolio (Class 1)      199,833         10.15         2,028,933     1,819,349       1
   MFS Total Return Portfolio (Class 1)                     2,249,603         11.98        26,948,148    37,458,170       1
   Mid-Cap Growth Portfolio (Class 1)                         320,268          6.34         2,030,854     2,625,936       1
   Technology Portfolio (Class 1)                             236,644          1.58           373,825       683,758       1
   Telecom Utility Portfolio (Class 1)                        339,176          7.72         2,618,471     3,533,103       1
   Total Return Bond Portfolio (Class 1)                    1,272,834          7.68         9,777,937     9,704,170       1
   Aggressive Growth Portfolio (Class 2)                       42,494          5.80           246,418       466,708       1
   Alliance Growth Portfolio (Class 2)                        136,873         14.92         2,041,912     2,524,070       1
   Balanced Portfolio (Class 2)                               192,291         10.91         2,097,137     2,579,709       1
   Blue Chip Growth Portfolio (Class 2)                       131,028          4.79           627,448       828,217       1
   Capital Growth Portfolio (Class 2)                          27,877          5.45           151,919       226,645       1
   Cash Management Portfolio (Class 2)                        639,465         10.95         6,999,324     7,153,046       1
   Corporate Bond Portfolio (Class 2)                         682,372         10.45         7,127,819     7,872,658       1
   Davis Venture Value Portfolio (Class 2)                    575,452         16.16         9,300,788    12,748,247       1
   "Dogs" of Wall Street Portfolio (Class 2)                  107,689          5.92           637,906       977,833       1
   Equity Opportunities Portfolio (Class 2)                   129,450          7.64           988,372     1,677,283       1
   Fundamental Growth Portfolio (Class 2)                      19,231         10.30           198,132       316,971       1
   Global Bond Portfolio (Class 2)                            188,938         11.97         2,261,440     2,176,433       1
   Global Equities Portfolio (Class 2)                         54,169          9.90           536,289       702,432       1
   Growth-Income Portfolio (Class 2)                          135,867         14.10         1,916,322     2,788,504       1
   Growth Opportunities Portfolio (Class 2)                    47,707          4.79           228,438       295,244       1
   High-Yield Bond Portfolio (Class 2)                        516,992          4.16         2,150,072     3,090,895       1
   International Diversified Equities Portfolio (Class 2)     273,344          6.79         1,857,243     2,945,824       1
   International Growth and Income Portfolio (Class 2)        236,693          6.98         1,652,892     2,785,549       1
   MFS Massachusetts Investors Trust Portfolio (Class 2)       88,673         10.15           899,973       948,691       1
   Mid-Cap Growth Portfolio (Class 2)                         165,867          6.28         1,041,129     1,360,426       1
   Technology Portfolio (Class 2)                              84,931          1.56           132,820       220,184       1
   Telecom Utility Portfolio (Class 2)                        103,867          7.71           801,216     1,096,302       1
   Total Return Bond Portfolio (Class 2)                      153,784          7.65         1,176,504     1,154,624       1
   Foreign Value Portfolio (Class 3)                          705,599         11.04         7,789,883    11,596,409       1
   Marsico Focused Growth Portfolio (Class 3)                 158,661          5.95           944,106     1,627,019       1
   MFS Total Return Portfolio (Class 3)                       341,130         11.95         4,076,823     5,637,548       1
   Small & Mid Cap Value Portfolio (Class 3)                  831,265         10.07         8,369,372    13,125,371       1
VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Capital Growth Portfolio                                    47,627        $16.91       $   805,366   $ 1,226,800       1
   Comstock Portfolio                                       2,091,117          8.22        17,188,980    27,200,243       1
   Growth and Income Portfolio                              1,231,345         13.71        16,881,744    24,106,989       1
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Global Growth Fund                                       1,875,436        $13.88       $26,031,046   $37,284,734       1
   Growth Fund                                                800,804         33.27        26,642,734    43,866,794       1
   Growth-Income Fund                                       2,461,421         24.11        59,344,863    91,842,962       1
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                              1,019,955        $17.27       $17,614,625   $27,345,144       1

(A) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in FAS 157, Fair Value Measurements, and described in Note 3 to the Financial Statements.

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008

                                                                            Government
                                                   Asset        Capital         and
                                                Allocation   Appreciation  Quality Bond     Growth
                                                 Portfolio     Portfolio     Portfolio    Portfolio
                                                 (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                               ------------  ------------  ------------  -----------
Investment income:
   Dividends                                   $  1,071,590  $          0  $ 1,236,560   $   100,374
                                               ------------  ------------  -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (525,871)     (721,612)    (476,697)     (217,586)
                                               ------------  ------------  -----------   -----------
Net investment income (loss)                        545,719      (721,612)     759,863      (117,212)
                                               ------------  ------------  -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      8,218,663    10,799,770    7,679,309     3,750,597
   Cost of shares sold                           (9,149,401)   (8,596,456)  (7,677,449)   (4,888,233)
                                               ------------  ------------  -----------   -----------
Net realized gains (losses) from securities
   transactions                                    (930,738)    2,203,314        1,860    (1,137,636)
Realized gain distributions                       5,593,184     9,685,367            0     2,631,712
                                               ------------  ------------  -----------   -----------
Net realized gains (losses)                       4,662,446    11,888,681        1,860     1,494,076
                                               ------------  ------------  -----------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            5,001,039    20,433,508      291,439      (340,617)
   End of period                                 (9,480,697)  (13,971,661)     384,294    (8,486,066)
                                               ------------  ------------  -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                (14,481,736)  (34,405,169)      92,855    (8,145,449)
                                               ------------  ------------  -----------   -----------
Increase (decrease) in net assets from
   operations                                  $ (9,273,571) $(23,238,100) $   854,578   $(6,768,585)
                                               ============  ============  ===========   ===========

                                                                                         Government
                                                  Natural       Asset        Capital         and
                                                 Resources    Allocation  Appreciation  Quality Bond
                                                 Portfolio    Portfolio     Portfolio     Portfolio
                                                 (Class 1)    (Class 2)     (Class 2)     (Class 2)
                                               ------------  -----------  ------------  ------------
Investment income:
   Dividends                                   $    140,950  $   358,411  $         0   $   489,151
                                               ------------  -----------  -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (247,742)    (184,295)    (105,663)     (202,596)
                                               ------------  -----------  -----------   -----------
Net investment income (loss)                       (106,792)     174,116     (105,663)      286,555
                                               ------------  -----------  -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      8,467,343    2,344,796    2,169,080     3,765,502
   Cost of shares sold                           (5,258,013)  (2,351,973)  (1,737,399)   (3,802,619)
                                               ------------  -----------  -----------   -----------
Net realized gains (losses) from securities
   transactions                                   3,209,330       (7,177)     431,681       (37,117)
Realized gain distributions                       2,857,912    1,976,054    1,401,183             0
                                               ------------  -----------  -----------   -----------
Net realized gains (losses)                       6,067,242    1,968,877    1,832,864       (37,117)
                                               ------------  -----------  -----------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            9,477,125    2,220,692    2,669,689       (87,306)
   End of period                                 (4,879,615)  (3,161,728)  (2,529,376)       15,968
                                               ------------  -----------  -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                (14,356,740)  (5,382,420)  (5,199,065)      103,274
                                               ------------  -----------  -----------   -----------
Increase (decrease) in net assets from
   operations                                  $ (8,396,290) $(3,239,427) $(3,471,864)  $   352,712
                                               ============  ===========  ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)

                                                              Natural     Aggressive    Alliance
                                                  Growth     Resources      Growth       Growth
                                                Portfolio    Portfolio    Portfolio     Portfolio
                                                (Class 2)    (Class 2)    (Class 1)     (Class 1)
                                               -----------  -----------  -----------  ------------
Investment income:
   Dividends                                   $    14,790  $    45,410  $    34,228  $     30,477
                                               -----------  -----------  -----------  ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (41,681)     (91,772)     (85,368)     (307,879)
                                               -----------  -----------  -----------  ------------
Net investment income (loss)                       (26,891)     (46,362)     (51,140)     (277,402)
                                               -----------  -----------  -----------  ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       969,289    1,234,307    2,032,012     5,204,339
   Cost of shares sold                          (1,031,166)    (812,297)  (1,816,391)   (6,190,096)
                                               -----------  -----------  -----------  ------------
Net realized gains (losses) from securities
   transactions                                    (61,877)     422,010      215,621      (985,757)
Realized gain distributions                        520,536    1,108,398            0             0
                                               -----------  -----------  -----------  ------------
Net realized gains (losses)                        458,659    1,530,408      215,621      (985,757)
                                               -----------  -----------  -----------  ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             252,222    3,347,778    1,826,478     1,364,092
   End of period                                (1,505,414)  (1,641,130)  (2,167,912)   (7,662,678)
                                               -----------  -----------  -----------  ------------
Change in net unrealized appreciation
   (depreciation) of investments                (1,757,636)  (4,988,908)  (3,994,390)   (9,026,770)
                                               -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
   operations                                  $(1,325,868) $(3,504,862) $(3,829,909) $(10,289,929)
                                               ===========  ===========  ===========  ============

                                                            Blue Chip    Capital      Cash
                                                 Balanced     Growth     Growth    Management
                                                Portfolio   Portfolio  Portfolio    Portfolio
                                                (Class 1)   (Class 1)  (Class 1)    (Class 1)
                                               -----------  ---------  ---------  ------------
Investment income:
   Dividends                                   $   464,289  $   5,598  $       0  $    918,451
                                               -----------  ---------  ---------  ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (209,459)   (22,296)   (17,020)     (314,544)
                                               -----------  ---------  ---------  ------------
Net investment income (loss)                       254,830    (16,698)   (17,020)      603,907
                                               -----------  ---------  ---------  ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     2,802,339    552,513    359,404    17,604,980
   Cost of shares sold                          (3,320,759)  (484,169)  (326,901)  (17,830,456)
                                               -----------  ---------  ---------  ------------
Net realized gains (losses) from securities
   transactions                                   (518,420)    68,344     32,503      (225,476)
Realized gain distributions                              0          0          0             0
                                               -----------  ---------  ---------  ------------
Net realized gains (losses)                       (518,420)    68,344     32,503      (225,476)
                                               -----------  ---------  ---------  ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            (260,454)   362,686    301,019      (152,082)
   End of period                                (4,203,578)  (324,816)  (339,373)     (598,348)
                                               -----------  ---------  ---------  ------------
Change in net unrealized appreciation
   (depreciation) of investments                (3,943,124)  (687,502)  (640,392)     (446,266)
                                               -----------  ---------  ---------  ------------
Increase (decrease) in net assets from
   operations                                  $(4,206,714) $(635,856) $(624,909) $    (67,835)
                                               ===========  =========  =========  ============

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                 Davis
                                                Corporate       Venture      "Dogs" of        Equity
                                                   Bond          Value      Wall Street   Opportunities
                                                Portfolio      Portfolio     Portfolio      Portfolio
                                                (Class 1)      (Class 1)     (Class 1)      (Class 1)
                                               -----------   ------------   -----------   -------------
Investment income:
   Dividends                                   $   992,147   $  1,052,075   $    81,597   $   110,336
                                               -----------   ------------   -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (344,838)    (1,016,938)      (37,895)     (119,248)
                                               -----------   ------------   -----------   -----------
Net investment income (loss)                       647,309         35,137        43,702        (8,912)
                                               -----------   ------------   -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     4,289,502     17,106,139     1,090,233     2,593,832
   Cost of shares sold                          (4,446,612)   (16,128,885)   (1,200,788)   (3,109,904)
                                               -----------   ------------   -----------   -----------
Net realized gains (losses) from securities
   transactions                                   (157,110)       977,254      (110,555)     (516,072)
Realized gain distributions                              0      9,038,468       425,611     1,380,130
                                               -----------   ------------   -----------   -----------
Net realized gains (losses)                       (157,110)    10,015,722       315,056       864,058
                                               -----------   ------------   -----------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             614,451     21,904,389       212,521       916,784
   End of period                                (2,038,289)   (18,493,881)     (924,194)   (3,607,044)
                                               -----------   ------------   -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                (2,652,740)   (40,398,270)   (1,136,715)   (4,523,828)
                                               -----------   ------------   -----------   -----------
Increase (decrease) in net assets from
   operations                                  $(2,162,541)  $(30,347,411)  $  (777,957)  $(3,668,682)
                                               ===========   ============   ===========   ===========


                                                Fundamental      Global        Global        Growth-
                                                   Growth         Bond        Equities       Income
                                                 Portfolio     Portfolio     Portfolio      Portfolio
                                                 (Class 1)     (Class 1)     (Class 1)      (Class 1)
                                                -----------   -----------   -----------   ------------
Investment income:
   Dividends                                     $       0    $   334,512   $   124,196   $    266,900
                                                 ---------    -----------   -----------   ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (14,335)      (161,847)      (91,887)      (386,007)
                                                 ---------    -----------   -----------   ------------
Net investment income (loss)                       (14,335)       172,665        32,309       (119,107)
                                                 ---------    -----------   -----------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       403,071      3,810,055     2,247,523      6,240,137
   Cost of shares sold                            (346,755)    (3,597,472)   (1,550,141)    (7,054,687)
                                                 ---------    -----------   -----------   ------------
Net realized gains (losses) from securities
   transactions                                     56,316        212,583       697,382       (814,550)
Realized gain distributions                              0         63,580             0      2,978,577
                                                 ---------    -----------   -----------   ------------
Net realized gains (losses)                         56,316        276,163       697,382      2,164,027
                                                 ---------    -----------   -----------   ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             330,192        502,049     3,708,578      5,568,974
   End of period                                  (234,831)       286,617      (356,621)   (10,297,105)
                                                 ---------    -----------   -----------   ------------
Change in net unrealized appreciation
   (depreciation) of investments                  (565,023)      (215,432)   (4,065,199)   (15,866,079)
                                                 ---------    -----------   -----------   ------------
Increase (decrease) in net assets from
   operations                                    $(523,042)   $   233,396   $(3,335,508)  $(13,821,159)
                                                 =========    ===========   ===========   ============

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                              International   International
                                                    Growth       High-Yield    Diversified      Growth and
                                                Opportunities       Bond         Equities         Income
                                                  Portfolio      Portfolio      Portfolio       Portfolio
                                                  (Class 1)      (Class 1)      (Class 1)       (Class 1)
                                                -------------   -----------   -------------   -------------
Investment income:
   Dividends                                      $       0     $ 1,213,811    $   454,636     $   196,961
                                                  ---------     -----------    -----------     -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (11,994)       (179,670)      (214,108)       (130,908)
                                                  ---------     -----------    -----------     -----------
Net investment income (loss)                        (11,994)      1,034,141        240,528          66,053
                                                  ---------     -----------    -----------     -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        568,738       4,918,474      3,408,138       7,953,107
   Cost of shares sold                             (518,240)     (5,552,452)    (2,427,059)     (7,082,239)
                                                  ---------     -----------    -----------     -----------
Net realized gains (losses) from securities
   transactions                                      50,498        (633,978)       981,079         870,868
Realized gain distributions                               0               0        322,365         705,912
                                                  ---------     -----------    -----------     -----------
Net realized gains (losses)                          50,498        (633,978)     1,303,444       1,576,780
                                                  ---------     -----------    -----------     -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              174,297        (155,001)     7,657,439       2,675,461
   End of period                                   (232,599)     (4,712,879)      (798,109)     (3,899,882)
                                                  ---------     -----------    -----------     -----------
Change in net unrealized appreciation
   (depreciation) of investments                   (406,896)     (4,557,878)    (8,455,548)     (6,575,343)
                                                  ---------     -----------    -----------     -----------
Increase (decrease) in net assets from
   operations                                     $(368,392)    $(4,157,715)   $(6,911,576)    $(4,932,510)
                                                  =========     ===========    ===========     ===========

                                                                       MFS
                                                    Marsico       Massachussetts        MFS         Mid-Cap
                                                Focused Growth   Investors Trust   Total Return     Growth
                                                   Portfolio        Portfolio        Portfolio     Portfolio
                                                   (Class 1)        (Class 1)        (Class 1)     (Class 1)
                                                --------------   ---------------   ------------   -----------
Investment income:
   Dividends                                     $     9,426       $     27,924    $ 1,105,402    $         0
                                                 -----------       -----------    ------------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                   (31,831)          (43,775)       (515,391)       (50,197)
                                                 -----------       -----------    ------------    -----------
Net investment income (loss)                         (22,405)          (15,851)        590,011        (50,197)
                                                 -----------       -----------    ------------    -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                         834,539           696,630       5,911,755      1,157,208
   Cost of shares sold                              (878,336)         (468,277)     (7,091,251)      (935,536)
                                                 -----------       -----------    ------------    -----------
Net realized gains (losses) from securities
   transactions                                      (43,797)          228,353      (1,179,496)       221,672
Realized gain distributions                          366,852                 0       2,302,882              0
                                                 -----------       -----------    ------------    -----------
Net realized gains (losses)                          323,055           228,353       1,123,386        221,672
                                                 -----------       -----------    ------------    -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                               387,338         1,513,899          (2,815)     1,373,453
   End of period                                    (980,132)          209,584     (10,510,022)      (595,082)
                                                 -----------       -----------    ------------    -----------
Change in net unrealized appreciation
   (depreciation) of investments                  (1,367,470)       (1,304,315)    (10,507,207)    (1,968,535)
                                                 -----------       -----------    ------------    -----------
Increase (decrease) in net assets from
   operations                                    $(1,066,820)      $(1,091,813)   $ (8,793,810)   $(1,797,060)
                                                 ===========       ===========    ============    ===========

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                               Telecom        Total      Aggressive
                                                Technology     Utility     Return Bond     Growth
                                                 Portfolio    Portfolio     Portfolio     Portfolio
                                                 (Class 1)    (Class 1)     (Class 1)     (Class 2)
                                                ----------   -----------   -----------   ----------
Investment income:
   Dividends                                    $       0    $    95,724   $   299,893   $   1,841
                                                ---------    -----------   -----------   ---------
Expenses:
Charges for distribution, mortality and
   expense risk                                    (8,938)       (60,170)      (93,472)     (7,806)
                                                ---------    -----------   -----------   ---------
Net investment income (loss)                       (8,938)        35,554       206,421      (5,965)
                                                ---------    -----------   -----------   ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      338,671        772,672     1,546,147     293,378
   Cost of shares sold                           (348,776)      (766,257)   (1,594,971)   (325,159)
                                                ---------    -----------   -----------   ---------
Net realized gains (losses) from securities
transactions                                      (10,105)         6,415       (48,824)    (31,781)
Realized gain distributions                             0              0             0           0
                                                ---------    -----------   -----------   ---------
Net realized gains (losses)                       (10,105)         6,415       (48,824)    (31,781)
                                                ---------    -----------   -----------   ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            109,750        924,969      (110,565)     80,343
   End of period                                 (309,933)      (914,632)       73,767    (220,290)
                                                ---------    -----------   -----------   ---------
Change in net unrealized appreciation
   (depreciation) of investments                 (419,683)    (1,839,601)      184,332    (300,633)
                                                ---------    -----------   -----------   ---------
Increase (decrease) in net assets from
   operations                                   $(438,726)   $(1,797,632)  $   341,929   $(338,379)
                                                =========    ===========   ===========   =========

                                                  Alliance                Blue Chip    Capital
                                                   Growth      Balanced     Growth      Growth
                                                 Portfolio    Portfolio   Portfolio   Portfolio
                                                 (Class 2)    (Class 2)   (Class 2)   (Class 2)
                                                -----------   ---------   ---------   ---------
Investment income:
   Dividends                                    $         0   $  91,673   $   2,426   $       0
                                                -----------   ---------   ---------   ---------
Expenses:
Charges for distribution, mortality and
   expense risk                                     (46,154)    (47,395)    (13,464)     (3,439)
                                                -----------   ---------   ---------   ---------
Net investment income (loss)                        (46,154)     44,278     (11,038)     (3,439)
                                                -----------   ---------   ---------   ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        823,681     961,652     141,570      57,769
   Cost of shares sold                             (693,100)   (990,184)   (121,968)    (50,756)
                                                -----------   ---------   ---------   ---------
Net realized gains (losses) from securities
transactions                                        130,581     (28,532)     19,602       7,013
Realized gain distributions                               0           0           0           0
                                                -----------   ---------   ---------   ---------
Net realized gains (losses)                         130,581     (28,532)     19,602       7,013
                                                -----------   ---------   ---------   ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            1,138,719     464,264     214,889      54,540
   End of period                                   (482,158)   (482,572)   (200,769)    (74,726)
                                                -----------   ---------   ---------   ---------
Change in net unrealized appreciation
   (depreciation) of investments                 (1,620,877)   (946,836)   (415,658)   (129,266)
                                                -----------   ---------   ---------   ---------
Increase (decrease) in net assets from
   operations                                   $(1,536,450)  $(931,090)  $(407,094)  $(125,692)
                                                ===========   =========   =========   =========

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                  (continued)

                                                   Cash      Corporate       Davis       "Dogs" of
                                                Management     Bond      Venture Value  Wall Street
                                                Portfolio    Portfolio     Portfolio     Portfolio
                                                (Class 2)    (Class 2)     (Class 2)     (Class 2)
                                               -----------  -----------  -------------  -----------
Investment income:
   Dividends                                   $   242,971  $   348,445   $   201,206    $  26,203
                                               -----------  -----------   ------------   ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (88,387)    (130,977)     (218,205)     (14,099)
                                               -----------  -----------   ------------   ---------
Net investment income (loss)                       154,584      217,468       (16,999)      12,104
                                               -----------  -----------   ------------   ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     7,212,531    2,048,548     3,287,011      259,673
   Cost of shares sold                          (7,241,503)  (2,089,859)   (2,740,693)    (263,143)
                                               -----------  -----------   ------------   ---------
Net realized gains (losses) from securities
   transactions                                    (28,972)     (41,311)      546,318       (3,470)
Realized gain distributions                              0            0     1,933,770      144,418
                                               -----------  -----------   ------------   ---------
Net realized gains (losses)                        (28,972)     (41,311)    2,480,088      140,948
                                               -----------  -----------   ------------   ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                               2,156      250,909     5,555,949       92,837
   End of period                                  (153,722)    (744,839)   (3,447,459)    (339,927)
                                               -----------  -----------   ------------   ---------
Change in net unrealized appreciation
   (depreciation) of investments                  (155,878)    (995,748)   (9,003,408)    (432,764)
                                               -----------  -----------   ------------   ---------
Increase (decrease) in net assets from
   operations                                  $   (30,266) $  (819,591)  $(6,540,319)   $(279,712)
                                               ===========  ===========   ============   =========

                                                   Equity     Fundamental   Global      Global
                                               Opportunities     Growth      Bond      Equities
                                                 Portfolio     Portfolio   Portfolio  Portfolio
                                                 (Class 2)     (Class 2)   (Class 2)  (Class 2)
                                               -------------  -----------  ---------  ---------
Investment income:
   Dividends                                     $  19,775     $       0   $  74,652  $  14,910
                                                 ---------     ---------   ---------  ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (22,988)       (5,154)    (37,173)   (11,781)
                                                 ---------     ---------   ---------  ---------
Net investment income (loss)                        (3,213)       (5,154)     37,479      3,129
                                                 ---------     ---------   ---------  ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       489,814       122,580     705,049    294,564
   Cost of shares sold                            (561,850)      (98,376)   (677,266)  (224,449)
                                                 ---------     ---------   ---------  ---------
Net realized gains (losses) from securities
   transactions                                    (72,036)       24,204      27,783     70,115
Realized gain distributions                        282,516             0      14,819          0
                                                 ---------     ---------   ---------  ---------
Net realized gains (losses)                        210,480        24,204      42,602     70,115
                                                 ---------     ---------   ---------  ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             212,294        69,648     112,563    315,538
   End of period                                  (688,911)     (118,839)     85,007   (166,143)
                                                 ---------     ---------   ---------  ---------
Change in net unrealized appreciation
   (depreciation) of investments                  (901,205)     (188,487)    (27,556)  (481,681)
                                                 ---------     ---------   ---------  ---------
Increase (decrease) in net assets from
   operations                                    $(693,938)    $(169,437)  $  52,525  $(408,437)
                                                 =========     =========   =========  =========

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                                        International
                                                 Growth-        Growth      High-Yield   Diversified
                                                 Income     Opportunities      Bond        Equities
                                                Portfolio     Portfolio      Portfolio    Portfolio
                                                (Class 2)     (Class 2)      (Class 2)    (Class 2)
                                               -----------  -------------  -----------  -------------
Investment income:
   Dividends                                   $    26,430    $       0    $   289,583   $    85,004
                                               -----------    ---------    -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (46,267)      (5,119)       (45,050)      (41,201)
                                               -----------    ---------    -----------   -----------
Net investment income (loss)                       (19,837)      (5,119)       244,533        43,803
                                               -----------    ---------    -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     1,018,319      228,582      2,148,400     1,181,433
   Cost of shares sold                            (905,839)    (205,059)    (2,665,995)     (937,442)
                                               -----------    ---------    -----------   -----------
Net realized gains (losses) from securities
   transactions                                    112,480       23,523       (517,595)      243,991
Realized gain distributions                        348,193            0              0        63,518
                                               -----------    ---------    -----------   -----------
Net realized gains (losses)                        460,673       23,523       (517,595)      307,509
                                               -----------    ---------    -----------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           1,218,145      114,288       (182,491)      578,959
   End of period                                  (872,182)     (66,806)      (940,823)   (1,088,581)
                                               -----------    ---------    -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                (2,090,327)    (181,094)      (758,332)   (1,667,540)
                                               -----------    ---------    -----------   -----------
Increase (decrease) in net assets from
   operations                                  $(1,649,491)   $(162,690)   $(1,031,394)  $(1,316,228)
                                               ===========    =========    ===========   ===========

                                               International        MFS
                                                 Growth &      Massachussetts   Mid-Cap
                                                   Income     Investors Trust    Growth   Technology
                                                 Portfolio       Portfolio     Portfolio   Portfolio
                                                 (Class 2)       (Class 2)     (Class 2)   (Class 2)
                                               -------------  ---------------  ---------  ----------
Investment income:
   Dividends                                    $    70,656      $  11,085     $       0   $       0
                                                -----------      ---------     ---------   ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (43,577)       (23,574)      (25,055)     (3,766)
                                                -----------      ---------     ---------   ---------
Net investment income (loss)                         27,079        (12,489)      (25,055)     (3,766)
                                                -----------      ---------     ---------   ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      1,253,218        734,253       428,692     121,604
   Cost of shares sold                           (1,066,025)      (580,759)     (385,858)   (132,361)
                                                -----------      ---------     ---------   ---------
Net realized gains (losses) from securities
   transactions                                     187,193        153,494        42,834     (10,757)
Realized gain distributions                         272,121              0             0           0
                                                -----------      ---------     ---------   ---------
Net realized gains (losses)                         459,314        153,494        42,834     (10,757)
                                                -----------      ---------     ---------   ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            1,016,556        668,199       582,698      65,421
   End of period                                 (1,132,657)       (48,718)     (319,297)    (87,364)
                                                -----------      ---------     ---------   ---------
Change in net unrealized appreciation
   (depreciation) of investments                 (2,149,213)      (716,917)     (901,995)   (152,785)
                                                -----------      ---------     ---------   ---------
Increase (decrease) in net assets from
   operations                                   $(1,662,820)     $(575,912)    $(884,216)  $(167,308)
                                                ===========      =========     =========   =========

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                  (continued)

                                                Telecom      Total       Foreign       Marsico
                                                Utility   Return Bond     Value     Focused Growth
                                               Portfolio   Portfolio    Portfolio      Portfolio
                                               (Class 2)   (Class 2)    (Class 3)      (Class 3)
                                               ---------  -----------  -----------  --------------
Investment income:
   Dividends                                   $  26,512   $  40,603   $   318,022     $   2,979
                                               ---------   ---------   -----------     ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (16,525)    (12,635)     (190,878)      (21,722)
                                               ---------   ---------   -----------     ---------
Net investment income (loss)                       9,987      27,968       127,144       (18,743)
                                               ---------   ---------   -----------     ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     308,198     236,639     7,200,627       287,275
   Cost of shares sold                          (264,550)   (234,972)   (6,184,241)     (322,680)
                                               ---------   ---------   -----------     ---------
Net realized gains (losses) from securities
   transactions                                   43,648       1,667     1,016,386       (35,405)
Realized gain distributions                            0           0       936,263       264,922
                                               ---------   ---------   -----------     ---------
Net realized gains (losses)                       43,648       1,667     1,952,649       229,517
                                               ---------   ---------   -----------     ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           271,989       4,989     5,000,093       239,513
   End of period                                (295,086)     21,880    (3,806,526)     (682,913)
                                               ---------   ---------   -----------     ---------
Change in net unrealized appreciation
   (depreciation) of investments                (567,075)     16,891    (8,806,619)     (922,426)
                                               ---------   ---------   -----------     ---------
Increase (decrease) in net assets from
   operations                                  $(513,440)  $  46,526   $(6,726,826)    $(711,652)
                                               =========   =========   ===========     =========

                                                MFS Total   Small & Mid   Capital
                                                 Return      Cap Value     Growth     Comstock
                                                Portfolio    Portfolio   Portfolio    Portfolio
                                                (Class 3)    (Class 3)   (Class II)  (Class II)
                                               -----------  -----------  ---------  ------------
Investment income:
   Dividends                                   $   149,866  $    25,920  $   2,532  $    548,463
                                               -----------  -----------  ---------  ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (81,047)    (187,552)   (19,735)     (368,640)
                                               -----------  -----------  ---------  ------------
Net investment income (loss)                        68,819     (161,632)   (17,203)      179,823
                                               -----------  -----------  ---------  ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     1,386,809    1,830,444    242,345     3,941,204
   Cost of shares sold                          (1,572,760)  (2,060,902)  (222,949)   (4,801,595)
                                               -----------  -----------  ---------  ------------
Net realized gains (losses) from securities
   transactions                                   (185,951)    (230,458)    19,396      (860,391)
Realized gain distributions                        341,617      912,254          0     1,347,027
                                               -----------  -----------  ---------  ------------
Net realized gains (losses)                        155,666      681,796     19,396       486,636
                                               -----------  -----------  ---------  ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              61,552      739,343    374,509     1,141,355
   End of period                                (1,560,725)  (4,755,999)  (421,434)  (10,011,263)
                                               -----------  -----------  ---------  ------------
Change in net unrealized appreciation
   (depreciation) of investments                (1,622,277)  (5,495,342)  (795,943)  (11,152,618)
                                               -----------  -----------  ---------  ------------
Increase (decrease) in net assets from
   operations                                  $(1,397,792) $(4,975,178) $(793,750) $(10,486,159)
                                               ===========  ===========  =========  ============

   The accompanying notes are an integral part of these financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)

                                                Growth and     Global                      Growth-       Growth
                                                  Income       Growth        Growth        Income      and Income
                                                Portfolio       Fund          Fund          Fund        Portfolio
                                                (Class II)    (Class 2)     (Class 2)     (Class 2)    (Class VC)
                                               -----------  ------------  ------------  ------------  ------------
Investment income:
   Dividends                                   $   421,160  $    655,024  $    324,071  $  1,425,761  $    357,252
                                               -----------  ------------  ------------  ------------  ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (344,156)     (584,733)     (635,725)   (1,260,968)     (376,692)
                                               -----------  ------------  ------------  ------------  ------------
Net investment income (loss)                        77,004        70,291      (311,654)      164,793       (19,440)
                                               -----------  ------------  ------------  ------------  ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     3,906,889    10,715,738     7,696,516    10,741,658     4,270,980
   Cost of shares sold                          (4,366,104)   (9,703,272)   (8,236,732)  (11,852,868)   (5,151,971)
                                               -----------  ------------  ------------  ------------  ------------
Net realized gains (losses) from securities
   transactions                                   (459,215)    1,012,466      (540,216)   (1,111,210)     (880,991)
Realized gain distributions                        818,300     3,171,799     4,792,734     5,615,616        83,635
                                               -----------  ------------  ------------  ------------  ------------
Net realized gains (losses)                        359,085     4,184,265     4,252,518     4,504,406      (797,356)
                                               -----------  ------------  ------------  ------------  ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           2,010,914    11,221,375     9,119,378    10,157,772       722,055
   End of period                                (7,225,245)  (11,253,688)  (17,224,060)  (32,498,099)   (9,730,519)
                                               -----------  ------------  ------------  ------------  ------------
Change in net unrealized appreciation
   (depreciation) of investments                (9,236,159)  (22,475,063)  (26,343,438)  (42,655,871)  (10,452,574)
                                               -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
   operations                                  $(8,800,070) $(18,220,507) $(22,402,574) $(37,986,672) $(11,269,370)
                                               ===========  ============  ============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008

                                                                            Government
                                                   Asset        Capital        and
                                                Allocation   Appreciation  Quality Bond     Growth
                                                 Portfolio     Portfolio    Portfolio      Portfolio
                                                 (Class 1)     (Class 1)    (Class 1)      (Class 1)
                                               ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    545,719  $   (721,612)  $   759,863  $   (117,212)
   Net realized gains (losses)                    4,662,446    11,888,681         1,860     1,494,076
   Change in net unrealized appreciation
      (depreciation) of investments             (14,481,736)  (34,405,169)       92,855    (8,145,449)
                                               ------------  ------------   -----------  ------------
      Increase (decrease) in net assets from
         operations                              (9,273,571)  (23,238,100)      854,578    (6,768,585)
                                               ------------  ------------   -----------  ------------
From capital transactions:
   Net proceeds from units sold                     779,970     1,353,883       970,580        67,634
   Cost of units redeemed                        (4,690,018)   (6,717,383)   (5,739,335)   (2,149,717)
   Net transfers                                 (2,650,928)    1,906,916     8,985,914    (1,169,776)
                                               ------------  ------------   -----------  ------------
      Increase (decrease) in net assets from
         capital transactions                    (6,560,976)   (3,456,584)    4,217,159    (3,251,859)
                                               ------------  ------------   -----------  ------------
Increase (decrease) in net assets               (15,834,547)  (26,694,684)    5,071,737   (10,020,444)
Net assets at beginning of period                41,187,411    57,848,317    28,835,519    18,875,808
                                               ------------  ------------   -----------  ------------
Net assets at end of period                    $ 25,352,864  $ 31,153,633   $33,907,256  $  8,855,364
                                               ============  ============   ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        30,888        29,204        52,858         1,955
   Units redeemed                                  (196,666)     (151,469)     (313,442)      (67,601)
   Units transferred                               (120,414)       34,246       488,294       (35,990)
                                               ------------  ------------   -----------  ------------
Increase (decrease) in units outstanding           (286,192)      (88,019)      227,710      (101,636)
Beginning units                                   1,523,832     1,056,155     1,578,778       507,088
                                               ------------  ------------   -----------  ------------
Ending units                                      1,237,640       968,136     1,806,488       405,452
                                               ============  ============   ===========  ============

                                                                                         Government
                                                  Natural       Asset        Capital         and
                                                 Resources    Allocation  Appreciation  Quality Bond
                                                 Portfolio    Portfolio     Portfolio     Portfolio
                                                 (Class 1)    (Class 2)     (Class 2)     (Class 2)
                                               ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (106,792) $   174,116   $  (105,663)  $   286,555
   Net realized gains (losses)                    6,067,242    1,968,877     1,832,864       (37,117)
   Change in net unrealized appreciation
      (depreciation) of investments             (14,356,740)  (5,382,420)   (5,199,065)      103,274
                                               ------------  -----------   -----------   -----------
      Increase (decrease) in net assets from
         operations                              (8,396,290)  (3,239,427)   (3,471,864)      352,712
                                               ------------  -----------   -----------   -----------
From capital transactions:
   Net proceeds from units sold                     323,541      596,645       688,409       415,951
   Cost of units redeemed                        (2,115,054)  (1,670,317)     (861,170)   (2,694,053)
   Net transfers                                 (4,979,691)    (151,966)     (731,576)    1,951,993
                                               ------------  -----------   -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                    (6,771,204)  (1,225,638)     (904,337)     (326,109)
                                               ------------  -----------   -----------   -----------
Increase (decrease) in net assets               (15,167,494)  (4,465,065)   (4,376,201)       26,603
Net assets at beginning of period                21,409,853   13,963,890     8,971,385    13,816,724
                                               ------------  -----------   -----------   -----------
Net assets at end of period                    $  6,242,359  $ 9,498,825   $ 4,595,184   $13,843,327
                                               ============  ===========   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         5,251       23,226        15,352        22,798
   Units redeemed                                   (37,258)     (67,958)      (19,700)     (149,240)
   Units transferred                                (99,070)      (7,984)      (16,514)      108,019
                                               ------------  -----------   -----------   -----------
Increase (decrease) in units outstanding           (131,077)     (52,716)      (20,862)      (18,423)
Beginning units                                     319,590      521,756       165,160       764,757
                                               ------------  -----------   -----------   -----------
Ending units                                        188,513      469,040       144,298       746,334
                                               ============  ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)

                                                              Natural     Aggressive    Alliance
                                                  Growth     Resources      Growth       Growth
                                                 Portfolio   Portfolio    Portfolio     Portfolio
                                                 (Class 2)   (Class 2)    (Class 1)     (Class 1)
                                               -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)
   Net realized gains (losses)                 $   (26,891) $   (46,362) $   (51,140) $   (277,402)
   Change in net unrealized appreciation           458,659    1,530,408      215,621      (985,757)
      (depreciation) of investments             (1,757,636)  (4,988,908)  (3,994,390)   (9,026,770)
                                               -----------  -----------  -----------  ------------
      Increase (decrease) in net assets from
         operations                             (1,325,868)  (3,504,862)  (3,829,909)  (10,289,929)
                                               -----------  -----------  -----------  ------------
From capital transactions:
   Net proceeds from units sold                    361,870      230,165       61,206       143,584
   Cost of units redeemed                         (446,740)    (337,961)    (862,584)   (3,185,586)
   Net transfers                                  (270,544)    (204,245)    (429,807)   (1,577,774)
                                               -----------  -----------  -----------  ------------
      Increase (decrease) in net assets from
         capital transactions                     (355,414)    (312,041)  (1,231,185)   (4,619,776)
                                               -----------  -----------  -----------  ------------
Increase (decrease) in net assets               (1,681,282)  (3,816,903)  (5,061,094)  (14,909,705)
Net assets at beginning of period                3,490,370    6,966,017    8,215,347    27,729,276
                                               -----------  -----------  -----------  ------------
Net assets at end of period                    $ 1,809,088  $ 3,149,114  $ 3,154,253  $ 12,819,571
                                               ===========  ===========  ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       11,255        3,434        4,245         4,613
   Units redeemed                                  (14,679)      (6,230)     (62,811)     (104,972)
   Units transferred                                (7,431)      (6,042)     (25,654)      (53,683)
                                               -----------  -----------  -----------  ------------
Increase (decrease) in units outstanding           (10,855)      (8,838)     (84,220)     (154,042)
Beginning units                                     94,714      104,833      476,173       741,060
                                               -----------  -----------  -----------  ------------
Ending units                                        83,859       95,995      391,953       587,018
                                               ===========  ===========  ===========  ============

                                                             Blue Chip    Capital       Cash
                                                 Balanced     Growth      Growth     Management
                                                Portfolio    Portfolio   Portfolio    Portfolio
                                                (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                               -----------  ----------  ----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)
   Net realized gains (losses)                 $   254,830  $  (16,698) $  (17,020) $    603,907
   Change in net unrealized appreciation          (518,420)     68,344      32,503      (225,476)
      (depreciation) of investments             (3,943,124)   (687,502)   (640,392)     (446,266)
                                               -----------  ----------  ----------  ------------
      Increase (decrease) in net assets from
         operations                             (4,206,714)   (635,856)   (624,909)      (67,835)
                                               -----------  ----------  ----------  ------------
From capital transactions:
   Net proceeds from units sold                    274,324      36,453      51,655       756,292
   Cost of units redeemed                       (2,023,997)   (182,913)    (56,453)  (17,075,249)
   Net transfers                                  (310,728)   (203,389)   (224,070)   27,206,919
                                               -----------  ----------  ----------  ------------
      Increase (decrease) in net assets from
         capital transactions                   (2,060,401)   (349,849)   (228,868)   10,887,962
                                               -----------  ----------  ----------  ------------
Increase (decrease) in net assets               (6,267,115)   (985,705)   (853,777)   10,820,127
Net assets at beginning of period               16,641,647   1,877,246   1,515,708    15,414,637
                                               -----------  ----------  ----------  ------------
Net assets at end of period                    $10,374,532  $  891,541  $  661,931  $ 26,234,764
                                               ===========  ==========  ==========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       18,008       5,736       6,854        54,874
   Units redeemed                                 (134,396)    (30,638)     (9,894)   (1,240,277)
   Units transferred                               (26,245)    (30,207)    (28,659)    1,977,351
                                               -----------  ----------  ----------  ------------
Increase (decrease) in units outstanding          (142,633)    (55,109)    (31,699)      791,948
Beginning units                                    977,643     263,780     165,911     1,118,541
                                               -----------  ----------  ----------  ------------
Ending units                                       835,010     208,671     134,212     1,910,489
                                               ===========  ==========  ==========  ============

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS F
                               OR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                Davis
                                                Corporate      Venture     "Dogs" of       Equity
                                                   Bond         Value     Wall Street  Opportunities
                                                Portfolio     Portfolio    Portfolio     Portfolio
                                                (Class 1)     (Class 1)    (Class 1)     (Class 1)
                                               -----------  ------------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   647,309  $     35,137  $    43,702   $    (8,912)
   Net realized gains (losses)                    (157,110)   10,015,722      315,056       864,058
   Change in net unrealized appreciation
      (depreciation) of investments             (2,652,740)  (40,398,270)  (1,136,715)   (4,523,828)
                                               -----------  ------------  -----------   -----------
      Increase (decrease) in net assets from
         operations                             (2,162,541)  (30,347,411)    (777,957)   (3,668,682)
                                               -----------  ------------  -----------   -----------
From capital transactions:
   Net proceeds from units sold                    941,365     1,293,957       18,722        58,070
   Cost of units redeemed                       (2,655,733)   (9,865,826)    (605,445)   (1,343,790)
   Net transfers                                  (315,854)   (6,797,848)     (45,049)     (954,286)
                                               -----------  ------------  -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                   (2,030,222)  (15,369,717)    (631,772)   (2,240,006)
                                               -----------  ------------  -----------   -----------
Increase (decrease) in net assets               (4,192,763)  (45,717,128)  (1,409,729)   (5,908,688)
Net assets at beginning of period               23,679,567    87,441,680    3,153,711    10,712,716
                                               -----------  ------------  -----------   -----------
Net assets at end of period                    $19,486,804  $ 41,724,552  $ 1,743,982   $ 4,804,028
                                               ===========  ============  ===========   ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                       51,088        38,783        1,802         3,670
   Units redeemed                                 (147,676)     (291,668)     (53,983)      (79,923)
   Units transferred                               (22,781)     (213,343)      (6,569)      (59,198)
                                               -----------  ------------  -----------   -----------
Increase (decrease) in units outstanding          (119,369)     (466,228)     (58,750)     (135,451)
Beginning units                                  1,270,266     2,153,238      249,887       521,077
                                               -----------  ------------  -----------   -----------
Ending units                                     1,150,897     1,687,010      191,137       385,626
                                               ===========  ============  ===========   ===========


                                               Fundamental     Global       Global       Growth-
                                                  Growth        Bond       Equities      Income
                                                Portfolio    Portfolio    Portfolio     Portfolio
                                                (Class 1)    (Class 1)    (Class 1)     (Class 1)
                                               -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (14,335) $   172,665  $    32,309  $   (119,107)
   Net realized gains (losses)                      56,316      276,163      697,382     2,164,027
   Change in net unrealized appreciation
      (depreciation) of investments               (565,023)    (215,432)  (4,065,199)  (15,866,079)
                                                ----------  -----------  -----------  ------------
      Increase (decrease) in net assets from
         operations                               (523,042)     233,396   (3,335,508)  (13,821,159)
                                                ----------  -----------  -----------  ------------
From capital transactions:
   Net proceeds from units sold                     37,404      774,680       20,635       191,491
   Cost of units redeemed                         (251,791)  (1,249,532)  (1,042,333)   (3,765,593)
   Net transfers                                   (79,480)   1,131,930     (920,913)   (1,834,414)
                                                ----------  -----------  -----------  ------------
      Increase (decrease) in net assets from
         capital transactions                     (293,867)     657,078   (1,942,611)   (5,408,516)
                                                ----------  -----------  -----------  ------------
Increase (decrease) in net assets                 (816,909)     890,474   (5,278,119)  (19,229,675)
Net assets at beginning of period                1,395,747    8,909,328    8,742,817    34,892,992
                                                ----------  -----------  -----------  ------------
Net assets at end of period                     $  578,838  $ 9,799,802  $ 3,464,698  $ 15,663,317
                                                ==========  ===========  ===========  ============
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                        1,938       38,046        1,090         6,868
   Units redeemed                                  (13,593)     (62,409)     (49,325)     (139,330)
   Units transferred                                (3,663)      50,029      (47,220)      (70,632)
                                                ----------  -----------  -----------  ------------
Increase (decrease) in units outstanding           (15,318)      25,666      (95,455)     (203,094)
Beginning units                                     64,753      451,105      330,018     1,007,109
                                                ----------  -----------  -----------  ------------
Ending units                                        49,435      476,771      234,563       804,015
                                                ==========  ===========  ===========  ============

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)


                                                                           International  International
                                                   Growth      High-Yield   Diversified      Growth &
                                               Opportunities      Bond        Equities        Income
                                                 Portfolio     Portfolio     Portfolio      Portfolio
                                                 (Class 1)     (Class 1)     (Class 1)      (Class 1)
                                               -------------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (11,994)   $ 1,034,141   $   240,528    $     66,053
   Net realized gains (losses)                      50,498       (633,978)    1,303,444       1,576,780
   Change in net unrealized appreciation
      (depreciation) of investments               (406,896)    (4,557,878)   (8,455,548)     (6,575,343)
                                                ----------    -----------   -----------    ------------
      Increase (decrease) in net assets from
         operations                               (368,392)    (4,157,715)   (6,911,576)     (4,932,510)
                                                ----------    -----------   -----------    ------------
From capital transactions:
   Net proceeds from units sold                     39,584        469,306        45,120         297,002
   Cost of units redeemed                          (61,470)    (1,700,893)   (1,921,400)     (1,263,593)
   Net transfers                                  (392,235)      (524,261)     (632,981)     (6,323,967)
                                                ----------    -----------   -----------    ------------
      Increase (decrease) in net assets from
         capital transactions                     (414,121)    (1,755,848)   (2,509,261)     (7,290,558)
                                                ----------    -----------   -----------    ------------
Increase (decrease) in net assets                 (782,513)    (5,913,563)   (9,420,837)    (12,223,068)
Net assets at beginning of period                1,320,748     14,569,848    18,409,354      16,397,726
                                                ----------    -----------   -----------    ------------
Net assets at end of period                     $  538,235    $ 8,656,285   $ 8,988,517    $  4,174,658
                                                ==========    ===========   ===========    ============
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                        6,809         23,933         3,271          16,885
   Units redeemed                                  (10,797)       (90,611)     (145,989)        (75,557)
   Units transferred                               (65,024)       (10,061)      (58,750)       (370,100)
                                                ----------    -----------   -----------    ------------
Increase (decrease) in units outstanding           (69,012)       (76,739)     (201,468)       (428,772)
Beginning units                                    194,825        692,747     1,112,972         821,358
                                                ----------    -----------   -----------    ------------
Ending units                                       125,813        616,008       911,504         392,586
                                                ==========    ===========   ===========    ============

                                                                 MFS
                                                 Marsico    Massachusetts
                                                 Focused      Investors         MFS        Mid-Cap
                                                  Growth        Trust      Total Return     Growth
                                                Portfolio     Portfolio      Portfolio    Portfolio
                                                (Class 1)     (Class 1)      (Class 1)    (Class 1)
                                               -----------  -------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (22,405)  $   (15,851)  $    590,011  $   (50,197)
   Net realized gains (losses)                     323,055       228,353      1,123,386      221,672
   Change in net unrealized appreciation
      (depreciation) of investments             (1,367,470)   (1,304,315)   (10,507,207)  (1,968,535)
                                               -----------   -----------   ------------  -----------
      Increase (decrease) in net assets from
         operations                             (1,066,820)   (1,091,813)    (8,793,810)  (1,797,060)
                                               -----------   -----------   ------------  -----------
From capital transactions:
   Net proceeds from units sold                     37,339        20,646      1,719,650       33,395
   Cost of units redeemed                         (175,558)     (403,579)    (3,866,695)    (567,245)
   Net transfers                                  (462,456)     (181,426)        87,219     (270,833)
                                               -----------   -----------   ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                     (600,675)     (564,359)    (2,059,826)    (804,683)
                                               -----------   -----------   ------------  -----------
Increase (decrease) in net assets               (1,667,495)   (1,656,172)   (10,853,636)  (2,601,743)
Net assets at beginning of period                3,018,043     3,685,105     37,801,784    4,632,597
                                               -----------   -----------   ------------  -----------
Net assets at end of period                    $ 1,350,548   $ 2,028,933   $ 26,948,148  $ 2,030,854
                                               ===========   ===========   ============  ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                        3,175         1,126         64,066        3,031
   Units redeemed                                  (15,685)      (18,269)      (148,887)     (55,833)
   Units transferred                               (38,794)       (7,737)        (9,259)     (26,311)
                                               -----------   -----------   ------------  -----------
Increase (decrease) in units outstanding           (51,304)      (24,880)       (94,080)     (79,113)
Beginning units                                    220,876       144,146      1,311,169      369,611
                                               -----------   -----------   ------------  -----------
Ending units                                       169,572       119,266      1,217,089      290,498
                                               ===========   ===========   ============  ===========

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                  (continued)

                                                              Telecom        Total     Aggressive
                                                Technology    Utility     Return Bond    Growth
                                                 Portfolio   Portfolio     Portfolio    Portfolio
                                                 (Class 1)   (Class 1)     (Class 1)    (Class 2)
                                               -----------  -----------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (8,938) $    35,554  $   206,421   $  (5,965)
   Net realized gains (losses)                     (10,105)       6,415      (48,824)    (31,781)
   Change in net unrealized appreciation
      (depreciation) of investments               (419,683)  (1,839,601)     184,332    (300,633)
                                                ----------  -----------  -----------   ---------
      Increase (decrease) in net assets from
         operations                               (438,726)  (1,797,632)     341,929    (338,379)
                                                ----------  -----------  -----------   ---------
From capital transactions:
   Net proceeds from units sold                     25,014       39,466      453,635     104,710
   Cost of units redeemed                          (14,593)    (461,538)    (712,369)   (174,845)
   Net transfers                                  (186,228)     (95,688)   4,461,650     (89,805)
                                                ----------  -----------  -----------   ---------
      Increase (decrease) in net assets from
         capital transactions                     (175,807)    (517,760)   4,202,916    (159,940)
                                                ----------  -----------  -----------   ---------
Increase (decrease) in net assets                 (614,533)  (2,315,392)   4,544,845    (498,319)
Net assets at beginning of period                  988,358    4,933,863    5,233,092     744,737
                                                ----------  -----------  -----------   ---------
Net assets at end of period                     $  373,825  $ 2,618,471  $ 9,777,937   $ 246,418
                                                ==========  ===========  ===========   =========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                       16,361        2,400       20,677       6,894
   Units redeemed                                   (6,696)     (31,554)     (32,254)    (12,317)
   Units transferred                               (82,961)      (8,658)     201,132      (7,195)
                                                ----------  -----------  -----------   ---------
Increase (decrease) in units outstanding           (73,296)     (37,812)     189,555     (12,618)
Beginning units                                    342,420      272,732      235,217      43,683
                                                ----------  -----------  -----------   ---------
Ending units                                       269,124      234,920      424,772      31,065
                                                ==========  ===========  ===========   =========

                                                 Alliance                 Blue Chip   Capital
                                                  Growth      Balanced     Growth      Growth
                                                Portfolio    Portfolio    Portfolio  Portfolio
                                                (Class 2)    (Class 2)    (Class 2)  (Class 2)
                                               -----------  -----------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (46,154) $    44,278  $  (11,038) $  (3,439)
   Net realized gains (losses)                     130,581      (28,532)     19,602      7,013
   Change in net unrealized appreciation
      (depreciation) of investments             (1,620,877)    (946,836)   (415,658)  (129,266)
                                               -----------  -----------  ----------  ---------
      Increase (decrease) in net assets from
         operations                             (1,536,450)    (931,090)   (407,094)  (125,692)
                                               -----------  -----------  ----------  ---------
From capital transactions:
   Net proceeds from units sold                    352,512      266,796      69,145    103,295
   Cost of units redeemed                         (466,390)    (399,856)    (49,758)   (45,781)
   Net transfers                                  (230,192)    (497,689)     (2,439)     9,044
                                               -----------  -----------  ----------  ---------
      Increase (decrease) in net assets from
         capital transactions                     (344,070)    (630,749)     16,948     66,558
                                               -----------  -----------  ----------  ---------
Increase (decrease) in net assets               (1,880,520)  (1,561,839)   (390,146)   (59,134)
Net assets at beginning of period                3,922,432    3,658,976   1,017,594    211,053
                                               -----------  -----------  ----------  ---------
Net assets at end of period                    $ 2,041,912  $ 2,097,137  $  627,448  $ 151,919
                                               ===========  ===========  ==========  =========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                       10,670       17,835      10,855     12,661
   Units redeemed                                  (15,122)     (26,798)     (9,414)    (5,769)
   Units transferred                                (6,882)     (37,404)      2,625        904
                                               -----------  -----------  ----------  ---------
Increase (decrease) in units outstanding           (11,334)     (46,367)      4,066      7,796
Beginning units                                    106,411      217,209     143,998     23,313
                                               -----------  -----------  ----------  ---------
Ending units                                        95,077      170,842     148,064     31,109
                                               ===========  ===========  ==========  =========

   The accompanying notes are an integral part of these financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                   Cash      Corporate       Davis      "Dogs" of
                                                Management      Bond     Venture Value  Wall Street
                                                Portfolio    Portfolio     Portfolio    Portfolio
                                                (Class 2)    (Class 2)     (Class 2)    (Class 2)
                                               -----------  -----------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   154,584  $   217,468  $   (16,999)   $   12,104
   Net realized gains (losses)                     (28,972)     (41,311)   2,480,088       140,948
   Change in net unrealized appreciation
      (depreciation) of investments               (155,878)    (995,748)  (9,003,408)     (432,764)
                                               -----------  -----------  -----------    ----------
      Increase (decrease) in net assets from
         operations                                (30,266)    (819,591)  (6,540,319)     (279,712)
                                               -----------  -----------  -----------    ----------
From capital transactions:
   Net proceeds from units sold                    650,842       87,779      884,017         6,006
   Cost of units redeemed                       (5,785,152)    (970,345)  (1,753,944)      (57,465)
   Net transfers                                 8,226,199       89,551   (1,278,308)     (188,593)
                                               -----------  -----------  -----------    ----------
      Increase (decrease) in net assets from
         capital transactions                    3,091,889     (793,015)  (2,148,235)     (240,052)
                                               -----------  -----------  -----------    ----------
Increase (decrease) in net assets                3,061,623   (1,612,606)  (8,688,554)     (519,764)
Net assets at beginning of period                3,937,701    8,740,425   17,989,342     1,157,670
                                               -----------  -----------  -----------    ----------
Net assets at end of period                    $ 6,999,324  $ 7,127,819  $ 9,300,788    $  637,906
                                               ===========  ===========  ===========    ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       47,680        5,382       26,041           531
   Units redeemed                                 (424,815)     (55,556)     (53,700)       (5,274)
   Units transferred                               604,062        2,462      (39,378)      (17,120)
                                               -----------  -----------  -----------    ----------
Increase (decrease) in units outstanding           226,927      (47,712)     (67,037)      (21,863)
Beginning units                                    289,380      473,609      448,229        92,625
                                               -----------  -----------  -----------    ----------
Ending units                                       516,307      425,897      381,192        70,762
                                               ===========  ===========  ===========    ==========

                                                    Equity    Fundamental    Global      Global
                                               Opportunities     Growth       Bond      Equities
                                                 Portfolio     Portfolio    Portfolio  Portfolio
                                                 (Class 2)     (Class 2)    (Class 2)  (Class 2)
                                               -------------  -----------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (3,213)    $  (5,154)  $   37,479  $   3,129
   Net realized gains (losses)                     210,480        24,204       42,602     70,115
   Change in net unrealized appreciation
      (depreciation) of investments               (901,205)     (188,487)     (27,556)  (481,681)
                                                ----------     ---------   ----------  ---------
      Increase (decrease) in net assets from
         operations                               (693,938)     (169,437)      52,525   (408,437)
                                                ----------     ---------   ----------  ---------
From capital transactions:
   Net proceeds from units sold                    150,952       187,298       30,501    159,195
   Cost of units redeemed                         (206,965)      (44,896)    (255,261)   (82,828)
   Net transfers                                  (186,413)      (68,929)     243,393   (101,902)
                                                ----------     ---------   ----------  ---------
      Increase (decrease) in net assets from
         capital transactions                     (242,426)       73,473       18,633    (25,535)
                                                ----------     ---------   ----------  ---------
Increase (decrease) in net assets                 (936,364)      (95,964)      71,158   (433,972)
Net assets at beginning of period                1,924,736       294,096    2,190,282    970,261
                                                ----------     ---------   ----------  ---------
Net assets at end of period                     $  988,372     $ 198,132   $2,261,440  $ 536,289
                                                ==========     =========   ==========  =========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        8,588         9,218        1,531      6,868
   Units redeemed                                  (11,975)       (2,460)     (13,009)    (3,739)
   Units transferred                               (10,872)       (3,428)      10,715     (3,442)
                                                ----------     ---------   ----------  ---------
Increase (decrease) in units outstanding           (14,259)        3,330         (763)      (313)
Beginning units                                     94,707        13,791      112,139     37,005
                                                ----------     ---------   ----------  ---------
Ending units                                        80,448        17,121      111,376     36,692
                                                ==========     =========   ==========  =========

The accompanying notes are an integral part of these financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)

                                                                                        International
                                                 Growth-        Growth      High-Yield   Diversified
                                                  Income    Opportunities      Bond        Equities
                                                Portfolio     Portfolio     Portfolio     Portfolio
                                                (Class 2)     (Class 2)     (Class 2)      (Class 2)
                                               -----------  -------------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (19,837)   $  (5,119)   $   244,533   $    43,803
   Net realized gains (losses)                     460,673       23,523       (517,595)      307,509
   Change in net unrealized appreciation
      (depreciation) of investments             (2,090,327)    (181,094)      (758,332)   (1,667,540)
                                               -----------    ---------    -----------   -----------
      Increase (decrease) in net assets from
         operations                             (1,649,491)    (162,690)    (1,031,394)   (1,316,228)
                                               -----------    ---------    -----------   -----------
From capital transactions:
   Net proceeds from units sold                    231,870       37,510        165,443       335,941
   Cost of units redeemed                         (454,207)     (72,496)      (328,746)     (438,212)
   Net transfers                                  (412,459)     (92,225)      (178,887)       68,427
                                               -----------    ---------    -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                     (634,796)    (127,211)      (342,190)      (33,844)
                                               -----------    ---------    -----------   -----------
Increase (decrease) in net assets               (2,284,287)    (289,901)    (1,373,584)   (1,350,072)
Net assets at beginning of period                4,200,609      518,339      3,523,656     3,207,315
                                               -----------    ---------    -----------   -----------
Net assets at end of period                    $ 1,916,322    $ 228,438    $ 2,150,072   $ 1,857,243
                                               ===========    =========    ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        8,141        7,762          8,229        25,635
   Units redeemed                                  (16,920)     (14,618)       (18,480)      (33,093)
   Units transferred                               (14,172)     (16,330)        (4,177)        2,119
                                               -----------    ---------    -----------   -----------
Increase (decrease) in units outstanding           (22,951)     (23,186)       (14,428)       (5,339)
Beginning units                                    122,722       77,044        169,251       195,788
                                               -----------    ---------    -----------   -----------
Ending units                                        99,771       53,858        154,823       190,449
                                               ===========    =========    ===========   ===========

                                               International        MFS
                                                Growth and     Massachusetts     Mid-Cap
                                                  Income      Investors Trust     Growth    Technology
                                                 Portfolio       Portfolio      Portfolio    Portfolio
                                                  (Class 2)      (Class 2)      (Class 2)    (Class 2)
                                               -------------  ---------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $    27,079     $   (12,489)   $   (25,055) $  (3,766)
   Net realized gains (losses)                      459,314         153,494         42,834    (10,757)
   Change in net unrealized appreciation
      (depreciation) of investments              (2,149,213)       (716,917)      (901,995)  (152,785)
                                                -----------     -----------    -----------  ---------
      Increase (decrease) in net assets from
         operations                              (1,662,820)       (575,912)      (884,216)  (167,308)
                                                -----------     -----------    -----------  ---------
From capital transactions:
   Net proceeds from units sold                     165,075          64,254         16,799        835
   Cost of units redeemed                          (303,579)       (425,554)      (134,017)   (17,176)
   Net transfers                                   (761,334)       (226,446)      (162,022)   (16,599)
                                                -----------     -----------    -----------  ---------
      Increase (decrease) in net assets from
         capital transactions                      (899,838)       (587,746)      (279,240)   (32,940)
                                                -----------     -----------    -----------  ---------
Increase (decrease) in net assets                (2,562,658)     (1,163,658)    (1,163,456)  (200,248)
Net assets at beginning of period                 4,215,550       2,063,631      2,204,585    333,068
                                                -----------     -----------    -----------  ---------
Net assets at end of period                     $ 1,652,892     $   899,973    $ 1,041,129  $ 132,820
                                                ===========     ===========    ===========  =========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         9,329           2,998          1,820        351
   Units redeemed                                   (17,931)        (19,394)       (12,572)    (8,101)
   Units transferred                                (47,312)        (11,543)       (16,266)   (12,065)
                                                -----------     -----------    -----------  ---------
Increase (decrease) in units outstanding            (55,914)        (27,939)       (27,018)   (19,815)
Beginning units                                     212,969          81,471        177,848    116,646
                                                -----------     -----------    -----------  ---------
Ending units                                        157,055          53,532        150,830     96,831
                                                ===========     ===========    ===========  =========

   The accompanying notes are an integral part of these financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)

                                                 Telecom      Total        Foreign        Marsico
                                                 Utility   Return Bond      Value     Focused Growth
                                                Portfolio   Portfolio     Portfolio      Portfolio
                                                (Class 2)   (Class 2)     (Class 3)      (Class 3)
                                               ----------  -----------  ------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    9,987  $   27,968   $    127,144    $  (18,743)
   Net realized gains (losses)                     43,648       1,667      1,952,649       229,517
   Change in net unrealized appreciation
      (depreciation) of investments              (567,075)     16,891     (8,806,619)     (922,426)
                                               ----------  ----------   ------------    ----------
      Increase (decrease) in net assets from
         operations                              (513,440)     46,526     (6,726,826)     (711,652)
                                               ----------  ----------   ------------    ----------
From capital transactions:
   Net proceeds from units sold                   167,547      13,462        592,269           605
   Cost of units redeemed                        (196,144)   (118,729)    (1,275,306)     (110,052)
   Net transfers                                  148,526     569,258     (4,701,874)        3,647
                                               ----------  ----------   ------------    ----------
      Increase (decrease) in net assets from
         capital transactions                     119,929     463,991     (5,384,911)     (105,800)
                                               ----------  ----------   ------------    ----------
Increase (decrease) in net assets                (393,511)    510,517    (12,111,737)     (817,452)
Net assets at beginning of period               1,194,727     665,987     19,901,620     1,761,558
                                               ----------  ----------   ------------    ----------
Net assets at end of period                    $  801,216  $1,176,504   $  7,789,883    $  944,106
                                               ==========  ==========   ============    ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      11,266         610         31,026            51
   Units redeemed                                 (12,391)     (5,460)       (72,468)      (11,197)
   Units transferred                                7,068      26,444       (248,776)          832
                                               ----------  ----------   ------------    ----------
Increase (decrease) in units outstanding            5,943      21,594       (290,218)      (10,314)
Beginning units                                    66,703      30,272        889,651       131,135
                                               ----------  ----------   ------------    ----------
Ending units                                       72,646      51,866        599,433       120,821
                                               ==========  ==========   ============    ==========

                                                MFS Total    Small & Mid    Capital
                                                  Return      Cap Value      Growth     Comstock
                                                Portfolio     Portfolio    Portfolio    Portfolio
                                                (Class 3)     (Class 3)   (Class II)   (Class II)
                                               -----------  ------------  ----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    68,819  $  (161,632)  $  (17,203) $    179,823
   Net realized gains (losses)                     155,666      681,796       19,396       486,636
   Change in net unrealized appreciation
      (depreciation) of investments             (1,622,277)  (5,495,342)    (795,943)  (11,152,618)
                                               -----------  -----------   ----------  ------------
      Increase (decrease) in net assets from
         operations                             (1,397,792)  (4,975,178)    (793,750)  (10,486,159)
                                               -----------  -----------   ----------  ------------
From capital transactions:
   Net proceeds from units sold                    188,164      104,810       73,305       955,702
   Cost of units redeemed                         (569,718)    (757,662)    (136,502)   (2,241,570)
   Net transfers                                  (385,539)    (326,890)     (17,077)     (673,406)
                                               -----------  -----------   ----------  ------------
      Increase (decrease) in net assets from
         capital transactions                     (767,093)    (979,742)     (80,274)   (1,959,274)
                                               -----------  -----------   ----------  ------------
Increase (decrease) in net assets               (2,164,885)  (5,954,920)    (874,024)  (12,445,433)
Net assets at beginning of period                6,241,708   14,324,292    1,679,390    29,634,413
                                               -----------  -----------   ----------  ------------
Net assets at end of period                    $ 4,076,823  $ 8,369,372   $  805,366  $ 17,188,980
                                               ===========  ===========   ==========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        7,309        7,054        8,649        80,028
   Units redeemed                                  (22,495)     (47,584)     (14,835)     (199,992)
   Units transferred                               (17,168)     (25,865)        (339)      (59,942)
                                               -----------  -----------   ----------  ------------
Increase (decrease) in units outstanding           (32,354)     (66,395)      (6,525)     (179,906)
Beginning units                                    219,898      780,288      150,888     2,180,185
                                               -----------  -----------   ----------  ------------
Ending units                                       187,544      713,893      144,363     2,000,279
                                               ===========  ===========   ==========  ============

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                          DECEMBER 31, 2008 (continued)

                                                Growth and      Global                      Growth-       Growth
                                                  Income        Growth        Growth        Income      and Income
                                                 Portfolio       Fund          Fund          Fund        Portfolio
                                                 (Class II)    (Class 2)     (Class 2)     (Class 2)    (Class VC)
                                               ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $     77,004  $     70,291  $   (311,654) $    164,793  $    (19,440)
   Net realized gains (losses)                      359,085     4,184,265     4,252,518     4,504,406      (797,356)
   Change in net unrealized appreciation
      (depreciation) of investments              (9,236,159)  (22,475,063)  (26,343,438)  (42,655,871)  (10,452,574)
                                               ------------  ------------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         operations                              (8,800,070)  (18,220,507)  (22,402,574)  (37,986,672)  (11,269,370)
                                               ------------  ------------  ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                   1,378,491     2,870,654     2,685,980     4,987,072     1,033,363
   Cost of units redeemed                        (2,565,488)   (3,835,789)   (5,132,585)   (8,913,682)   (2,422,050)
   Net transfers                                   (565,154)   (4,956,122)     (443,751)    8,151,721    (1,012,052)
                                               ------------  ------------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                    (1,752,151)   (5,921,257)   (2,890,356)    4,225,111    (2,400,739)
                                               ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets               (10,552,221)  (24,141,764)  (25,292,930)  (33,761,561)  (13,670,109)
Net assets at beginning of period                27,433,965    50,172,810    51,935,664    93,106,424    31,284,734
                                               ------------  ------------  ------------  ------------  ------------
Net assets at end of period                    $ 16,881,744  $ 26,031,046  $ 26,642,734  $ 59,344,863  $ 17,614,625
                                               ============  ============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       101,915       135,812       143,295       306,620        85,222
   Units redeemed                                  (189,910)     (194,059)     (288,332)     (573,075)     (206,417)
   Units transferred                                (49,626)     (237,533)      (18,477)      469,816      (103,791)
                                               ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding           (137,621)     (295,780)     (163,514)      203,361      (224,986)
Beginning units                                   1,758,657     2,041,412     2,325,605     4,931,909     2,232,824
                                               ------------  ------------  ------------  ------------  ------------
Ending units                                      1,621,036     1,745,632     2,162,091     5,135,270     2,007,838
                                               ============  ============  ============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007

                                                                           Government
                                                  Asset        Capital         and
                                               Allocation   Appreciation  Quality Bond     Growth
                                                Portfolio     Portfolio     Portfolio     Portfolio
                                                (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                               -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   535,753   $  (639,866)  $   666,807   $  (172,088)
   Net realized gains (losses)                   2,262,127    10,370,437       (23,526)    2,372,739
   Change in net unrealized appreciation
      (depreciation) of investments                (82,725)    2,578,457       672,043      (439,678)
                                               -----------   -----------   -----------   -----------
      Increase (decrease) in net assets from
         operations                              2,715,155    12,309,028     1,315,324     1,760,973
                                               -----------   -----------   -----------   -----------
From capital transactions:
   Net proceeds from units sold                    990,188     3,314,748     1,365,603       277,651
   Cost of units redeemed                       (4,721,472)   (8,425,585)   (4,443,737)   (3,576,693)
   Net transfers                                 1,606,850      (731,521)    2,768,511    (1,143,188)
                                               -----------   -----------   -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                   (2,124,434)   (5,842,358)     (309,623)   (4,442,230)
                                               -----------   -----------   -----------   -----------
Increase (decrease) in net assets                  590,721     6,466,670     1,005,701    (2,681,257)
Net assets at beginning of period               40,596,690    51,381,647    27,829,818    21,557,065
                                               -----------   -----------   -----------   -----------
Net assets at end of period                    $41,187,411   $57,848,317   $28,835,519   $18,875,808
                                               ===========   ===========   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                       37,395        68,186        78,073         7,393
   Units redeemed                                 (177,934)     (173,756)     (251,021)      (97,893)
   Units transferred                                60,234       (18,194)      156,724       (30,890)
                                               -----------   -----------   -----------   -----------
Increase (decrease) in units outstanding          (80,305)      (123,764)      (16,224)     (121,390)
Beginning units                                  1,604,137     1,179,919     1,595,002       628,478
                                               -----------   -----------   -----------   -----------
Ending units                                     1,523,832     1,056,155     1,578,778       507,088
                                               ===========   ===========   ===========   ===========

                                                                                        Government
                                                 Natural       Asset       Capital          and
                                                Resources    Allocation  Appreciation  Quality Bond
                                                Portfolio    Portfolio     Portfolio     Portfolio
                                                (Class 1)    (Class 2)     (Class 2)     (Class 2)
                                               -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (68,562) $   159,077   $  (112,784)  $   282,338
   Net realized gains (losses)                   3,277,697    1,018,962     2,005,950       (59,089)
   Change in net unrealized appreciation
      (depreciation) of investments              2,653,700     (242,990)       21,659       371,569
                                               -----------  -----------   -----------   -----------
      Increase (decrease) in net assets from
         operations                              5,862,835      935,049     1,914,825       594,818
                                               -----------  -----------   -----------   -----------
From capital transactions:
   Net proceeds from units sold                    341,221      417,268       254,326       167,419
   Cost of units redeemed                       (2,681,922)  (2,127,371)   (1,222,381)   (1,429,148)
   Net transfers                                 2,219,836       55,866      (345,190)      510,546
                                               -----------  -----------   -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                     (120,865)  (1,654,237)   (1,313,245)     (751,183)
                                               -----------  -----------   -----------   -----------
Increase (decrease) in net assets                5,741,970     (719,188)      601,580      (156,365)
Net assets at beginning of period               15,667,883   14,683,078     8,369,805    13,973,089
                                               -----------  -----------   -----------   -----------
Net assets at end of period                    $21,409,853  $13,963,890   $ 8,971,385   $13,816,724
                                               ===========  ===========   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                        5,839       16,017         5,353         9,493
   Units redeemed                                  (46,654)     (81,365)      (25,163)      (81,434)
   Units transferred                                37,455        2,090        (8,555)       28,475
                                               -----------  -----------   -----------   -----------
Increase (decrease) in units outstanding            (3,360)     (63,258)      (28,365)      (43,466)
Beginning units                                    322,950      585,014       193,525       808,223
                                               -----------  -----------   -----------   -----------
Ending units                                       319,590      521,756       165,160       764,757
                                               ===========  ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                              Natural    Aggressive    Alliance
                                                  Growth     Resources     Growth       Growth
                                                Portfolio    Portfolio   Portfolio    Portfolio
                                                 (Class 2)   (Class 2)   (Class 1)    (Class 1)
                                               -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (37,967) $  (31,085) $   (87,319) $  (436,654)
   Net realized gains (losses)                     776,222     753,940    1,022,649     (262,841)
   Change in net unrealized appreciation
      (depreciation) of investments               (403,148)  1,213,711   (1,001,755)   4,306,008
                                               -----------  ----------  -----------  -----------
      Increase (decrease) in net assets from
         operations                                335,107   1,936,566      (66,425)   3,606,513
                                               -----------  ----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                    120,624      26,661       79,004      332,793
   Cost of units redeemed                         (635,122)   (207,777)  (1,020,596)  (5,754,350)
   Net transfers                                  (501,722)     47,236     (553,596)  (2,694,562)
                                               -----------  ----------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (1,016,220)   (133,880)  (1,495,188)  (8,116,119)
                                               -----------  ----------  -----------  -----------
Increase (decrease) in net assets                 (681,113)  1,802,686   (1,561,613)  (4,509,606)
Net assets at beginning of period                4,171,483   5,163,331    9,776,960   32,238,882
                                               -----------  ----------  -----------  -----------
Net assets at end of period                    $ 3,490,370  $6,966,017  $ 8,215,347  $27,729,276
                                               ===========  ==========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                        3,304         445        5,233       10,568
   Units redeemed                                  (17,440)     (3,806)     (54,823)    (163,332)
   Units transferred                               (13,733)      1,053      (29,654)     (78,658)
                                               -----------  ----------  -----------  -----------
Increase (decrease) in units outstanding           (27,869)     (2,308)     (79,244)    (231,422)
Beginning units                                    122,583     107,141      555,417      972,482
                                               -----------  ----------  -----------  -----------
Ending units                                        94,714     104,833      476,173      741,060
                                               ===========  ==========  ===========  ===========

                                                             Blue Chip    Capital      Cash
                                                 Balanced     Growth      Growth     Management
                                                Portfolio    Portfolio   Portfolio   Portfolio
                                                 (Class 1)   (Class 1)   (Class 1)    (Class 1)
                                               -----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   230,447  $  (23,605) $   (4,118) $   374,208
   Net realized gains (losses)                     (33,084)    144,235     104,453      473,246
   Change in net unrealized appreciation
      (depreciation) of investments                495,431      95,896      57,839     (338,087)
                                               -----------  ----------  ----------  -----------
      Increase (decrease) in net assets from
         operations                                692,794     216,526     158,174      509,367
                                               -----------  ----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold                    366,702     112,497      63,809    1,227,108
   Cost of units redeemed                       (2,729,378)   (167,544)   (206,128) (10,865,358)
   Net transfers                                  (750,911)    (64,306)    120,356    9,666,160
                                               -----------  ----------  ----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (3,113,587)   (119,353)    (21,963)      27,910
                                               -----------  ----------  ----------  -----------
Increase (decrease) in net assets               (2,420,793)     97,173     136,211      537,277
Net assets at beginning of period               19,062,440   1,780,073   1,379,497   14,877,360
                                               -----------  ----------  ----------  -----------
Net assets at end of period                    $16,641,647  $1,877,246  $1,515,708  $15,414,637
                                               ===========  ==========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                       21,316      16,730       7,700       91,135
   Units redeemed                                 (161,643)    (24,844)    (23,087)    (797,238)
   Units transferred                               (44,567)     (9,139)     12,443      713,473
                                               -----------  ----------  ----------  -----------
Increase (decrease) in units outstanding          (184,894)    (17,253)     (2,944)       7,370
Beginning units                                  1,162,537     281,033     168,855    1,111,171
                                               -----------  ----------  ----------  -----------
Ending units                                       977,643     263,780     165,911    1,118,541
                                               ===========  ==========  ==========  ===========

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                  (continued)

                                                                Davis
                                                Corporate      Venture     "Dogs" of       Equity
                                                   Bond         Value     Wall Street  Opportunities
                                                Portfolio     Portfolio    Portfolio     Portfolio
                                                (Class 1)     (Class 1)    (Class 1)     (Class 1)
                                               -----------  ------------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   584,116  $   (623,365) $    31,596   $    22,164
   Net realized gains (losses)                      94,330     8,928,768      574,901     1,704,502
   Change in net unrealized appreciation
      (depreciation) of investments                200,057    (4,302,141)    (677,714)   (1,882,984)
                                               -----------  ------------  -----------   -----------
      Increase (decrease) in net assets from
         operations                                878,503     4,003,262      (71,217)     (156,318)
                                               -----------  ------------  -----------   -----------
From capital transactions:
   Net proceeds from units sold                  3,264,020     2,549,683        4,336        72,013
   Cost of units redeemed                       (3,404,754)  (14,427,645)  (1,321,661)   (1,575,682)
   Net transfers                                 1,733,474    (1,518,410)    (261,881)     (780,658)
                                               -----------  ------------  -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                    1,592,740   (13,396,372)  (1,579,206)   (2,284,327)
                                               -----------  ------------  -----------   -----------
Increase (decrease) in net assets                2,471,243    (9,393,110)  (1,650,423)   (2,440,645)
Net assets at beginning of period               21,208,324    96,834,790    4,804,134    13,153,361
                                               -----------  ------------  -----------   -----------
Net assets at end of period                    $23,679,567  $ 87,441,680  $ 3,153,711   $10,712,716
                                               ===========  ============  ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                      179,139        63,304          349         3,340
   Units redeemed                                 (186,453)     (354,205)     (99,108)      (74,908)
   Units transferred                                95,666       (37,134)     (19,014)      (38,139)
                                               -----------  ------------  -----------   -----------
Increase (decrease) in units outstanding            88,352      (328,035)    (117,773)     (109,707)
Beginning units                                  1,181,914     2,481,273      367,660       630,784
                                               -----------  ------------  -----------   -----------
Ending units                                     1,270,266     2,153,238      249,887       521,077
                                               ===========  ============  ===========   ===========


                                               Fundamental    Global      Global       Growth-
                                                  Growth       Bond      Equities       Income
                                                Portfolio    Portfolio  Portfolio     Portfolio
                                                (Class 1)    (Class 1)  (Class 1)     (Class 1)
                                               -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (20,427)  $  (60,766) $   (32,238) $  (234,739)
   Net realized gains (losses)                     94,326       28,635    1,104,734    1,510,180
   Change in net unrealized appreciation
      (depreciation) of investments                81,842      749,816     (155,543)   2,222,394
                                               ----------   ----------  -----------  -----------
      Increase (decrease) in net assets from
         operations                               155,741      717,685      916,953    3,497,835
                                               ----------   ----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                    73,254      977,166       98,323      406,359
   Cost of units redeemed                        (221,533)    (603,100)  (1,593,995)  (7,443,182)
   Net transfers                                 (129,553)   2,041,990      (87,178)  (2,334,189)
                                               ----------   ----------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                    (277,832)   2,416,056   (1,582,850)  (9,371,012)
                                               ----------   ----------  -----------  -----------
Increase (decrease) in net assets                (122,091)   3,133,741     (665,897)  (5,873,177)
Net assets at beginning of period               1,517,838    5,775,587    9,408,714   40,766,169
                                               ----------   ----------  -----------  -----------
Net assets at end of period                    $1,395,747   $8,909,328  $ 8,742,817  $34,892,992
                                               ==========   ==========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                       3,543       52,877        4,386       12,373
   Units redeemed                                 (10,988)     (32,918)     (61,425)    (222,609)
   Units transferred                               (7,682)     110,364       (4,240)     (70,318)
                                               ----------   ----------  -----------  -----------
Increase (decrease) in units outstanding          (15,127)     130,323      (61,279)    (280,554)
Beginning units                                    79,880      320,782      391,297    1,287,663
                                               ----------   ----------  -----------  -----------
Ending units                                       64,753      451,105      330,018    1,007,109
                                               ==========   ==========  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                  (continued)

                                                                           International  International
                                                   Growth      High-Yield   Diversified    Growth and
                                               Opportunities      Bond        Equities       Income
                                                 Portfolio     Portfolio     Portfolio      Portfolio
                                                 (Class 1)     (Class 1)     (Class 1)      (Class 1)
                                               -------------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (17,093)   $   955,886   $   102,394    $     17,659
   Net realized gains (losses)                     150,525        685,432     2,110,132       2,708,216
   Change in net unrealized appreciation
      (depreciation) of investments                 72,949     (1,655,191)      185,976      (1,866,991)
                                                ----------    -----------   -----------     -----------
      Increase (decrease) in net assets from
         operations                                206,381        (13,873)    2,398,502         858,884
                                                ----------    -----------   -----------     -----------
From capital transactions:
   Net proceeds from units sold                     30,101      1,086,719       175,034       1,132,478
   Cost of units redeemed                         (231,798)    (2,449,224)   (2,767,004)     (1,350,085)
   Net transfers                                   296,673     (3,347,205)   (1,005,254)        847,812
                                                ----------    -----------   -----------     -----------
      Increase (decrease) in net assets from
         capital transactions                       94,976     (4,709,710)   (3,597,224)        630,205
                                                ----------    -----------   -----------     -----------
Increase (decrease) in net assets                  301,357     (4,723,583)   (1,198,722)      1,489,089
Net assets at beginning of period                1,019,391     19,293,431    19,608,076      14,908,637
                                                ----------    -----------   -----------     -----------
Net assets at end of period                     $1,320,748    $14,569,848   $18,409,354     $16,397,726
                                                ==========    ===========   ===========     ===========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                        4,697         51,354        11,014          56,129
   Units redeemed                                  (36,054)      (115,268)     (175,025)        (67,071)
   Units transferred                                46,141       (159,210)      (69,772)         44,077
                                                ----------    -----------   -----------     -----------
Increase (decrease) in units outstanding            14,784       (223,124)     (233,783)         33,135
Beginning units                                    180,041        915,871     1,346,755         788,223
                                                ----------    -----------   -----------     -----------
Ending units                                       194,825        692,747     1,112,972         821,358
                                                ==========    ===========   ===========     ===========

                                                                     MFS
                                                   Marsico      Massachusetts        MFS        Mid-Cap
                                               Focused Growth  Investors Trust  Total Return     Growth
                                                  Portfolio       Portfolio       Portfolio    Portfolio
                                                  (Class 1)       (Class 1)       (Class 1)    (Class 1)
                                               --------------  ---------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  (40,292)     $  (16,938)    $   429,504   $   (62,462)
   Net realized gains (losses)                      289,624         432,800       1,934,630       511,436
   Change in net unrealized appreciation
      (depreciation) of investments                  81,080         (85,180)     (1,484,931)      224,538
                                                 ----------      ----------     -----------   -----------
      Increase (decrease) in net assets from
         operations                                 330,412         330,682         879,203       673,512
                                                 ----------      ----------     -----------   -----------
From capital transactions:
   Net proceeds from units sold                     118,853          28,018       4,681,242       153,951
   Cost of units redeemed                          (420,492)       (813,077)     (3,829,281)     (820,936)
   Net transfers                                   (150,944)       (167,275)      2,605,547      (455,457)
                                                 ----------      ----------     -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                      (452,583)       (952,334)      3,457,508    (1,122,442)
                                                 ----------      ----------     -----------   -----------
Increase (decrease) in net assets                  (122,171)       (621,652)      4,336,711      (448,930)
Net assets at beginning of period                 3,140,214       4,306,757      33,465,073     5,081,527
                                                 ----------      ----------     -----------   -----------
Net assets at end of period                      $3,018,043      $3,685,105     $37,801,784   $ 4,632,597
                                                 ==========      ==========     ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                         9,476           2,632         161,287        12,869
   Units redeemed                                   (32,085)        (33,516)       (132,124)      (69,233)
   Units transferred                                (13,786)         (8,399)         90,373       (40,928)
                                                 ----------      ----------     -----------   -----------
Increase (decrease) in units outstanding            (36,395)        (39,283)        119,536       (97,292)
Beginning units                                     257,271         183,429       1,191,633       466,903
                                                 ----------      ----------     -----------   -----------
Ending units                                        220,876         144,146       1,311,169       369,611
                                                 ==========      ==========     ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                             Telecom    Worldwide   Aggressive
                                               Technology    Utility   High Income    Growth
                                                Portfolio   Portfolio   Portfolio   Portfolio
                                                (Class 1)   (Class 1)   (Class 1)   (Class 2)
                                               ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (11,179)  $   73,504  $  270,925    $ (8,610)
   Net realized gains (losses)                   121,001      209,237       1,209      52,137
   Change in net unrealized appreciation
      (depreciation) of investments               13,601      540,466     (71,147)    (61,758)
                                               ---------   ----------  ----------    --------
      Increase (decrease) in net assets from
         operations                              123,423      823,207     200,987     (18,231)
                                               ---------   ----------  ----------    --------
From capital transactions:
   Net proceeds from units sold                   31,476      117,151     246,513       1,659
   Cost of units redeemed                       (326,026)    (457,910)   (635,549)    (45,303)
   Net transfers                                 293,943     (161,984)    331,605      (7,193)
                                               ---------   ----------  ----------    --------
      Increase (decrease) in net assets from
         capital transactions                       (607)    (502,743)    (57,431)    (50,837)
                                               ---------   ----------  ----------    --------
Increase (decrease) in net assets                122,816      320,464     143,556     (69,068)
Net assets at beginning of period                865,542    4,613,399   5,089,536     813,805
                                               ---------   ----------  ----------    --------
Net assets at end of period                    $ 988,358   $4,933,863  $5,233,092    $744,737
                                               =========   ==========  ==========    ========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                     11,507        6,857      11,350          93
   Units redeemed                               (129,946)     (27,241)    (29,124)     (2,493)
   Units transferred                             100,708      (10,665)     15,192        (635)
                                               ---------   ----------  ----------    --------
Increase (decrease) in units outstanding         (17,731)     (31,049)     (2,582)     (3,035)
Beginning units                                  360,151      303,781     237,799      46,718
                                               ---------   ----------  ----------    --------
Ending units                                     342,420      272,732     235,217      43,683
                                               =========   ==========  ==========    ========

                                                Alliance                 Blue Chip   Capital
                                                 Growth      Balanced      Growth    Growth
                                                Portfolio   Portfolio    Portfolio  Portfolio
                                                (Class 2)   (Class 2)    (Class 2)  (Class 2)
                                               ----------  -----------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (62,825) $   45,529   $  (17,408) $  (2,770)
   Net realized gains (losses)                    261,297     105,512      193,023     77,695
   Change in net unrealized appreciation
      (depreciation) of investments               286,194      (9,389)     (25,496)   (39,658)
                                               ----------  ----------   ----------  ---------
      Increase (decrease) in net assets from
         operations                               484,666     141,652      150,119     35,267
                                               ----------  ----------   ----------  ---------
From capital transactions:
   Net proceeds from units sold                    97,940     138,838        3,272      2,084
   Cost of units redeemed                        (460,856)   (520,841)    (190,528)  (206,278)
   Net transfers                                 (469,893)    (59,767)    (277,510)  (140,713)
                                               ----------  ----------   ----------  ---------
      Increase (decrease) in net assets from
         capital transactions                    (832,809)   (441,770)    (464,766)  (344,907)
                                               ----------  ----------   ----------  ---------
Increase (decrease) in net assets                (348,143)   (300,118)    (314,647)  (309,640)
Net assets at beginning of period               4,270,575   3,959,094    1,332,241    520,693
                                               ----------  ----------   ----------  ---------
Net assets at end of period                    $3,922,432  $3,658,976   $1,017,594  $ 211,053
                                               ==========  ==========   ==========  =========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                       2,802       8,193          480        229
   Units redeemed                                 (13,373)    (31,054)     (28,208)   (23,562)
   Units transferred                              (13,583)     (3,567)     (39,472)   (17,542)
                                               ----------  ----------   ----------  ---------
Increase (decrease) in units outstanding          (24,154)    (26,428)     (67,200)   (40,875)
Beginning units                                   130,565     243,637      211,198     64,188
                                               ----------  ----------   ----------  ---------
Ending units                                      106,411     217,209      143,998     23,313
                                               ==========  ==========   ==========  =========

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                   Cash       Corporate       Davis        "Dogs" of
                                                Management      Bond      Venture Value   Wall Street
                                                Portfolio     Portfolio     Portfolio      Portfolio
                                                (Class 2)     (Class 2)     (Class 2)      (Class 2)
                                               -----------   ----------   -------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   107,640   $  180,812   $  (152,008)    $    4,891
   Net realized gains (losses)                      43,675       32,835     2,145,835        292,752
   Change in net unrealized appreciation
      (depreciation) of investments                (32,124)      86,096    (1,245,741)      (332,255)
                                               -----------   ----------   -----------     ----------
      Increase (decrease) in net assets from
         operations                                119,191      299,743       748,086        (34,612)
                                               -----------   ----------   -----------     ----------
From capital transactions:
   Net proceeds from units sold                    513,109      161,562       650,936         15,719
   Cost of units redeemed                       (4,823,262)    (673,846)   (2,260,019)      (391,786)
   Net transfers                                 4,595,568      773,627      (737,329)      (441,696)
                                               -----------   ----------   -----------     ----------
      Increase (decrease) in net assets from
         capital transactions                      285,415      261,343    (2,346,412)      (817,763)
                                               -----------   ----------   -----------     ----------
Increase (decrease) in net assets                  404,606      561,086    (1,598,326)      (852,375)
Net assets at beginning of period                3,533,095    8,179,339    19,587,668      2,010,045
                                               -----------   ----------   -----------     ----------
Net assets at end of period                    $ 3,937,701   $8,740,425   $17,989,342     $1,157,670
                                               ===========   ==========   ===========     ==========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                       37,950        9,019        16,099          1,127
   Units redeemed                                 (356,386)     (37,312)      (56,383)       (29,597)
   Units transferred                               341,279       42,164       (18,460)       (33,857)
                                               -----------   ----------   -----------     ----------
Increase (decrease) in units outstanding            22,843       13,871       (58,744)       (62,327)
Beginning units                                    266,537      459,738       506,973        154,952
                                               -----------   ----------   -----------     ----------
Ending units                                       289,380      473,609       448,229         92,625
                                               ===========   ==========   ===========     ==========

                                                   Equity      Fundamental     Global       Global
                                               Opportunities      Growth        Bond       Equities
                                                 Portfolio      Portfolio     Portfolio    Portfolio
                                                 (Class 2)      (Class 2)     (Class 2)    (Class 2)
                                               -------------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (3,421)     $ (4,574)    $  (23,986)  $   (8,638)
   Net realized gains (losses)                     409,675        12,701          1,086      246,371
   Change in net unrealized appreciation
      (depreciation) of investments               (429,014)       26,903        215,427     (100,809)
                                                ----------      --------     ----------   ----------
      Increase (decrease) in net assets from
         operations                                (22,760)       35,030        192,527      136,924
                                                ----------      --------     ----------   ----------
From capital transactions:
   Net proceeds from units sold                     84,014        56,000         12,295       15,357
   Cost of units redeemed                         (242,825)      (34,907)      (294,822)    (203,245)
   Net transfers                                  (503,266)       (5,997)        86,918     (239,721)
                                                ----------      --------     ----------   ----------
      Increase (decrease) in net assets from
         capital transactions                     (662,077)       15,096       (195,609)    (427,609)
                                                ----------      --------     ----------   ----------
Increase (decrease) in net assets                 (684,837)       50,126         (3,082)    (290,685)
Net assets at beginning of period                2,609,573       243,970      2,193,364    1,260,946
                                                ----------      --------     ----------   ----------
Net assets at end of period                     $1,924,736      $294,096     $2,190,282   $  970,261
                                                ==========      ========     ==========   ==========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                        4,038         2,883            669          612
   Units redeemed                                  (11,637)       (1,771)       (16,305)      (7,947)
   Units transferred                               (23,973)         (289)         4,817       (8,539)
                                                ----------      --------     ----------   ----------
Increase (decrease) in units outstanding           (31,572)          823        (10,819)     (15,874)
Beginning units                                    126,279        12,968        122,958       52,879
                                                ----------      --------     ----------   ----------
Ending units                                        94,707        13,791        112,139       37,005
                                                ==========      ========     ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                                          International
                                                 Growth-       Growth        High-Yield    Diversified
                                                 Income     Opportunities       Bond         Equities
                                                Portfolio     Portfolio      Portfolio      Portfolio
                                                (Class 2)     (Class 2)      (Class 2)       (Class 2)
                                               ----------   -------------   -----------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (34,666)    $  (8,401)    $   272,911    $   15,430
   Net realized gains (losses)                    389,500        63,669         206,814       629,820
   Change in net unrealized appreciation
      (depreciation) of investments                55,747        49,099        (471,133)     (270,834)
                                               ----------     ---------     -----------    ----------
      Increase (decrease) in net assets from
         operations                               410,581       104,367           8,592       374,416
                                               ----------     ---------     -----------    ----------
From capital transactions:
   Net proceeds from units sold                   164,269         1,171         148,327       101,312
   Cost of units redeemed                        (842,741)     (159,044)       (570,750)     (210,258)
   Net transfers                                 (295,307)        4,086      (1,028,593)     (118,242)
                                               ----------     ---------     -----------    ----------
      Increase (decrease) in net assets from
         capital transactions                    (973,779)     (153,787)     (1,451,016)     (227,188)
                                               ----------     ---------     -----------    ----------
Increase (decrease) in net assets                (563,198)      (49,420)     (1,442,424)      147,228
Net assets at beginning of period               4,763,807       567,759       4,966,080     3,060,087
                                               ----------     ---------     -----------    ----------
Net assets at end of period                    $4,200,609     $ 518,339     $ 3,523,656    $3,207,315
                                               ==========     =========     ===========    ==========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                       5,017           169           7,013         6,274
   Units redeemed                                 (25,360)      (24,472)        (27,108)      (13,397)
   Units transferred                               (8,961)          519         (48,402)       (8,974)
                                               ----------     ---------     -----------    ----------
Increase (decrease) in units outstanding          (29,304)      (23,784)        (68,497)      (16,097)
Beginning units                                   152,026       100,828         237,748       211,885
                                               ----------     ---------     -----------    ----------
Ending units                                      122,722        77,044         169,251       195,788
                                               ==========     =========     ===========    ==========

                                               International         MFS
                                                 Growth and     Massachusetts      Mid-Cap
                                                   Income      Investors Trust     Growth     Technology
                                                 Portfolio        Portfolio       Portfolio    Portfolio
                                                 (Class 2)        (Class 2)       (Class 2)    (Class 2)
                                               -------------   ---------------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (1,311)      $  (12,468)     $  (33,869)  $ (4,917)
   Net realized gains (losses)                     925,657          180,802         153,627     16,807
   Change in net unrealized appreciation
      (depreciation) of investments               (680,449)          23,298         212,559     43,931
                                                ----------       ----------      ----------   --------
      Increase (decrease) in net assets from
         operations                                243,897          191,632         332,317     55,821
                                                ----------       ----------      ----------   --------
From capital transactions:
   Net proceeds from units sold                     65,581           67,984          53,504      1,000
   Cost of units redeemed                         (272,253)        (351,564)       (274,895)   (25,683)
   Net transfers                                  (268,134)        (130,820)       (271,795)    (4,028)
                                                ----------       ----------      ----------   --------
      Increase (decrease) in net assets from
         capital transactions                     (474,806)        (414,400)       (493,186)   (28,711)
                                                ----------       ----------      ----------   --------
Increase (decrease) in net assets                 (230,909)        (222,768)       (160,869)    27,110
Net assets at beginning of period                4,446,459        2,286,399       2,365,454    305,958
                                                ----------       ----------      ----------   --------
Net assets at end of period                     $4,215,550       $2,063,631      $2,204,585   $333,068
                                                ==========       ==========      ==========   ========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                        3,336            2,709           4,719        415
   Units redeemed                                  (13,879)         (14,276)        (23,451)    (9,885)
   Units transferred                               (13,190)          (5,073)        (22,777)    (2,347)
                                                ----------       ----------      ----------   --------
Increase (decrease) in units outstanding           (23,733)         (16,640)        (41,509)   (11,817)
Beginning units                                    236,702           98,111         219,357    128,463
                                                ----------       ----------      ----------   --------
Ending units                                       212,969           81,471         177,848    116,646
                                                ==========       ==========      ==========   ========

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                 Telecom     Worldwide      Foreign         Marsico
                                                 Utility    High Income      Value      Focused Growth
                                                Portfolio    Portfolio     Portfolio       Portfolio
                                                (Class 2)    (Class 2)     (Class 3)       (Class 3)
                                               ----------   -----------   -----------   --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   13,438    $  33,536    $    46,737     $  (27,554)
   Net realized gains (losses)                     87,125        7,091      1,168,002        161,730
   Change in net unrealized appreciation
      (depreciation) of investments                76,400      (13,582)       888,551         51,176
                                               ----------    ---------    -----------     ----------
      Increase (decrease) in net assets from
         operations                               176,963       27,045      2,103,290        185,352
                                               ----------    ---------    -----------     ----------
From capital transactions:
   Net proceeds from units sold                    19,639       12,502      1,385,999         83,952
   Cost of units redeemed                        (122,023)     (80,948)    (1,092,298)      (182,186)
   Net transfers                                  (47,236)     (86,658)       984,122        (51,477)
                                               ----------    ---------    -----------     ----------
      Increase (decrease) in net assets from
         capital transactions                    (149,620)    (155,104)     1,277,823       (149,711)
                                               ----------    ---------    -----------     ----------
Increase (decrease) in net assets                  27,343     (128,059)     3,381,113         35,641
Net assets at beginning of period               1,167,384      794,046     16,520,507      1,725,917
                                               ----------    ---------    -----------     ----------
Net assets at end of period                    $1,194,727    $ 665,987    $19,901,620     $1,761,558
                                               ==========    =========    ===========     ==========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                       1,124          579         64,596          6,880
   Units redeemed                                  (7,305)      (3,738)       (50,006)       (14,275)
   Units transferred                               (4,589)      (4,012)        45,418         (4,812)
                                               ----------    ---------    -----------     ----------
Increase (decrease) in units outstanding          (10,770)      (7,171)        60,008        (12,207)
Beginning units                                    77,473       37,443        829,643        143,342
                                               ----------    ---------    -----------     ----------
Ending units                                       66,703       30,272        889,651        131,135
                                               ==========    =========    ===========     ==========

                                                MFS Total   Small & Mid                 Growth and
                                                 Return      Cap Value      Comstock       Income
                                                Portfolio    Portfolio     Portfolio     Portfolio
                                                (Class 3)    (Class 3)     (Class II)    (Class II)
                                               ----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   51,168   $  (168,687)  $     8,036   $   (56,570)
   Net realized gains (losses)                    427,160     1,005,088     1,254,787     1,375,990
   Change in net unrealized appreciation
      (depreciation) of investments              (303,467)     (843,177)   (2,439,633)   (1,120,368)
                                               ----------   -----------   -----------   -----------
      Increase (decrease) in net assets from
         operations                               174,861        (6,776)   (1,176,810)      199,052
                                               ----------   -----------   -----------   -----------
From capital transactions:
   Net proceeds from units sold                    61,755       326,593     3,506,824     3,734,623
   Cost of units redeemed                        (816,145)     (724,567)   (4,000,128)   (2,728,680)
   Net transfers                                  618,858      (166,377)      281,618     1,368,267
                                               ----------   -----------   -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                    (135,532)     (564,351)     (211,686)    2,374,210
                                               ----------   -----------   -----------   -----------
Increase (decrease) in net assets                  39,329      (571,127)   (1,388,496)    2,573,262
Net assets at beginning of period               6,202,379    14,895,419    31,022,909    24,860,703
                                               ----------   -----------   -----------   -----------
Net assets at end of period                    $6,241,708   $14,324,292   $29,634,413   $27,433,965
                                               ==========   ===========   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                       2,170        16,804       242,128       234,881
   Units redeemed                                 (28,745)      (37,146)     (277,817)     (171,674)
   Units transferred                               22,789       (10,844)       20,385        86,286
                                               ----------   -----------   -----------   -----------
Increase (decrease) in units outstanding           (3,786)      (31,186)      (15,304)      149,493
Beginning units                                   223,684       811,474     2,195,489     1,609,164
                                               ----------   -----------   -----------   -----------
Ending units                                      219,898       780,288     2,180,185     1,758,657
                                               ==========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                Strategic      Global                     Growth-        Growth
                                                 Growth        Growth        Growth        Income      and Income
                                                Portfolio       Fund          Fund          Fund       Portfolio
                                               (Class II)    (Class 2)     (Class 2)     (Class 2)     (Class VC)
                                               ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (26,674)  $   566,766   $  (373,403)  $    30,276   $   (80,859)
   Net realized gains (losses)                    114,261     3,016,415     4,847,141     4,256,494     2,444,632
   Change in net unrealized appreciation
      (depreciation) of investments               163,011     2,012,570       479,391    (1,486,481)   (1,838,234)
                                               ----------   -----------   -----------   -----------   -----------
      Increase (decrease) in net assets from
         operations                               250,598     5,595,751     4,953,129     2,800,289       525,539
                                               ----------   -----------   -----------   -----------   -----------
From capital transactions:
   Net proceeds from units sold                    49,002     5,555,475     4,707,013    11,542,650     3,408,638
   Cost of units redeemed                         (84,480)   (3,940,989)   (5,004,659)   (8,175,041)   (2,677,756)
   Net transfers                                 (234,420)    1,155,721       837,383     2,255,195     1,405,250
                                               ----------   -----------   -----------   -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                    (269,898)    2,770,207       539,737     5,622,804     2,136,132
                                               ----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets                 (19,300)    8,365,958     5,492,866     8,423,093     2,661,671
Net assets at beginning of period               1,698,690    41,806,852    46,442,798    84,683,331    28,623,063
                                               ----------   -----------   -----------   -----------   -----------
Net assets at end of period                    $1,679,390   $50,172,810   $51,935,664   $93,106,424   $31,284,734
                                               ==========   ===========   ===========   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   Units sold                                       4,840       237,508       215,884       601,113       241,421
   Units redeemed                                  (7,967)     (169,079)     (230,078)     (428,706)     (189,144)
   Units transferred                              (21,275)       48,801        38,670       118,843        99,396
                                               ----------   -----------   -----------   -----------   -----------
Increase (decrease) in units outstanding          (24,402)      117,230        24,476       291,250       151,673
Beginning units                                   175,290     1,924,182     2,301,129     4,640,659     2,081,151
                                               ----------   -----------   -----------   -----------   -----------
Ending units                                      150,888     2,041,412     2,325,605     4,931,909     2,232,824
                                               ==========   ===========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Variable Annuity Account Four of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company, (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts. The Separate Account offers the Advisor Variable Annuity product.

     The Separate Account is composed of sixty-nine variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the ten Class 1 and Class 2 currently available portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the fifty-two Class 1, 2, and 3 currently available investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Class II investment portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust"), (4) the three currently available Class 2 investment portfolios of the American Funds Insurance Series (the "American Series"), or (5) the one Class VC currently available investment portfolio in the Lord Abbett Series Fund Inc. (the "Lord Abbett Fund"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares of the Anchor Trust and the SunAmerica Trust are subject to 12b-1 fees of 0.15% of the class' average daily net assets, and the Class 3 shares of the SunAmerica Trust, the Class II shares of the Van Kampen Trust and the Class 2 shares of the American Series are subject to 12b-1 fees of 0.25% of each class' average daily net assets. The Class 1 shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund are also not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the American Series, and the Lord Abbett Fund (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The Anchor Trust and SunAmerica Trust are affiliated investment companies. The participant may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

     Prior to May 1, 2007, the Equity Opportunities Portfolio was formerly named Federated American Leaders Portfolio, the Marsico Focused Growth Portfolio was formerly named Marsico Growth Portfolio, the Mid-Cap Growth Portfolio was formerly named MFS Mid-Cap Growth Portfolio, the Balanced Portfolio was formerly named SunAmerica Balanced Portfolio, the Fundamental Growth Portfolio was formerly named Putnam Growth: Voyager Portfolio and the Capital Growth Portfolio was formerly named Goldman Sachs Research Portfolio.

     Prior to May 1, 2008, the Total Return Bond Portfolio was formerly named Worldwide High Income Portfolio, and the Capital Growth Portfolio was formerly named Strategic Growth Portfolio.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     Effective January 1, 2007, the Separate Account changed its method of determining cost of investments sold by the Trusts from an average cost method to the first-in, first-out method. Management believes that the first-in, first-out method is more commonly used for financial reporting by separate accounts and is a preferable method of accounting. Since investments are stated at net asset value of each of the portfolios of the Trusts, which value their investment securities at fair value, the change has no impact on net assets. The change in method of determining cost of investments sold will result in a reclassification between realized gains and losses and unrealized appreciation and depreciation of investments, beginning January 1, 2007, with no impact on the total increase (decrease) in net assets from operations. Since records of purchases and sales of investments are not readily available for prior periods, it is impracticable to determine the prior periods reclassification between realized gains and losses and unrealized appreciation and depreciation of investments.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR ANNUITY CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

     Annuity benefit payments are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

     ACCOUNTING CHANGES: In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements but does not change existing guidance about whether an instrument is carried at fair value. FAS 157 also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Separate Account adopted FAS 157 on January 1, 2008, its required effective date, and it resulted in no cumulative effect to the Statement of Assets and Liabilities, Schedule of Portfolio Investments, Statement of Operations, and Statement of Changes in Net Assets. See Note 3 to the Financial Statements for additional FAS 157 disclosures..

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   FAIR VALUE MEASUREMENTS

     Effective January 1, 2008, assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

     Level 1--Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

     Level 2--Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, and derivative contracts.

     Level 3--Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include fixed maturities.

     The Separate Account assets measured at fair value as of December 31, 2008 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1. The Separate Account had no liabilities as of December 31, 2008. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2008, and respective hierarchy level. As all assets of the Separate Account are classified as Level 1, no

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   FAIR VALUE MEASUREMENTS (continued)

     reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2008, is presented.

4.   CHARGES AND DEDUCTIONS

     There are no withdrawal charges and no contract maintenance charges. Other charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     SEPARATE ACCOUNT ANNUAL CHARGE: The Separate Account deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account Annual charges are recorded as a charge in the Statement of Operations. The total annual rate of the net asset value of each portfolio is 1.52% or 1.77%, depending on whether the optional enhanced death benefit is chosen. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense charge is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. It is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

     TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range up to 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit. Premium taxes are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

5.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2008 consist of the following:

                                                           Cost of       Proceeds
                                                            Shares         from
Variable Accounts                                          Acquired    Shares sold
-----------------                                        -----------   -----------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                     $ 7,796,590   $ 8,218,663
Capital Appreciation Portfolio (Class 1)                  16,306,941    10,799,770
Government and Quality Bond Portfolio (Class 1)           12,656,331     7,679,309
Growth Portfolio (Class 1)                                 3,013,238     3,750,597
Natural Resources Portfolio (Class 1)                      4,447,259     8,467,343
Asset Allocation Portfolio (Class 2)                       3,269,328     2,344,796
Capital Appreciation Portfolio (Class 2)                   2,560,263     2,169,080
Government and Quality Bond Portfolio (Class 2)            3,725,948     3,765,502
Growth Portfolio (Class 2)                                 1,107,520       969,289
Natural Resources Portfolio (Class 2)                      1,984,302     1,234,307
SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                    $   749,687   $ 2,032,012
Alliance Growth Portfolio (Class 1)                          307,161     5,204,339
Balanced Portfolio (Class 1)                                 996,768     2,802,339
Blue Chip Growth Portfolio (Class 1)                         185,966       552,513
Capital Growth Portfolio (Class 1)                           113,516       359,404
Cash Management Portfolio (Class 1)                       29,096,849    17,604,980
Corporate Bond Portfolio (Class 1)                         2,906,589     4,289,502
Davis Venture Value Portfolio (Class 1)                   10,810,027    17,106,139
"Dogs" of Wall Street Portfolio (Class 1)                    927,774     1,090,233
Equity Opportunities Portfolio (Class 1)                   1,725,044     2,593,832
Fundamental Growth Portfolio (Class 1)                        94,869       403,071
Global Bond Portfolio (Class 1)                            4,703,378     3,810,055
Global Equities Portfolio (Class 1)                          337,221     2,247,523

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of       Proceeds
                                                            Shares         from
Variable Accounts                                          Acquired    Shares sold
-----------------                                        -----------   -----------
SUNAMERICA TRUST (continued):
Growth-Income Portfolio (Class 1)                        $ 3,691,091   $ 6,240,137
Growth Opportunities Portfolio (Class 1)                     142,623       568,738
High-Yield Bond Portfolio (Class 1)                        4,196,767     4,918,474
International Diversified Equities Portfolio (Class 1)     1,461,770     3,408,138
International Growth and Income Portfolio (Class 1)        1,434,514     7,953,107
Marsico Focused Growth Portfolio (Class 1)                   578,311       834,539
MFS Massachusetts Investors Trust Portfolio (Class 1)        116,420       696,630
MFS Total Return Portfolio (Class 1)                       6,744,822     5,911,755
Mid-Cap Growth Portfolio (Class 1)                           302,328     1,157,208
Technology Portfolio (Class 1)                               153,926       338,671
Telecom Utility Portfolio (Class 1)                          290,466       772,672
Total Return Bond Portfolio (Class 1)                      5,955,484     1,546,147
Aggressive Growth Portfolio (Class 2)                        127,473       293,378
Alliance Growth Portfolio (Class 2)                          433,457       823,681
Balanced Portfolio (Class 2)                                 375,181       961,652
Blue Chip Growth Portfolio (Class 2)                         147,480       141,570
Capital Growth Portfolio (Class 2)                           120,888        57,769
Cash Management Portfolio (Class 2)                       10,459,004     7,212,531
Corporate Bond Portfolio (Class 2)                         1,473,001     2,048,548
Davis Venture Value Portfolio (Class 2)                    3,055,547     3,287,011
"Dogs" of Wall Street Portfolio (Class 2)                    176,143       259,673
Equity Opportunities Portfolio (Class 2)                     526,691       489,814
Fundamental Growth Portfolio (Class 2)                       190,899       122,580
Global Bond Portfolio (Class 2)                              775,980       705,049
Global Equities Portfolio (Class 2)                          272,158       294,564
Growth-Income Portfolio (Class 2)                            711,879     1,018,319
Growth Opportunities Portfolio (Class 2)                      96,252       228,582
High-Yield Bond Portfolio (Class 2)                        2,050,743     2,148,400
International Diversified Equities Portfolio (Class 2)     1,254,910     1,181,433
International Growth and Income Portfolio (Class 2)          652,580     1,253,218
MFS Massachusetts Investors Trust Portfolio (Class 2)        134,018       734,253
Mid-Cap Growth Portfolio (Class 2)                           124,397       428,692
Technology Portfolio (Class 2)                                84,898       121,604
Telecom Utility Portfolio (Class 2)                          438,114       308,198
Total Return Bond Portfolio (Class 2)                        728,598       236,639
Foreign Value Portfolio (Class 3)                          2,879,123     7,200,627
Marsico Focused Growth Portfolio (Class 3)                   427,654       287,275

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of       Proceeds
                                                            Shares         from
Variable Accounts                                          Acquired    Shares sold
-----------------                                        -----------   -----------
SUNAMERICA TRUST (continued):
MFS Total Return Portfolio (Class 3)                     $ 1,030,152   $ 1,386,809
Small & Mid Cap Value Portfolio (Class 3)                  1,601,324     1,830,444
VAN KAMPEN TRUST (Class II):
Capital Growth Portfolio                                 $   144,868   $   242,345
Comstock Portfolio                                         3,508,780     3,941,204
Growth and Income Portfolio                                3,050,042     3,906,889
AMERICAN SERIES (Class 2):
Global Growth Fund                                       $ 8,036,571   $10,715,738
Growth Fund                                                9,287,240     7,696,516
Growth-Income Fund                                        20,747,178    10,741,658
LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                              $ 1,934,436   $ 4,270,980

6.   OTHER MATTERS

     In September 2008, AIG experienced a severe strain on its liquidity that resulted in AIG on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). Pursuant to the credit facility agreement, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as if converted and (ii) vote with AIG's common stock on all matters submitted to AIG shareholders, and holds approximately 79.9 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

     The credit facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   OTHER MATTERS (continued)

     guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.

     On November 25, 2008, AIG entered into an agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury, as part of the Troubled Assets Relief Program, $40 billion of Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant"). The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the credit facility and, in connection therewith, the maximum commitment amount under the credit facility agreement was reduced from $85 billion to $60 billion.

     During the fourth quarter of 2008, AIG and certain of its subsidiaries entered into an agreement with the NY Fed in connection with the special purpose financing vehicle known as Maiden Lane III LLC. The Company was not a party to this agreement and this transaction did not affect the Company's financial condition, results of operations or cash flows.

     On December 12, 2008, AIG, certain of AIG's wholly owned U.S. life insurance subsidiaries, and AIG Securities Lending Corp., another AIG subsidiary (the "AIG Agent"), entered into an agreement with Maiden Lane II LLC, a Delaware limited liability company whose sole member is the NY Fed ("ML II"). Pursuant to the agreement, the life insurance subsidiaries (including the Company) sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities ("RMBS") held by the AIG Agent, as agent of the life insurance subsidiaries, in connection with AIG's U.S. securities lending program. In exchange for the RMBS, the life insurance subsidiaries received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price. Additionally, the Company received an economic interest in ML II valued at $14.9 million. As a result of these actions, the U.S. securities lending program, and the interim agreement entered into with the NY Fed whereby the NY Fed borrowed securities from AIG subsidiaries in exchange for cash collateral, were terminated.

7.   SUBSEQUENT EVENTS

     On March 2, 2009, AIG and the NY Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the NY Fed preferred equity interests in newly-formed special purpose vehicles (SPVs), in settlement of a portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an AIG operating subsidiary (American International Assurance Company,

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   SUBSEQUENT EVENTS (continued)

     Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the NY Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility.

     AIG and the NY Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the NY Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the credit facility. The amount of the credit facility reduction will be based on the proceeds received. The SPVs are expected to be consolidated by AIG. These transfers are subject to agreement on definitive terms and regulatory approvals at a later date. The Company is not currently anticipated to be a party to the proposed securitization transaction.

     On October 3, 2008, AIG announced a restructuring plan under which AIG's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part, including the Company. Since that time, AIG has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have continued to deteriorate, posing risks to AIG's ability to divest assets at acceptable values. AIG's restructuring plan has evolved in response to these market conditions. Specifically, AIG's current plans involve transactions between AIG and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses. The Company is continuing to explore other restructuring alternatives to enhance its market competitiveness.

     On April 17, 2009, AIG entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Preferred Stock for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange the Warrant for 53,798,766 shares of Series C Preferred Stock.

     On April 17, 2009, AIG and the NY Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 3,000 shares of common stock. Pursuant to the purchase

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   SUBSEQUENT EVENTS (continued)

     agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) The AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of the AIG Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

     In connection with the preparation of its annual report on Form 10-K for the year ended December 31,2008, AIG management assessed whether AIG has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the U.S. Department of the Treasury, AIG management's plans to stabilize AIG's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, AIG management believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of AIG management's plans could be materially different, or that one or more of AIG management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, AIG may need additional U.S. government support to meet its obligations as they come due. If AIG is unable to meet its obligations as they come due, management does not currently anticipate this to have a material impact on the financial statements of the Separate Account.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2008, 2007, 2006, 2005, and 2004, follows:

                       At December 31                         For the Year Ended December 31
          ----------------------------------------   -----------------------------------------------
                      Unit Fair Value                 Expense Ratio   Investment      Total Return
                         Lowest to      Net Assets       Lowest         Income         Lowest to
  Year      Units        Highest ($)        ($)      to Highest (1)    Ratio (2)      Highest (3)
  ----    ---------   ---------------   ----------   --------------   ----------   -----------------
Asset Allocation Portfolio (Class 1)
   2008   1,237,640    20.10 to 20.49   25,352,864   1.52% to 1.77%      3.14%     -24.40% to -24.21%
   2007   1,523,832    26.59 to 27.03   41,187,411   1.52% to 1.77%      2.81%       6.54% to   6.81%
   2006   1,604,137    24.95 to 25.31   40,596,690   1.52% to 1.77%      3.25%       9.37% to   9.64%
   2005   1,709,077    22.82 to 23.08   39,449,685   1.52% to 1.77%      3.00%       3.13% to   3.39%
   2004   1,861,480    22.12 to 22.33   41,559,410   1.52% to 1.77%      2.78%       8.40% to   8.67%
Capital Appreciation Portfolio (Class 1)
   2008     968,136    31.56 to 32.20   31,153,633   1.52% to 1.77%      0.00%     -41.40% to -41.25%
   2007   1,056,155    53.85 to 54.81   57,848,317   1.52% to 1.77%      0.34%      25.47% to  25.78%
   2006   1,179,919    42.92 to 43.57   51,381,647   1.52% to 1.77%      0.14%       9.47% to   9.74%
   2005   1,309,698    39.21 to 39.70   51,970,715   1.52% to 1.77%      0.29%       9.69% to   9.96%
   2004   1,536,165    35.74 to 36.11   55,443,741   1.52% to 1.77%      0.00%       7.20% to   7.46%
Government and Quality Bond Portfolio (Class 1)
   2008   1,806,488    18.41 to 18.78   33,907,256   1.52% to 1.77%      3.94%       2.50% to   2.76%
   2007   1,578,778    17.96 to 18.27   28,835,519   1.52% to 1.77%      3.86%       4.42% to   4.69%
   2006   1,595,002    17.20 to 17.46   27,829,818   1.52% to 1.77%      3.70%       1.49% to   1.74%
   2005   1,710,736    16.95 to 17.16   29,337,870   1.52% to 1.77%      3.79%       0.84% to   1.09%
   2004   1,874,357    16.80 to 16.97   31,800,648   1.52% to 1.77%      4.45%       1.59% to   1.85%
Growth Portfolio (Class 1)
   2008     405,452    21.42 to 21.85    8,855,364   1.52% to 1.77%      0.71%     -41.47% to -41.32%
   2007     507,088    36.59 to 37.23   18,875,808   1.52% to 1.77%      0.69%       8.26% to   8.53%
   2006     628,478    33.80 to 34.31   21,557,065   1.52% to 1.77%      0.60%      11.30% to  11.58%
   2005     770,091    30.37 to 30.75   23,674,703   1.52% to 1.77%      0.87%       5.25% to   5.51%
   2004     919,611    28.86 to 29.14   26,796,316   1.52% to 1.77%      0.55%       8.91% to   9.18%
Natural Resources Portfolio (Class 1)
   2008     188,513    32.48 to 33.13    6,242,359   1.52% to 1.77%      0.89%     -50.68% to -50.56%
   2007     319,590    65.85 to 67.01   21,409,853   1.52% to 1.77%      1.14%      37.74% to  38.09%
   2006     322,950    47.81 to 48.53   15,667,883   1.52% to 1.77%      0.63%      22.74% to  23.05%
   2005     394,823    38.95 to 39.44   15,569,419   1.52% to 1.77%      0.50%      43.55% to  43.91%
   2004     388,575    27.13 to 27.41   10,649,075   1.52% to 1.77%      0.75%      22.85% to  23.16%
Asset Allocation Portfolio (Class 2)
   2008     469,040    19.91 to 20.27    9,498,825   1.52% to 1.77%      2.99%     -24.51% to -24.32%
   2007     521,756    26.38 to 26.78   13,963,890   1.52% to 1.77%      2.64%       6.38% to   6.65%
   2006     585,014    24.80 to 25.11   14,683,078   1.52% to 1.77%      3.07%       9.20% to   9.48%
   2005     632,724    22.71 to 22.94   14,507,019   1.52% to 1.77%      2.87%       2.98% to   3.23%
   2004     658,798    22.05 to 22.22   14,632,435   1.52% to 1.77%      2.72%       8.22% to   8.49%
Capital Appreciation Portfolio (Class 2)
   2008     144,298    31.34 to 31.91    4,595,184   1.52% to 1.77%      0.00%     -41.50% to -41.36%
   2007     165,160    53.57 to 54.41    8,971,385   1.52% to 1.77%      0.22%      25.32% to  25.63%
   2006     193,525    42.75 to 43.31    8,369,805   1.52% to 1.77%      0.02%       9.30% to   9.58%
   2005     242,925    39.11 to 39.52    9,590,536   1.52% to 1.77%      0.16%       9.52% to   9.80%
   2004     285,416    35.71 to 36.00   10,263,297   1.52% to 1.77%      0.00%       7.04% to   7.31%
Government and Quality Bond Portfolio (Class 2)
   2008     746,334    18.25 to 18.57   13,843,327   1.52% to 1.77%      3.74%       2.35% to   2.61%
   2007     764,757    17.83 to 18.10   13,816,724   1.52% to 1.77%      3.61%       4.27% to   4.53%
   2006     808,223    17.10 to 17.32   13,973,089   1.52% to 1.77%      3.48%       1.34% to   1.59%
   2005     926,936    16.87 to 17.05   15,780,028   1.52% to 1.77%      3.68%       0.69% to   0.94%
   2004     979,588    16.76 to 16.89   16,527,943   1.52% to 1.77%      4.45%       1.44% to   1.70%
Growth Portfolio (Class 2)
   2008      83,859    21.25 to 21.64    1,809,088   1.52% to 1.77%      0.56%     -41.55% to -41.41%
   2007      94,714    36.36 to 36.94    3,490,370   1.52% to 1.77%      0.58%       8.10% to   8.37%
   2006     122,583    33.64 to 34.08    4,171,483   1.52% to 1.77%      0.48%      11.13% to  11.41%
   2005     145,188    30.27 to 30.59    4,435,668   1.52% to 1.77%      0.74%       5.09% to   5.35%
   2004     170,069    28.80 to 29.04    4,932,972   1.52% to 1.77%      0.44%       8.75% to   9.02%
Natural Resources Portfolio (Class 2)
   2008      95,995    32.18 to 32.84    3,149,114   1.52% to 1.77%      0.76%     -50.75% to -50.63%
   2007     104,833    65.34 to 66.52    6,966,017   1.52% to 1.77%      1.01%      37.54% to  37.88%
   2006     107,141    47.51 to 48.25    5,163,331   1.52% to 1.77%      0.53%      22.56% to  22.86%
   2005     120,369    38.76 to 39.27    4,720,202   1.52% to 1.77%      0.40%      43.34% to  43.70%
   2004     114,550    27.04 to 27.33    3,127,327   1.52% to 1.77%      0.67%      22.68% to  22.98%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                       At December 31                         For the Year Ended December 31
          ----------------------------------------   -----------------------------------------------
                      Unit Fair Value                 Expense Ratio   Investment      Total Return
                         Lowest to      Net Assets       Lowest         Income         Lowest to
  Year      Units        Highest ($)        ($)      to Highest (1)    Ratio (2)      Highest (3)
  ----    ---------   ---------------   ----------   --------------   ----------   -----------------
Aggressive Growth Portfolio (Class 1)
   2008     391,953     7.89 to  8.05    3,154,253   1.52% to 1.77%      0.62%     -53.47% to -53.35%
   2007     476,173    16.96 to 17.25    8,215,347   1.52% to 1.77%      0.58%      -2.23% to  -1.99%
   2006     555,417    17.35 to 17.60    9,776,960   1.52% to 1.77%      0.09%      11.30% to  11.58%
   2005     732,451    15.59 to 15.78   11,555,012   1.52% to 1.77%      0.00%       6.83% to   7.10%
   2004     922,711    14.59 to 14.73   13,592,414   1.52% to 1.77%      0.00%      14.73% to  15.02%
Alliance Growth Portfolio (Class 1)
   2008     587,018    21.41 to 21.84   12,819,571   1.52% to 1.77%      0.15%     -41.78% to -41.63%
   2007     741,060    36.78 to 37.42   27,729,276   1.52% to 1.77%      0.05%      12.60% to  12.88%
   2006     972,482    32.66 to 33.15   32,238,882   1.52% to 1.77%      0.12%      -0.99% to  -0.75%
   2005   1,281,217    32.99 to 33.40   42,795,451   1.52% to 1.77%      0.38%      14.58% to  14.86%
   2004   1,648,690    28.79 to 29.08   47,943,832   1.52% to 1.77%      0.30%       6.05% to   6.31%
Balanced Portfolio (Class 1)
   2008     835,010    12.18 to 12.43   10,374,532   1.52% to 1.77%      3.41%     -27.19% to -27.01%
   2007     977,643    16.73 to 17.02   16,641,647   1.52% to 1.77%      2.83%       3.55% to   3.81%
   2006   1,162,537    16.16 to 16.40   19,062,440   1.52% to 1.77%      2.70%       8.92% to   9.19%
   2005   1,336,687    14.83 to 15.02   20,072,862   1.52% to 1.77%      2.39%       0.11% to   0.36%
   2004   1,601,676    14.82 to 14.96   23,966,709   1.52% to 1.77%      1.45%       4.90% to   5.16%
Blue Chip Growth Portfolio (Class 1)
   2008     208,671     4.20 to  4.29      891,541   1.52% to 1.77%      0.40%     -40.07% to -39.92%
   2007     263,780     7.02 to  7.14    1,877,246   1.52% to 1.77%      0.34%      12.07% to  12.35%
   2006     281,033     6.26 to  6.36    1,780,073   1.52% to 1.77%      0.24%       4.71% to   4.97%
   2005     333,366     5.98 to  6.06    2,013,054   1.52% to 1.77%      0.56%       0.75% to   1.00%
   2004     369,387     5.94 to  6.00    2,211,082   1.52% to 1.77%      0.15%       3.39% to   3.65%
Capital Growth Portfolio (Class 1)
   2008     134,212     4.84 to  4.94      661,931   1.52% to 1.77%      0.00%     -46.13% to -45.99%
   2007     165,911     8.99 to  9.15    1,515,708   1.52% to 1.77%      1.24%      11.56% to  11.84%
   2006     168,855     8.05 to  8.18    1,379,497   1.52% to 1.77%      0.29%      14.61% to  14.89%
   2005     131,328     7.03 to  7.12      933,780   1.52% to 1.77%      0.45%       1.79% to   2.04%
   2004     198,382     6.90 to  6.97    1,383,247   1.52% to 1.77%      0.00%      11.03% to  11.31%
Cash Management Portfolio (Class 1)
   2008   1,910,489    13.47 to 13.74   26,234,764   1.52% to 1.77%      4.36%      -0.59% to  -0.35%
   2007   1,118,541    13.55 to 13.79   15,414,637   1.52% to 1.77%      3.74%       2.68% to   2.93%
   2006   1,111,171    13.20 to 13.39   14,877,360   1.52% to 1.77%      2.81%       2.80% to   3.05%
   2005   1,058,607    12.84 to 13.00   13,754,080   1.52% to 1.77%      0.95%       0.99% to   1.24%
   2004   1,265,726    12.71 to 12.84   16,240,073   1.52% to 1.77%      0.57%      -0.95% to  -0.70%
Corporate Bond Portfolio (Class 1)
   2008   1,150,897    16.60 to 16.94   19,486,804   1.52% to 1.77%      4.43%      -9.40% to  -9.17%
   2007   1,270,266    18.32 to 18.65   23,679,567   1.52% to 1.77%      4.07%       3.63% to   3.89%
   2006   1,181,914    17.68 to 17.95   21,208,324   1.52% to 1.77%      4.54%       4.00% to   4.26%
   2005   1,113,962    17.00 to 17.22   19,171,741   1.52% to 1.77%      4.61%       0.12% to   0.37%
   2004   1,061,322    16.98 to 17.15   18,199,364   1.52% to 1.77%      5.04%       4.95% to   5.21%
Davis Venture Value Portfolio (Class 1)
   2008   1,687,010    24.25 to 24.74   41,724,552   1.52% to 1.77%      1.60%     -39.24% to -39.09%
   2007   2,153,238    39.91 to 40.62   87,441,680   1.52% to 1.77%      0.87%       3.80% to   4.06%
   2006   2,481,273    38.45 to 39.03   96,834,790   1.52% to 1.77%      1.00%      13.29% to  13.57%
   2005   2,784,060    33.94 to 34.37   95,671,801   1.52% to 1.77%      0.98%       8.67% to   8.94%
   2004   3,166,140    31.23 to 31.55   99,875,452   1.52% to 1.77%      0.87%      11.52% to  11.80%
"Dogs" of Wall Street Portfolio (Class 1)
   2008     191,137     8.94 to  9.13    1,743,982   1.52% to 1.77%      3.33%     -27.88% to -27.70%
   2007     249,887    12.40 to 12.62    3,153,711   1.52% to 1.77%      2.42%      -3.65% to  -3.41%
   2006     367,660    12.87 to 13.07    4,804,134   1.52% to 1.77%      2.40%      19.52% to  19.81%
   2005     446,784    10.77 to 10.91    4,872,471   1.52% to 1.77%      2.41%      -4.44% to  -4.20%
   2004     570,222    11.27 to 11.38    6,490,904   1.52% to 1.77%      2.28%       7.70% to   7.97%
Equity Opportunities Portfolio (Class 1)
   2008     385,626    12.21 to 12.46    4,804,028   1.52% to 1.77%      1.44%     -39.55% to -39.40%
   2007     521,077    20.20 to 20.57   10,712,716   1.52% to 1.77%      1.72%      -1.65% to  -1.40%
   2006     630,784    20.54 to 20.86   13,153,361   1.52% to 1.77%      1.51%      14.65% to  14.94%
   2005     811,260    17.92 to 18.15   14,719,671   1.52% to 1.77%      1.50%       2.84% to   3.09%
   2004   1,019,847    17.42 to 17.60   17,949,823   1.52% to 1.77%      1.37%       7.97% to   8.23%
Fundamental Growth Portfolio (Class 1)
   2008      49,435    11.49 to 11.72      578,838   1.52% to 1.77%      0.00%     -45.81% to -45.67%
   2007      64,753    21.20 to 21.57    1,395,747   1.52% to 1.77%      0.00%      13.13% to  13.41%
   2006      79,880    18.74 to 19.02    1,517,838   1.52% to 1.77%      0.02%       3.93% to   4.19%
   2005      84,707    18.03 to 18.25    1,544,845   1.52% to 1.77%      0.57%       4.21% to   4.47%
   2004     104,867    17.30 to 17.47    1,831,283   1.52% to 1.77%      0.13%       3.16% to   3.42%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                       At December 31                         For the Year Ended December 31
          ----------------------------------------   -----------------------------------------------
                      Unit Fair Value                 Expense Ratio   Investment      Total Return
                         Lowest to      Net Assets       Lowest         Income         Lowest to
  Year      Units        Highest ($)        ($)      to Highest (1)    Ratio (2)      Highest (3)
  ----    ---------   ---------------   ----------   --------------   ----------   -----------------
Global Bond Portfolio (Class 1)
   2008     476,771    20.15 to 20.56    9,799,802   1.52% to 1.77%      3.14%       3.81% to   4.07%
   2007     451,105    19.41 to 19.75    8,909,328   1.52% to 1.77%      0.63%       9.43% to   9.70%
   2006     320,782    17.74 to 18.01    5,775,587   1.52% to 1.77%      9.19%       2.05% to   2.30%
   2005     326,140    17.38 to 17.60    5,740,029   1.52% to 1.77%      3.27%       2.75% to   3.01%
   2004     299,647    16.92 to 17.09    5,119,933   1.52% to 1.77%      0.00%       2.14% to   2.40%
Global Equities Portfolio (Class 1)
   2008     234,563    14.48 to 14.77    3,464,698   1.52% to 1.77%      2.11%     -44.39% to -44.25%
   2007     330,018    26.04 to 26.50    8,742,817   1.52% to 1.77%      1.18%       9.91% to  10.18%
   2006     391,297    23.69 to 24.05    9,408,714   1.52% to 1.77%      0.90%      21.70% to  22.00%
   2005     450,840    19.47 to 19.71    8,886,211   1.52% to 1.77%      0.26%      13.76% to  14.04%
   2004     603,511    17.11 to 17.28   10,431,085   1.52% to 1.77%      0.30%       9.91% to  10.18%
Growth-Income Portfolio (Class 1)
   2008     804,015    19.10 to 19.49   15,663,317   1.52% to 1.77%      1.08%     -43.91% to -43.77%
   2007   1,007,109    34.06 to 34.65   34,892,992   1.52% to 1.77%      0.90%       9.17% to   9.44%
   2006   1,287,663    31.20 to 31.66   40,766,169   1.52% to 1.77%      0.70%       5.54% to   5.81%
   2005   1,653,919    29.56 to 29.92   49,488,438   1.52% to 1.77%      0.55%       5.32% to   5.58%
   2004   2,099,731    28.06 to 28.34   59,506,544   1.52% to 1.77%      0.67%       9.58% to   9.85%
Growth Opportunities Portfolio (Class 1)
   2008     125,813     4.21 to  4.29      538,235   1.52% to 1.77%      0.00%     -37.01% to -36.85%
   2007     194,825     6.68 to  6.79    1,320,748   1.52% to 1.77%      0.00%      19.43% to  19.73%
   2006     180,041     5.59 to  5.67    1,019,391   1.52% to 1.77%      0.00%      11.45% to  11.73%
   2005     177,352     5.02 to  5.07      899,257   1.52% to 1.77%      0.00%       5.77% to   6.03%
   2004     170,777     4.74 to  4.79      816,797   1.52% to 1.77%      0.00%       4.31% to   4.57%
High-Yield Bond Portfolio (Class 1)
   2008     616,008    13.80 to 14.06    8,656,285   1.52% to 1.77%     10.46%     -33.35% to -33.18%
   2007     692,747    20.70 to 21.04   14,569,848   1.52% to 1.77%      7.11%      -0.40% to  -0.15%
   2006     915,871    20.79 to 21.07   19,293,431   1.52% to 1.77%      7.55%      12.66% to  12.94%
   2005     938,109    18.45 to 18.66   17,498,426   1.52% to 1.77%      9.17%       6.96% to   7.23%
   2004   1,051,574    17.25 to 17.40   18,293,900   1.52% to 1.77%      8.51%      15.40% to  15.69%
International Diversified Equities Portfolio (Class 1)
   2008     911,504     9.67 to  9.86    8,988,517   1.52% to 1.77%      3.28%     -40.53% to -40.38%
   2007   1,112,972    16.26 to 16.54   18,409,354   1.52% to 1.77%      2.06%      13.33% to  13.61%
   2006   1,346,755    14.35 to 14.56   19,608,076   1.52% to 1.77%      0.43%      21.29% to  21.59%
   2005   1,463,527    11.83 to 11.98   17,524,558   1.52% to 1.77%      1.44%      11.78% to  12.06%
   2004   2,019,527    10.58 to 10.69   21,579,726   1.52% to 1.77%      2.09%      14.45% to  14.73%
International Growth and Income Portfolio (Class 1)
   2008     392,586    10.42 to 10.64    4,174,658   1.52% to 1.77%      2.39%     -46.86% to -46.73%
   2007     821,358    19.62 to 19.97   16,397,726   1.52% to 1.77%      1.61%       5.29% to   5.55%
   2006     788,223    18.63 to 18.92   14,908,637   1.52% to 1.77%      1.35%      24.82% to  25.13%
   2005     695,392    14.93 to 15.12   10,511,534   1.52% to 1.77%      0.87%      12.28% to  12.56%
   2004     741,887    13.29 to 13.43    9,962,436   1.52% to 1.77%      1.14%      18.74% to  19.04%
Marsico Focused Growth Portfolio (Class 1)
   2008     169,572              7.96    1,350,548        1.52%          0.46%                -41.71%
   2007     220,876             13.66    3,018,043        1.52%          0.20%                 11.94%
   2006     257,271    12.02 to 12.21    3,140,214   1.52% to 1.77%      0.00%       6.68% to   6.95%
   2005     216,259             11.41    2,468,324        1.52%          0.00%                  9.04%
   2004     126,389             10.47    1,322,963        1.52%          0.00%                  9.57%
MFS Massachusetts Investors Trust Portfolio (Class 1)
   2008     119,266    16.69 to 17.02    2,028,933   1.52% to 1.77%      0.99%     -33.63% to -33.46%
   2007     144,146    25.15 to 25.58    3,685,105   1.52% to 1.77%      1.11%       8.63% to   8.91%
   2006     183,429    23.15 to 23.49    4,306,757   1.52% to 1.77%      0.68%      11.20% to  11.48%
   2005     222,659    20.82 to 21.07    4,690,439   1.52% to 1.77%      0.74%       5.83% to   6.10%
   2004     285,397    19.67 to 19.86    5,666,811   1.52% to 1.77%      0.79%       9.90% to  10.17%
MFS Total Return Portfolio (Class 1)
   2008   1,217,089    21.73 to 22.16   26,948,148   1.52% to 1.77%      3.30%     -23.39% to -23.20%
   2007   1,311,169    28.36 to 28.85   37,801,784   1.52% to 1.77%      2.69%       2.41% to   2.67%
   2006   1,191,633    27.69 to 28.10   33,465,073   1.52% to 1.77%      2.58%      10.03% to  10.31%
   2005     883,403    25.17 to 25.47   22,483,274   1.52% to 1.77%      2.57%       1.24% to   1.49%
   2004     383,733    24.86 to 25.10    9,624,359   1.52% to 1.77%      0.24%       9.35% to   9.63%
Mid-Cap Growth Portfolio (Class 1)
   2008     290,498     6.86 to  7.00    2,030,854   1.52% to 1.77%      0.00%     -44.36% to -44.22%
   2007     369,611    12.32 to 12.54    4,632,597   1.52% to 1.77%      0.24%      14.89% to  15.18%
   2006     466,903    10.73 to 10.89    5,081,527   1.52% to 1.77%      0.00%       0.77% to   1.02%
   2005     505,207    10.64 to 10.78    5,443,436   1.52% to 1.77%      0.00%       1.38% to   1.63%
   2004     673,222    10.50 to 10.61    7,137,248   1.52% to 1.77%      0.00%      12.09% to  12.37%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                       At December 31                         For the Year Ended December 31
          ----------------------------------------   -----------------------------------------------
                      Unit Fair Value                 Expense Ratio   Investment      Total Return
                         Lowest to      Net Assets       Lowest         Income         Lowest to
  Year      Units        Highest ($)        ($)      to Highest (1)    Ratio (2)      Highest (3)
  ----    ---------   ---------------   ----------   --------------   ----------   -----------------
Technology Portfolio (Class 1)
   2008     269,124     1.36 to  1.39      373,825   1.52% to 1.77%      0.00%     -52.00% to -51.88%
   2007     342,420     2.84 to  2.89      988,358   1.52% to 1.77%      0.00%      19.80% to  20.10%
   2006     360,151     2.37 to  2.40      865,542   1.52% to 1.77%      0.00%      -0.65% to  -0.40%
   2005     562,283     2.38 to  2.41    1,356,618   1.52% to 1.77%      0.00%      -1.96% to  -1.71%
   2004     521,200     2.43 to  2.45    1,279,431   1.52% to 1.77%      0.00%      -4.24% to  -4.00%
Telecom Utility Portfolio (Class 1)
   2008     234,920    10.93 to 11.15    2,618,471   1.52% to 1.77%      2.44%     -38.54% to -38.39%
   2007     272,732    17.78 to 18.09    4,933,863   1.52% to 1.77%      3.03%      18.79% to  19.09%
   2006     303,781    14.97 to 15.19    4,613,399   1.52% to 1.77%      3.66%      24.29% to  24.60%
   2005     323,476    12.04 to 12.19    3,942,767   1.52% to 1.77%      4.09%       4.65% to   4.91%
   2004     406,629    11.51 to 11.62    4,724,402   1.52% to 1.77%      4.99%      14.73% to  15.01%
Total Return Bond Portfolio (Class 1)
   2008     424,772    22.62 to 23.03    9,777,937   1.52% to 1.77%      4.73%       3.23% to   3.49%
   2007     235,217    21.91 to 22.25    5,233,092   1.52% to 1.77%      6.54%       3.70% to   3.96%
   2006     237,799    21.13 to 21.40    5,089,536   1.52% to 1.77%      7.80%       7.72% to   7.98%
   2005     241,396    19.61 to 19.82    4,784,459   1.52% to 1.77%      8.03%       5.43% to   5.69%
   2004     226,819    18.60 to 18.75    4,253,902   1.52% to 1.77%      5.84%       7.50% to   7.77%
Aggressive Growth Portfolio (Class 2)
   2008      31,065     7.81 to  7.95      246,418   1.52% to 1.77%      0.37%     -53.54% to -53.43%
   2007      43,683    16.81 to 17.07      744,737   1.52% to 1.77%      0.47%      -2.37% to  -2.13%
   2006      46,718    17.22 to 17.45      813,805   1.52% to 1.77%      0.00%      11.14% to  11.42%
   2005      95,538    15.50 to 15.66    1,494,884   1.52% to 1.77%      0.00%       6.67% to   6.93%
   2004      65,953    14.53 to 14.64      964,497   1.52% to 1.77%      0.00%      14.56% to  14.85%
Alliance Growth Portfolio (Class 2)
   2008      95,077    21.09 to 21.51    2,041,912   1.52% to 1.77%      0.00%     -41.87% to -41.72%
   2007     106,411    36.28 to 36.91    3,922,432   1.52% to 1.77%      0.00%      12.43% to  12.71%
   2006     130,565    32.27 to 32.75    4,270,575   1.52% to 1.77%      0.00%      -1.14% to  -0.90%
   2005     164,368    32.65 to 33.04    5,425,614   1.52% to 1.77%      0.25%      14.40% to  14.69%
   2004     203,970    28.54 to 28.81    5,868,617   1.52% to 1.77%      0.18%       5.89% to   6.15%
Balanced Portfolio (Class 2)
   2008     170,842    12.07 to 12.29    2,097,137   1.52% to 1.77%      3.01%     -27.30% to -27.12%
   2007     217,209    16.60 to 16.86    3,658,976   1.52% to 1.77%      2.72%       3.42% to   3.67%
   2006     243,637    16.06 to 16.26    3,959,094   1.52% to 1.77%      2.51%       8.76% to   9.03%
   2005     305,635    14.76 to 14.91    4,555,353   1.52% to 1.77%      2.24%      -0.04% to   0.21%
   2004     350,674    14.77 to 14.88    5,215,881   1.52% to 1.77%      1.38%       4.75% to   5.01%
Blue Chip Growth Portfolio (Class 2)
   2008     148,064     4.18 to  4.25      627,448   1.52% to 1.77%      0.28%     -40.16% to -40.01%
   2007     143,998     6.98 to  7.09    1,017,594   1.52% to 1.77%      0.17%      11.90% to  12.18%
   2006     211,198     6.24 to  6.32    1,332,241   1.52% to 1.77%      0.09%       4.55% to   4.81%
   2005     289,730     5.97 to  6.03    1,744,847   1.52% to 1.77%      0.42%       0.59% to   0.85%
   2004     340,068     5.93 to  5.98    2,031,020   1.52% to 1.77%      0.04%       3.24% to   3.50%
Capital Growth Portfolio (Class 2)
   2008      31,109     4.80 to  4.89      151,919   1.52% to 1.77%      0.00%     -46.21% to -46.07%
   2007      23,313     8.92 to  9.06      211,053   1.52% to 1.77%      0.68%      11.39% to  11.67%
   2006      64,188     8.01 to  8.12      520,693   1.52% to 1.77%      0.17%      14.43% to  14.72%
   2005      66,305     7.00 to  7.07      468,606   1.52% to 1.77%      0.31%       1.63% to   1.89%
   2004     110,266     6.89 to  6.94      764,980   1.52% to 1.77%      0.00%      10.87% to  11.15%
Cash Management Portfolio (Class 2)
   2008     516,307    13.36 to 13.59    6,999,324   1.52% to 1.77%      4.24%      -0.74% to  -0.50%
   2007     289,380    13.46 to 13.66    3,937,701   1.52% to 1.77%      3.84%       2.52% to   2.78%
   2006     266,537    13.13 to 13.29    3,533,095   1.52% to 1.77%      2.22%       2.64% to   2.90%
   2005     301,237    12.79 to 12.91    3,886,999   1.52% to 1.77%      0.93%       0.84% to   1.09%
   2004     368,914    12.69 to 12.78    4,710,091   1.52% to 1.77%      0.43%      -1.10% to  -0.85%
Corporate Bond Portfolio (Class 2)
   2008     425,897    16.45 to 16.76    7,127,819   1.52% to 1.77%      4.13%      -9.53% to  -9.31%
   2007     473,609    18.18 to 18.48    8,740,425   1.52% to 1.77%      3.73%       3.47% to   3.73%
   2006     459,738    17.57 to 17.82    8,179,339   1.52% to 1.77%      4.17%       3.84% to   4.10%
   2005     494,041    16.92 to 17.11    8,445,958   1.52% to 1.77%      4.35%      -0.03% to   0.22%
   2004     522,137    16.92 to 17.08    8,908,234   1.52% to 1.77%      5.23%       4.79% to   5.05%
Davis Venture Value Portfolio (Class 2)
   2008     381,192    23.99 to 24.45    9,300,788   1.52% to 1.77%      1.44%     -39.34% to -39.18%
   2007     448,229    39.55 to 40.20   17,989,342   1.52% to 1.77%      0.75%       3.65% to   3.91%
   2006     506,973    38.16 to 38.69   19,587,668   1.52% to 1.77%      0.88%      13.12% to  13.40%
   2005     560,861    33.73 to 34.12   19,113,671   1.52% to 1.77%      0.85%       8.51% to   8.78%
   2004     632,399    31.09 to 31.36   19,815,020   1.52% to 1.77%      0.78%      11.36% to  11.64%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                       At December 31                         For the Year Ended December 31
          ----------------------------------------   -----------------------------------------------
                      Unit Fair Value                 Expense Ratio   Investment      Total Return
                         Lowest to      Net Assets       Lowest         Income         Lowest to
  Year      Units        Highest ($)        ($)      to Highest (1)    Ratio (2)      Highest (3)
  ----    ---------   ---------------   ----------   --------------   ----------   -----------------
"Dogs" of Wall Street Portfolio (Class 2)
   2008      70,762     8.86 to  9.04      637,906   1.52% to 1.77%      2.93%     -27.99% to -27.81%
   2007      92,625    12.31 to 12.52    1,157,670   1.52% to 1.77%      1.88%      -3.80% to  -3.56%
   2006     154,952    12.80 to 12.99    2,010,045   1.52% to 1.77%      2.25%      19.34% to  19.63%
   2005     200,070    10.72 to 10.85    2,169,850   1.52% to 1.77%      2.27%      -4.58% to  -4.35%
   2004     233,945    11.24 to 11.35    2,652,515   1.52% to 1.77%      2.37%       7.55% to   7.82%
Equity Opportunities Portfolio (Class 2)
   2008      80,448    12.12 to 12.33      988,372   1.52% to 1.77%      1.37%     -39.64% to -39.49%
   2007      94,707    20.07 to 20.38    1,924,736   1.52% to 1.77%      1.43%      -1.80% to  -1.55%
   2006     126,279    20.44 to 20.70    2,609,573   1.52% to 1.77%      1.34%      14.48% to  14.77%
   2005     148,901    17.86 to 18.04    2,681,749   1.52% to 1.77%      1.28%       2.68% to   2.94%
   2004     188,035    17.39 to 17.52    3,289,363   1.52% to 1.77%      1.32%       7.80% to   8.07%
Fundamental Growth Portfolio (Class 2)
   2008      17,121    11.38 to 11.59      198,132   1.52% to 1.77%      0.00%     -45.88% to -45.75%
   2007      13,791    21.03 to 21.36      294,096   1.52% to 1.77%      0.00%      13.01% to  13.29%
   2006      12,968    18.61 to 18.85      243,970   1.52% to 1.77%      0.00%       3.77% to   4.03%
   2005      16,278    17.94 to 18.12      294,394   1.52% to 1.77%      0.40%       4.05% to   4.31%
   2004      27,482    17.24 to 17.37      476,384   1.52% to 1.77%      0.00%       3.00% to   3.26%
Global Bond Portfolio (Class 2)
   2008     111,376    19.95 to 20.32    2,261,440   1.52% to 1.77%      3.09%       3.66% to   3.91%
   2007     112,139    19.25 to 19.56    2,190,282   1.52% to 1.77%      0.41%       9.26% to   9.54%
   2006     122,958    17.62 to 17.86    2,193,364   1.52% to 1.77%      9.37%       1.89% to   2.15%
   2005     124,612    17.29 to 17.48    2,176,850   1.52% to 1.77%      3.02%       2.60% to   2.86%
   2004     129,368    16.85 to 16.99    2,196,496   1.52% to 1.77%      0.00%       1.99% to   2.24%
Global Equities Portfolio (Class 2)
   2008      36,692    14.34 to 14.62      536,289   1.52% to 1.77%      1.97%     -44.47% to -44.33%
   2007      37,005    25.82 to 26.26      970,261   1.52% to 1.77%      0.87%       9.74% to  10.02%
   2006      52,879    23.53 to 23.87    1,260,946   1.52% to 1.77%      0.78%      21.52% to  21.82%
   2005      54,947    19.37 to 19.59    1,075,321   1.52% to 1.77%      0.14%      13.59% to  13.87%
   2004      57,534    17.05 to 17.20      989,595   1.52% to 1.77%      0.17%       9.74% to  10.02%
Growth-Income Portfolio (Class 2)
   2008      99,771    18.91 to 19.25    1,916,322   1.52% to 1.77%      0.90%     -43.99% to -43.85%
   2007     122,722    33.76 to 34.28    4,200,609   1.52% to 1.77%      0.78%       9.01% to   9.28%
   2006     152,026    30.97 to 31.37    4,763,807   1.52% to 1.77%      0.58%       5.39% to   5.65%
   2005     197,033    29.39 to 29.69    5,845,431   1.52% to 1.77%      0.42%       5.16% to   5.43%
   2004     241,324    27.95 to 28.17    6,791,085   1.52% to 1.77%      0.56%       9.41% to   9.68%
Growth Opportunities Portfolio (Class 2)
   2008      53,858     4.17 to  4.25      228,438   1.52% to 1.77%      0.00%     -37.10% to -36.94%
   2007      77,044     6.62 to  6.74      518,339   1.52% to 1.77%      0.00%      19.25% to  19.55%
   2006     100,828     5.55 to  5.64      567,759   1.52% to 1.77%      0.00%      11.28% to  11.56%
   2005     125,429     4.99 to  5.05      632,436   1.52% to 1.77%      0.00%       5.61% to   5.87%
   2004     167,497     4.73 to  4.77      797,141   1.52% to 1.77%      0.00%       4.16% to   4.42%
High-Yield Bond Portfolio (Class 2)
   2008     154,823    13.65 to 13.91    2,150,072   1.52% to 1.77%     10.03%     -33.45% to -33.28%
   2007     169,251    20.52 to 20.84    3,523,656   1.52% to 1.77%      7.80%      -0.55% to  -0.30%
   2006     237,748    20.63 to 20.91    4,966,080   1.52% to 1.77%      7.76%      12.49% to  12.77%
   2005     249,858    18.34 to 18.54    4,629,074   1.52% to 1.77%      8.50%       6.80% to   7.07%
   2004     314,348    17.17 to 17.32    5,438,765   1.52% to 1.77%      8.69%      15.23% to  15.52%
International Diversified Equities Portfolio (Class 2)
   2008     190,449     9.58 to  9.77    1,857,243   1.52% to 1.77%      3.16%     -40.62% to -40.47%
   2007     195,788    16.13 to 16.40    3,207,315   1.52% to 1.77%      2.02%      13.16% to  13.44%
   2006     211,885    14.26 to 14.46    3,060,087   1.52% to 1.77%      0.29%      21.11% to  21.41%
   2005     262,842    11.77 to 11.91    3,127,084   1.52% to 1.77%      1.32%      11.62% to  11.90%
   2004     309,882    10.55 to 10.64    3,295,231   1.52% to 1.77%      1.98%      14.28% to  14.57%
International Growth and Income Portfolio (Class 2)
   2008     157,055    10.36 to 10.54    1,652,892   1.52% to 1.77%      2.54%     -46.94% to -46.80%
   2007     212,969    19.52 to 19.81    4,215,550   1.52% to 1.77%      1.50%       5.13% to   5.39%
   2006     236,702    18.56 to 18.80    4,446,459   1.52% to 1.77%      1.21%      24.63% to  24.94%
   2005     255,932    14.89 to 15.04    3,848,015   1.52% to 1.77%      0.73%      12.12% to  12.39%
   2004     264,321    13.29 to 13.39    3,536,280   1.52% to 1.77%      1.18%      18.56% to  18.86%
MFS Massachusetts Investors Trust Portfolio (Class 2)
   2008      53,532    16.55 to 16.86      899,973   1.52% to 1.77%      0.75%     -33.73% to -33.56%
   2007      81,471    24.98 to 25.37    2,063,631   1.52% to 1.77%      0.99%       8.47% to   8.74%
   2006      98,111    23.03 to 23.33    2,286,399   1.52% to 1.77%      0.55%      11.03% to  11.31%
   2005     121,774    20.74 to 20.96    2,549,607   1.52% to 1.77%      0.58%       5.68% to   5.94%
   2004     169,321    19.63 to 19.79    3,347,593   1.52% to 1.77%      0.68%       9.73% to  10.01%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                       At December 31                         For the Year Ended December 31
          ----------------------------------------   -----------------------------------------------
                      Unit Fair Value                 Expense Ratio   Investment      Total Return
                         Lowest to      Net Assets       Lowest         Income         Lowest to
  Year      Units        Highest ($)        ($)      to Highest (1)    Ratio (2)      Highest (3)
  ----    ---------   ---------------   ----------   --------------   ----------   -----------------
Mid-Cap Growth Portfolio (Class 2)
   2008     150,830     6.79 to  6.92    1,041,129   1.52% to 1.77%      0.00%     -44.44% to -44.30%
   2007     177,848    12.22 to 12.42    2,204,585   1.52% to 1.77%      0.11%      14.72% to  15.01%
   2006     219,357    10.65 to 10.80    2,365,454   1.52% to 1.77%      0.00%       0.62% to   0.87%
   2005     291,595    10.59 to 10.70    3,117,166   1.52% to 1.77%      0.00%       1.22% to   1.48%
   2004     348,528    10.46 to 10.55    3,672,275   1.52% to 1.77%      0.00%      11.92% to  12.20%
Technology Portfolio (Class 2)
   2008      96,831     1.35 to  1.37      132,820   1.52% to 1.77%      0.00%     -52.07% to -51.95%
   2007     116,646     2.82 to  2.86      333,068   1.52% to 1.77%      0.00%      19.62% to  19.92%
   2006     128,463     2.36 to  2.38      305,958   1.52% to 1.77%      0.00%      -0.80% to  -0.55%
   2005     157,276     2.37 to  2.40      376,715   1.52% to 1.77%      0.00%      -2.11% to  -1.86%
   2004     207,528     2.43 to  2.44      506,180   1.52% to 1.77%      0.00%      -4.38% to  -4.14%
Telecom Utility Portfolio (Class 2)
   2008      72,646    10.85 to 11.03      801,216   1.52% to 1.77%      2.43%     -38.63% to -38.48%
   2007      66,703    17.68 to 17.93    1,194,727   1.52% to 1.77%      2.80%      18.61% to  18.91%
   2006      77,473    14.91 to 15.08    1,167,384   1.52% to 1.77%      3.40%      24.10% to  24.41%
   2005      71,448    12.01 to 12.12      865,440   1.52% to 1.77%      3.65%       4.50% to   4.76%
   2004     118,357    11.50 to 11.57    1,369,218   1.52% to 1.77%      4.71%      14.56% to  14.84%
Total Return Bond Portfolio (Class 2)
   2008      51,866    22.35 to 22.77    1,176,504   1.52% to 1.77%      4.99%       3.07% to   3.33%
   2007      30,272    21.69 to 22.04      665,987   1.52% to 1.77%      6.14%       3.54% to   3.80%
   2006      37,443    20.95 to 21.23      794,046   1.52% to 1.77%      7.83%       7.55% to   7.82%
   2005      40,212    19.47 to 19.69      790,901   1.52% to 1.77%      8.07%       5.27% to   5.54%
   2004      37,853    18.50 to 18.66      705,583   1.52% to 1.77%      6.97%       7.34% to   7.61%
Foreign Value Portfolio (Class 3)
   2008     599,433    12.78 to 13.00    7,789,883   1.52% to 1.77%      2.60%     -42.06% to -41.91%
   2007     889,651    22.06 to 22.38   19,901,620   1.52% to 1.77%      1.76%      12.06% to  12.34%
   2006     829,643    19.68 to 19.92   16,520,507   1.52% to 1.77%      0.97%      24.82% to  25.13%
   2005     722,329    15.77 to 15.92   11,494,446   1.52% to 1.77%      0.00%       8.00% to   8.28%
   2004     529,583    14.60 to 14.70    7,783,823   1.52% to 1.77%      2.52%      17.66% to  17.96%
Marsico Focused Growth Portfolio (Class 3)
   2008     120,821     7.70 to  7.83      944,106   1.52% to 1.77%      0.21%     -42.01% to -41.86%
   2007     131,135    13.28 to 13.46    1,761,558   1.52% to 1.77%      0.00%      11.38% to  11.66%
   2006     143,342    11.92 to 12.06    1,725,917   1.52% to 1.77%      0.00%       6.42% to   6.68%
   2005     174,799    11.20 to 11.30    1,973,376   1.52% to 1.77%      0.00%       8.50% to   8.77%
   2004      95,736    10.32 to 10.39      993,766   1.52% to 1.77%      0.00%       9.03% to   9.30%
MFS Total Return Portfolio (Class 3)
   2008     187,544    21.42 to 21.79    4,076,823   1.52% to 1.77%      2.89%     -23.58% to -23.39%
   2007     219,898    28.03 to 28.44    6,241,708   1.52% to 1.77%      2.36%       2.15% to   2.40%
   2006     223,684    27.44 to 27.77    6,202,379   1.52% to 1.77%      2.22%       9.76% to  10.03%
   2005     184,693    25.00 to 25.24    4,654,789   1.52% to 1.77%      2.03%       0.99% to   1.24%
   2004     139,747    24.76 to 24.93    3,481,876   1.52% to 1.77%      0.23%       9.09% to   9.36%
Small & Mid Cap Value Portfolio (Class 3)
   2008     713,893    11.53 to 11.73    8,369,372   1.52% to 1.77%      0.21%     -36.30% to -36.14%
   2007     780,288    18.10 to 18.37   14,324,292   1.52% to 1.77%      0.43%      -0.23% to   0.02%
   2006     811,474    18.14 to 18.36   14,895,419   1.52% to 1.77%      0.07%      11.47% to  11.75%
   2005     795,443    16.27 to 16.43   13,065,938   1.52% to 1.77%      0.00%       3.93% to   4.20%
   2004     699,209    15.66 to 15.77   11,024,742   1.52% to 1.77%      0.92%      15.76% to  16.05%
Capital Growth Portfolio (Class II)
   2008     144,363     5.47 to  5.59      805,366   1.52% to 1.77%      0.20%     -50.01% to -49.88%
   2007     150,888    10.94 to 11.15    1,679,390   1.52% to 1.77%      0.00%      14.60% to  14.89%
   2006     175,290     9.54 to  9.71    1,698,690   1.52% to 1.77%      0.00%       0.82% to   1.08%
   2005     152,466     9.47 to  9.60    1,461,630   1.52% to 1.77%      0.01%       5.75% to   6.01%
   2004     200,408     8.95 to  9.06    1,812,632   1.52% to 1.77%      0.00%       4.91% to   5.17%
Comstock Portfolio (Class II)
   2008   2,000,279     8.45 to  8.60   17,188,980   1.52% to 1.77%      2.30%     -36.93% to -36.77%
   2007   2,180,185    13.40 to 13.60   29,634,413   1.52% to 1.77%      1.56%      -4.04% to  -3.80%
   2006   2,195,489    13.97 to 14.14   31,022,909   1.52% to 1.77%      1.15%      14.01% to  14.29%
   2005   1,838,626    12.25 to 12.37   22,730,013   1.52% to 1.77%      0.75%       2.28% to   2.54%
   2004     881,182    11.98 to 12.06   10,623,196   1.52% to 1.77%      0.67%      15.37% to  15.66%
Growth and Income Portfolio (Class II)
   2008   1,621,036    10.24 to 10.42   16,881,744   1.52% to 1.77%      1.88%     -33.40% to -33.23%
   2007   1,758,657    15.37 to 15.61   27,433,965   1.52% to 1.77%      1.31%       0.73% to   0.98%
   2006   1,609,164    15.26 to 15.45   24,860,703   1.52% to 1.77%      0.83%      13.94% to  14.23%
   2005   1,107,524    13.39 to 13.53   14,979,751   1.52% to 1.77%      0.67%       7.79% to   8.06%
   2004     561,235    12.42 to 12.52    7,024,439   1.52% to 1.77%      0.74%      12.12% to  12.40%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                       At December 31                         For the Year Ended December 31
          ----------------------------------------   -----------------------------------------------
                      Unit Fair Value                 Expense Ratio   Investment      Total Return
                         Lowest to      Net Assets       Lowest         Income         Lowest to
  Year      Units        Highest ($)        ($)      to Highest (1)    Ratio (2)      Highest (3)
  ----    ---------   ---------------   ----------   --------------   ----------   -----------------
Global Growth Fund (Class 2)
   2008   1,745,632    14.68 to 14.92   26,031,046   1.52% to 1.77%      1.73%     -39.47% to -39.32%
   2007   2,041,412    24.25 to 24.59   50,172,810   1.52% to 1.77%      2.72%      12.84% to  13.12%
   2006   1,924,182    21.49 to 21.74   41,806,852   1.52% to 1.77%      0.86%      18.31% to  18.61%
   2005   1,418,479    18.17 to 18.32   25,983,635   1.52% to 1.77%      0.63%      12.08% to  12.36%
   2004     816,302    16.21 to 16.31   13,310,053   1.52% to 1.77%      0.40%      11.50% to  11.78%
Growth Fund (Class 2)
   2008   2,162,091    12.14 to 12.33   26,642,734   1.52% to 1.77%      0.79%     -44.95% to -44.82%
   2007   2,325,605    22.05 to 22.34   51,935,664   1.52% to 1.77%      0.79%      10.38% to  10.66%
   2006   2,301,129    19.98 to 20.19   46,442,798   1.52% to 1.77%      0.83%       8.28% to   8.56%
   2005   1,906,814    18.45 to 18.60   35,450,693   1.52% to 1.77%      0.78%      14.15% to  14.44%
   2004   1,242,872    16.16 to 16.25   20,191,680   1.52% to 1.77%      0.23%      10.53% to  10.81%
Growth-Income Fund (Class 2)
   2008   5,135,270    11.38 to 11.56   59,344,863   1.52% to 1.77%      1.74%     -38.94% to -38.79%
   2007   4,931,909    18.63 to 18.89   93,106,424   1.52% to 1.77%      1.56%       3.20% to   3.46%
   2006   4,640,659    18.06 to 18.25   84,683,331   1.52% to 1.77%      1.68%      13.18% to  13.47%
   2005   3,627,119    15.95 to 16.09   58,332,802   1.52% to 1.77%      1.52%       3.98% to   4.24%
   2004   2,255,048    15.34 to 15.43   34,793,668   1.52% to 1.77%      1.20%       8.44% to   8.71%
Growth and Income Portfolio (Class VC)
   2008   2,007,838     8.62 to  8.78   17,614,625   1.52% to 1.77%      1.46%     -37.54% to -37.38%
   2007   2,232,824    13.81 to 14.02   31,284,734   1.52% to 1.77%      1.26%       1.62% to   1.88%
   2006   2,081,151    13.59 to 13.76   28,623,063   1.52% to 1.77%      1.40%      15.22% to  15.50%
   2005   1,580,507    11.79 to 11.91   18,819,505   1.52% to 1.77%      1.23%       1.44% to   1.69%
   2004     913,724    11.62 to 11.71   10,699,012   1.52% to 1.77%      1.41%      10.68% to  10.96%

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 4.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                 INDEX TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                          Page
                                                                       Number(s)
                                                                       ---------
Report of Independent Registered Public Accounting Firm                    --

Consolidated Balance Sheet - December 31, 2008 and 2007                  1 to 2

Consolidated Statement of Operations and Comprehensive Income
   (Loss) - Years Ended December 31, 2008, 2007 and 2006                 3 to 4

Consolidated Statement of Cash Flows - Years Ended
   December 31, 2008, 2007 and 2006                                      5 to 6

Notes to Consolidated Financial Statements                              7 to 60

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations and comprehensive income (loss) and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, as of January 1, 2008, the Company adopted a new framework for measuring fair value.


/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2009

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                                  DECEMBER 31,

                                                                     2008          2007
                                                                 -----------    -----------
                                                                       (in thousands)
ASSETS
Investments and cash:
   Cash and short-term investments                               $ 1,572,328    $   363,912
   Fixed maturity securities available for sale, at fair value
      (amortized cost: 2008, $2,160,005; 2007, $3,620,749)         1,960,304      3,608,710
   Fixed maturity securities, trading, at fair value                  11,685             --
   Equity securities available for sale, at fair value
      (cost: 2008, $0; 2007, $20,140)                                     24         19,430
   Mortgage and other loans                                          429,272        451,603
   Policy loans                                                      151,087        151,592
   Mutual funds                                                       16,117         19,797
   Partnerships                                                      138,845        239,271
   Securities lending invested collateral, at fair value
      (cost: 2007, $2,168,979)                                            --      2,019,089
   Derivative assets, at fair value                                  609,404        150,941
                                                                 -----------    -----------
   Total investments and cash                                      4,889,066      7,024,345

Separate account assets, at fair value                            19,074,317     30,026,440
Accrued investment income                                             39,003         52,047
Deferred acquisition costs                                         1,134,203      1,430,526
Other deferred expenses                                              206,957        257,087
Income taxes currently receivable from Parent                             --          7,904
Deferred tax asset                                                   372,489             --
Receivable from brokers                                                   81         14,701
Goodwill                                                               9,453         14,056
Other assets                                                          50,300         64,151
                                                                 -----------    -----------
TOTAL ASSETS                                                     $25,775,869    $38,891,257
                                                                 ===========    ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)
                                  DECEMBER 31,

                                                                     2008          2007
                                                                 -----------   -----------
                                                                       (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Policyholder account balances, payables and accrued
   liabilities:
   Policyholder account balances - annuities                     $ 4,178,609   $ 2,676,116
   Policyholder account balances - universal life insurance
      contracts                                                    1,274,675     1,350,124
   Policyholder account balances - guaranteed investment
      contracts                                                       30,768        41,044
   Reserves for guaranteed benefits                                  384,476        75,712
   Securities lending payable                                             --     2,196,793
   Income taxes currently payable to Parent                           78,666            --
   Due to affiliates                                                   8,046        39,675
   Payable to brokers                                                     --        12,956
   Other liabilities                                                 150,525       233,679
                                                                 -----------   -----------
   Total policyholder account balances, payables and accrued
      liabilities                                                  6,105,765     6,626,099

Derivative liabilities, at fair value                                     --         2,044
Separate account liabilities                                      19,074,317    30,026,440
Deferred income taxes                                                     --       279,401
                                                                 -----------   -----------
Total liabilities                                                 25,180,082    36,933,984
                                                                 -----------   -----------
Shareholder's equity:
   Common stock                                                        3,511         3,511
   Additional paid-in capital                                      1,220,327       934,751
   Retained earnings (accumulated deficit)                          (501,204)    1,122,772
   Accumulated other comprehensive loss                             (126,847)     (103,761)
                                                                 -----------   -----------
   Total shareholder's equity                                        595,787     1,957,273
                                                                 -----------   -----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                       $25,775,869   $38,891,257
                                                                 ===========   ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                              2008         2007       2006
                                                          -----------   ---------   --------
                                                                    (in thousands)
REVENUES
   Fee income:
      Variable annuity policy fees, net of reinsurance    $   524,897   $ 584,219   $491,422
      Asset management fees                                    58,123      79,783     79,385
      Universal life insurance policy fees, net of
         reinsurance                                           29,668      33,753     29,539
      Surrender charges                                        38,430      25,779     26,416
      Other fees                                               12,939      15,430     16,478
                                                          -----------   ---------   --------
   Total fee income                                           664,057     738,964    643,240

   Net investment income                                      182,267     285,095    326,671
   Net realized investment gain (loss)                     (1,562,356)    (64,336)     3,928
                                                          -----------   ---------   --------
Total revenues                                               (716,032)    959,723    973,839
                                                          -----------   ---------   --------

BENEFITS AND EXPENSES
   Interest expense:
      Fixed annuity and fixed accounts of variable
        annuity contracts                                      89,568      92,911    108,268
      Universal life insurance contracts                       60,286      63,441     66,361
      Guaranteed investment contracts                           2,816       3,388      4,607
                                                          -----------   ---------   --------
   Total interest expense                                     152,670     159,740    179,236
   Amortization of bonus interest                              84,557      35,771     22,526
   Amortization of deferred acquisition costs and
      other deferred expenses                                 524,438     301,643    218,795
   Claims on universal life insurance contracts, net of
      reinsurance recoveries                                   18,890      19,954     17,897
   Guaranteed benefits, net of
      reinsurance recoveries                                  383,268      23,365     42,685
   General and administrative expenses                        179,495     167,766    149,450
   Annual commissions                                          95,482     103,879     89,798
                                                          -----------   ---------   --------
Total benefits and expenses                                 1,438,800     812,118    720,387
                                                          -----------   ---------   --------
PRETAX INCOME (LOSS)                                       (2,154,832)    147,605    253,452

Income tax expense (benefit)                                 (530,856)     17,012     56,226
                                                          -----------   ---------   --------
NET INCOME (LOSS)                                         $(1,623,976)  $ 130,593   $197,226
                                                          -----------   ---------   --------

          See accompanying notes to consolidated financial statements.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        2008         2007       2006
                                                                    -----------   ---------   --------
                                                                              (in thousands)
OTHER COMPREHENSIVE LOSS, NET OF TAX:
Unrealized depreciation of investments, less related amortization of deferred acquisition costs and other deferred expenses, net
   of reclassification adjustments                                  $   (30,881)  $(164,799)  $(19,559)
Foreign currency translation adjustment                                  (5,998)        412      2,546
Deferred income tax benefit on above changes                             13,793      57,609      5,956
                                                                    -----------   ---------   --------
OTHER COMPREHENSIVE LOSS                                                (23,086)   (106,778)   (11,057)
                                                                    -----------   ---------   --------
COMPREHENSIVE INCOME (LOSS)                                         $(1,647,062)  $  23,815   $186,169
                                                                    ===========   =========   ========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        2008         2007        2006
                                                                    -----------   ---------   ---------
                                                                               (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)                                                   $(1,623,976)  $ 130,593   $ 197,226
Adjustments to reconcile net income to net cash provided by
   operating activities:
   Interest credited to:
      Fixed annuity and fixed accounts of variable annuity
         contracts                                                       89,568      92,911     108,268
      Universal life insurance contracts                                 60,286      63,441      66,361
      Guaranteed investment contracts                                     2,816       3,388       4,607
   Net realized investment (gain) loss                                1,562,356      64,336      (3,928)
   Net (increase) decrease in partnerships attributable to
      equity accounting                                                  55,796      (6,139)       (358)
   Net unrealized loss on fixed maturity securities, trading              3,215          --          --
   Amortization of net premium/(accretion of net discount)
      on investments                                                     (7,034)      5,092      (1,432)
   Amortization of deferred acquisition costs and other
      deferred expenses                                                 608,995     337,414     241,321
   Acquisition costs deferred                                          (211,777)   (247,797)   (245,028)
   Other expenses deferred                                              (44,663)    (14,410)    (14,739)
   Provision for deferred income taxes                                 (638,099)     (5,869)     34,754
   Change in:
         Accrued investment income                                       13,044       7,120       8,744
         Income taxes currently receivable from/payable to Parent        86,570      (7,837)      4,766
         Other assets                                                    13,851      (5,967)     (1,875)
         Due from/to affiliates                                         (31,629)     15,809      11,952
         Reserve for guaranteed benefits                                308,764         478       9,339
         Other liabilities                                              (61,687)    (13,079)     14,660
      Other, net                                                         20,320     (24,900)    (30,055)
                                                                    -----------   ---------   ---------
NET CASH PROVIDED BY OPERATING ACTIVITIES                               206,716     394,584     404,583
                                                                    -----------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
   Fixed maturity securities                                         (1,000,679)   (949,701)   (595,892)
   Mortgage and other loans                                              (6,313)    (30,031)   (209,311)
   Partnerships                                                         (16,123)    (66,719)         --
   Derivatives                                                         (318,539)    (74,842)    (20,616)
   Other investments, excluding short-term investments                       --      (6,975)     (5,700)
Sales of:
   Fixed maturity securities                                          1,653,170     800,862     667,101
   Partnerships                                                          64,654          --          --
   Derivatives                                                          918,523      53,889      14,402
   Other investments, excluding short-term investments                   23,383      17,007       4,378
Redemptions and maturities of:
   Fixed maturity securities                                            474,412     445,665     800,127
   Mortgage and other loans                                              29,003     115,959     164,203
   Other investments, excluding short-term investments                       --       8,036      11,230
(Increase) decrease in securities lending invested collateral         1,729,678     (90,606)   (831,765)
                                                                    -----------   ---------   ---------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                 $ 3,551,169   $ 222,544   $  (1,843)
                                                                    -----------   ---------   ---------

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        2008          2007          2006
                                                                    -----------   -----------   -----------
                                                                                 (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
   Fixed annuity and fixed accounts of variable annuity contracts   $ 1,576,754   $ 1,796,326   $ 1,588,153
   Universal life insurance contracts                                    34,324        37,435        38,774
Net exchanges from the fixed accounts of variable annuity
   contracts                                                         (1,461,592)   (1,695,229)   (1,598,673)
Withdrawal payments on:
   Fixed annuity and fixed accounts of variable annuity contracts      (508,465)     (414,210)     (688,604)
   Universal life insurance contracts                                   (59,373)      (51,650)      (52,833)
   Guaranteed investment contracts                                      (13,103)       (4,908)      (79,413)
Claims and annuity payments, net of reinsurance, on:
   Fixed annuity and fixed accounts of variable annuity contracts      (109,716)      (97,485)      (86,143)
   Universal life insurance contracts                                   (95,939)      (92,192)      (97,671)
Increase (decrease) in securities lending payable                    (2,196,793)       86,334       831,765
Capital contribution                                                    284,434         4,276            --
Dividend paid to Parent                                                      --            --      (280,000)
                                                                    -----------   -----------   -----------
NET CASH USED IN FINANCING ACTIVITIES                                (2,549,469)     (431,303)     (424,645)
                                                                    -----------   -----------   -----------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS            1,208,416       185,825       (21,905)
CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                                               363,912       178,087       199,992
                                                                    -----------   -----------   -----------
CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                                                 $ 1,572,328   $   363,912   $   178,087
                                                                    ===========   ===========   ===========
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes received from (paid to) Parent                         $    20,673   $   (30,718)  $   (16,706)
                                                                    ===========   ===========   ===========
Non-cash activity:
   Bonus interest and other deferrals credited to reserve for
      annuity contracts                                             $    44,663   $    38,530   $    41,728
                                                                    ===========   ===========   ===========
   Investment in fixed maturity securities, trading                     (14,900)           --            --
                                                                    ===========   ===========   ===========
   Capital contribution of partnerships                                     893       168,512            --
                                                                    ===========   ===========   ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2008, 2007 AND 2006

1.   NATURE OF OPERATIONS AND ORGANIZATION

     AIG SunAmerica Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS"), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance, life insurance and retirement services, financial services and asset management.

     The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Company owns 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") which in turn has two wholly owned subsidiaries: SunAmerica Capital Services, Inc. ("SACS") and AIG SunAmerica Fund Services, Inc. ("SFS").

     SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS, represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

     The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The financial conditions of AIG and rating downgrades beginning late in the third quarter of 2008 and AIG's restructuring plan and related events described in Note 14 below (collectively, the "AIG Events") have also impacted the Company's operations. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of variable annuity assets held in separate accounts.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.   NATURE OF OPERATIONS AND ORGANIZATION (Continued)

     Products for the annuity operations and asset management operations are marketed through affiliated and non-affiliated independent broker-dealers, full-service securities firms and financial institutions. One non-affiliated selling organization in the annuity operations represented 31%, 31% and 28% of deposits in the years ended December 31, 2008, 2007 and 2006, respectively. No other selling organization was responsible for 10% or more of deposits for any such period. One non-affiliated selling organization in the asset management operations represented 16%, 18% and 16% of deposits in the years ended December 31, 2008, 2007 and 2006, respectively and one affiliated selling organization represented 11% of deposits in the year ended 2008. No other selling organization was responsible for 10% or more of deposits for any such period. Since the fourth quarter of 2008, the Company's sales have declined significantly due to the impact of AIG Events (see Note 14), including temporary suspensions of sales of the Company's annuity products at certain large selling organizations, as well as difficult market conditions.

     As described in Notes 13 and 14 herein, AIG commenced an organization-wide restructuring plan under which some of its businesses, including the Company, will be divested, some will be held for later divestiture, and some businesses will be prepared for potential subsequent offerings to the public. Successful execution of the restructuring plan involves significant separation activities. Accordingly, AIG and the Company have established retention programs for its key employees to maintain ongoing business operations and to facilitate the successful execution of the restructuring plan.

     At December 31, 2008, AIG and the Company cannot determine the expected date of completion or reliably estimate the total aggregate expenses expected to be incurred for all restructuring and separation activities. This is due to the significant scale of the restructuring plan, the fact that restructuring costs will vary depending on the identity of the ultimate purchasers of the divested entities, as well as the extended period over which the restructuring is expected to occur. For the year ended December 31, 2008, the Company has incurred restructuring expenses totaling $8.8 million consisting primarily of expenses related to employee retention programs.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ, possibly materially, from those estimates. Certain reclassifications and format changes have been made to prior period amounts to conform to the current period presentation.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     CASH AND SHORT-TERM INVESTMENTS: Cash and short-term investments consist of cash on hand and non-interest bearing demand deposits, interest-bearing cash equivalents and investments with original maturities within one year from the date of purchase, such as commercial paper.

     INVESTMENTS IN FIXED MATURITY SECURITIES AND EQUITY SECURITIES: Fixed maturity securities available for sale consist of bonds, notes and redeemable preferred stocks and are carried at fair value. Premiums and discounts arising from the purchase of fixed maturity securities available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Equity securities available for sale consist of common stocks and non-redeemable preferred stocks and are carried at fair value. Unrealized gains or losses from available for sale investments in fixed maturity securities and equity securities are reported as a separate component of accumulated other comprehensive income (loss), net of deferred acquisition costs, other deferred expenses and income tax, in consolidated shareholder's equity. Investments in fixed maturity securities and equity securities are recorded on a trade-date basis.

     Fixed maturity securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in Maiden Lane II LLC ("ML II"), which is carried at fair value under Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS") No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). Unrealized gains and losses on trading securities are reported in net investment income.

     The Company assesses its ability to hold any fixed maturity security in an unrealized loss position to its recovery, including fixed maturity securities classified as available for sale, at each balance sheet date. The decision to sell any such fixed maturity security classified as available for sale reflects the judgment of the Company's management that the security to be sold is unlikely to provide, on a relative value basis, as attractive a return in the future as alternative securities entailing comparable risks. With respect to distressed securities, the decision to sell reflects the judgment of the Company's management that the risk-discounted anticipated ultimate recovery is less than the value achievable on sale.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     The Company evaluates its investments for impairment such that a security is considered a candidate for other-than-temporary impairment if it meets any of the following criteria:

          - Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer);

          - The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

          - The Company may not realize a full recovery on its investment regardless of the occurrence of one of the foregoing events.

     The determination that a security has incurred an other-than-temporary decline in value requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline, such as that experienced in current credit markets, in which the Company could not reasonably assert that the impairment period would be temporary ("severity losses").

     Once a security has been identified as other-than-temporarily impaired, the amount of such impairment is determined by reference to that security's contemporaneous fair value and recorded as a charge to earnings. If a loss is recognized from a sale subsequent to a balance sheet date pursuant to changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed.

     In periods subsequent to the recognition of an other-than-temporary impairment charge for fixed maturity securities, which is not intent, credit or foreign exchange related, the Company generally accretes into income the discount or amortizes the reduced premium resulting from the reduction in cost basis over the remaining life of the security.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     Certain investments in beneficial interests in securitized financial assets of less than high quality with contractual cash flows, including asset-backed securities, are subject to the impairment and income recognition guidance of Emerging Issues Task Force ("EITF") 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests that Continued to Be Held by a Transferor in Securitized Financial Assets" ("EITF 99-20") as amended by FASB Staff Position No. ("FSP") EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20," which became effective prospectively in the fourth quarter of 2008. EITF 99-20 requires periodic updates of the Company's' best estimate of cash flows over the life of the security. If the fair value of such security is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both their timing and amount, an other-than-temporary impairment charge is recognized. Interest income is recognized based on changes in the timing and the amount of expected principal and interest cash flows reflected in the yield.

     The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources and, in the case of certain structured securities, with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

     The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources and, in the case of certain structured securities, with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

     MORTGAGE AND OTHER LOANS: Mortgage and other loans include mortgage loans on real estate and collateral and commercial loans. All such loans are carried at unpaid principal balances less credit allowances and plus or minus adjustments for the accretion or amortization of discount and premium. Interest income on such loans is accrued as earned. Impairment of mortgage loans on real estate and collateral and commercial loans is based on certain risk factors and when collection of all amounts due under the contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received. The Company did not record a credit allowance for mortgage and other loans as of December 31, 2008 and 2007.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     POLICY LOANS: Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

     MUTUAL FUNDS: Mutual funds consist of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and are carried at market value.

     PARTNERSHIPS: Hedge funds and limited partnerships in which the Company holds in the aggregate less than a five percent interest are reported at fair value. The change in fair value is recognized as a component of accumulated other comprehensive income (loss).

     With respect to hedge funds and limited partnerships in which the Company holds in the aggregate a five percent or greater interest or less than a five percent interest but in which the Company has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value of the funds or the partnerships. The changes in such net asset values, accounted for under the equity method, are recorded in net investment income. In applying the equity method of accounting, the Company consistently uses financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited on an annual basis.

     SECURITIES LENDING INVESTED COLLATERAL AND SECURITIES LENDING PAYABLE: On December 12, 2008, the Company terminated its securities lending activities (see Note 3 for additional information).

     Securities lending collateral was invested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities were carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities, and were evaluated for other-than-temporary impairment by applying the same criteria used for other fixed maturity securities. The Company's allocated portion of income earned on the invested collateral, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, was recorded as investment income in the statement of income (loss). The Company's allocated portion of any realized investment losses on the invested collateral was recorded in the consolidated statement of income (loss). The Company generally obtained and maintained cash collateral from securities borrowers at current market levels for the securities lent. During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     As of December 31, 2007, securities subject to securities lending agreements had a fair value of $2,154,745,000, and were included in fixed maturity securities available for sale at that date.

     DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES: Derivative financial instruments primarily used by the Company include embedded derivatives relating to certain guarantees of annuity contract values, derivative financial instruments entered into to partially offset the risk of certain guarantees of annuity contract values and interest rate swap agreements. The Company is neither a dealer nor a trader in derivative financial instruments. The Company recognizes all derivatives in the consolidated balance sheet at fair value.

     The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments. At December 31, 2008, the Company had $89,247,000 of derivative financial instrument assets outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of S&P 500 option contracts and interest rate swap agreements is represented by the fair value of contracts with a positive fair value at the reporting date.

     The Company issues certain variable annuity products that offer optional guaranteed minimum account value ("GMAV") and guaranteed minimum withdrawal benefit ("GMWB") living benefits. Under FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", the GMAV and GMWB are considered embedded derivatives that are required to be bifurcated from the host contract and carried at fair value. The fair value of the GMAV and GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMAV and GMWB guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments. The Company also economically hedges these guarantees by utilizing both exchange traded and over-the-counter index options and exchange traded futures. Exchange traded index options and futures are marked to market using observable market quotes while over-the-counter index options are marked to market through matrix pricing that utilizes observable market inputs. The GMAV and GMWB embedded derivatives are included in policyholder account balances - annuities and the index options are reported in derivative assets or derivative liabilities in the consolidated balance sheet. The changes in fair value of the Company's derivative instruments are reported in net realized investment gain (loss) in the consolidated statement of operations and comprehensive income
     (loss).

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     GMAV is a feature offered on certain variable annuity products but will no longer be available after May 2009. If available and elected by the contract holder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company purchases options on the S&P 500 index and enters into S&P 500 and Treasury futures contracts on U.S. Treasury securities to partially offset this risk.

     GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base. The Company bears the risk that protracted under-performance of the financial markets could result in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company purchases options on the S&P 500 index and enters into interest rate swaps, as well as S&P 500 and Treasury/Eurodollar futures contracts to partially offset this risk.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES: The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as separate account assets with an equivalent summary total reported as separate account liabilities when the separate account qualifies for separate account treatment under American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Amounts assessed against the contract holders for mortality, administrative, and other services and features are included in variable annuity policy fees in the consolidated statement of operations and comprehensive income (loss).

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs represent those costs, including commissions and other underwriting expenses that vary with and are primarily related to the acquisition of new business. Policy acquisition costs related to universal life and investment-type products are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts in accordance with FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"). Estimated gross profits are composed of net interest income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality and morbidity gains and losses. If estimated gross profits change significantly, DAC is recalculated using the new assumptions (a DAC "unlocking"). Any resulting adjustment is included in income as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

     The DAC for investment-type products is also adjusted with respect to estimated gross profits as a result of changes in the net unrealized gains or losses on fixed maturity securities and equity securities available for sale. Because fixed maturity securities and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity securities and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income
     (loss).

     OTHER DEFERRED EXPENSES: The Company offers sales inducements, which include enhanced crediting rates or bonus payments to contract holders on certain annuity products. Sales inducements provided to the contract holder are primarily recognized as part of separate account liabilities in the consolidated balance sheet. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, these bonus payments must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without these bonus payments, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

     GOODWILL: Goodwill is the excess of the cost of an acquired business over the fair value of the identifiable net assets of the acquired business. Goodwill is tested for impairment annually, or more frequently if circumstances indicate an impairment may have occurred. During 2008, the Company performed a goodwill impairment test at December 31, 2008.

     The impairment assessment involves a two-step process in which an initial assessment for potential impairment is performed and, if potential impairment is present, the amount of impairment is measured and recorded. Impairment is tested at the reporting unit level or, when all reporting units that comprise an operating segment have similar economic characteristics, impairment is tested at the operating segment level.

     Management initially assesses the potential for impairment by estimating the fair value of each of the Company's reporting units or operating segments and comparing the estimated fair values with the carrying amounts of those reporting units, including allocated goodwill. The estimate of a reporting unit's fair value may be based on one or a combination of approaches including market-based earning multiples of the unit's peer companies, discounted expected future cash flows, external appraisals or, in the case of reporting units being considered for sale, third-party indications of fair value, if available. Management considers one or more of these estimates when determining the fair value of a reporting unit to be used in the impairment test.

     If the estimated fair value of a reporting unit exceeds its carrying value, goodwill is not impaired. If the carrying value of a reporting unit exceeds its estimated fair value, goodwill associated with that reporting unit potentially is impaired. The amount of impairment, if any, is measured as the excess of the carrying value of goodwill over the estimated fair value of the goodwill. The estimated fair value of the goodwill is measured as the excess of the fair value of the reporting unit over the amounts that would be assigned to the reporting unit's assets and liabilities in a hypothetical business combination. An impairment charge is recognized in income to the extent of the excess.

     Within the insurance operations, $4,603,000 of goodwill was impaired in the year ended December 31, 2008. With regard to asset management operations, the Company has concluded that no impairment loss related to goodwill was required for the year ended December 31, 2008.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     Goodwill is presented net of accumulated amortization of $10,974,000 and $18,838,000 at December 31, 2008 and 2007, respectively.

     POLICYHOLDER ACCOUNT BALANCES - ANNUITIES, UNIVERSAL LIFE INSURANCE CONTRACTS AND GUARANTEED INVESTMENT CONTRACTS: Policyholder account balances - annuities, universal life insurance and guaranteed investment contracts are accounted for in accordance with FAS 97 and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Deposits collected on these products are not reflected as revenues in the Company's consolidated statement of operations and comprehensive income (loss), as they are recorded directly to contract holder liabilities upon receipt. Also included are the reserves for GMAV and GMWB (see Derivative Assets and Derivative Liabilities Accounting Policy).

     RESERVES FOR GUARANTEED BENEFITS: The Company follows SOP 03-1, which requires recognition of a liability for guaranteed minimum death benefits and other living benefits related to variable annuity contracts as well as certain disclosures for these products.

     The Company reports variable annuity contracts through separate account liabilities, or general accounts when not qualified for separate account reporting, when the Company contractually guarantees to the contract holder ("variable contracts with guarantees") either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in minor instances, no minimum returns) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death or annuitization. Such benefits are referred to as guaranteed minimum death benefits ("GMDB"), earnings enhancement benefits ("EEB") and guaranteed minimum income benefits ("GMIB").

     The Company offers GMDB options that guarantee to contract holders, that upon death, the contract holder's beneficiary will receive the greater of
     (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product and election by contract owner. The Company bears the risk that death claims following a decline in the debt and equity markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     EEB is a feature the Company offers on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

     If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a seven, nine or ten-year waiting period. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated contract holder account balances to support GMIB benefits and that the fees collected under the contract and reinsurance recoveries are insufficient to cover the costs of the benefit to be provided. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

     NET INVESTMENT INCOME: Net investment income represents income primarily from the following sources in the Company's operations:

          - Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

          - Dividend income and distributions from common and preferred stock and other investments when receivable.

          - Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

          - Earnings from partnership investments accounted for under the equity method.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     NET REALIZED INVESTMENT GAINS AND LOSSES: Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

          - Sales of fixed maturity securities and equity securities (except trading securities accounted for at fair value), securities lending invested collateral, investments in limited partnerships and other types of investments.

          - Reductions to the cost basis of fixed maturity securities and equity securities (except trading securities accounted for at fair value), securities lending invested collateral and other types of investments for other-than-temporary impairments.

          -    Changes in fair value of derivative assets and liabilities.

          - Exchange gains and losses resulting from foreign exchange transactions.

     FEE INCOME: Fee income includes variable annuity policy fees, asset management fees, universal life insurance fees and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

     INCOME TAXES: The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. Deferred tax assets and liabilities are recorded for the effects of temporary differences between the tax basis of an asset or liability and its reported amount in the consolidated financial statements. The Company assesses its ability to realize deferred tax assets considering all available evidence, including the earnings history, the timing, character and amount of future earnings potential, the reversal of taxable temporary differences, and the tax planning strategies available to the legal entities when recognizing deferred tax assets in accordance with FAS No. 109, "Accounting for Income Taxes" ("FAS 109"). See Note 12 for a further discussion of income taxes.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     The Company applies the standards set forth in FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109," ("FIN 48") in determining the financial impact of income tax positions taken or expected to be taken in a tax return. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition of uncertain tax positions. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and additional disclosures. The Company's adoption of FIN 48 on January 1, 2007 did not have a material effect on the Company's financial condition or results of operations.

     The Company's determination of the realizability of its deferred tax assets requires estimates of future taxable income. Such estimates could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance. Such adjustment, either positive or negative, could be material to the Company's financial condition or its results of operations. See Note 12 for a further discussion of income taxes.

     RECENT ACCOUNTING STANDARDS:

     ACCOUNTING CHANGES

     In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but does not change existing guidance about whether an asset or liability is carried at fair value. FAS 157 also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Company adopted FAS 157 on January 1, 2008, its required effective date. The cumulative effect, net of taxes, of adopting FAS 157 was a decrease in net income of $56.0 million, primarily due to the inclusion of explicit risk margins, where appropriate. See Note 5 for additional FAS 157 disclosures.

     In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in income. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 permits the fair value option election on an instrument-by-instrument basis for eligible items existing at the adoption date and at initial recognition of an asset or liability, or upon most events that gives rise to a new basis of accounting for that instrument. As of January 1, 2008, the adoption date, the Company did not choose to elect the fair value option for any of its financial assets or liabilities.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     In October 2008, the FASB issued FSP FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"). FSP FAS 157-3 provides guidance clarifying certain aspects of FAS 157 with respect to the fair value measurements of a security when the market for that security is inactive. The Company adopted this guidance in the third quarter of 2008. The effects of adopting FSP FAS 157-3 on the Company's consolidated financial condition and results of operations were not material.

     In January 2009, the FASB issued FSP EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20" ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets," to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The FSP also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements in FASB Statement No. 115, "Accounting for Certain Investments in Debt and Equity Securities" and other related guidance. The Company adopted this guidance in the fourth quarter of 2008. The effects of adopting FSP EITF 99-20-1 on the Company's consolidated financial condition and results of operations were not material.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS:

     In March 2008, the FASB issued FAS 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why the Company uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under FAS No. 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect the Company's consolidated financial condition, results of operations, and cash flows. FAS 161 is effective for the Company beginning with financial statements issued in the first quarter of 2009. Because FAS 161 only requires additional disclosures about derivatives, it will have no effect on the Company's consolidated financial condition, results of operations or cash flows.

     In May 2008, the FASB issued FAS 162, "The Hierarchy of Generally Accepted Accounting Principles" ("FAS 162"). FAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements presented in conformity with GAAP but does not change current practices. FAS 162 will become effective on the 60th day following Securities and Exchange Commission ("SEC") approval of the Public Company Accounting Oversight Board amendments to remove GAAP hierarchy from the auditing standards. FAS 162 will have no effect on the Company's consolidated financial condition, results of operations or cash flows.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     In April 2009, the FASB issued FSP FAS 115-2 and FAS 124-2, "Recognition and Presentation of Other-Than-Temporary" ("FSP FAS 115-2 and FAS 124-2"). FSP FAS 115-2 and FAS 124-2 amends the other-than-temporary impairment guidance in U.S. GAAP for debt securities to make the guidance more operational and to improve the presentation and disclosure of other-than-temporary impairments on debt and equity securities in the financial statements. This FSP does not amend existing recognition and measurement guidance related to other-than-temporary impairments of equity securities. Management is assessing the affect that adopting FSP FAS 115-2 and FAS 124-2 will have on its consolidated financial statements.

     In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP FAS 157-4"). FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. This FSP also includes guidance on identifying circumstances that indicate a transaction is not orderly. Management is assessing the affect that adopting FSP FAS 157-4 will have on its consolidated financial statements.

3.   SECURITIES LENDING

     The Company and certain other domestic insurance subsidiaries of AIG historically participated in AIG's U.S. securities lending program (the "Securities Lending Program"), which was managed by an affiliated agent, AIG Securities Lending Corp. (the "Agent") and an affiliated investment advisor for the benefit of the domestic insurance company participants (collectively, "the Participants").

     On December 12, 2008, the Securities Lending Program was terminated following the sale of long-term investments held by the Agent in the Securities Lending Program's collateral account and the settlement of all outstanding securities lending transactions.

     Under the Securities Lending Program, securities were loaned to various financial institutions, primarily major banks and brokerage firms. Historically, the Agent had received cash collateral from borrowers at current market levels, which were generally equal to 100 to 102 percent of the value of the loaned securities. The amount of cash advanced by borrowers declined during 2008, in light of the availability of alternative transactions requiring less collateral. During the fourth quarter of 2008, certain securities lending transactions met the requirements for sale accounting because the collateral obtained from the counterparties was not sufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Participants recognized net realized capital losses on deemed sales of lent securities and forward purchase commitments related to such transactions. For loans collateralized at less than 102 percent, the Company obtained a security interest in assets pledged by AIG, primarily high grade bonds, the fair value of which, together with the fair value of all collateral obtained by the Agent from counterparties in connection with the loans, equaled at least 102 percent of the fair value of the loaned securities at the inception of the loans.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.   SECURITIES LENDING (Continued)

     Cash collateral received by the Agent was invested primarily in fixed maturity securities to earn a net spread. A significant portion of the collateral received was invested in residential mortgage-backed securities with expected maturities that were longer than the liabilities to the securities lending counterparties. The value of those collateral securities declined during the latter part of 2007 and throughout 2008 and trading in such securities was extremely limited. As a result, the Participants recognized other-than-temporary impairment charges totaling $17.21 billion in 2008 related to investments in the collateral account.

     Effective June 17, 2008, the Company benefited from an agreement between AIG and the Agent's parent ("the Make-whole Agreement"), pursuant to which AIG agreed to make additional contributions to the Securities Lending Program's collateral account, up to an aggregate limit of $5 billion, to offset the obligations of the Participants to contribute to the Securities Lending Program's collateral account their pro rata share of any investment losses incurred from the sale of investments made with the Securities Lending Program's collateral on and after January 1, 2008. Any such contributions by AIG to the Securities Lending Program's collateral account were recorded by the Participants as capital contributions. This agreement, which superseded prior, substantially identical agreements that limited AIG's contributions to lower amounts, terminated on December 31, 2008.

     In the third quarter of 2008, counterparties began curtailing their participation in the Securities Lending Program by returning lent securities and requiring the return of cash collateral. In September 2008, the Participants, including the Company, funded cash to the Securities Lending Program's collateral account to provide additional liquidity. On September 22, 2008, AIG entered into an $85 billion revolving credit facility (the "Fed Facility") and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("New York Fed"). During September 2008, AIG's borrowings under the Fed Facility included $11.35 billion that was advanced to the Securities Lending Program to provide liquidity for the return of collateral to counterparties. At September 30, 2008, AIG deemed the $11.35 billion it had borrowed under the Fed Facility to provide liquidity to the collateral account to be capital contributions to the Participants, largely offsetting $10.71 billion of third quarter 2008 other-than-temporary impairment charges recorded by the Participants. The Participants recorded interest expense for the period of time the advances were deemed outstanding borrowings, at a rate per annum equal to 3.6175%, which approximated the commercial paper borrowing rate then in effect.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.   SECURITIES LENDING (Continued)

     On October 8, 2008, certain of the Participants, including the Company, entered into a securities lending agreement with the New York Fed (the "Fed Securities Lending Agreement") pursuant to which the New York Fed agreed to borrow, on an overnight basis, up to $37.8 billion in investment grade fixed income securities from these participants in return for cash collateral. The Fed Securities Lending Agreement assisted the Participants in meeting their obligations to borrowers that were requesting the return of their cash collateral. Prior to this arrangement, $6.99 billion was borrowed by AIG under the Fed Facility between October 1, 2008 and October 8, 2008 and advanced to the Securities Lending Program collateral account to provide liquidity. These amounts were repaid to AIG in October 2008 using liquidity provided by transactions under the Fed Securities Lending Agreement, and the Participants recorded interest expense for these advances at a rate per annum equal to 2.8216%, which approximated the commercial paper borrowing rate then in effect. Each Participant's share of the total interest expense on the September and October 2008 advances from AIG was based on participation rates as of September 30, 2008.

     On December 8, 2008, in conjunction with the termination of the Securities Lending Program, certain of the Participants purchased corporate credit and other asset-backed securities at fair values totaling $3.09 billion from the Securities Lending Program's collateral account, which used the proceeds to settle a portion of the outstanding securities lending transactions. These transactions were recorded as purchases of fixed maturity securities by each of the respective purchasing entities.

     On December 12, 2008, AIG, the Participants and the Agent entered into an Asset Purchase Agreement (the "Asset Purchase Agreement") with ML II, a Delaware limited liability company whose sole member is the New York Fed.

     Pursuant to the Asset Purchase Agreement, the Participants sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities (the "RMBS") held by the Agent in connection with the Securities Lending Program. In exchange for the RMBS, the Participants received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1 billion plus a participation in the residual, each of which is subordinate to the repayment of the NY Fed loan to ML II. The amount of the initial payment and the deferred contingent portions of the total purchase price, if any are realized, will be allocated among the Participants based on their respective ownership interests in the pool of RMBS as of September 30, 2008. The total purchase price was based on the fair value of the RMBS as of October 31, 2008. The Participants recognized realized capital losses of $2.2 billion related to declines in the fair value of the RMBS for the month of October 2008 prior to the sale of the RMBS to ML II.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.   SECURITIES LENDING (Continued)

     Pursuant to a credit agreement, the NY Fed, as senior lender, made a loan to ML II (the "ML II Senior Loan") in the aggregate amount of $19.5 billion (such amount being the cash purchase price of the RMBS payable by ML II on the closing date after certain adjustments, including payments on RMBS for the period between the transaction settlement date of October 31, 2008 and the closing date of December 12, 2008). The ML II Senior Loan is secured by a first priority security interest in the RMBS and all property of ML II, bears interest at a rate per annum equal to one-month LIBOR plus 1.0 percent and has a stated six-year term, subject to extension by the NY Fed at its sole discretion. After the ML II Senior Loan has been repaid in full, to the extent there are sufficient net cash proceeds from the RMBS, the Participants will be entitled to receive from ML II a portion of the deferred contingent purchase price in the amount of up to $1.0 billion plus interest that accrues from the closing date and is capitalized monthly at the rate of one-month LIBOR plus 3.0 percent. In addition, after ML II has paid this fixed portion of the deferred contingent purchase price plus interest, the Participants will be entitled to receive one-sixth of any net proceeds received by ML II in respect of the RMBS as the remaining deferred contingent purchase price for the RMBS, and the NY Fed will receive five-sixths of any net proceeds received by ML II in respect of the RMBS as contingent interest on the ML II Senior Loan. The NY Fed will have sole control over ML II and the sales of the RMBS by ML II so long as the NY Fed has any interest in the ML II Senior Loan.

     Neither AIG nor the Participants have any control rights over ML II. The Company has determined that ML II is a variable interest entity (VIE) and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale, in accordance with Statement of Financial Accounting Standards 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value under FAS 159. This interest is reported on the balance sheet in fixed maturity securities, trading.

     The Participants applied the initial consideration from the sales of the RMBS and other collateral assets, along with available cash and $5.1 billion provided by AIG in the form of capital contributions, to settle outstanding securities lending transactions (including those under the Fed Securities Lending Agreement, which totaled approximately $20.5 billion as of December 12, 2008). As a result, the Securities Lending Program and the Fed Securities Lending Agreement have been terminated.

     At December 31, 2008, the Company recorded a receivable from affiliate for amounts which are due the Company from the Agent, and a short-term invested asset representing undistributed funds held in the Securities Lending Program collateral account.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.   SECURITIES LENDING (Continued)

     As a result of the events and transactions described above, the Company recorded the following amounts in 2008:

($ in thousands)
----------------
For the year ended December 31, 2008:
Realized gains (losses) on securities lending invested
   collateral:
   Net realized gains (losses) on RMBS sold to ML II                  $ (32,528)
   Net realized gains (losses) on all other asset sales                 (42,096)
   Realized losses due to other-than-temporary declines in value       (349,777)
                                                                      ---------
      Total                                                           $(424,401)
                                                                      =========
Net realized gains (losses) related to lent securities with
   insufficient collateral:
   Deemed sales of lent securities                                    $ (29,881)
                                                                      ---------
   Forward purchase commitments                                         (17,793)
                                                                      ---------
      Total                                                           $ (47,674)
                                                                      =========
Capital contributions funded to the collateral account by AIG:
   Pursuant to the Make-whole Agreement                               $ 100,418
   AIG advances from the Fed Facility                                   169,116
   Additional contribution                                               14,900
                                                                      ---------
      Total                                                           $ 284,434
                                                                      =========
Cash funded to the collateral account by the Company                  $ 185,268
                                                                      =========
At December 31, 2008:
   Interest in ML II reported in fixed maturity securities,
      trading                                                         $  11,685
                                                                      =========
   Undistributed Securities Lending Program assets, in short term
      invested assets                                                 $   3,260
                                                                      =========
   Receivable from affiliated Agent, in due to affiliates             $   2,850
                                                                      =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



4.   INVESTMENTS

     The cost or amortized cost and estimated fair value of fixed maturity securities, equity securities and securities lending invested collateral by major category are as follows:

                                                                   Amortized       Gross       Gross
                                                                     Cost or    Unrealized   Unrealized
                                                                      Cost         Gains       Losses     Fair Value
                                                                   ----------   ----------   ----------   ----------
                                                                                     (in thousands)
AT DECEMBER 31, 2008:
U.S. government securities and government sponsored entities       $   13,549     $ 2,531     $    (137)  $   15,943
Obligations of states, municipalities and political subdivisions       47,980          97            --       48,077
Corporate debt                                                      1,518,014      12,597      (117,735)   1,412,876
Mortgage-backed, asset-backed and collateralized securities           561,402       3,990       (92,389)     473,003
Other debt securities                                                  19,060          --        (8,655)      10,405
                                                                   ----------     -------     ---------   ----------
   Total fixed maturity securities                                  2,160,005      19,215      (218,916)   1,960,304
Equity securities                                                          --          24            --           24
                                                                   ----------     -------     ---------   ----------
   Total                                                           $2,160,005     $19,239     $(218,916)  $1,960,328
                                                                   ==========     =======     =========   ==========


                                                                    Amortized      Gross         Gross
                                                                     Cost or     Unrealized   Unrealized
                                                                       Cost         Gains       Losses      Fair Value
                                                                   -----------   ----------   ----------   -----------
                                                                                     (in thousands)
AT DECEMBER 31, 2007:
U.S. government securities and government sponsored entities        $   18,718     $ 1,536     $      --    $   20,254
Non-U.S. governments                                                    11,521          71            --        11,592
Obligations of states, municipalities and political subdivisions         9,075          --           (38)        9,037
Corporate debt                                                       2,330,347      34,105       (32,775)    2,331,677
Mortgage-backed, asset-backed and collateralized securities          1,229,076      15,025       (29,202)    1,214,899
Other debt securities                                                   22,012          --          (761)       21,251
                                                                    ----------     -------     ---------    ----------
   Total fixed maturity securities                                   3,620,749      50,737       (62,776)    3,608,710
Equity securities                                                       20,140          30          (740)       19,430
Securities lending invested collateral                               2,168,979          --      (149,890)    2,019,089
                                                                    ----------     -------     ---------    ----------
   Total                                                            $5,809,868     $50,767     $(213,406)   $5,647,229
                                                                    ==========     =======     =========    ==========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

     At December 31, 2008, fixed maturity securities included $78,089,000 of securities not rated investment grade.

     At December 31, 2008, mortgage loans were collateralized by properties located in 20 states, with loans totaling approximately 35% and 10% of the aggregate carrying value of the portfolio secured by properties located in California and Hawaii, respectively. No more than 10% of the portfolio was secured by properties in any other single state.

     At December 31, 2008, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $19,770,000.

     As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements to match assets more closely to liabilities. Interest rate swap agreements exchange interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) with a counterparty, based on an underlying principal balance (notional principal) to hedge against interest rate changes.

     The Company typically utilizes swap agreements to economically hedge risk associated with interest rates, guaranteed benefits, and foreign currencies.

     At December 31, 2008, $9,499,000 of fixed maturity securities, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

     Included in the fixed maturity securities available for sale at December 31, 2008 is a bond carried at fair value of $10,405,000 that was issued by an affiliate.

     The following table presents cost or amortized cost and estimated fair values of the Company's available for sale fixed maturity securities at December 31, 2008, by contractual maturity. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                               Amortized
                                                                 Cost      Fair Value
                                                              ----------   ----------
                                                                  (in thousands)
AT DECEMBER 31, 2008:
Due in one year or less                                       $  261,508   $  258,974
Due after one year through five years                            670,403      635,218
Due after five years through ten years                           487,062      427,017
Due after ten years                                              228,919      207,493
Mortgage-backed, asset-backed and collateralized securities      512,113      431,602
                                                              ----------   ----------
   Total fixed maturity securities available for sale         $2,160,005   $1,960,304
                                                              ==========   ==========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

     The following tables summarize the Company's fair value and gross unrealized losses on the Company's available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2008 and 2007 (dollars in thousands):

                                         Less than 12 Months              12 Months or More                      Total
                                    -----------------------------   -----------------------------   -------------------------------
                                      Fair     Unrealized             Fair     Unrealized              Fair      Unrealized
                                      Value       Loss      Items     Value       Loss      Items      Value        Loss      Items
                                    --------   ----------   -----   --------   ----------   -----   ----------   ----------   -----
December 31, 2008
U.S. government and government
   sponsored entities               $  6,106    $    137       1    $     --     $    --      --    $    6,106    $    137       1
   Corporate debt                    738,407      73,947     166     311,734      43,788      57     1,050,141     117,735     223
Mortgage-backed, asset-backed and
   collateralized securities         200,965      79,978      55      40,794      12,411      25       241,759      92,389      80
Other debt securities                 10,405       8,655       2          --          --      --        10,405       8,655       2
                                    --------    --------     ---    --------     -------     ---    ----------    --------     ---
   Total                            $955,883    $162,717     224    $352,528     $56,199      82    $1,308,411    $218,916     306
                                    ========    ========     ===    ========     =======     ===    ==========    ========     ===

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

                                       Less than 12 Months                12 Months or More                       Total
                                 -------------------------------   -------------------------------   -------------------------------
                                    Fair      Unrealized               Fair     Unrealized              Fair      Unrealized
                                    Value        Loss      Items       Value       Loss      Items      Value        Loss      Items
                                 ----------   ----------   -----   ----------   ----------   -----   ----------   ----------   -----
December 31, 2007
Obligations of states,
   municipalities and
   political subdivisions        $       --    $     --      --    $    9,037     $    38       3    $    9,037    $     38       3
Corporate debt                      502,968      16,371      64       746,222      16,404     133     1,249,190      32,775     197
Mortgage-backed, asset-backed
   and collateralized
   securities                       250,207      15,461      50       242,391      13,741      75       492,598      29,202     125
Other debt securities                 1,568          60       1        19,683         701       1        21,251         761       2
Equity securities                    19,400         740       1            --          --      --        19,400         740       1
Securities lending invested
   collateral (a)                 2,019,089     149,890      --            --          --      --     2,019,089     149,890      --
                                 ----------    --------     ---    ----------     -------     ---    ----------    --------     ---
   Total                         $2,793,232    $182,522     116    $1,017,333     $30,884     212    $3,810,565    $213,406     328
                                 ==========    ========     ===    ==========     =======     ===    ==========    ========     ===


(a)  Represents the Company's allocated portion of AIG's securities lending pool.


     Investments in partnerships totaled $138,845,000 and $239,271,000 at December 31, 2008 and 2007, respectively, and were comprised of seven partnerships and four partnerships, respectively. These partnerships consist primarily of hedge funds and are managed by independent money managers who invest in equity securities, fixed maturity securities and real estate. The risks generally associated with these partnerships include those related to their underlying investments (i.e. equity securities, debt securities and real estate), plus a level of illiquidity, which is mitigated, to some extent, by the existence of contractual termination /withdrawal provisions.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

     As a result of the Company's periodic evaluation of its securities for other-than-temporary impairments in value, the Company recorded other-than-temporary impairment charges of $642,402,000, $51,018,000 and $12,205,000 in 2008, 2007 and 2006, respectively.

     In light of the recent significant disruption in the U.S. residential mortgage and credit markets, the Company has recognized an other-than-temporary impairment charge (severity loss) of $446,877,000 in 2008, primarily related to mortgage-backed, asset-backed and collateralized securities, and securities of financial institutions. Notwithstanding the Company's intent and ability to hold such securities until they have recovered their cost basis (except for securities lending invested collateral comprising $218,517,000 of the severity loss for 2008), and despite structures that indicate that a substantial amount of the securities should continue to perform in accordance with original terms, the Company concluded that it could not reasonably assert that the impairment period would be temporary.

     In addition to the above severity losses, the Company recorded other-than-temporary impairment charges in 2008, 2007 and 2006 related to:

          - securities that the Company does not intend to hold until recovery;

          -    declines due to foreign exchange rates;

          -    issuer-specific credit events;

          - certain structured securities impaired under EITF 99-20 and related interpretive guidance; and

          - other impairments, including equity securities and partnership investments.

     The net realized investment gain (loss) includes the following:

                                                     Years ended December 31,
                                                ---------------------------------
                                                    2008        2007       2006
                                                -----------   --------   --------
                                                          (in thousands)

Fixed maturity securities                       $   (49,556)  $ (1,836)  $ 10,390
Equity securities                                       149        276      2,376
Securities lending invested collateral              (74,624)    (4,276)        --
Other-than-temporary impairments                   (642,402)   (51,018)   (12,205)
Embedded derivatives, net of hedge securities      (804,233)    (5,518)   (13,155)
Other investments                                     8,310     (1,964)    16,522
                                                -----------   --------   --------
Net realized investment gain (loss)             $(1,562,356)  $(64,336)  $  3,928
                                                ===========   ========   ========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)


     Realized investment gains and losses on sales of fixed maturity securities and equity securities are as follows:

                                                     Years ended December 31,
                                                ---------------------------------
                                                    2008        2007       2006
                                                -----------   --------   --------
                                                          (in thousands)
FIXED MATURITY SECURITIES:
   Realized gains                                $ 205,224    $ 5,238    $ 17,049
   Realized losses                                (261,311)    (7,768)     (6,659)
EQUITY SECURITIES:
   Realized gains                                $     289    $   276    $  2,376
   Realized losses                                    (140)        --          --

     The sources and related amounts of net investment income are as follows:

                                                     Years ended December 31,
                                                ---------------------------------
                                                    2008        2007       2006
                                                -----------   --------   --------
                                                          (in thousands)

Short-term investments                            $ 20,209    $ 13,196   $ 11,334
Fixed maturity securities                          181,877     215,229    257,509
Mortgage loans                                      28,924      34,625     41,915
Policy loans                                        11,582      12,181     13,288
Equity securities                                      938       1,293         --
Partnerships                                       (55,683)      7,118      1,155
Securities lending invested collateral                 270       2,119      2,592
Other investment income                             (3,411)      1,557      1,062
                                                  --------    --------   --------
Total investment income                            184,706     287,318    328,855
Less: investment expenses                           (2,439)     (2,223)    (2,184)
                                                  --------    --------   --------
    Net investment income                         $182,267    $285,095   $326,671
                                                  ========    ========   ========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

     On December 12, 2008, the Company and certain other domestic insurance subsidiaries sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities (the "RMBS") which were held as securities lending invested collateral. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1 billion plus a participation in the residual, each of which is subordinated to the repayment of a loan from the NY Fed to ML II.

     Neither AIG nor the Company have any control rights over ML II. The Company has determined that ML II is a variable interest entity ("VIE") and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale, in accordance with FAS 140. The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value under FAS 159, because this interest would otherwise meet the criteria of a hybrid instrument and require bifurcation of an embedded derivative. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 5 for further discussion of the Company's fair value methodology and the valuation of ML II.

     See Note 3 for additional information regarding the Securities Lending Program and the sale of the RMBS to ML II.

5.   FAIR VALUE MEASUREMENTS

     Effective January 1, 2008, the Company adopted FAS 157 and FAS 159, which specify measurement and disclosure standards related to assets and liabilities measured at fair value. See Note 2 for additional information.

     The most significant effect of adopting FAS 157 on the Company's results of operations for the year ended December 31, 2008 related to changes in fair value methodologies with respect to liabilities already carried at fair value. Specifically, the incorporation of explicit risk margins resulted in a decrease of $527.8 million to pre-tax income, $343.0 million after tax, for the year ended December 31, 2008.

     FAIR VALUE MEASUREMENTS ON A RECURRING BASIS:

     The Company measures fair value on a recurring basis financial instruments in its trading and available for sale securities portfolios, short-term investments, mutual funds, partnerships, securities lending invested collateral, derivative assets and liabilities, separate account assets and embedded derivatives contained in certain variable annuity contracts. The fair value of a financial instrument is the amount that would be received on sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing basis. An other-than-active market is one in which there are few transactions, the prices are not current, price quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

     FAIR VALUE HIERARCHY:

     Beginning January 1, 2008, assets and liabilities recorded at fair value in the consolidated balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below:

     Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

     Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, mutual fund, partnership investments in hedge funds and derivative contracts.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed maturity securities, partnership investments in leveraged buyouts, real estate/energy and other and embedded derivative contained in certain variable annuity contracts.

     In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability.

     The following is a description of the valuation methodologies used for instruments carried at fair value.

     INCORPORATION OF CREDIT RISK IN FAIR VALUE MEASUREMENTS:

     Fair value measurements for freestanding derivatives incorporate counterparty credit by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty credit default swap spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as cash collateral posted by the counterparty at the balance sheet date.

     Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

     FIXED MATURITY SECURITIES AVAILABLE FOR SALE (INCLUDING FIXED MATURITY SECURITIES WITHIN SECURITIES LENDING INVESTED COLLATERAL): The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value fixed maturity securities in its available for sale portfolios. Market price data generally is obtained from exchange or dealer markets.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     The Company estimates the fair value of fixed maturity securities not traded in active markets by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For fixed maturity securities that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

     FIXED MATURITY SECURITIES, TRADING: The fixed maturity securities, trading portfolio consists of an interest in ML II. At inception, the Company's economic interest in ML II was valued at the transaction prices of $14,900,000. Subsequently, the ML II interest is valued using a discounted cash flow methodology using the estimated future cash flows of the assets to which the ML II interest is entitled and the discount rates applicable to such interest as derived from the fair value of the entire asset pool. The implicit discount rates are calibrated to the changes in the estimated asset values for the underlying assets commensurate with the Company's interest in the capital structure of the entity. Estimated cash flows and discount rates used in the valuations are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

     Valuation Sensitivity - The fair value of the ML II interest is most affected by changes in the discount rates and changes in the underlying estimated future collateral cash flow assumptions used in the valuation model.

     The benchmark London Interbank Offered Rate ("LIBOR") interest rate curve changes are determined by macroeconomic considerations and financial sector credit spreads. The spreads over the LIBOR for the ML II interest (including collateral-specific credit and liquidity spreads) can change as a result of changes in market expectations about the future performance of this investment as well as changes in the risk premium that market participants would demand at the time of the transactions.

     Changes in estimated future cash flows would primarily be the result of changes in expectations for collateral defaults, recoveries, and underlying loan prepayments.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     Increases in the discount rate or decreases in estimated future cash flows used in the valuation would decrease the Company's estimate of the fair value of ML II as shown in the table below.

                              Fair Value
                                Change
                              ----------
Discount Rates
200 basis points               $(1,301)
400 basis point                 (2,444)

Estimated Future Cash Flows
10% decrease                    (4,706)
20% decrease                    (8,870)

     The Company believes that the ranges of discount rates used in this analysis are reasonable based on implied spread volatilities of similar collateral securities and implied volatilities of LIBOR interest rates. The ranges of estimated future cash flows were determined based on variability in estimated future cash flows implied by cumulative loss estimates for similar instruments. The fair value of the ML II interest is likely to vary, perhaps materially, from the amount estimated.

     MUTUAL FUNDS: Mutual funds consist of interests in registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

     EQUITY SECURITIES AVAILABLE FOR SALE: The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value marketable equity securities in its available for sale portfolio. Market price data generally is obtained from exchange or dealer markets.

     PARTNERSHIPS: The Company initially estimates the fair value of investments in certain private limited partnerships and certain hedge funds by reference to the transaction price. Subsequently, the Company obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which generally are audited annually The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value in a fair value measurement.

     DERIVATIVE ASSETS AND LIABILITIES: Derivative assets and liabilities can be exchange-traded or traded over the counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC, derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

     Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

     EMBEDDED DERIVATIVES (included in policyholder account balances - annuities): The fair value of embedded policy derivatives contained in certain variable annuity contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience. Because of the dynamic and complex nature of the expected cash flows, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior. With the adoption of FAS 157, this methodology was not changed, with the exception of incorporating an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     SEPARATE ACCOUNT ASSETS: Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

     ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS:

     The following table presents information about assets and liabilities measured at fair value on a recurring basis at December 31, 2008, and indicates the level of the fair value measurement based on the levels of the inputs used:

                                                    Level 1       Level 2      Level 3       Total
                                                  -----------   ----------   ----------   -----------
                                                                     (in thousands)
Assets:
   Fixed maturity securities available for sale   $        --   $1,799,016   $  161,288   $ 1,960,304
   Fixed maturity securities, trading                      --           --       11,685        11,685
   Equity securities available for sale                    24           --           --            24
   Mutual funds                                        16,117           --           --        16,117
   Partnerships                                            --      136,478        2,367       138,845
   Derivative assets                                  156,020      453,384           --       609,404
   Separate account assets                         19,074,317           --           --    19,074,317
                                                  -----------   ----------   ----------   -----------
      Total                                       $19,246,478   $2,388,878   $  175,340   $21,810,696
                                                  ===========   ==========   ==========   ===========
Liabilities:
   Policyholder account balances - annuities      $        --   $       --   $1,907,180   $ 1,907,180
                                                  ===========   ==========   ==========   ===========

     At December 31, 2008, Level 3 assets were 0.7 percent of total assets and Level 3 liabilities were 7.6 percent of total liabilities.

     The following table present the changes during the year ended December 31, 2008 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gain (losses) recorded in income during the year ended December 31, 2008 related to the Level 3 assets and liabilities that remained in the consolidated balance sheet at December 31, 2008:

                                                                       Fixed                                Policyholder
                                                        Fixed         maturity                                 account
                                                       Maturity     securities,                    Total     balances -
                                                      Securities      trading     Partnerships    Assets      annuities
                                                      ----------    -----------   ------------   --------   ------------

                                                                                 (in thousands)

Balance, January 1, 2008                               $215,848       $    --        $  411      $216,259   $   (52,811)
Net realized/unrealized gains (losses) included in:
   Net investment income                                  3,119        (3,215)          (59)         (155)           --
   Net realized investment loss                         (43,248)           --            --       (43,248)   (1,854,369)
   Accumulated other comprehensive loss                 (22,182)           --            --       (22,182)           --
Purchases, sales, issuances and settlements, net        (55,912)       14,900         2,015       (38,997)           --
Net transfers in                                         63,663            --            --        63,663            --
                                                       --------       -------        ------      --------   -----------
Balance, December 31, 2008                             $161,288       $11,685        $2,367      $175,340   $(1,907,180)
                                                       ========       =======        ======      ========   ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     Both observable and unobservable inputs may be used to determine the fair values of positions classified in level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2008 may include changes in fair value that were attributable to both observable and unobservable inputs.

     Changes in the fair value of separate account assets are completely offset in the consolidated statement of operations and comprehensive income (loss) by changes in separate account liabilities, which are not carried at fair value and therefore not included in the tables above.

     FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS:

     The Company also measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include goodwill.

     GOODWILL: The Company tests goodwill for impairment whenever events or changes in circumstances indicate the carrying amount of goodwill may not be recoverable, but at least annually. When the Company determines goodwill may be impaired, the Company uses techniques that consider market-based earnings multiples of the unit's peer companies or discounted cash flow techniques based on the price that could be received in a current transaction to sell the asset assuming the asset would be used with other assets as a group (in-use premises).

     FAIR VALUE OPTION:

     FAS 159 permits a company to choose to measure at fair value many financial instruments and certain other assets and liabilities that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in income. The Company did not make any fair value measurement elections upon initial adoption of FAS 159. The Company has elected to account for its economic interest in ML II at fair value under FAS 159. The Company recorded a loss of $3,215,000 in the year ended December 31, 2008 to reflect the change in the fair value of ML II, which was reported as a component of net investment income in the consolidated statement of operations and comprehensive income (loss).

     FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR
     VALUE:

     FAS No. 107, "Disclosures about Fair Value of Financial Instruments" ("FAS 107"), requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. FAS 107 excludes certain financial instruments, including those related to insurance contracts. Information regarding the estimation of fair value for financial instruments not carried at fair value is discussed below.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     CASH AND SHORT-TERM INVESTMENTS: The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

     MORTGAGE AND OTHER LOANS: Fair value for mortgage loans is primarily determined by using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. Fair value for collateral, commercial and guaranteed loans is based principally on independent pricing services, broker quotes and other independent information.

     POLICY LOANS: The fair values of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived.

     SECURITIES LENDING PAYABLE: The contract values of securities lending payable approximate fair value as these obligations are short-term in nature.

     POLICYHOLDER ACCOUNT BALANCES - ANNUITIES: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

     POLICYHOLDER ACCOUNT BALANCES - GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

     The estimated fair values of the Company's financial instruments compared with their respective carrying values are as follows at December 31:

                                                  2008                      2007
                                        -----------------------   -----------------------
                                         Carrying       Fair       Carrying       Fair
                                           Value        Value        Value        Value
                                        ----------   ----------   ---------    ----------
                                                          (in thousands)
ASSETS:
   Cash and short-term investments      $1,572,328   $1,572,328   $  363,912   $  363,912
   Fixed maturity securities
      available for sale                 1,960,304    1,960,304    3,608,710    3,608,710
   Fixed maturity securities, trading       11,685       11,685           --           --
   Mortgage and other loans                429,272      443,566      451,603      461,969
   Policy loans                            151,087      151,087      151,592      151,592
   Mutual funds                             16,117       16,117       19,797       19,797
   Equity securities available
      for sale                                  24           24       19,430       19,430
   Partnerships                            138,845      138,845      239,271      239,271
   Securities lending invested
      collateral                                --           --    2,019,089    2,019,089
   Derivative assets                       609,404      609,904      150,941      150,941
LIABILITIES:
   Policyholder account balances -
      annuities                         $4,178,609   $4,253,412   $2,676,116   $2,631,813
   Policyholder account balances -
      guaranteed investment
      contracts                             30,768       30,768       41,044       41,126
   Securities lending payable                   --           --    2,196,793    2,196,793
   Derivative liabilities                       --           --        2,044        2,044

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


6.   DEFERRED ACQUISITION COSTS

     The following table summarizes the activity in deferred acquisition costs:

                                               Years Ended December 31,
                                              -------------------------
                                                  2008          2007
                                              -----------   -----------
                                                    (in thousands)

Balance at beginning of year                  $ 1,430,526   $ 1,456,680
Acquisition costs deferred                        211,777       247,797
Effect of net unrealized loss on securities        (2,579)        3,533
Amortization charged to income                   (505,521)     (277,484)
                                              -----------   -----------
Balance at end of year                        $ 1,134,203   $ 1,430,526
                                              ===========   ===========

     The Company adjusts amortization when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. In 2008, the Company recorded approximately $678,200,000 of additional amortization of deferred acquisition costs resulting from difficult market conditions and adverse policyholder behavior. In 2007, the Company recorded approximately $67,000,000 of additional amortization of deferred acquisition costs. Approximately $55,600,000 related to changes in actuarial estimates from the conversion to a new system and $11,400,000 related to unlocking future assumptions and experience updates. Further deterioration in equity market conditions or other factors could result in future negative unlocking adjustments.

7.   OTHER DEFERRED EXPENSES

     The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                                 Bonus      Distribution
                                                Payments       Costs         Total
                                              -----------   ------------   ---------
                                                          (in thousands)
AT DECEMBER 31, 2008:
Balance at beginning of year                   $ 219,620      $ 37,467     $ 257,087
Expenses deferred                                 44,663         8,999        53,662
Effect of net unrealized loss on securities         (318)           --          (318)
Amortization charged in income                   (84,557)      (18,917)     (103,474)
                                               ---------      --------     ---------
Balance at end of year                         $ 179,408      $ 27,549     $ 206,957
                                               =========      ========     =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   OTHER DEFERRED EXPENSES (Continued)

                                                 Bonus      Distribution
                                                Payments        Costs        Total
                                              -----------   ------------   --------
                                                          (in thousands)
AT DECEMBER 31, 2007:
Balance at beginning of year                   $ 216,397      $ 47,216     $263,613
Expenses deferred                                 38,530        14,410       52,940
Effect of net unrealized loss on securities          464            --          464
Amortization charged in income                   (35,771)      (24,159)     (59,930)
                                               ---------      --------     --------
Balance at end of year                         $ 219,620      $ 37,467     $257,087
                                               =========      ========     ========

     The Company adjusts amortization when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. In 2008, the Company recorded approximately $149,700,000 of additional amortization of sales inducements primarily resulting from difficult market conditions and adverse policyholder behavior. In 2007, the Company recorded approximately $7,000,000 of additional amortization of sales inducements. Approximately $5,400,000 related to changes in actuarial estimates from the conversion to a new system and $1,600,000 related to unlocking future assumptions and experience updates.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.   GUARANTEED BENEFITS

     Details concerning the Company's guaranteed benefit exposures are as follows:

                                                                                            Highest Specified
                                                                  Return of Net         Anniversary Account Value
                                                            Deposits Plus a Minimum       Minus Withdrawals Post
                                                                     Return                    Anniversary
                                                            ------------------------     ------------------------
                                                                             (dollars in millions)
AT DECEMBER 31, 2008:
In the event of death (GMDB and EEB):
   Net account value                                                    $7,202                    $9,370
   Net amount at risk (a)                                                2,606                     4,361
   Average attained age of contract holders                                 68                        66
   Range of guaranteed minimum return rates                               0%-5%                        0%
At annuitization (GMIB):
   Net account value                                                    $1,566
   Net amount at risk (b)                                                  123
   Weighted average period remaining until earliest annuitization          1.6 years
   Range of guaranteed minimum return rates                             0%-6.5%
Accumulation at specified date (GMAV):
   Account value                                                       $ 1,259
   Net amount at risk (c)                                                  176
   Weighted average period remaining until guaranteed payment              5.8 years
Annual withdrawals at specified date (GMWB):
   Account value                                                       $ 5,625
   Net amount at risk (d)                                                2,155
   Weighted average period remaining until guaranteed payment             14.9 years

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.   GUARANTEED BENEFITS (Continued)

                                                                                                  Highest Specified
                                                                         Return of Net        Anniversary Account Value
                                                                    Deposits Plus a Minimum     Minus Withdrawals Post
                                                                             Return                  Anniversary
                                                                    -----------------------   -------------------------
                                                                                   (dollars in millions)
AT DECEMBER 31, 2007:
In the event of death (GMDB and EEB):
   Net account value                                                      $10,982                      $13,428
   Net amount at risk (a)                                                     491                          495
   Average attained age of contract holders                                    68                           66
   Range of guaranteed minimum return rates                                  0%-5%                           0%
At annuitization (GMIB):
   Net account value                                                      $ 2,689
   Net amount at risk (b)                                                      15
   Weighted average period remaining until earliest annuitization             2.7 years
   Range of guaranteed minimum return rates                                0%-6.5%
Accumulation at specified date (GMAV):
   Account value                                                          $ 2,192
   Net amount at risk (c)                                                       1
   Weighted average period remaining until guaranteed payment                 6.7 years
Annual withdrawals at specified date (GMWB):
   Account value                                                          $ 6,029
   Net amount at risk (d)                                                      43
   Weighted average period remaining until guaranteed payment                19.7 years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

(b) Net amount at risk represents the present value of the projected guaranteed benefit exposure in excess of the projected account value, net of reinsurance, if all contract holders annuitized at their respective eligibility date.

(c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

(d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $155,820,000 and $54,495,000 as of December 31, 2008 and 2007, respectively and is payable no sooner than 10 years from the end of the waiting period.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.   GUARANTEED BENEFITS (Continued)

     The following summarizes the reserve for guaranteed benefits, net of reinsurance, on variable contracts reflected in the general account:

                                                               Years Ended
                                                               December 31,
                                                           -------------------
                                                             2008       2007
                                                           --------   --------
                                                             (in thousands)

Balance at the beginning of the year, before reinsurance   $115,038   $110,102
   Guaranteed benefits incurred                             388,170     27,822
   Guaranteed benefits paid                                 (74,504)   (22,886)
                                                           --------   --------
Balance at the end of the year, before reinsurance          428,704    115,038
Less reinsurance                                            (44,228)   (39,326)
                                                           --------   --------
Balance at the end of the year, net of reinsurance         $384,476   $ 75,712
                                                           ========   ========

     The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2008 and 2007:

          - Data used was 50 stochastically generated investment performance scenarios.

          -    Mean investment performance assumption was 10%.

          -    Volatility assumption was 16%.

          - Mortality was assumed to be 50% Male and 80% Female of the 1994 Variable Annuity MGDB table.

          - Lapse rates vary by contract type and duration and range from 0% to 40%.

          -    The discount rate was approximately 8%.

     In 2007, the Company recorded a reduction in reserves for guaranteed benefits and guaranteed benefits expense of $15,676,000 due to changes in actuarial estimates from the conversion to a new system, as well as unlocking future assumptions and experience updates. In 2008, the Company recorded an increase in reserves for guaranteed benefits and guaranteed benefits expense of $234,500,000 due to the unlocking of key assumptions.

9.   REINSURANCE

     Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

     Variable policy fees are net of reinsurance premiums of $23,102,000, $26,541,000 and $27,210,000 in 2008, 2007 and 2006, respectively.
     Guaranteed benefits paid were reduced by reinsurance recoveries of $4,902,000, $4,458,000 and $3,291,000 in 2008, 2007 and 2006, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.   REINSURANCE (Continued)

     The Company has a reinsurance treaty that limits its universal life risk on any one insured life to $100,000. Universal life insurance fees are net of reinsurance premiums of $30,454,000, $28,061,000 and $35,182,000 in 2008,
     2007 and 2006, respectively. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $29,883,000, $22,337,000 and $27,506,000 in 2008, 2007 and 2006,
     respectively.

10.  COMMITMENTS AND CONTINGENT LIABILITIES

     As of December 31, 2007, the Company had three agreements outstanding in which it has agreed to provide liquidity support for certain short-term securities of municipalities and non-profit organizations (collectively, the "Short-Term Securities") by agreeing to purchase such short-term securities in the event there is no other buyer in the short-term marketplace. In return the Company received a fee. Additionally, the Company guaranteed the payment of these securities upon redemption. Related to each of these agreements were participation agreements with the Parent, under which the Parent shared in a portion of these liabilities in exchange for a proportionate percentage of the fees received under these agreements.

     In September and October 2008, the Company purchased all of the $51.2 million in aggregate principal amount of the short-term securities then outstanding pursuant to the Company's obligations under the above-referenced liquidity support agreements. The value of the securities purchased were subsequently written down to their then current estimated market value of $38.4 million. Pursuant to its obligations under the participation agreements described above, Parent honored such obligations through paying the Company its proportionate share of these write-downs amounting to $4,385,000, thereby effectively transferring its interests in the securities purchased to the Company. If the Company is able to re-market these short-term securities, the Company's obligations under the liquidity support agreements referenced above will continue to inure to the benefit of the purchasers of the re-marketed securities. As of December 31, 2008, the Company has not re-marketed any of these short-term securities. As the holder of the short-term securities, the Company recorded $294,000 as interest payments received from these securities in 2008. One of the three outstanding support agreements was terminated on March 31, 2009, in conjunction with the redemption of approximately $13.6 million of short-term securities.

     SAAMCo is the investment advisor of SunAmerica Money Market Fund (the "Fund"), which seeks to maintain a stable $1.00 net asset value per share. The Fund held an investment in SIV Portfolio, PLC, formerly Cheyne Finance, PLC (the "Notes") during 2008 which had defaulted on interest and principal payments in October 2007. On February 21, 2008, SAAMCo made a commitment to the Fund in the event that the net asset value per share of the Fund decrease below $0.995 because of the decrease in the market value of the Notes, SAAMCo would make capital contributions to the Fund to maintain the $0.995 net asset value. During 2008, SAAMCo made payments of $3,684,000 for such capital contributions. At December 31, 2008, the Fund had a $1.00 net asset value per share and SAAMCo has made no further commitments.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.  COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

     Like many other companies, including financial institutions and brokers, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities and Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is also responding to subpoenas concerning the same subject matter sent by or on behalf of various state attorneys general. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

     Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

     Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Except as noted above, contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

     At December 31, 2008, SAAMCo has lease commitments, under joint and several obligations with affiliates, for long-term, non-cancelable, operating leases expiring on various dates through 2013 and thereafter are as follows:

            (in thousands)
2009           $ 3,138
2010             3,108
2011             2,959
2012             2,959
2013             3,073
Thereafter      14,107
               -------
               $29,344
               =======

     Rent expense was $3,196,000, $3,190,000 and $3,122,000 for the years ended December 31, 2008, 2007 and 2006, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.  SHAREHOLDER'S EQUITY

     The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2008 and 2007, 3,511 shares were outstanding.

     Changes in shareholder's equity are as follows:

                                                                                            Years ended December 31,
                                                                                     -------------------------------------
                                                                                         2008         2007         2006
                                                                                     -----------   ----------   ----------
                                                                                                (in thousands)
ADDITIONAL PAID-IN CAPITAL:
   Beginning balances                                                                $   934,751   $  761,664   $  761,259
   Capital contributions by Parent                                                       285,576      173,087          405
                                                                                     -----------   ----------   ----------
   Ending balances                                                                   $ 1,220,327   $  934,751   $  761,664
                                                                                     ===========   ==========   ==========
RETAINED EARNINGS:
   Beginning balances                                                                $ 1,122,772   $  992,179   $1,074,953
   Net income                                                                         (1,623,976)     130,593      197,226
   Dividends paid to Parent                                                                   --           --     (280,000)
                                                                                     -----------   ----------   ----------
   Ending balances                                                                   $  (501,204)  $1,122,772   $  992,179
                                                                                     ===========   ==========   ==========
ACCUMULATED OTHER COMPREHENSIVE
   INCOME (LOSS):
   Beginning balances                                                                $  (103,761)  $    3,017   $   14,074
   Unrealized depreciation of investments, net of reclassification adjustments (a)       (30,881)    (168,796)     (46,059)
   Foreign currency translation adjustment                                                (5,998)         412        2,546
   Effect on deferred acquisition costs and other deferred expenses                                     3,997       26,500
   Income tax benefit                                                                     13,793       57,609        5,956
                                                                                     -----------   ----------   ----------
   Ending balances                                                                   $  (126,847)  $ (103,761)  $    3,017
                                                                                     ===========   ==========   ==========


(a) Includes reclassification adjustments for realized losses included in net income of $303,114,000, $123,478,000 and $567,000 in 2008, 2007 and 2006,
     respectively.

     Capital contributions in 2008 and 2007 included cash of $284,434,000 and $4,276,000, respectively, of funds deposited by AIG in the securities lending collateral account to offset pretax realized losses incurred by the Company from the sale of certain securities lending collateral investments.
     The Company also received non-cash capital contributions of $249,000 and $299,000 in 2008 and 2007, respectively, equal to the certain compensation expense recognized (see Note 13 for discussion of SICO Compensation).
     Additionally, the Company received capital contributions of investments in partnerships valued at $893,000 in December 2008 and $168,512,000 in April
     2007.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.  SHAREHOLDER'S EQUITY (Continued)

     Gross unrealized gains (losses) on fixed maturity, equity securities and securities lending invested collateral included in accumulated other comprehensive income (loss) are as follows:

                                                December 31,   December 31,
                                                    2008           2007
                                                ------------   ------------
                                                       (in thousands)

Gross unrealized gains                           $  22,295      $  48,710
Gross unrealized losses                           (214,979)      (213,410)
Unrealized gain on foreign currency                 (3,941)         2,057
Adjustment to DAC and other deferred expenses           --          2,897
Deferred income taxes                               69,778         55,985
                                                 ---------      ---------
Accumulated other comprehensive loss             $(126,847)     $(103,761)
                                                 =========      =========

     Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the Company is not able to pay a dividend to the shareholder in the year 2009 without obtaining prior approval.

     Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company had a net loss of $782,331,000 for the year ended December 31, 2008 and net income of $175,403,000 and $147,384,000 for the years ended December 31, 2007 and 2006, respectively. The Company's statutory capital and surplus totaled $1,274,742,000 and $1,154,680,000 at December 31, 2008 and 2007, respectively.

12.  INCOME TAXES

     The components of the provisions for income taxes on pretax income consist of the following:

                                        Years ended December 31,
                                     -----------------------------
                                        2008       2007     2006
                                     ---------   -------   -------
                                             (in thousands)

Current                              $ 107,243   $22,881   $21,472
Deferred                              (638,099)   (5,869)   34,754
                                     ---------   -------   -------
Total income tax expense (benefit)   $(530,856)  $17,012   $56,226
                                     =========   =======   =======

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  INCOME TAXES (Continued)

     The U.S. federal income tax rate is 35% for 2008, 2007 and 2006. Actual tax expense on income differs from the "expected" amount computed by applying the federal income tax rate because of the following:

                                                     Years ended December 31,
                                                 -------------------------------
                                                    2008       2007       2006
                                                 ---------   --------   --------
                                                          (in thousands)

U.S. federal income tax at statutory rate        $(754,191)  $ 51,662   $ 88,708
Adjustments:
   Valuation allowance                             267,145         --         --
   State income taxes (net of federal benefit)      (4,447)     8,581      2,064
   Dividends received deduction                    (40,393)   (36,103)   (35,016)
   Tax credits                                     (13,157)    (6,538)    (4,064)
   Adjustment to prior year tax liability (a)       11,645     (2,659)    (2,068)
   Other, net                                        2,542      2,069      6,602
                                                 ---------   --------   --------
   Total income tax expense (benefit)            $(530,856)  $ 17,012   $ 56,226
                                                 =========   ========   ========


(a) In 2008 and 2007, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

     At December 31, 2008, SACS had a New Jersey net operating loss carryforward of $70,100,000. This carryforward will expire from 2009 through 2015.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  INCOME TAXES (Continued)

     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the net deferred tax liability are as follows:

                                                                       December 31,   December 31,
                                                                           2008           2007
                                                                       ------------   ------------
                                                                              (in thousands)
DEFERRED TAX ASSETS:
Investments                                                             $   57,062     $  19,852
Contract holder reserves                                                   624,325       149,675
Guaranty fund assessments                                                      369         3,298
Reserve for guaranteed benefits                                            134,566        26,499
Net operating loss carryforward                                              6,311            --
Capital loss carryforward - Federal                                        162,463            --
State income taxes and net operating loss                                    9,395         8,469
Net unrealized loss on debt and equity securities available for sale        69,778        55,985
Other assets                                                                 3,500         2,681
                                                                        ----------     ---------
   Deferred tax assets                                                   1,067,769       266,459
Valuation allowance                                                       (273,781)       (6,636)
                                                                        ----------     ---------
   Net deferred tax asset                                                  793,988       259,823
DEFERRED TAX LIABILITIES:
Deferred acquisition costs and other deferred expenses                  $ (411,278)    $(526,716)
State income taxes                                                            (683)         (216)
Partnership income/loss                                                     (9,394)       (9,715)
Other liabilities                                                             (144)       (2,577)
                                                                        ----------     ---------
   Total deferred tax liabilities                                         (421,499)     (539,224)
                                                                        ----------     ---------
Net deferred tax asset (liability)                                      $  372,489     $(279,401)
                                                                        ==========     =========

     In general, realization of deferred tax assets depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. The Company assessed its ability to realize the deferred tax asset of $1,067,769,000 and concluded a $273,781,000 valuation allowance was required to reduce the deferred tax asset at December 31, 2008 to an amount the Company believes is more likely than not to be realized.

     When making its assessment, the Company considered all available evidence, including the impact of being included in AIG's consolidated federal tax return, future reversals of existing taxable temporary differences, estimated future GAAP taxable income, and tax planning strategies the Company would implement, if necessary, to realize the net deferred tax asset.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  INCOME TAXES (Continued)

     In assessing future GAAP taxable income, the Company considered its strong earnings history exclusive of the recent losses on securities lending program, because the Company and AIG entered into transactions with the Federal Reserve Bank of New York ("New York Fed") to limit exposure to future losses. The Company also considered the taxable income from sales of businesses under AIG's asset disposition plan, the continuing earnings strength of the businesses AIG intends to retain and AIG's recently announced debt and preferred stock transactions with the New York Fed and United States Treasury, respectively, together with other actions AIG is taking, when assessing the ability to generate sufficient future taxable income during the relevant carryforward periods to realize the deferred tax asset.

     In evaluating the realizability of the loss carryforwards, the Company considered the relief provided by IRS Notice 2008-84 which provides that the limitation on loss carryforwards that can arise as a result of one or more acquisitions of stock of a loss company will not apply to such stock acquisitions for any period during which the United States becomes a direct or indirect owner of more than 50 percent interest in the loss company.

     The Company is currently under audit by the Internal Revenue Service for calendar year 2003. All years prior to 2003 are no longer subject to audit. The Company believes that it has adequate reserves for any liability that could result from the IRS audit.

     As of December 31, 2008, the Company's unrecognized tax benefits, excluding interest and penalties, were $9,300,000. There were no unrecognized tax benefits at December 31, 2007. As of December 31, 2008 and 2007, the Company's unrecognized tax benefits included no amounts related to tax positions the disallowance of which would not affect the effective tax rate. Accordingly, as of December 31, 2008, the amount of unrecognized tax benefits that, if recognized, would favorably affect the effective tax was $9,300,000. At December 31, 2008, the Company had gross unrecognized tax benefits of $9,300,000 that arose from increases in tax positions for years prior to 2008.

     The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2008, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

     Interest and penalties, if any, related to taxing authority examinations and unrecognized tax benefits are recognized as a component of income tax expense. At December 31, 2008 and 2007, the Company had a receivable of $3,967,000 and $3,177,000, respectively, related to interest (net of federal tax). For the years ended December 31, 2008 and 2007, the Company had recognized benefits of $790,000 and $551,000, respectively, of interest (net of federal tax).

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.  RELATED PARTY TRANSACTIONS

     SICO Compensation

     Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of AIG, its subsidiaries and affiliates. The SICO Plans were created in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is AIG common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

     None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company or its subsidiaries and affiliates by SICO and allocated to the Company, with an offsetting amount credited to additional paid-in capital reflecting amounts considered to be contributed by SICO. The SICO Plans provide that shares currently owned by SICO are set aside by SICO for the benefit of the participant and distributed upon retirement. The SICO Board of Directors currently may permit an early payout of units under certain circumstances. Prior to payout, the participant is not entitled to vote, dispose of or receive dividends with respect to such shares, and shares are subject to forfeiture under certain conditions, including but not limited to the participant's voluntary termination of employment with AIG or its subsidiaries and affiliates prior to normal retirement age. Under the SICO Plans, SICO's Board of Directors may elect to pay a participant cash in lieu of shares of AIG common stock. Following notification from SICO to participants in the SICO Plans that it will settle specific future awards under the SICO Plans with shares rather than cash, the Company modified its accounting for the SICO Plans from variable to fixed measurement accounting. The Company gave effect to this change in settlement method beginning on December 9, 2005, the date of SICO's notice to the participants in the SICO Plans.

     Compensation expense with respect to the SICO Plans aggregated $249,000, $299,000 and $405,000 in 2008, 2007 and 2006, respectively, and is included in general and administrative expenses in the consolidated statement of operations and comprehensive income (loss). Additionally, a corresponding increase to additional paid-in capital was recorded in each year.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.  RELATED PARTY TRANSACTIONS (Continued)

     Events Related to AIG

     In September 2008, AIG experienced a severe strain on its liquidity that resulted in AIG on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the NY Fed. Pursuant to the credit facility agreement, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as if converted and (ii) vote with AIG's common stock on all matters submitted to AIG shareholders, and holds approximately
     79.9 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

     The credit facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.

     On November 25, 2008, AIG entered into an agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury, as part of the Troubled Assets Relief Program, $40 billion of Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant"). The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the credit facility and, in connection therewith, the maximum commitment amount under the credit facility agreement was reduced from $85 billion to $60 billion.

     During the fourth quarter of 2008, AIG and certain of its subsidiaries entered into an agreement with the NY Fed in connection with the special purpose financing vehicle known as Maiden Lane III LLC. The Company was not a party to this agreement and this transaction did not affect the Company's financial condition, results of operations or cash flows.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.  RELATED PARTY TRANSACTIONS (Continued)

     On December 12, 2008, AIG, certain of AIG's wholly owned U.S. life insurance subsidiaries, and AIG Securities Lending Corp., another AIG subsidiary (the "AIG Agent"), entered into an agreement with ML II, a Delaware limited liability company whose sole member is the NY Fed. Pursuant to the agreement, the life insurance subsidiaries (including the Company) sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities ("RMBS") held by the AIG Agent, as agent of the life insurance subsidiaries, in connection with AIG's U.S. securities lending program. In exchange for the RMBS, the life insurance subsidiaries received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price. Additionally, the Company received an economic interest in ML II valued at $14.9 million. As a result of these actions, the U.S. securities lending program, and the interim agreement entered into with the NY Fed whereby the NY Fed borrowed securities from AIG subsidiaries in exchange for cash collateral, were terminated. For additional information, see Note 3.

     Other Related Party Transactions

     Prior to September 22, 2008, the Company and certain affiliates were parties to an existing inter-affiliate credit agreement facility (the "facility"), under which the Company and such affiliates committed to make loans to AIG and received from AIG an annual facility fee at a specified rate. The facility was most recently amended on September 5, 2008, under which the Company committed to make loans to AIG in amounts aggregating to not more than $500 million. The Company did not lend any amounts to AIG under the facility in 2008. The facility was terminated in connection with AIG's entry into the credit facility with the New York Fed discussed above.

     On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500,000,000 from the Parent and vice versa. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2008 and 2007.

     On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15,000,000 from FSA and vice versa. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2008 and 2007.

     On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby the Company has immediate access of up to $500,000,000. On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby AIGRS has the right to borrow up to $500,000,000 from the Company. Any advances made under these agreements must be repaid within 30 days. There were no balances outstanding under these agreements at December 31, 2008 and 2007.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.  RELATED PARTY TRANSACTIONS (Continued)

     On September 26, 2001, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), whereby the Company has the right to borrow up to $500,000,000 from SAII. On December 19, 2001, the Company entered into a short-term financing arrangement with SAII, whereby SAII has the right to borrow up to $500,000,000 from the Company. Any advances made under these agreements must be repaid within 30 days. There were no balances outstanding under these agreements at December 31, 2008 and 2007.

     The Company pays commissions, including support fees to defray marketing and training costs, to five affiliated broker-dealers for distributing its annuity products and mutual funds. Commissions paid to these broker-dealers totaled $54,936,000, $66,661,000 and $65,243,000 for the years ended
     December 31, 2008, 2007 and 2006, respectively. These broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 17%, 16% and 18% of deposits in 2008, 2007 and 2006, respectively. These broker-dealers also distribute a significant portion of the Company's mutual funds, amounting to approximately 25%, 22% and 25% of sales in 2008, 2007 and 2006, respectively.

     On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $2,191,000, $2,315,000 and $1,983,000 in 2008, 2007 and 2006, respectively, and are included in the Company's consolidated statement of operations and comprehensive income (loss).

     On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $14,231,000, $16,576,000 and $13,122,000 in 2008, 2007 and 2006, respectively, and are net of certain administrative costs incurred by VALIC of $4,066,000, $4,736,000and $3,749,000, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statement of operations and comprehensive income (loss).

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.  RELATED PARTY TRANSACTIONS (Continued)

     The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG will cause the Company to maintain a policyholders' surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under certain circumstances, including where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

     The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time are guaranteed ("the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG. American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public.

     On December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated. The Guarantee will not cover any contracts with a date of issue later than the Point of Termination. The Guarantee will, however, continue to cover insurance obligations on contracts issued by the Company with a date of issue earlier than the Point of Termination, including obligations arising from purchase payments received with respect to these contracts after the Point of Termination. The Guarantee provides that contract owners owning contracts issued by the Company with a date of issue earlier than the Point of Termination can enforce the Guarantee directly against American Home.

     Pursuant to a Service and Expense Agreement, AIG provides, or causes to be provided, administrative, marketing, investment management, accounting, occupancy and data processing services to the Company. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services were $208,542,000, $193,431,000 and $170,589,000 for the years ended December
     31, 2008, 2007 and 2006, respectively. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $101,444,000, $91,084,000 and $81,987,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of operations and comprehensive income (loss).

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.  RELATED PARTY TRANSACTIONS (Continued)

     In addition to the reimbursements noted above, an affiliate is responsible for the administration of the Company's fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were $451,000, $506,000 and $462,000 in 2008, 2007 and 2006, respectively. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

     Pursuant to an Investment Advisory Agreement, the majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $1,911,000, $2,563,000 and $2,997,000 for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company incurred $2,141,000 and $2,490,000 of management fee expense to an affiliate of the Company to administer its securities lending program during the years ended December 31, 2007 and 2006, respectively. The amount was not material in 2008.

     In July 2007, the Company purchased a partnership from the Parent for cash equal to its fair value of $66,719,000. In August 2008, the Company purchased fixed maturity securities from an affiliate for cash equal to a fair value of $128,726,000.

14.  SUBSEQUENT EVENTS

     Events Related to AIG

     On March 2, 2009, AIG and the NY Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the NY Fed preferred equity interests in newly-formed special purpose vehicles ("SPVs"), in settlement of a portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an AIG operating subsidiary (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the NY Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility.

     AIG and the NY Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the NY Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the credit facility. The amount of the credit facility reduction will be based on the proceeds received. The SPVs are expected to be consolidated by AIG. These transfers are subject to agreement on definitive terms and regulatory approvals at a later date. The Company is not currently anticipated to be a party to the proposed securitization transaction.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

14.  SUBSEQUENT EVENTS (Continued)

     On October 3, 2008, AIG announced a restructuring plan under which AIG's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part, including the Company. Since that time, AIG has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have continued to deteriorate, posing risks to AIG's ability to divest assets at acceptable values. AIG's restructuring plan has evolved in response to these market conditions. Specifically, AIG's current plans involve transactions between AIG and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses. The Company is continuing to explore other restructuring alternatives to enhance its market competitiveness.

     On April 17, 2009, AIG entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Preferred Stock for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange the Warrant for 53,798,766 shares of Series C Preferred Stock.

     On April 17, 2009, AIG and the NY Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 3,000 shares of common stock. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as
     (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) the AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of the AIG Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

     In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, AIG management assessed whether AIG has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the U.S. Department of the Treasury, AIG management's plans to stabilize AIG's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, AIG management believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of AIG management's plans could be materially different, or that one or more of AIG management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, AIG may need additional U.S. government support to meet its obligations as they come due. If AIG is unable to meet its obligations as they come due, management believes this could have a material effect upon the Company and its operations.

                         AMERICAN HOME ASSURANCE COMPANY

                                NAIC CODE: 19380

                      STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                         AMERICAN HOME ASSURANCE COMPANY

                      STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                TABLE OF CONTENTS

   Report of Independent Auditors ............................................ 2

   Statements of Admitted Assets ............................................. 3

   Statements of Liabilities, Capital and Surplus ............................ 4

   Statements of Income and Changes in Capital and Surplus ................... 5

   Statements of Cash Flow ................................................... 6

   Notes to Statutory Basis Financial Statements ............................. 7

                         Report of Independent Auditors

To the Board of Directors and Shareholder of American Home Assurance Company:

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company (the Company) as of December 31, 2008 and 2007, and the related statutory statements of income and changes in capital and surplus, and of cash flow for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2008 and 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, on the basis of accounting described in Note 1 to the financial statements.

/s/ PricewaterhouseCoopers LLP

New York, NY
April 29, 2009

                         AMERICAN HOME ASSURANCE COMPANY

                          STATEMENTS OF ADMITTED ASSETS

                                 STATUTORY BASIS
                        AS OF DECEMBER 31, 2008 AND 2007
                                 (000's OMITTED)

-------------------------------------------------------------------------------------------------------------------------
As of December 31,                                                                                 2008           2007
-------------------------------------------------------------------------------------------------------------------------
Cash and invested assets:
   Bonds, at amortized cost (NAIC market value: 2008 - $13,162,193;
      2007 - $16,075,222) ...................................................................   $13,790,336   $15,843,721
   Stocks:
      Common stocks, at NAIC market value adjusted for non admitted assets
         (cost: 2008 - $1,278,987; 2007 - $1,556,742) .......................................     2,064,755     3,139,327
      Preferred stocks, primarily at NAIC market value (cost: 2008 - $277,589;
         2007 - $613,732) ...................................................................       255,675       613,732
   Other invested assets, primarily at equity (cost: 2008 - $1,505,810; 2007 - $1,458,240) ..     1,555,659     1,943,313
   Securities lending collateral ............................................................            --       279,774
   Short-term investments, at amortized cost (approximates NAIC market value) ...............       228,165       183,951
   Cash .....................................................................................       848,594       258,078
   Receivable for securities ................................................................         1,711            --
-------------------------------------------------------------------------------------------------------------------------
            Total cash and invested assets ..................................................    18,744,895    22,261,896
-------------------------------------------------------------------------------------------------------------------------
Investment income due and accrued ...........................................................       191,761       213,302
Agents' balances or uncollected premiums:
   Premiums in course of collection .........................................................       704,539       593,808
   Premiums and installments booked but deferred and not yet due ............................       408,671       892,935
   Accrued retrospective premiums ...........................................................     1,556,749     1,237,062
Amounts billed and receivable from high deductible policies .................................        23,162       159,393
Reinsurance recoverable on loss payments ....................................................       645,764       600,573
Funds held by or deposited with reinsurers ..................................................        12,327        11,118
Deposit accounting assets ...................................................................       530,085       751,468
Deposit accounting assets - funds held ......................................................        88,515        98,917
Federal and foreign income taxes recoverable from affiliates ................................       406,899       143,717
Net deferred tax assets .....................................................................       446,613       382,578
Equities in underwriting pools and associations .............................................       717,391     1,211,817
Receivable from parent, subsidiaries and affiliates .........................................       830,717       115,695
Other admitted assets .......................................................................        84,408       182,141
-------------------------------------------------------------------------------------------------------------------------
            Total admitted assets ...........................................................   $25,392,496   $28,856,420
=========================================================================================================================

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                 STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS

                                 STATUTORY BASIS
                        AS OF DECEMBER 31, 2008 AND 2007
                    (000's OMITTED EXCEPT SHARE INFORMATION)

---------------------------------------------------------------------------------------------------
As of December 31,                                                            2008          2007
---------------------------------------------------------------------------------------------------
                              Liabilities

Reserves for losses and loss adjustment expenses ......................   $13,268,600   $13,732,102
Unearned premium reserves .............................................     3,928,201     4,475,413
Commissions, premium taxes, and other expenses payable ................       311,636       234,495
Reinsurance payable on paid loss and loss adjustment expenses .........       481,915       263,917
Funds held by company under reinsurance treaties ......................       173,173       236,183
Provision for reinsurance .............................................        95,592       115,844
Ceded reinsurance premiums payable, net of ceding commissions .........       448,515       492,611
Retroactive reinsurance reserves - assumed ............................         6,984        30,486
Retroactive reinsurance reserves - ceded ..............................        (4,907)      (65,309)
Deposit accounting liabilities ........................................       188,303       189,511
Deposit accounting liabilities - funds held ...........................       484,067       695,928
Securities lending payable ............................................            --       304,398
Collateral deposit liability ..........................................       318,127       354,916
Payable to parent, subsidiaries and affiliates ........................        38,999       152,184
Other liabilities .....................................................       240,118       346,784
---------------------------------------------------------------------------------------------------
   Total liabilities ..................................................    19,979,323    21,559,463
---------------------------------------------------------------------------------------------------
                          Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158 shares authorized,
   1,695,054 shares issued and outstanding ............................        25,426        25,426
Capital in excess of par value ........................................     3,739,388     2,941,471
Unassigned surplus ....................................................     1,646,043     4,280,727
Special surplus funds from retroactive reinsurance ....................         2,316        49,333
---------------------------------------------------------------------------------------------------
   Total capital and surplus ..........................................     5,413,173     7,296,957
---------------------------------------------------------------------------------------------------
   Total liabilities, capital, and surplus ............................   $25,392,496   $28,856,420
===================================================================================================

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

             STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS

                                 STATUTORY BASIS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                 (000's OMITTED)

-----------------------------------------------------------------------------------------------------------------
For the years ended December 31,                                                2008         2007         2006
-----------------------------------------------------------------------------------------------------------------
                           Statements of Income
                           --------------------

Underwriting income:
   Premiums earned ......................................................   $ 7,393,221   $7,703,016   $7,700,011
-----------------------------------------------------------------------------------------------------------------
Underwriting deductions:
   Losses incurred ......................................................     4,800,023    4,444,636    4,606,481
   Loss adjustment expenses incurred ....................................       742,400      840,801      803,517
   Other underwriting expenses incurred .................................     1,846,019    1,864,547    1,825,815
-----------------------------------------------------------------------------------------------------------------
Total underwriting deductions ...........................................     7,388,442    7,149,984    7,235,813
-----------------------------------------------------------------------------------------------------------------
Net underwriting income .................................................         4,779      553,032      464,198
-----------------------------------------------------------------------------------------------------------------
Investment income:
   Net investment income earned .........................................       912,331    1,019,018      702,426
   Net realized capital gains/(loss) (net of capital gains taxes:
      2008 - ($270,995); 2007 - $29,141; 2006 - $29,092) ................      (671,273)     117,037       61,624
-----------------------------------------------------------------------------------------------------------------
Net investment gain .....................................................       241,058    1,136,055      764,050
-----------------------------------------------------------------------------------------------------------------
Net loss from agents' or premium balances charged-off ...................       (48,507)     (85,724)     (49,762)
Finance and service charges not included in premium .....................        15,008       16,449       14,287
Other income ............................................................       384,065       76,290       49,691
-----------------------------------------------------------------------------------------------------------------
Income after capital gains taxes and before federal income taxes ........       596,403    1,696,102    1,242,464
Federal income tax expense ..............................................       235,238      348,359      263,263
-----------------------------------------------------------------------------------------------------------------
         Net income .....................................................   $   361,165   $1,347,743   $  979,201
=================================================================================================================
                      Changes in Capital and Surplus
                      ------------------------------

Capital and surplus, as of December 31, previous year ...................   $ 7,296,957   $6,211,853   $5,049,651
   Adjustment to beginning surplus ......................................           935      (56,532)      55,538
-----------------------------------------------------------------------------------------------------------------
Capital and surplus, as of January 1, ...................................     7,297,892    6,155,321    5,105,189
-----------------------------------------------------------------------------------------------------------------
Changes in capital and surplus:
   Net income ...........................................................       361,165    1,347,743      979,201
   Change in net unrealized capital gains (net of capital gains taxes:
      2008 - ($94,517); 2007 - $131,952; 2006 - $121,173) ...............    (1,194,450)    (103,183)     119,660
   Change in net deferred income tax ....................................       (40,420)     (73,791)     (13,270)
   Change in non-admitted assets ........................................        47,173      184,885      (80,352)
   Change in provision for reinsurance ..................................        20,252       12,980       81,328
   Paid in capital and surplus ..........................................       856,617      161,945           --
   Dividends to stockholder ................,............................    (1,582,633)    (615,000)          --
   Other surplus adjustments ............................................        (6,013)      (1,572)       1,268
   Foreign exchange translation .........................................      (346,410)     227,629       18,829
-----------------------------------------------------------------------------------------------------------------
         Total changes in capital and surplus ...........................    (1,884,719)   1,141,636    1,106,664
-----------------------------------------------------------------------------------------------------------------
Capital and surplus, as of December 31, .................................   $ 5,413,173   $7,296,957   $6,211,853
=================================================================================================================

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                             STATEMENTS OF CASH FLOW

                                 STATUTORY BASIS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                 (000's OMITTED)

-------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                                        2008           2007          2006
-------------------------------------------------------------------------------------------------------------
                        Cash From Operations
                        --------------------

Premiums collected, net of reinsurance ............................  $ 6,928,614   $ 7,948,658   $ 6,433,712
Net investment income .............................................      975,968     1,058,334       787,413
Miscellaneous (expense) income ....................................      349,699         7,137        75,317
-------------------------------------------------------------------------------------------------------------
   Sub-total ......................................................    8,254,281     9,014,129     7,296,442
-------------------------------------------------------------------------------------------------------------
Benefit and loss related payments .................................    5,083,511     3,805,525     3,520,205
Commission and other expense paid .................................    2,518,097     2,470,003     2,401,959
Dividends paid to policyholders ...................................          108           123         1,344
Federal and foreign income taxes paid (recovered) .................      190,586       330,784      (438,538)
-------------------------------------------------------------------------------------------------------------
   Net cash provided from operations ..............................      461,979     2,407,694     1,811,472
-------------------------------------------------------------------------------------------------------------
                       Cash From Investments
                      ----------------------

Proceeds from investments sold, matured, or repaid
   Bonds ..........................................................    7,091,835     4,926,616     5,231,792
   Stocks .........................................................    2,999,022     3,450,014     3,211,715
   Other ..........................................................      468,262       269,849     1,646,730
-------------------------------------------------------------------------------------------------------------
      Total proceeds from investments sold, matured, or repaid ....   10,559,119     8,646,479    10,090,237
-------------------------------------------------------------------------------------------------------------
Cost of investments acquired
   Bonds ..........................................................    5,302,577     5,748,239    10,488,316
   Stocks .........................................................    2,918,679     3,296,552     3,180,130
   Other ..........................................................      227,385       772,178       350,752
-------------------------------------------------------------------------------------------------------------
      Total cost of investments acquired ..........................    8,448,641     9,816,969    14,019,198
-------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities .........    2,110,478    (1,170,490)   (3,928,961)
-------------------------------------------------------------------------------------------------------------
   Cash From Financing and Miscellaneous Sources
Capital and surplus paid-in .......................................      691,898            --     1,326,780
Borrowed funds ....................................................     (304,398)      101,075            --
Dividends to stockholder ..........................................   (1,582,633)     (615,000)           --
Intercompany receivable and payable, net ..........................   (1,798,258)      (26,540)      342,735
Net deposit on deposit-type contracts and other insurance .........       36,501        71,282       262,411
Equities in underwriting pools and associations ...................      507,442      (360,841)     (184,691)
Collateral deposit liability ......................................      (36,789)     (258,127)      107,288
Other .............................................................      548,510        (4,145)      438,392
-------------------------------------------------------------------------------------------------------------
   Net cash (used in) provided from financing activities ..........   (1,937,727)   (1,092,296)    2,292,915
-------------------------------------------------------------------------------------------------------------
   Effect of exchange rate changes on cash ........................           --         3,329           338
   Net change in cash and short-term investments ..................      634,730       148,237       175,764
Cash and short-term investments:
   Beginning of year ..............................................      442,029       293,792       118,028
-------------------------------------------------------------------------------------------------------------
   End of year ....................................................  $ 1,076,759   $   442,029   $   293,792
=============================================================================================================

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING
--------------------------------------------------------------------------------
POLICIES
--------

A.   Organization
     ------------

     American Home Assurance Company (AHAC or the Company) is a direct wholly-owned subsidiary of AIG Commercial Insurance Group, Inc. (AIGCIG), a Delaware corporation, which is in turn owned by AIU Holdings, Inc., a Delaware corporation (formerly AIG Property Casualty Group, Inc.). The Company's ultimate parent is American International Group, Inc. (the Ultimate Parent or AIG). See Notes 13 and 14 for information about recent developments regarding AIG and AIU Holdings, Inc.

     The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers and through AIG's risk finance operation, the Company provides its customized structured products.

     The accompanying financial statements include the Company's U.S. operation and its Japan branch. The operations for the Company's Canadian branch are included for 2007 and 2006. See Note 5 for additional information on the Canadian Branch.

     The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

     The Company has significant transactions with AIG and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

B.   Summary of Significant Statutory Basis Accounting Policies
     ----------------------------------------------------------
     Prescribed or Permitted Statutory Accounting Practices:

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York (NY SAP).

     The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of New York. The Superintendent of the New York Insurance Department (the Superintendent) has the right to permit other specific practices that deviate from prescribed practices.

     The New York State Insurance Department has adopted certain accounting practices that differ from those set forth in NAIC SAP; specifically the prescribed practices of (1) allowing the discounting of workers compensation loss reserves on a non-tabular basis; under NAIC SAP, non-tabular discounting of reserves is not permitted; and (2) New York State Insurance Department Regulation 20 (Regulation 20) allows certain offsets to the provision for reinsurance that are not permitted under NAIC SAP.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by NY SAP is shown below:

     -------------------------------------------------------------------------------------
     December 31,                                        2008         2007          2006
     --------------------------------------------------------------------------------------
     Net income, NY SAP ...........................  $  361,165   $1,347,743   $   979,201
     State prescribed practices - (deduction):
        Non-tabular discounting ...................     (71,999)     (21,301)      (21,866)
     -------------------------------------------------------------------------------------
     Net income, NAIC SAP .........................  $  289,166   $1,326,442   $   957,335
     =====================================================================================
     Statutory surplus, NY SAP ....................  $5,413,173   $7,296,957   $ 6,211,853
     State prescribed or permitted practices -
        (charge):
        Non-tabular discounting ...................    (327,771)    (255,772)     (234,471)
        Credits for reinsurance ...................    (365,018)    (468,227)     (539,907)
        SSAP 48/SSAP 97 ...........................          --      (30,616)     (535,157)
     -------------------------------------------------------------------------------------
     Statutory surplus, NAIC SAP ..................  $4,720,384   $6,572,958   $ 4,902,318
     =====================================================================================

     In 2008, the Commissioner granted a permitted practice to the member companies of American International Underwriters Overseas Association (AIUOA or the Association) allowing the valuation of AIG UK Holdings based on the audit of American International Group (AIG or the Ultimate parent). As of December 31, 2008, the value of AIG UK Holdings was $28,383. The Company's interest in AIG UK Holdings results from its 11% participation in the Association. All non-underwriting assets and liabilities of AIUOA have been reported by the Company under the caption Equities in Underwriting Pools and Associations.

     In 2007 the foreign property and casualty division of AIG announced the restructuring of its United Kingdom (UK) general insurance operations designed to simplify the organization, provide an enhanced regulatory and legal platform and improve transparency and efficiency. In December 2007, New Hampshire Insurance Company transferred substantially all of the business written by its United Kingdom branch (the UK Branch) to AIG UK Ltd., a UK affiliate formerly known as Landmark Insurance Company Limited. This transfer was accomplished pursuant to an application made to the High Court of Justice in England and Wales for an order under Part VII of the Financial Services and Markets Act 2000 of the UK. The results of the UK branch had been previously reported through the Company's participation in AIUOA (See Note 5). AIUOA reports on a fiscal year ending on November 30th. Although the Company's fiscal year ends on December 31st, the Company's annual financial statements have historically and consistently reported the results of its participation in AIUOA based on AIUOA's fiscal year close of November 30th. In order to achieve consistency in its financial reporting, the Company, with the permission of the New York and Pennsylvania Insurance Departments, recorded the effects of this transaction in its 2008 statutory financial statements.

     The use of all the aforementioned prescribed and permitted practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2008, 2007 and 2006 reporting periods.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     Statutory Accounting Practices and Generally Accepted Accounting
     ----------------------------------------------------------------
     Principles:
     -----------

     NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and NY SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

     Under GAAP:
     -----------

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance, are restored to surplus;

     c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

     d.   Estimated undeclared dividends to policyholders are accrued;

     e. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

     f. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between cost and fair value of securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

     g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

     h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the statement of income.

     Under NAIC SAP:
     ---------------

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

     c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

     d.   Declared dividends to policyholders are accrued;

     e. The reserves for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

     f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or market;

     g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

     h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the statement of income and surplus is segregated by the ceding entity to the extent of gains realized; and

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

     The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

     Significant Statutory Accounting Practices:
     -------------------------------------------

     A summary of the Company's significant statutory accounting practices are as follows:

     Use of Estimates: The preparation of financial statements in conformity with NY SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates. The significant estimates were used for loss and loss adjustment expenses, certain reinsurance balances, admissibility of deferred taxes, allowance for doubtful accounts and the carrying value of certain investments.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     Invested Assets: The Company's invested assets are accounted for as follows:

     . Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates market value (as designated by the NAIC Securities Valuation Office).

     . Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or market value. If a bond is determined to have an other-than-temporary decline in value the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains/(Loss) as a realized loss.

          In periods subsequent to the recognition of an other-than-temporary impairment loss for fixed maturity securities, the Company accretes the discount or amortizes the premium over the remaining life of the security based on the amount and timing of future estimated cash flows.

          Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2008 and 2007, the market value of the Company's mortgage-backed securities approximated $188,891 and $505,415, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flow and are valued using the retrospective method. Prepayment assumptions were obtained from third party vendors.

     . Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund or paid in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or market values.

          Investments in affiliates for which the Company's ownership interest (including ownership interest of the Ultimate Parent and its subsidiaries) is less than 85.0% and whose securities are traded on a major exchange are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP (discounted market value approach), with the exception of Transatlantic Holdings, Inc. (TransRe), as more fully discussed below. The average discount rate for such investments was 11.5% and 21.0% as of December 31, 2008 and 2007, respectively. In 2008, the Company received approval from the Insurance Department of the State of New York to account for its investment in Trans Re based on the equity method in accordance

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

          with US GAAP financial statements and certain adjustments indicated by the NAIC Statements of Statutory Accounting Principles (SSAP) No. 97, entitled Investments in SCA Entities, (SSAP 97). Prior to 2008, TransRe was accounted for based on the discounted market value approach in accordance with paragraph 8(a) of SSAP 97. The impact to surplus due to this change in methodology was approximately $265,000. All other investments in affiliates are included in common stocks based on the net worth of the entity.

     . Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. For investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value, the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains/(Loss) as a realized loss.

     . Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for the specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

          Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the sales of options are determined on the basis of specific identification and are included in income.

          Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

          Any change in unrealized gains or losses on derivatives purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

     . Net Investment Gain (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

          Investment income due and accrued is assessed for collectability. The Company writes off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have not been written-off are non-admitted by the Company. As of December 31, 2008 and 2007, no investment

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

          income due and accrued was determined to be uncollectible or non-admitted.

     . Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at market values, joint ventures, partnerships, derivatives, and foreign currency translation are credited or charged to unassigned surplus.

     Other Than Temporary Impairment:
     --------------------------------

     The Company regularly evaluates its investments for other-than-temporary impairments (OTTI) in value. The determination that a security has incurred an other-than-temporary impairment in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investment portfolio.

     The Company's policy for determining other-than-temporary-impairments has been established in accordance with prescribed SAP guidance, including SSAP Nos. 26, 30, 32, 43, and INT 06-07.

     For bonds, other than loan backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. For loan backed and structured securities, an OTTI shall be considered to have occurred if the undiscounted future cash flows are less than the book value of the security. In general, a security is considered a candidate for other-than-temporary impairment if it meets any of the following criteria:

          . Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer); or

          . The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation, (ii) the issuer seeking protection from creditors under the bankruptcy law as or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

          . The Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

     Common and preferred stock investments whose market value is less than its book value for a period greater than twelve months is considered a candidate for other-than-temporary impairment. Once a candidate for impairment has been identified, the investment must be analyzed to determine if any impairment would be considered other than temporary. Factors include:

          .    The Company may not realize a full recovery on its investment ;

          .    Fundamental credit issues of the issuer;

          . Any other qualitative/quantitative factors that would indicate that an other than temporary impairment has occurred.

     Limited partnership investments whose market value is less than its book value for a period greater than twelve months is considered a candidate for other-than-temporary impairment. Once a candidate for impairment has been identified, the investment must be analyzed to determine if any impairment would be considered other than

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     temporary. Factors to consider include:

          . An order of liquidation or other fundamental credit issues with the partnership;

          . Evaluation of the cash flow activity between the Company and the partnership or fund during the year;

          . Evaluation of the current stage of the life cycle of the investment;

          . An intent to sell the investment prior to the recovery of cost of the investment;

          . Any other qualitative/quantitative factors that would indicate that an other than temporary impairment has occurred.

     If the analysis indicates that an other then temporary impairment has taken place, the investment is written down to fair value per as defined in the glossary to the NAIC Accounting Practices and Procedures Manual, which would become the new cost basis. The amount of the write down is to be accounted for as a realized loss. This realized loss impact to Surplus will be offset by a corresponding reduction to unrealized losses.

     Revenue Recognition: Direct written premiums are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

     Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 66, entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. The Company establishes nonadmitted assets for 100% of amounts recoverable where any agent's balance or uncollected premium has been classified as nonadmitted and thereafter for 10% of any amounts recoverable not offset by retrospective return premiums or collateral. In connection therewith, as of December 31, 2008 and 2007, accrued premiums related to the Company's retrospectively rated contracts amounted to $1,556,749 and $1,237,062, respectively, net of non-admitted premium balances of $72,597 and $52,913, respectively.

     Net written premiums that were subject to retrospective rating features were as follows:

     ---------------------------------------------------------------------------------------------------
     For the years ended December 31,                                      2008       2007       2006
     ---------------------------------------------------------------------------------------------------
     Net written premiums subject to retrospectively rated premiums ..   $648,672   $ 811,018   $684,635
     Percentage of total net written premiums ........................        9.5%       10.6%       8.7%
     ---------------------------------------------------------------------------------------------------

     Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts - Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     written premium, and earns these premiums immediately. For premium estimates that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

     In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is not considered in the calculation.

     For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to its insureds the option to purchase an extended reporting endorsement which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the discovery period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

     Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

     Retroactive Reinsurance: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the statement of income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

     Deposit Accounting: Assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62 and SSAP No. 75, entitled Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, credited or qualified by the Insurance Department of the State of New York; or ii) the collateral (i.e.: funds withheld, letters of credit or trusts) meets all the requirements of the Insurance Department of the State of New York. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to other gain in the statement of income.

     High Deductible Policies: In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 65, entitled Property and Casualty Contracts, the Company establishes loss reserves for high deductible policies net of deductibles (or reserve credits). As of December 31, 2008 and 2007, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,613,086 and $3,620,497, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     The Company establishes a non-admitted asset for 10 percent of paid loss recoverables, on high deductible policies, in excess of collateral held on an individual insured basis, or for 100 percent of paid loss recoverables where no collateral is held. As of December 31, 2008 and 2007, the amount billed and recoverable on paid claims was $64,016 and $179,109, respectively, of which $40,854 and $19,716, respectively, were non-admitted. Additionally, the Company establishes an allowance for doubtful accounts for such paid loss recoverables in excess of collateral and after non-admitted assets, and does not recognize reserve credits where paid loss credits are deemed by the Company to be uncollectible.

     Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of AIUOA. See Note 5 for a description of the AIUOA pooling agreement and related financial statement presentation.

     Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs in Other Liabilities. The liability is earned over the terms of the underlying policies.

     Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

     The Company discounts its loss reserves on workers' compensation claims.

     The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves and LAE reserves (net of reinsurance) subject to the tabular discounting were $2,263,861 and $2,014,235, as of December 31, 2008 and 2007,
     respectively. As of December 31, 2008 and 2007, the Company's tabular discount amounted to $263,886 and $285,969, respectively, all of which were applied against the Company's case reserves.

     The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by the New York State Insurance Department. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $2,263,861 and $2,014,235 as of December 31, 2008 and 2007, respectively. As of December 31, 2008 and 2007, the Company's non-tabular discount amounted to $327,771 and $255,772, respectively, all of which were applied against the Company's case reserves.

     Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     foreign currency into United States currency are recorded as adjustments to surplus. Realized gains and losses resulting from foreign currency transactions are included in income in Other Income.

     Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

     Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

     Capital and Surplus: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

     Non-Admitted Assets: Certain assets, principally electronic data processing
     (EDP) equipment, software, leasehold improvements, certain overdue agents' balances, accrued retrospective premiums, certain deposit accounting assets that do not meet all the State of New York requirements, prepaid expenses, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to Unassigned Surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding 5 years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2008 and 2007, depreciation and amortization expense amounted to $25,260 and $24,539, and accumulated depreciation as of December 31, 2008 and 2007 amounted to $141,379 and $137,278, respectively.

     Reclassifications: Certain balances contained in the 2007 and 2006 financial statements have been reclassified to conform to the current year's presentation.

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS
-----------------------------------------------------------------------

During 2008, 2007 and 2006, the Company dedicated significant effort to the resolution of weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the assets, liabilities, and surplus to policyholders as reported in the Company's 2007, 2006 and 2005 annual statements. The corrections of these adjustments resulted in an after tax statutory credits (charges) of $935, $(56,532) and $55,538 as of January 1, 2008, 2007 and 2006 respectively.

In accordance with SSAP No. 3 entitled Accounting Changes and Correction of Errors, these adjustments have been reported as an adjustment to unassigned surplus as of January 1, 2008, 2007 and 2006.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The impact of these adjustments on policyholder surplus as of January 1, 2008, 2007 and 2006 is as follows:

---------------------------------------------------------------------------
                                                              Policyholders
                                                                 Surplus
---------------------------------------------------------------------------
Balance at December 31, 2007 ...............................   $7,296,957
Adjustments to beginning Capital and Surplus:
   Asset realization .......................................       (9,156)
   Liability correction ....................................       15,525
   Federal income taxes, net of capital adjustments of
      $58,700 ..............................................       (5,434)
---------------------------------------------------------------------------
      Total adjustments to beginning Capital and Surplus ...          935
---------------------------------------------------------------------------
Balance at January 1, 2008, as adjusted ....................   $7,297,892
===========================================================================

---------------------------------------------------------------------------
                                                              Policyholders
                                                                 Surplus
---------------------------------------------------------------------------
Balance at December 31, 2006 ...............................   $6,211,853
Adjustments to beginning Capital and Surplus:
   Federal income taxes ....................................      (79,156)
   Goodwill ................................................        2,146
   Asset admissibility .....................................        5,841
   Expense recognition .....................................       14,637
---------------------------------------------------------------------------
      Total adjustments to beginning Capital and Surplus ...      (56,532)
---------------------------------------------------------------------------
Balance at January 1, 2007, as adjusted ....................   $6,155,321
===========================================================================

---------------------------------------------------------------------------
                                                              Policyholders
                                                                 Surplus
---------------------------------------------------------------------------
Balance at December 31, 2005 ...............................    $5,049,651
Adjustments to beginning Capital and Surplus:
   Asset admissibility .....................................        (3,482)
   Foreign translation adjustment ..........................       102,290
   Federal income taxes ....................................       (43,270)
---------------------------------------------------------------------------
      Total adjustments to beginning Capital and Surplus ...        55,538
---------------------------------------------------------------------------
Balance at January 1, 2006, as adjusted ....................    $5,105,189
===========================================================================

An explanation for each of the adjustments for prior period corrections is described below:

Asset realization: The Company identified that a commuted retroactive ceded reinsurance reserve asset should have been written-off in a prior year.

Liability correction: The Company determined that certain inter company balances relating to American Home's Japan Branch were unsupported.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

Asset admissibility: The Company determined that certain receivables for high deductible policies and other assets should have been non-admitted.

Federal income taxes (current and deferred): The change in federal income tax expense is primarily related to (i) the appropriate characterization as a settlement of an intercompany balance impacting unassigned surplus rather than a capital contribution with no impact to total capital and surplus; (ii) an increase in provisions for potential tax exposures; and (iii) corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company resulting in no impact in the table above (see Note 9).

Foreign translation adjustment: The Company determined that certain adjustments were required relating to the translation of balances for the Company's Canadian branch.

Goodwill: Correction of the amortization of goodwill.

Expense recognition: The Company determined that certain revisions to commissions expense related to certain accident and health contracts were needed.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS
--------------------

Statutory Fair Value of Financial Instruments:
----------------------------------------------

The following table presents the carrying amount and statutory fair values of the Company's financial instruments as of December 31, 2008 and 2007.

                                                      2008                      2007*
----------------------------------------------------------------------------------------------
                                              Carrying    Statutory     Carrying    Statutory
                                               Amount     Fair Value     Amount     Fair Value
----------------------------------------------------------------------------------------------
Assets:
   Bonds ................................  $13,790,336  $13,162,193  $15,843,721  $16,075,222
      Common stocks .....................    2,064,755    2,064,755    3,139,327    3,529,455
      Preferred stocks ..................      255,675      250,025      613,732      610,622
      Other invested assets .............    1,555,659    1,555,659    1,943,313    1,943,313
      Securities lending collateral .....           --           --      279,774      279,774
      Cash and short-term investments ...    1,076,759    1,076,759      442,029      442,029
      Receivable for securities .........        1,711        1,711           --           --
      Equities in underwriting pools and
         associations ...................      717,391      717,391    1,211,817    1,211,817
Liabilities:
      Securities lending payable ........  $        --  $        --  $   304,398  $   304,398
      Collateral deposit liability ......      318,127      318,127      354,916      354,916
      Payable for securities ............           --           --        3,331        3,331
----------------------------------------------------------------------------------------------

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows:

     . The statutory fair values of bonds, unaffiliated common stocks and preferred stocks are based on NAIC market value for 2007. During 2008, the NAIC adopted new reporting requirements for fair value such that insurers are no longer required to use the value derived from the Securities Valuation Office (SVO). Instead, the Company is required to obtain fair values that reliably reflect the price at which a security would sell in an arms length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchange, broker or custodian or SVO.

     . The statutory fair values of affiliated common stock are based on the underlying equity of the respective entity's financial statements, except for publicly traded affiliates (other than Trans *Re for 2008, as discussed in Note 1) which are based on quoted market values.

     . Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements.

--------------------
* For 2007, the NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     . The carrying value of all other financial instruments approximates fair value.

The amortized cost and market values of the Company's bond investments as of December 31, 2008 and 2007 are outlined in the table below:*

----------------------------------------------------------------------------------------------------------------------------
                                                                                         Gross        Gross
                                                                          Amortized    Unrealized   Unrealized      Market
                                                                            Cost         Gains        Losses        Value
----------------------------------------------------------------------------------------------------------------------------
As of December 31, 2008
   U.S. governments ..................................................   $   342,814    $ 17,532     $    857    $   359,489
   All other governments .............................................       237,743       5,372           71        243,044
   States, territories and possessions ...............................     2,477,551      62,833       65,735      2,474,649
   Political subdivisions of states, territories and possessions .....     2,937,737      51,776       68,565      2,920,948
   Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and their
      political subdivisions .........................................     6,841,572      81,971      442,673      6,480,870
   Public utilities ..................................................        37,551         490           --         38,041
   Industrial and miscellaneous ......................................       915,368       4,936      275,152        645,152
----------------------------------------------------------------------------------------------------------------------------
         Total bonds, as of December 31, 2008 ........................   $13,790,336    $224,910     $853,053    $13,162,193
============================================================================================================================
As of December 31, 2007*
   U.S. governments ..................................................   $   331,397    $  9,847     $    114    $   341,130
   All other governments .............................................       843,820      13,464          248        857,036
   States, territories and possessions ...............................     2,729,603      53,167        2,240      2,780,530
   Political subdivisions of states, territories and possessions .....     3,320,639      66,000        1,435      3,385,204
   Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and their
      political subdivisions .........................................     6,935,227     118,715       23,268      7,030,674
   Public utilities ..................................................        79,320         948           66         80,202
   Industrial and miscellaneous ......................................     1,603,715       7,578       10,847      1,600,446
----------------------------------------------------------------------------------------------------------------------------
         Total bonds, as of December 31, 2007 ........................   $15,843,721    $269,719     $ 38,218    $16,075,222
============================================================================================================================

--------------------
* For 2007, the NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The amortized cost and market values of bonds at December 31, 2008, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

-----------------------------------------------------------------------------
                                                    Amortized
                                                       Cost      Market Value
-----------------------------------------------------------------------------
   Due in one year or less .....................   $    63,952   $    64,171
   Due after one year through five years .......       914,058       928,312
   Due after five years through ten years ......     2,831,197     2,902,404
   Due after ten years .........................     9,527,950     9,078,415
   Mortgaged-backed securities .................       453,179       188,891
-----------------------------------------------------------------------------
   Total bonds .................................   $13,790,336   $13,162,193
=============================================================================

Proceeds from sales and gross realized gains and gross realized losses were as follows:

For the years ended December 31,                      2008                     2007                      2006
-----------------------------------------------------------------------------------------------------------------------
                                                           Equity                    Equity                    Equity
                                              Bonds      Securities      Bonds     Securities       Bonds    Securities
-----------------------------------------------------------------------------------------------------------------------
     Proceeds from sales ................   $6,117,426   $2,755,122   $4,142,868   $2,980,634   $4,370,165   $3,151,915
     Gross realized gains ...............       80,829      255,843       83,609      191,600        6,407      222,465
     Gross realized losses ..............      125,139      487,333       17,451      151,981       21,502      105,248
-----------------------------------------------------------------------------------------------------------------------

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The cost or amortized cost and market value of the Company's common and preferred stocks as of December 31, 2008 and 2007 are set forth in the table below:

                                                       December 31, 2008
------------------------------------------------------------------------------------------------------
                           Cost or      Gross        Gross
                          Amortized   Unrealized   Unrealized     Market     Non-Admitted    Carrying
                            Cost        Gains        Losses        Value         Asset         Value
------------------------------------------------------------------------------------------------------
Common stocks:
--------------
   Affiliated ........   $  494,547   $  981,812    $130,781    $1,345,578        $--       $1,345,578
   Non-affiliated ....      784,440       86,171     151,434       719,177         --          719,177
------------------------------------------------------------------------------------------------------
      Total ..........   $1,278,987   $1,067,983    $282,215    $2,064,755        $--       $2,064,755
======================================================================================================
Preferred stocks:
-----------------
   Affiliated ........   $       --   $       --    $     --    $       --        $--       $       --
   Non-affiliated ....      277,589        4,940      32,504       250,025         --          255,675
------------------------------------------------------------------------------------------------------
      Total ..........   $  277,589   $    4,940    $ 32,504    $  250,025        $--       $  255,675
======================================================================================================

                                                       December 31, 2007*
------------------------------------------------------------------------------------------------------
                           Cost or      Gross        Gross
                          Amortized   Unrealized   Unrealized     Market     Non-Admitted    Carrying
                            Cost        Gains        Losses        Value         Asset         Value
------------------------------------------------------------------------------------------------------
Common stocks:
--------------
   Affiliated ........   $  498,958   $1,447,794    $138,650    $1,808,102        $2,310    $1,805,792
   Non-affiliated ....    1,057,784      331,241      55,490     1,333,535            --     1,333,535
------------------------------------------------------------------------------------------------------
      Total ..........   $1,556,742   $1,779,035    $194,140    $3,141,637        $2,310    $3,139,327
======================================================================================================
Preferred stocks:
-----------------
   Affiliated ........   $       --   $       --    $     --    $       --        $   --    $       --
   Non-affiliated ....      613,732           --       3,110       610,622            --       613,732
------------------------------------------------------------------------------------------------------
      Total ..........   $  613,732   $       --    $  3,110    $  610,622        $   --    $  613,732
======================================================================================================

As of December 31, 2008 and 2007, the Company held derivative investments of $0 and ($289), respectively.

--------------------
* For 2007, the NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The fair market value together with the aging of the gross pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2008 and 2007 is set forth in the table below:

                                                 12 Months or Less       Greater than 12 Months            Total
-------------------------------------------------------------------------------------------------------------------------
                                                  Fair     Unrealized       Fair     Unrealized      Fair      Unrealized
Description of Securities                        Value       Losses        Value       Losses        Value       Losses
-------------------------------------------------------------------------------------------------------------------------
As of December 31, 2008:
------------------------
   U. S. governments ......................   $   70,176    $    857    $       --    $     --    $   70,176   $      857
   All other governments ..................        3,084          71            --          --         3,084           71
   States, territories and possessions ....      889,564      53,490       107,537      12,245       997,101       65,735
   Political subdivisions of states,
      territories and possessions .........    1,701,805      61,935       109,475       6,630     1,811,280       68,565
   Special revenue ........................    3,548,004     235,961       883,394     206,712     4,431,398      442,673
   Public utilities .......................           --          --            --          --            --           --
   Industrial and miscellaneous ...........      320,499     218,513       102,964      56,639       423,463      275,152
-------------------------------------------------------------------------------------------------------------------------
   Total bonds ............................    6,533,132     570,827     1,203,370     282,226     7,736,502      853,053
-------------------------------------------------------------------------------------------------------------------------
   Affiliated .............................           --         408       129,959     130,373       129,959      130,781
   Non-affiliated .........................      382,359     142,256         8,227       9,178       390,586      151,434
-------------------------------------------------------------------------------------------------------------------------
   Common stock ...........................      382,359     142,664       138,186     139,551       520,545      282,215
-------------------------------------------------------------------------------------------------------------------------
   Preferred stock ........................      156,447      23,647        13,360       8,857       169,807       32,504
-------------------------------------------------------------------------------------------------------------------------
   Total stocks ...........................      538,806     166,311       151,546     148,408       690,352      314,719
-------------------------------------------------------------------------------------------------------------------------
   Total bonds and stocks .................   $7,071,938    $737,138    $1,354,916    $430,634    $8,426,854   $1,167,772
=========================================================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

                                                          12 Months or Less    Greater than 12 Months           Total
-----------------------------------------------------------------------------------------------------------------------------
                                                          Fair     Unrealized    Fair      Unrealized     Fair     Unrealized
Description of Securities                                 Value      Losses      Value       Losses       Value      Losses
-----------------------------------------------------------------------------------------------------------------------------
As of December 31, 2007:
------------------------
   U. S. governments ................................  $   12,878    $    98    $    406    $     16      $13,284   $    114
   All other governments ............................      13,210        151      24,004          97       37,214        248
   States, territories and possessions ..............     191,194      1,574      57,650         666      248,844      2,240
   Political subdivisions of states, territories and
      possessions ...................................     241,561      1,435          69          --      241,630      1,435
   Special revenue ..................................   1,313,469     23,258       4,269          10    1,317,738     23,268
   Public utilities .................................       1,786          1      11,762          65       13,548         66
   Industrial and miscellaneous .....................     719,728     10,065      99,735         782      819,463     10,847
-----------------------------------------------------------------------------------------------------------------------------
   Total bonds ......................................   2,493,826     36,582     197,895       1,636    2,691,721     38,218
-----------------------------------------------------------------------------------------------------------------------------
   Affiliated .......................................       9,991      2,813     110,276     135,837      120,267    138,650
   Non-affiliated ...................................     426,898     55,490          --          --      426,898     55,490
-----------------------------------------------------------------------------------------------------------------------------
   Common stock .....................................     436,889     58,303     110,276     135,837      547,165    194,140
-----------------------------------------------------------------------------------------------------------------------------
   Preferred Stock ..................................      15,904      3,110          --          --       15,904      3,110
-----------------------------------------------------------------------------------------------------------------------------
   Total stocks .....................................     452,793     61,413     110,276     135,837      563,069    197,250
-----------------------------------------------------------------------------------------------------------------------------
   Total bonds and stocks ...........................  $2,946,619    $97,995    $308,171    $137,473   $3,254,790   $235,468
=============================================================================================================================

As of December 31, 2008 and 2007, the Company does not intend to sell these investments.

The Company reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $12,134, $14,097 and $776 in 2008, 2007 and 2006, respectively and reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $454,457, $16,271 and $17,934 during 2008, 2007 and 2006, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

During 2008, 2007 and 2006, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

    ------------------------------------------------------------------------
    For the years ended December 31,                    2008    2007   2006
    ------------------------------------------------------------------------
    Valueact Capital Partners ........................ $2,270 $    -- $   --
    Spencer Capital Opportunity Fund LLP .............  1,213      --     --
    JC Flowers .......................................     --   6,017     --
    Electra European Fund ll .........................     --   2,619     --
    ATV VI ...........................................     --   1,604     --
    TH Lee Putnam ....................................     --   1,000     --
    Morgan Stanley III ...............................     --   1,032     --
    Gresham Global Investment Fund ll K4 .............     --      --  2,559
    Items less than $1.0 million .....................  2,380   1,820  1,051
    ------------------------------------------------------------------------
       Total ......................................... $5,863 $14,092 $3,610
    ========================================================================

The Company was party to a Securities Agency Lending Agreement (Agreement) with AIG Global Securities Lending Corporation (AIGGSLC), a Delaware registered company which terminated on March 26, 2009. As of July 31, 2008, the Company instructed AIGGSLC not to enter into any new transactions on its behalf. As a result, the Company had no loaned securities as of December 31, 2008. As of December 31, 2007, securities with a market value of $298,033 were on loan.

Securities borrowers provided cash collateral in an amount in excess of the fair value of the securities loaned. AIGGSLC monitored the daily fair value of loaned securities relative to the collateral fair value. Additional collateral was obtained as necessary to ensure that collateral was maintained at a minimum of 102% for domestic transactions and 105% for cross-border transactions of the value of the securities loaned. The collateral was not available for the general use of the Company (restricted) and the securities lending transactions were accounted for as secured borrowings as required by SSAP No. 91.

Pursuant to the Agreement, AIGGSLC maintained responsibility for the reinvestment and control of such collateral. Declines in the fair value of the reinvested collateral at December 31, 2007, to the extent that such declines resulted in collateral less than 102% of the fair value of the securities loaned for domestic transactions and 105% of the fair value of the securities loaned for cross-border transactions, have been reported as a non-admitted asset in the financial statements presented herein.

In response to the potential lack of liquidity for certain reinvested collateral, the Company's ultimate parent, AIG, agreed to make the Company whole for any pretax realized losses due to sales of reinvested collateral during the period August 1, 2007 through August 1, 2008. During 2008 and 2007, the Company received funds of $898 and $1,945, respectively, from AIG. These funds have been reported as capital contributions in the financial statements presented herein.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

Securities carried at an amortized cost of $1,066,438 and $2,973,267 were deposited with regulatory authorities as required by law as of December 31, 2008 and 2007, respectively.

During 2008, 2007 and 2006, included in Net Investment Income Earned were investment expenses of $8,439, $9,607 and $7,329, respectively and interest expense of $27,739, $99,036 and $98,741, respectively.

The Company reported hybrid securities totaling $117,650 and $127,153 as of December 31, 2008 and 2007, respectively.

Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), which specifies measurement and disclosure standards related to asset and liabilities measured at fair value. The Company measures at fair value on a recurring basis certain bonds (specifically, bonds with NAIC ratings of 3 or lower where market is less than amortized cost), common and preferred stocks.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing basis. An other-than-active market is one in which there are few transactions, the prices are not current, price quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

Fair Value Hierarchy

SFAS 157 defines three "levels" based on observability of inputs available in the marketplace used to measure the fair values. Such levels are:

     . Level 1: Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities.

     . Level 2: Fair value measurements, based on inputs other than quoted prices included in Level 1 that are observable for the asset liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable at commonly quoted intervals.

     . Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability.

Bonds, Common Stocks, Preferred Stocks

The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company uses market values for common stocks, preferred stocks and bonds with NAIC ratings of 3 or below where market value is less than amortized cost. When market values are not available,

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

market values are obtained from third party pricing sources.

The following table presents information about financial instruments carried at fair value on a recurring basis and indicates the level of the fair value measurement on the levels of the inputs used:

--------------------------------------------------------------------------------
                                          Level 1   Level 2  Level 3     Total
--------------------------------------------------------------------------------
Bonds .................................  $     --  $ 11,310  $44,055  $   55,365
Common stocks .........................   857,376       371    8,660     866,407
Preferred stocks ......................       739   233,074       --     233,813
--------------------------------------------------------------------------------
Total .................................  $858,115  $244,755  $52,715  $1,155,585
================================================================================

The following table presents changes during 2008 in Level 3 financial instruments measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in income during 2008 related to the Level 3 financial instruments that remained in the balance sheet at December 31, 2008.

The Company initially estimates the fair value of investments in joint ventures and limited partnerships (predominately private limited partnerships and certain hedge funds) by reference to transaction price. Subsequently, the Company obtains the fair value of these investments generally from net asset value information provided by the general partner or manager of the investments, the financial statements of which are audited annually. The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value as a fair value measurement.

---------------------------------------------------------------------------------------------------------------------------
                                       Net Realized and
                                  Unrealized Gains (Losses)     Unrealized
                      Balance     Included in Net Investment  Gains (Losses)  Purchases, Sales,                 Balance at
                    Beginning of      Income and Realized       Included in       Issuances,     Transfers In  December 31,
                        Year        Capital Gains (Losses)        Surplus     Settlements, Net      (Out)          2008
---------------------------------------------------------------------------------------------------------------------------
Bonds                  $47,498              $(155)               $(13,034)         $(2,843)         $12,589       $44,055
Common stocks           13,295                 60                  (5,957)           1,262               --         8,660
---------------------------------------------------------------------------------------------------------------------------
Total                  $60,793              $ (95)               $(18,991)         $(1,581)         $12,589       $52,715
===========================================================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The Company also measures the fair value of certain assets such as joint ventures and limited partnerships included in other invested assets on a non-recurring basis when events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Assets measured at fair value on a non-recurring basis on which impairment charges were recorded were as follows:

--------------------------------------------------------------------------------
                                               Level 1  Level 2  Level 3   Total
--------------------------------------------------------------------------------
Other invested assets                            $--     $3,483   $2,380  $5,863
--------------------------------------------------------------------------------
Total                                            $--     $3,483   $2,380  $5,863
================================================================================

NOTE 4 - RESERVES FOR LOSSES AND LAE
------------------------------------

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2008, 2007 and 2006 is set forth in the table below:

-----------------------------------------------------------------------------------------
                                                       2008         2007         2006
-----------------------------------------------------------------------------------------
Reserves for losses and LAE, beginning of year ... $13,732,102  $12,754,581  $11,620,078
Incurred losses and LAE related to:
   Current accident year .........................   5,573,146    5,366,376    5,343,020
   Prior accident years ..........................     (30,723)     (80,939)      66,978
-----------------------------------------------------------------------------------------
       Total incurred losses and LAE .............   5,542,423    5,285,437    5,409,998
-----------------------------------------------------------------------------------------
Paid losses and LAE related to:
   Current accident year .........................  (1,689,045)  (1,436,644)  (1,265,788)
   Prior accident years ..........................  (4,316,880)  (2,871,272)  (3,009,707)
-----------------------------------------------------------------------------------------
       Total paid losses and LAE .................  (6,005,925)  (4,307,916)  (4,275,495)
-----------------------------------------------------------------------------------------
Reserves for losses and LAE, as of December 31, .. $13,268,600  $13,732,102  $12,754,581
=========================================================================================

For all three years the Company experienced minor loss and LAE reserve development for prior years, including accretion of loss reserve discount. For 2008 and 2007, the Company experienced minor beneficial loss and LAE reserve development for prior years, including accretion of loss reserve discount, while for 2006, it experienced minor adverse development on the same basis. For 2008, favorable on D&O and other classes of business offset adverse development on the Company's excess casualty business. The adverse development on excess casualty was primarily related to accident years 2003 and prior. In 2007, there was adverse development related to accident years 2003 and prior, offset by favorable development from accident years 2004 through 2006. The favorable developments for accident years 2004 through 2006 were spread across many classes of business. The adverse development from accident years 2003 and prior related primarily to the Company's excess casualty and primary workers compensation classes of business. For 2006, the adverse loss and LAE reserve development primarily related to claims and accident years 2002 and prior, largely relating to asbestos and to accretion of workers compensation discount.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

In calendar year 2008, there were two transactions that resulted in a significant increase in paid loss with a corresponding decrease in loss reserves. These transactions were the result of the Canadian Branch novation (see Note 5E) and the Foreign Operations restructuring (see Note 5F). The total calendar year paid as a result of these events were approximately $331,200 and $306,000 for the Canada novation and Foreign Operations restructuring, respectively. These payments are spread over many accident years and resulted in modest beneficial development of about $21,600. In addition, accident year 2008 had $108,000 of paid loss in calendar year 2008 from one credit excess of loss assumed treaty. There will be no additional impact from this treaty as the full limits of the treaty have been paid.

As of December 31, 2008, 2007 and 2006, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $178,706, $199,953 and $198,524, respectively.

As of December 31, 2008, 2007 and 2006, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $5,340,598, $5,987,568 and $6,322,799, respectively (exclusive of inter-company pooling).

NOTE 5 - RELATED PARTY TRANSACTIONS
-----------------------------------

A.   National Union Inter-company Pooling Agreement
     ----------------------------------------------

     The Company, as well as certain other insurance affiliates, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, PA (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

     In connection therewith, the Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     A list of all pooling participants and their respective participation percentages is set forth in the table below:

---------------------------------------------------------------------------------------
                                                                NAIC Co.  Participation
Member Company                                                    Code       Percent
---------------------------------------------------------------------------------------
National Union Fire Insurance Company of Pittsburgh, PA ......    19445       38.0%
American Home Assurance Company ..............................    19380       36.0%
Commerce and Industry Insurance Company (C&I) ................    19410       11.0%
New Hampshire Insurance Company (NHIC) .......................    23841        5.0%
The Insurance Company of the State of Pennsylvania (ISOP) ....    19429        5.0%
AIG Casualty Company  (AIG Casualty) .........................    19402        5.0%
American International South Insurance Company ...............    40258        0.0%
Granite State Insurance Company ..............................    23809        0.0%
Illinois National Insurance Company ..........................    23817        0.0%
=======================================================================================

     American International Pacific Insurance Company (AIP) terminated its zero percentage participation in the National Union Inter-Company Pooling Agreement (the Commercial Pool) effective July 1, 2007. Commercial risks ceded to the Commercial Pool by AIP prior to its exit will remain in that pool until their natural expiry. AIP's cessions of personal lines risks to the Commercial Pool were commuted and 100% ceded to AIG's Personal Lines Pool, which AIP joined effective July 1, 2007, also with a zero percentage participation.

     Effective January 1, 2008 AIU Insurance Company's (AIUI) percentage in the Commercial Pool was reduced from 1% to 0% and C&I's fixed participation was revised retroactively to 11% from 10%. Cessions from AIUI to the Commercial Pool will be run off. AIUI was relieved of any and all corresponding liabilities related to its 1% participation.

B.   American International Underwriters Overseas Association Pooling
     ----------------------------------------------------------------
     Arrangement
     -----------

     AIG formed AIUOA, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. A list of all members in AIUOA and their respective participation percentages is set forth in the table below:

---------------------------------------------------------------------------------------
                                                                NAIC Co.  Participation
Member Company                                                    Code       Percent
---------------------------------------------------------------------------------------
American International Underwriters Overseas, Limited                --       67.0%
New Hampshire Insurance Company                                   23841       12.0%
National Union Fire Insurance Company of Pittsburgh, PA           19445       11.0%
American Home Assurance Company                                   19380       10.0%
=======================================================================================

     In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, National Union, and the Company.

     At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves, unearned premium reserves, funds withheld, reinsurance recoverable, ceded balances payable and retroactive reinsurance as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves, unearned premium reserves, funds withheld, reinsurance recoverable, ceded balances payable and retroactive reinsurance are recorded on a gross basis. As of December 31, 2008 and 2007, the Company's interest in the AIUOA amounted to $717,391 and $1,211,817, respectively, gross of the following amounts, after consideration of the National Union inter-company pooling agreement.

     ----------------------------------------------------------------------------
     As of December 31,                                         2008      2007
     ----------------------------------------------------------------------------
     Loss and LAE reserves .................................. $548,564  $876,280
     Unearned premium reserves ..............................  240,933   355,239
     Funds held .............................................   15,031    23,885
     Ceded balances payable .................................   75,043   103,406
     Reinsurance recoverable ................................   26,961    39,825
     Retroactive reinsurance ................................      132      (967)
     ----------------------------------------------------------------------------

     Additionally, the Company holds 3.2% of the issued share capital of AIG Europe S.A. As of December 31, 2008 and 2007, the Company's interest in AIG Europe S.A. amounted to $22,706 and $29,541, respectively.

C.   Guarantee Arrangements
     ----------------------

     The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee. The Company would be required to perform under the guarantee agreements in events or circumstances (including bankruptcy, reorganization and similar proceedings) whereby the guaranteed companies fail to make payments under the policies of insurance (including guaranteed investment contracts and funding agreements) they have issued. The guarantees will remain in effect until terminated by the Company. The Company has the unilateral right to terminate the guarantees effective thirty (30) days after publication of a notice to terminate in the Wall Street Journal.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     The guarantees are not expected to have a material effect upon the Company's surplus as the guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of the guarantees is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

     The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

     The guarantees that were in effect as of December 31, 2008 are included in the table below:

------------------------------------------------------------------------------------------------------------------
                                                   Date    Policyholder's    Invested    Estimated  Policyholder's
Guaranteed Company                                Issued     Obligations      Assets        Loss        Surplus
------------------------------------------------------------------------------------------------------------------
AIG Advantage Insurance Company .....            12/15/97   $     71,132   $     55,314     $ --      $    20,234
AIG Edison Life Insurance Company ...            09/15/98     10,278,874     21,445,440       --          867,930
AIG Europe S.A. .....................  **        03/02/98      3,698,191      1,392,128       --        1,155,646
AIG Europe (Netherlands) N.V. .......  **        11/01/02        928,580        208,689       --          151,077
AIG Hawaii Insurance Company, Inc. ..            11/05/97        115,009        126,973       --           64,104
AIG Mexico Seguros Interamericana,
   S.A. de C.V. .....................  **        12/15/97        240,778         79,903       --           54,206
AIG SunAmerica Life Assurance
   Company ..........................  *   +     01/04/99      4,007,084      5,123,191       --        1,271,231
AIG UK Limited (formerly Landmark
   Insurance Company, Ltd (UK)) .....  *   ++    03/02/98      4,103,222      3,644,199       --        1,884,267
American General Life Insurance
   Company ..........................      +     03/03/03     28,280,889     30,981,124       --        2,687,622
American General Life and Accident
   Insurance Company ................            03/03/03      8,384,964      8,746,322       --          563,502
American International Insurance
   Company ..........................            11/05/97        388,207        638,065       --          373,703
American International Insurance
   Company of California, Inc. ......            12/15/97        262,991         62,765       --           20,943
American International Insurance
   Company of New Jersey ............            12/15/97         78,923         53,879       --           29,978
First SunAmerica Life Insurance
   Company ..........................  *   ++++  01/04/99      6,340,269      6,760,887       --          544,171
Lloyd's Syndicate  1414 .............  **  +++   12/15/04        933,249        932,605       --          155,935
SunAmerica Life Insurance Company ...  *   +     01/04/99     17,705,063     23,953,249       --        4,653,124
The United States Life Insurance
   Company of the City of NY ........            03/03/03      4,350,106      4,768,153       --          351,266
The Variable Annuity Life
   Insurance Company ................      +     03/03/03     30,541,269     33,521,468       --        2,415,366
------------------------------------------------------------------------------------------------------------------
Total ...............................                       $120,708,800   $142,494,354     $ --      $17,264,305
==================================================================================================================

--------------------
*    The guaranteed company is also backed by a support agreement issued by AIG.
**   Policyholders' surplus is based on local GAAP financial statements.
+ This guarantee was terminated as to policies written after December 29, 2006.
++ This guarantee was terminated as to policies written after November 30, 2007.
+++ Guarantees issued on December 15, 2004 and January 20, 2005 were terminated on October 31, 2007. Guarantee issued on November 1, 2002 is still in effect.
++++ This guarantee was terminated on January 31 2008.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The Company does not believe that the events of AIG discussed in Notes 13 and 14 will increase the likelihood that the guarantees will be materially impacted.

D.   Investments in Affiliates

     As of December 31, 2008 and 2007, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows. The 2008 and 2007 balances are net of $0 and $2,310 respectively of non-admitted balances.

------------------------------------------------------------------------------------------------------------
                                                                         Carrying Value at
                                                 Ownership  Actual Cost     December 31,    Change in Equity
Affiliated Common Stock Investments               Percent       2008            2008              2008
------------------------------------------------------------------------------------------------------------
21st Century Insurance Group ..................     16.4%     $238,948       $  117,912        $   9,946
AIG Hawaii Insurance Company, Inc. ............    100.0%       10,000           64,060             (687)
AIG Mexico Industrial, L.L.C. .................     49.0%        8,725            8,783             (176)
AIG Non Life Holding Company (Japan), Inc. ....    100.0%      124,477          127,779         (117,378)
American International Insurance Company ......      0.0%           --               --          (91,791)
American International Realty Corporation .....     31.5%       37,771           50,537              114
Eastgreen, Inc. ...............................     13.8%       12,804            9,964              (27)
Fuji Fire and Marine Insurance Company ........      2.8%       22,309           19,451           19,451
Pine Street Real Estate Holdings Corporation ..     31.5%        5,445            2,083            2,083
Transatlantic Holdings, Inc. ..................     33.2%       34,068          945,009         (281,749)
------------------------------------------------------------------------------------------------------------
Total common stocks - affiliates ..............               $494,547       $1,345,578        $(460,214)
============================================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                            Carrying Value at
                                                    Ownership  Actual Cost     December 31,    Change in Equity
Affiliated Common Stock Investments                  Percent       2007            2007              2007
---------------------------------------------------------------------------------------------------------------
21st Century Insurance Group .....................     16.3%     $240,668       $  107,966       $ (84,630)
AIG Hawaii Insurance Company, Inc. ...............    100.0%       10,000           64,747          (4,865)
AIG Mexico Industrial, L.L.C. ....................     49.0%        8,725            8,959           6,517
AIG Non Life Holding Company (Japan), Inc. .......    100.0%      124,477          245,157        (155,861)
American International Insurance Company .........     25.0%       25,000           91,791           2,334
American International Realty Corporation ........     31.5%       37,771           50,423           6,379
Eastgreen, Inc. ..................................     13.4%       12,804            9,991          (4,231)
American International Life Assurance Company ....      0.0%           --               --        (157,619)
Pine Street Real Estate Holdings Corporation .....     31.5%        5,445               --          (2,816)(a)
AIG Claim Service, Inc. ..........................      0.0%           --               --         (46,675)
Transatlantic Holdings, Inc. .....................     33.3%       34,068        1,226,758         178,435
---------------------------------------------------------------------------------------------------------------
Total common stocks - affiliates .................               $498,958       $1,805,792       $(263,032)
===============================================================================================================

--------------------
(a)  Balance not admitted

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly traded affiliates which are based on quoted market values, less a discount as prescribed by NAIC SAP (see
     Note 2).

     The remaining equity interest in these investments, except for Transatlantic Holdings, Inc. and Fuji Fire and Marine Insurance Company, are owned by other affiliated companies, which are wholly-owned by the Ultimate Parent.

     On June 30, 2008, the Company paid a dividend to its parent, AIGCIG, equal to its 25% interest in American International Insurance Company (AIIC) in the amount of $90,813. This transaction resulted in a realized gain of $65,813. This transaction was designed to simplify the organization and provide an enhanced regulatory and legal platform. See Note 14, Subsequent Events for further information regarding AIIC.

     On May 15, 2007, the Company's Ultimate Parent entered into a definitive merger agreement with 21st Century Insurance Group (21st Century) to acquire the outstanding 39.3% publicly held shares of 21st Century for $22.00 per share in cash. On that date, the Ultimate Parent and its subsidiaries owned approximately 60.7% of the outstanding shares of 21st Century, including approximately 16.3% of the outstanding shares that are owned by the Company. On September 27, 2007, the Company's Ultimate Parent completed the merger, the Ultimate Parent and its subsidiaries owned 100% of 21st Century and 21st Century requested that the New York Stock Exchange delist its shares. On December 31, 2007, the Ultimate Parent contributed its 39.3% interest in 21st Century Insurance Group to certain of its other subsidiaries. The Company's ownership percentage did not change. Under applicable statutory accounting principles, the Company's carrying value of its investment in 21st Century was revalued from quoted market value less a discount to a statutory net worth basis, resulting in a decrease of approximately $115,610 to the Company's June 30, 2007 policyholder's surplus.

     The Company has ownership interests in certain affiliated real estate holding companies. From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2008 and 2007, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0% amounted to $959,265 and $1,368,930, respectively.

E.   American Home Canadian Branch Novation

     Effective November 1, 2008, the American Home Canadian Branch entered into an assumption reinsurance and asset purchase agreement with AIG Commercial Insurance Company of Canada (AIGCIC) under which the existing and inforce policies of insurance issued by the Branch were novated to AIGCIC. Subsequent to the transfer, the Branch ceased operations and is in the process of being dissolved. The transaction has been accounted for at fair value in accordance with NAIC Statement of Statutory Accounting Principles
     (SSAP) No. 25, entitled Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties (SSAP 25) as it qualifies as an "economic transaction". The fair value of the liabilities assumed by AIGCIC are approximately $2,146,053. In connection with AIGCIC's assumption of such liabilities, the Branch transferred assets at fair value that, in total, equal the obligations assumed by AIGCIC less a balance representing intangible assets of approximately $75,693 which are being deferred and will be amortized over a 10 year period and netted within the Company's other assets. The release of the liabilities and the transfer of the investments to AIGCIC by

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     the Branch have been accounted for in the Company's Statement of Cash Flows as benefit and loss related payments of $331,200 and proceeds from investments sold, matured or repaid, respectively, resulting in these cash flow line items increasing by $1,225,013. The following table summarizes the pre-tax gain recognized by the Company as a result of this transaction:

     ------------------------------------------------------------------------------
     Description                                                            Amount
     ------------------------------------------------------------------------------
     Loss from investments included in realized capital gains/losses ..   $(210,868)
     Underwriting gain ................................................      13,762
     Other income (ceding commission) .................................      14,276
     Gain relating to foreign exchange included in other income .......     371,741
     ------------------------------------------------------------------------------
     Net pre-tax gain .................................................   $ 188,911
     ==============================================================================

     In relation to and prior to this transaction, AIG Commercial Insurance Group, Inc. (AIGCIG) contributed capital to AIGCIC in the amount of approximately $964,000. AIGCIG obtained such funding via dividends paid by the following entities:

     ---------------------------------------------------------------------------
     Company                                                           Dividend
     ---------------------------------------------------------------------------
     National Union ..............................................    $ 299,000
     American Home Assurance Company .............................      170,000
     C&I .........................................................      103,000
     ISOP ........................................................      122,000
     AIG Casualty ................................................      103,000
     NHIC ........................................................      167,000

     During the fourth quarter of 2008 and subsequent to this transaction, the Branch repatriated its remaining net assets of $921,000 to the Company. The Company subsequently utilized $691,000 of this repatriated amount to pay a dividend to AIGCIG of $691,000. Subsequently, AIGCIG contributed such funds to the following entities in consideration for the dividends paid to originally fund the transaction:

     ------------------------------------------------------------------------------------
     Company                                                         Capital Contribution
     ------------------------------------------------------------------------------------
     National Union ..............................................         $ 299,000
     ISOP ........................................................           122,000
     AIG Casualty ................................................           103,000
     NHIC ........................................................           167,000

F.   FOREIGN OPERATIONS RESTRUCTURING
     --------------------------------

     UK Restructure & Part VII

     In 2007 the foreign property and casualty division of AIG initiated the restructuring of its United Kingdom (UK)

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     general insurance operations designed to simplify the organization and provide an enhanced regulatory and legal platform for its future growth and improve transparency and efficiency. This restructuring was completed in a series of transactions involving the corporate entity structure and other business transfer transactions. The corporate entity structure transactions effectively amended the legal ownership of the companies operating in the UK while the business transactions involved the transfer of business previously written by the UK branch of New Hampshire Insurance Company (the UK Branch) to its UK insurance company.

     Amended Corporate Structure

     In 2007, to support the legal realignment of its UK operations, AIUO Ltd incorporated the intermediate holding companies AIG UK Holding Limited, AIG UK Financing Company Limited, and AIG UK Sub Holdings Limited. On November 26, 2007, AIUO Ltd transferred the shares of its wholly owned subsidiary, Landmark Insurance Company Ltd (Landmark) to AIU UK Holdings (UK Holdings) in return for share capital of UK Holdings. Landmark was then renamed AIG UK Ltd and its holding was cascaded down to AIG UK Financing Company Limited and on to AIG UK Sub Holding Company Limited in share for share exchanges on November 27 and 28, respectively. AIUO Ltd also transferred the shares in its wholly owned subsidiary, AIG Europe UK Limited to UK Holdings in exchange for the issuance of additional shares in UK Holdings. AIG Europe UK Limited was then renamed AIG UK Services Limited and its share holding was cascaded down through AIG UK Financing Company Limited, AIG UK Sub Holding company Limited and on to AIG UK Limited. Two other affiliates of the Company, AIG Europe Ireland and American International Company Ltd made cash contributions to UK Holding in exchange for share capital of UK Holdings.

     Business Transfer

     On December 1, 2007, AIG transferred all of the business written by New Hampshire Insurance Company's UK Branch to AIG UK Ltd. This transaction was accomplished pursuant to an application made to the High Court of Justice in England and Wales for an order under Part VII of the Financial Services and Markets Act 2000 of the UK to transfer the aforementioned business (Part VII Transaction). Prior to the transfer, the business of the UK Branch was recorded by the Company through its participation in AIUOA. By transferring the existing rights and future rights of the UK business, the Association members transferred the value of the business, and unrealized translation balances, to AIG UK Ltd and shares of AIG UK Ltd stock were issued to the members of the Association for fair value of the business transferred. These shares were then transferred to UK Holdings in exchange for shares in UK Holdings. New Hampshire UK Aviation business was transferred by New Hampshire directly, for shares of AIG UK Ltd stock equal to the fair value of the Aviation business transferred. Additionally, as part of the transaction several intercompany reinsurance agreements (both commutations and new contracts) were executed involving other subsidiaries of AIG. The results of the New Hampshire UK Aviation business had been previously reported through the Company's participation in the Commercial Pool.

     For US income tax purposes, the restructuring of the UK Branch qualified as a tax free reorganization. While generally tax free, certain intangible assets were recognized as taxable income upon transfer to AIG UK Ltd. pursuant to Internal Revenue Code section 367. Additionally, unrealized foreign currency gains and losses were realized upon the termination of the UK Branch. It is expected that foreign currency gains and losses offset each other for tax purposes resulting in an immaterial net number. The tax effects of the transaction reported in the Company's financial statements are disclosed below.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     During the 2008 year there were additional contributions to UK Holdings by AIUOA and AIUO Ltd. In aggregate, UK Holdings issued 21,448 common equity shares in exchange for all assets contributed, which included cash, intangibles and the value of the contributed entities and rights of the UK business.

     Completion of the aforementioned business transfer, including the related reinsurance transactions, resulted in the following changes to the Company's financial statements:

     -------------------------------------------------------------------------------
                                                       Investment in UK
                                      P VII Transfer        Holdings        Total
     -------------------------------------------------------------------------------
     Participation in AIUOA .......    $ (383,080)       $ (14,651)       $(397,731)
     Liabilities ..................       446,151                -          446,151
     Underwriting income ..........        57,634                -           57,634
     Other income .................         3,783                -            3,783
     Net income (pre-tax) .........        87,664                -           87,664
     Surplus (pre-tax) ............        63,071          (14,651)          48,420

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

G.   OTHER RELATED PARTY TRANSACTIONS
     --------------------------------

     The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2008 and 2007 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2008 and 2007 and all capital contributions and dividends.

                                                                ASSETS RECEIVED BY          ASSETS TRANSFERRED BY
                                                                    THE COMPANY                  THE COMPANY
     ----------------------------------------------------------------------------------------------------------------
        Date of         Explanation of          Name of       Statement
     Transaction          Transaction          Affiliate       Value      Description   Statement Value   Description
     ----------------------------------------------------------------------------------------------------------------
        02/25/08          Dividend              AIGCIG         $     --           --       $ 90,000          Cash
        03/31/08          Dividend              AIGCIG               --           --        200,000          Cash
        06/30/08        Dividend (c)            AIGCIG               --           --         90,813 (b)     In kind
        06/30/08          Dividend              AIGCIG               --           --        177,425          Cash
        09/30/08        Dividend (c)            AIGCIG               --           --        163,395          Cash
        11/30/08        Dividend (c)            AIGCIG               --           --        170,000 (a)      Cash
        12/29/08        Dividend (c)            AIGCIG               --           --        683,000 (a)      Cash
        12/31/08        Dividend (c)            AIGCIG               --           --          8,000 (a)   Securities
        08/14/08    Purchases of security       AIGSL           177,605         Cash        177,605          Bonds
        08/15/08    Purchases of security       AIGSL           144,305         Cash        144,305          Bonds
        09/30/08    Capital contribution        AIGSL               898         Cash             --           --
        Various     Capital contribution (d)    AIGCIG          164,719      In kind             --           --
          (1)       Capital contribution        AIGCIG          691,000         Cash             --           --
     ----------------------------------------------------------------------------------------------------------------

(1) Reported as Type 1 subsequent event at December 31, 2008. The funds were received on March 30, 2009

(a) The transfer of AHAC Canadian branch to AIG Commercial Insurance Company of Canada (AIGCIC)- Refer to Note 5D

(b)  Transfer and reorganization of AIIC - Refer to Note 5D

(c)  Extraordinary dividend - Refer to Note 11

(d)  Capital contributions in lieu of Tax Sharing Agreement - Refer to Note 9

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

                                                          ASSETS RECEIVED BY           ASSETS TRANSFERRED BY
                                                              THE COMPANY                   THE COMPANY
     ----------------------------------------------------------------------------------------------------------------
        Date of         Explanation of          Name of       Statement
     Transaction          Transaction          Affiliate       Value      Description   Statement Value   Description
     ----------------------------------------------------------------------------------------------------------------
        03/19/07         Bond sale               NHIC         $ 28,555       Cash         $ 28,555          Bond
        03/19/07         Bond sale           AIG Casualty       67,801       Cash           67,801          Bond
        03/19/07         Bond sale               C&I            36,452       Cash           36,452          Bond
        03/19/07         Bond sale               ISOP           59,458       Cash           58,121          Bond
        03/19/07         Bond sale            Lexington        139,013       Cash          137,416          Bond
        03/23/07         Bond sale            AIG Excess        25,556       Cash           24,981          Bond
        03/30/07          Dividend              AIGCIG              --        --           500,000          Cash
        05/31/07          Dividend              AIGCIG              --        --            75,000          Cash
        12/03/07          Dividend              AIGCIG              --        --            40,000          Cash
        08/30/07    Purchase of investment      AIGSL          136,735       Bonds         138,478          Cash
        12/17/07    Sale of investment (1)       AIG           191,000       Cash          191,000       Investment
        12/17/07    Sale of investment (2)   National Union     59,000       Cash           59,000       Investment
        10/24/07    Capital contribution        AIGCIG           1,840      In kind             --           --
        12/31/07    Capital contribution        AIGCIG             105      In kind             --           --
        12/31/07    Capital contribution         AIG           160,000      In kind             --           --
     ----------------------------------------------------------------------------------------------------------------

(1)  Sale of American International Life Assurance Company to AIG

(2)  Sale of AIG Domestic Claims to National Union

AIGSL: AIG Security Lending

     The Company did not change its methods of establishing terms regarding any affiliate transactions during the years ended December 31, 2008, 2007 and 2006.

     In the ordinary course of business, the Company utilizes AIG Technology, Inc., AIG Global Investment Corp., and AIG Domestic Claims, Inc. for data center systems, investment services, salvage and subrogation, and claims management, respectively. In connection with these services, the fees incurred by the Company to these affiliates during 2008, 2007 and 2006 are outlined in the table below:

     --------------------------------------------------------------------------------
     For the years ended December 31,                    2008       2007       2006
     --------------------------------------------------------------------------------
     AIG Technology, Inc. ..........................   $ 31,036   $ 28,562   $ 24,562
     AIG Global Investment Corp. ...................      6,895      7,273      6,047
     AIG Domestic Claims, Inc. .....................    254,033    243,985    225,071
     --------------------------------------------------------------------------------
      TOTAL ........................................   $291,964   $279,820   $255,680
     ================================================================================

     As of December 31, 2008 and 2007, short-term investments included amounts invested in the AIG Managed Money Market Fund of $228,165 and $126,534, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

Federal and foreign income taxes recoverable from affiliates as of December 31, 2008 and 2007 amounted to $406,899 and $143,717, respectively.

During 2008, 2007 and 2006 the Company sold premium receivables without recourse to AI Credit Corporation and recorded losses on these transactions as follows.

   ------------------------------------------------------
   As of December 31,                2008     2007   2006
   ------------------------------------------------------
   Accounts receivable sold .....  $71,679  $53,865  $ --
   Losses recorded ..............    1,842    1,605    --
   ------------------------------------------------------

As of December 31, 2008 and 2007, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):

-----------------------------------------------------------------------------
As of December 31,                                           2008      2007
-----------------------------------------------------------------------------
Balances with pool member companies .....................  $827,061  $113,001
Balances less than 0.5% of admitted assets ..............     3,656     2,694
-----------------------------------------------------------------------------
Receivable from parent, subsidiaries and affiliates .....  $830,717  $115,695
=============================================================================
Balances with pool member companies .....................  $     --  $ 48,873
Balances less than 0.5% of admitted assets ..............    38,999   103,311
-----------------------------------------------------------------------------
Payable to parent, subsidiaries and affiliates ..........  $ 38,999  $152,184
=============================================================================

On March 31, 2005 the Company and certain of its affiliates entered into a settlement agreement with an insured to release all the asbestos claims and other products coverage potentially available under the applicable insurance policies by making specified payments to the insured on a quarterly basis from March 2005 to December 2016. Between March 31, 2006 and March 25, 2008 the insured entered into a series of receivable sale agreements with A.I. Credit Corporation (a wholly owned AIG subsidiary) whereby A.I. Credit Corporation purchased the insured's March 2006 to December 2016 receivables of $365,000 for $278,930. The Company did not reduce its loss reserves for the agreements between the insured and A.I. Credit Corporation.

NOTE 6 - REINSURANCE
--------------------

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

During 2008, 2007 and 2006, the Company's net premiums written and net premiums earned were comprised of the following:

For the years ended December 31,            2008                      2007                      2006
--------------------------------------------------------------------------------------------------------------
                                    Written       Earned      Written       Earned      Written       Earned
----------------------------------------------------------  ------------------------  ------------------------
Direct premiums ................  $ 3,003,169  $ 4,553,852  $ 6,744,997  $ 7,388,935  $ 7,514,507  $ 7,180,260
Reinsurance premiums assumed:
   Affiliates ..................    9,358,318   10,173,382   11,006,993   11,024,337   11,336,822   11,001,341
   Non-affiliates ..............      166,239      238,591      173,756      107,304       48,750      243,681
--------------------------------------------------------------------------------------------------------------
      Gross premiums ...........   12,527,726   14,965,825   17,925,746   18,520,576   18,900,079   18,425,282
--------------------------------------------------------------------------------------------------------------
Reinsurance premiums ceded:
   Affiliates ..................    4,663,334    6,541,514    9,049,872    9,598,801    9,833,954    9,534,749
   Non-affiliates ..............    1,018,383    1,031,090    1,215,889    1,218,759    1,182,156    1,190,522
------------------------------------------------------------------------------------  ------------------------
      Net premiums .............  $ 6,846,009  $ 7,393,221  $ 7,659,985  $ 7,703,016  $ 7,883,969  $ 7,700,011
==============================================================================================================

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2008 and 2007 with the return of the unearned premium reserve is as follows:

                          Assumed Reinsurance      Ceded Reinsurance              Net
----------------------------------------------------------------------------------------------
                         Unearned                Unearned                Unearned
                          Premium   Commission    Premium   Commission    Premium   Commission
                         Reserves     Equity     Reserves     Equity     Reserves     Equity
----------------------------------------------------------------------------------------------
December 31, 2008
   Affiliates ........  $4,747,277   $634,349   $1,416,996   $195,996   $3,330,281   $438,353
   Non-affiliates ....       5,651        755      480,922     66,520     (475,271)   (65,765)
----------------------------------------------------------------------------------------------
   Totals ............  $4,752,928   $635,104   $1,897,918   $262,516   $2,855,010   $372,588
==============================================================================================
December 31, 2007
   Affiliates ........  $5,562,341   $646,155   $3,295,177   $372,259   $2,267,164   $273,896
   Non-affiliates ....      78,003      9,061      493,629     55,766     (415,626)   (46,705)
----------------------------------------------------------------------------------------------
   Totals ............  $5,640,344   $655,216   $3,788,806   $428,025   $1,851,538   $227,191
==============================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

As of December 31, 2008 and 2007 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

-------------------------------------------------------------
                         Unearned   Paid Losses  Reserves For
                          Premium       and       Losses And
                         Reserves       LAE           LAE
-------------------------------------------------------------
December 31, 2008
  Affiliates .........  $1,416,996    $273,774   $13,650,198
   Non-affiliates ....     480,922     371,990     2,373,097
------------------------------------------------------------
   TOTAL .............  $1,897,918    $645,764   $16,023,295
============================================================
December 31, 2007
   Affiliates ........  $3,295,177    $195,333   $15,139,495
   Non-affiliates ....     493,629     405,240     2,668,848
------------------------------------------------------------
   Total .............  $3,788,806    $600,573   $17,808,343
============================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The Company's unsecured reinsurance recoverables as of December 31, 2008 in excess of 3.0% of its capital and surplus is set forth in the table below:

                                                            Naic Co.
Reinsurer                                                     Code       Amount
---------------------------------------------------------------------------------
Affilliates:
   National Union Pool ...................................       --   $12,373,879
   American International Underwriters Overseas, Ltd. ....       --       407,343
   American International Insurance Company ..............    32220       359,071
   New Hampshire Indemnity Company .......................    23833       170,518
   Transatlantic Reinsurance Company .....................    19453       235,378
   AIG Global Trade and Political Risk Insurance Co. .....    10651       126,175
   American International Life Assurance Co. NY (US) .....    60607        10,494
   United Guaranty Insurance Company .....................    11715        34,605
   Hartford Steam Boiler Inspection and Insurance Co. ....    11452         6,627
   Audubon Insurance Company .............................    19933         1,011
   AIG Excess Liability Insurance Company, Ltd. ..........    10932         3,904
   Lexington Insurance Company ...........................    19437        28,271
   American Internatlional Reinsurance Co. Ltd                   --       562,747
   American Int'l Specialty Lines Ins Company ............    26883         3,956
   American Life And General Ins Co (Trinidad & Tobago) ..       --         3,494
   Other affiliates less than $1.0 million ...............       --         4,858
---------------------------------------------------------------------------------
      Total affiliates ...................................            $14,332,331
---------------------------------------------------------------------------------
   Lloyd's ...............................................       --       213,982
   Swiss Re Group ........................................       --       231,669
---------------------------------------------------------------------------------
       Total non-affiliates ..............................                445,651
---------------------------------------------------------------------------------
 Total affiliates and non-affiliates .....................            $14,777,982
=================================================================================

During 2008, 2007 and 2006, the Company reported in its Statements of Income statutory losses of $165, $144 and $12,318, respectively, as a result of losses incurred from commutations with the following reinsurers:

----------------------------------------------------------
Company                                2008  2007    2006
----------------------------------------------------------
Trenwick America ....................  $ --  $ --  $ 8,280
Alea Group ..........................    --    --    2,432
Other reinsurers below $1 million ...   165   144    1,606
----------------------------------------------------------
Total ...............................  $165  $144  $12,318
==========================================================

As of December 31, 2008 and 2007, the Company had reinsurance recoverables on paid losses in dispute of $112,640 and $81,670, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

In 2008, 2007 and 2006, the Company wrote-off reinsurance recoverables balances of $(4,906), $13,734 and $30,849, respectively.

As described in Note 5, the Company is party to an inter-company pooling agreement. In the ordinary course of business, the Company also assumes business, primarily from affiliated entities. As of December 31, 2008 and 2007, the Company's premium receivable and losses payable on assumed business are as follows:

-----------------------------------------------------------------------------------------------------
                          2008                                     Affiliate  Non-affiliate    Total
-----------------------------------------------------------------------------------------------------
Premiums in course of collection ................................   $405,981     $6,474      $412,455
Reinsurance payable on paid loss and loss adjustment expenses ...    475,797      6,118       481,915

-----------------------------------------------------------------------------------------------------
                          2007                                     Affiliate  Non-affiliate     Total
-----------------------------------------------------------------------------------------------------
Premiums in course of collection ................................   $233,004     $3,219      $236,223
Reinsurance payable on paid loss and loss adjustment expenses ...    257,605      6,312       263,917

The primary components of the affiliated assumed reinsurance balances summarized above relate to reinsurance agreements with member companies of the Personal Lines Pool (AIIC) and American International Specialty Lines Insurance Company (AISLIC). As of December 31, 2008 and 2007, the Company's premium receivable and losses payable on assumed reinsurance due from and to, respectively, with AIIC and AISLIC are as follows:

                                                                          2008                2007
--------------------------------------------------------------------------------------------------------
Caption                                                              AIIC     AISLIC     AIIC     AISLIC
--------------------------------------------------------------------------------------------------------
Premiums in course of collection ................................  $108,866  $161,177  $105,692  $92,674
Reinsurance payable on paid loss and loss adjustment expenses ...   150,587   199,331   122,908   87,616

Effective January 1, 2008, the Personal Lines intercompany pooling agreement was amended to include four additional entities.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 7 - RETROACTIVE REINSURANCE
--------------------------------

As of December 31, 2008 and 2007, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

---------------------------------------------------------------------------------------------
                                                         2008                    2007
---------------------------------------------------------------------------------------------
                                                 Assumed      Ceded      Assumed      Ceded
---------------------------------------------------------------------------------------------
Reserves transferred:
   Initial reserves .........................   $ 216,347   $ 453,727   $ 216,347   $ 453,727
   Adjustments - prior year(s) ..............    (158,100)     (8,673)   (173,698)    (25,147)
   Adjustments - current year ...............         (37)   (372,123)     15,598      16,474
---------------------------------------------------------------------------------------------
   Balance as of December 31, ...............      58,210      72,931      58,247     445,054
---------------------------------------------------------------------------------------------
Paid losses recovered:
   Prior year(s) ............................      27,761     379,745      19,407     367,297
   Current year .............................      23,465    (311,721)      8,354      12,448
---------------------------------------------------------------------------------------------
   Total recovered as of December 31, .......      51,226      68,024      27,761     379,745
---------------------------------------------------------------------------------------------
   Carried reserves as of December 31, ......   $   6,984   $   4,907   $  30,486   $  65,309
=============================================================================================
Consideration paid or received:
   Initial reserves .........................   $ 201,597   $ 276,437   $ 201,597   $ 276,437
   Adjustments - prior year(s) ..............    (179,882)    (13,900)   (180,015)    (14,331)
   Adjustments - current year ...............          --    (202,820)        133         431
---------------------------------------------------------------------------------------------
   Total paid as of December 31, ............   $  21,715   $  59,717   $  21,715   $ 262,537
=============================================================================================

                                                 Assumed      Ceded      Assumed      Ceded
---------------------------------------------------------------------------------------------
Special surplus from retroactive reinsurance:
   Initial surplus gain or loss realized * ..   $      --   $  47,559   $      --   $  47,559
   Adjustments - prior year(s) ..............          --       1,774          --       2,289
   Adjustments - current year ...............          --     (47,017)         --        (515)
---------------------------------------------------------------------------------------------
   Balance as of December 31, 2007 ..........   $      --   $   2,316   $      --   $  49,333
=============================================================================================

--------------------
* Reflects amounts recorded to segregated special surplus as of January 1, 2004.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

In 2008, the Company commuted a reinsurance treaty ceded to affiliated company American International Reinsurance Co. (AIRCO). The treaty that incepted in 1998 was accounted for as retroactive reinsurance. 2008 changes to Reserves Transferred, Paid Losses Reimbursed or Recovered and Special Surplus from Retroactive Reinsurance attributable to this commutation were as follows:

                                                    2008
                                                  --------
Reserves transferred ..........................   $380,610
Paid losses recovered .........................    336,470
Consideration received ........................    201,005
Special surplus from retroactive reinsurance ..     44,140

The Company's retroactive reinsurance reserve balance (by reinsurer) as of December 31, 2008, is set forth in the table below:

-------------------------------------------------------------------------------------
                                                       2008                2007
-------------------------------------------------------------------------------------
Reinsurer                                        Assumed    Ceded   Assumed    Ceded
-------------------------------------------------------------------------------------
   American International Reinsurance
      Company ...............................    $   --    $   --   $    --   $44,140
   American International Specialty Lines
      Insurance Company .....................     2,810        --    26,275        --
   AXA Corporate Solutions ..................        --        --        --     1,354
   Commerce and Industry Insurance Company of
      Canada ................................     4,174        --     4,174        --
   Lyndon Property Insurance Company ........        --     1,691        --     1,142
   PEG Reinsurance Co. ......................        --        --        --    13,978
   Transatlantic ............................        --     1,308        --        --
   All other reinsurers less than $1.0
      million ...............................        --     1,908        37     4,695
-------------------------------------------------------------------------------------
      Total .................................    $6,984    $4,907   $30,486   $65,309
=====================================================================================

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES
--------------------------------------------------

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

As of December 31, 2008 and 2007, the Company's deposit assets and liabilities were comprised of the following:

                                                                   Deposit     Deposit     Funds Held    Funds Held
                                                                   Assets    Liabilities     Assets     Liabilities
-------------------------------------------------------------------------------------------------------------------
December 31, 2008:
   Direct .....................................................   $     --     $ 95,776      $    --      $     --
   Assumed ....................................................         --       92,527       88,515            --
   Ceded ......................................................    530,085           --           --       484,067
-------------------------------------------------------------------------------------------------------------------
   Total ......................................................   $530,085     $188,303      $88,515      $484,067
===================================================================================================================

                                                                   Deposit     Deposit     Funds Held    Funds Held
                                                                   Assets    Liabilities     Assets     Liabilities
-------------------------------------------------------------------------------------------------------------------
December 31, 2007:
   Direct .....................................................   $     --     $ 95,122      $    --      $     --
   Assumed ....................................................         --       94,389       98,917            --
   Ceded ......................................................    751,468           --           --       695,928
-------------------------------------------------------------------------------------------------------------------
   Total ......................................................   $751,468     $189,511      $98,917      $695,928
===================================================================================================================

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2008 and 2007 is set forth in the table below:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

                                                                            2008                       2007
---------------------------------------------------------------------------------------------------------------------
                                                                   Deposit       Deposit      Deposit       Deposit
                                                                    Assets     Liabilities     Assets     Liabilities
---------------------------------------------------------------------------------------------------------------------
Balance at January 1 ..........................................   $ 751,468     $189,511     $ 809,537     $172,296
   Deposit activity, including loss recoveries ................    (250,415)          78      (106,254)      17,935
   Interest income or expense, net of amortization of margin ..      12,068       (1,286)       39,148         (720)
   Non-admitted asset portion .................................      16,964           --         9,037           --
---------------------------------------------------------------------------------------------------------------------
Balance as of December 31 .....................................   $ 530,085     $188,303     $ 751,468     $189,511
=====================================================================================================================

                                                                            2008                       2007
---------------------------------------------------------------------------------------------------------------------
                                                                  Funds Held    Funds Held   Funds Held    Funds Held
                                                                    Assets     Liabilities     Assets     Liabilities
---------------------------------------------------------------------------------------------------------------------
Balance at January 1 ..........................................    $ 98,917     $ 695,928     $94,279      $703,508
   Contributions ..............................................          --           144       4,664         1,016
   Withdrawals ................................................     (10,402)     (238,108)        (26)      (54,096)
   Interest ...................................................          --        26,103          --        45,500
---------------------------------------------------------------------------------------------------------------------
Balance as of December 31 .....................................    $ 88,515     $ 484,067     $98,917      $695,928
=====================================================================================================================

The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess Reinsurance Company Ltd. (Union Excess) and Richmond Insurance Company (Barbados) Limited (Richmond) are treated as affiliated.

As of December 31, 2008 and 2007, the deposit assets with related parties, relating primarily to reinsurance transactions with Union Excess, amounted to $540,279 and $611,039, respectively. During 2008, loss recoveries from Union Excess resulted in a decrease in deposit assets and funds held liabilities of $49,176.

The Company commuted deposit balances of $47,290 with a participant in the Union Excess reinsurance programs, resulting in no gain or loss to the Company, and balances of $141,711 with European Reinsurance Company Ltd., resulting in a loss of $2,323. As a result of these commutations with Union Excess and European Reinsurance Company Ltd., the funds held balances declined by $47,290 and $141,711, respectively. During 2007, loss recoveries from Union Excess resulted in a decrease in deposit accounting assets of $50,593 and funds held on deposit accounting liabilities of $1,347.

NOTE 9 - FEDERAL INCOME TAXES
-----------------------------

The Company files a consolidated U.S. federal income tax return with American International Group, Inc. (the Ultimate Parent or AIG) and its domestic subsidiaries. The Company has a written tax sharing agreement with its Parent which was amended, effective January 1, 2008. The current and prior agreement provides that the Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. Additionally, the amended tax sharing agreement contains the following significant modifications to the previous agreement:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

..    A tax Sub Group was formed among twenty seven Commercial Insurance Group and United Guaranty Companies under AIG Property Casualty Group, Inc. The tax Sub Group will settle inter-company income taxes as if the Sub Group were filing its own consolidated income tax return. Any net liability of the Sub Group will be remitted to AIG, Inc. under a separate tax sharing agreement, and AIG, Inc. will reimburse the Sub Group for any net tax attributes utilized in the AIG, Inc. consolidated income tax return.

..    Any tax realized by the Company from triggering the deferred inter-company gain (as determined under Treasury Regulation Section 1.1502-13) of a "Qualifying Transaction" will be paid by AIG, Inc. A Qualifying Transaction is the transfer or sale of the stock or substantially all of the assets of an operating subsidiary which results in a deferred inter-company gain, including the pre-existing deferred inter-company gain from a prior sale or transfer.

..    As of the effective date of the agreement, AIG Property Casualty Group assumed each Sub Group members Tax Reserve in a deemed capital transaction. Tax Reserves mean any liability recorded in accordance with Financial Accounting Standards Board Interpretation No. 48 - Accounting for Uncertainty in Income Taxes ("FIN 48:) and any tax liability recorded as the result of an agreed upon adjustment with the tax authorities.

..    The tax sharing agreement was modified to be consistent with the AIG, Inc.
     and Federal Reserve Bank of New York Credit Agreement ("Credit Agreement"). Generally, the amended agreement provides that in an Asset Sale the Company will remit to AIG, Inc. no more than it otherwise would have absent the Credit Agreement.

..    In the event the Company is deconsolidated from the AIG consolidated federal income tax return, AIG Parent, Sub Group Parent and the Company will determine under a separate agreement the final allocation of tax attributes and the final settlement of inter-company tax balances.

Pursuant to the amended tax sharing agreement, AIG Property Casualty group assumed $164,719 of tax liabilities related to pre-existing deferred inter-company gain and FIN 48 liabilities.

The federal income tax recoverable/payable in the accompanying statement of admitted assets, liabilities, capital and surplus are due to/from the Parent. The statutory U.S. federal income tax rate is 35% at December 31, 2008.

The components of the Company's net deferred tax assets/liabilities as of December 31, 2008 and 2007 are as follows:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
As of December 31,                                                                   2008         2007
---------------------------------------------------------------------------------------------------------
Gross deferred tax assets .....................................................   $1,204,730   $1,240,598
Gross deferred tax liabilities ................................................     (355,875)    (526,581)
Non-admitted deferred tax assets in accordance with SSAP No.10, income taxes ..     (402,242)    (331,439)
---------------------------------------------------------------------------------------------------------
Net admitted deferred tax assets ..............................................   $  446,613   $  382,578
=========================================================================================================
Change in non-admitted deferred tax assets
adjustment to December 31, 2007 surplus .......................................      (34,673)
Change in non-admitted deferred tax assets - paid in capital ..................       80,741
Change in non-admitted deferred tax assets - current year .....................       24,735
---------------------------------------------------------------------------------------------------------
Change in non-admitted deferred tax assets ....................................   $   70,804
=========================================================================================================

During 2008, 2007 and 2006, the Company's current federal income tax expense was comprised of the following:

--------------------------------------------------------------------------------------------------------------------
For the years ended December 31,                                                     2008         2007        2006
--------------------------------------------------------------------------------------------------------------------
Income tax expense (benefit) on net underwriting and net investment income ....   $ 135,559     $309,946    $261,144
Federal income tax adjustment - prior years ...................................      99,679       38,413       2,119
--------------------------------------------------------------------------------------------------------------------
Current income tax expense (benefit) ..........................................   $ 235,238     $348,359    $263,263
====================================================================================================================
Income tax on realized capital gains ..........................................   $(270,995)    $ 29,141    $ 29,092
====================================================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The composition of the Company's net deferred tax assets as of December 31, 2008 and 2007, along with the changes in deferred income taxes for 2008, is set forth in the table below:

-----------------------------------------------------------------------------------------------------------------------------------
As of December 31,                                                                                 2008         2007        Change
-----------------------------------------------------------------------------------------------------------------------------------
Deferred Tax Assets:
   Loss reserve discount ....................................................................   $  377,943   $  402,282   $ (24,339)
   Non-admitted assets ......................................................................      169,600      208,445     (38,845)
   Unearned premium reserve .................................................................      276,479      313,279     (36,800)
   Unrealized capital loss ..................................................................       30,153           --      30,153
   Partnerships .............................................................................       56,739       40,925      15,814
   Bad debt .................................................................................      127,614      151,901     (24,287)
   Investment write downs ...................................................................      102,927       13,897      89,030
   Goodwill .................................................................................       29,949           --      29,949
   Foreign tax credits ......................................................................       25,959           --      25,959
   Deferred tax remediation - Adj to Dec 31, 2007 surplus ...................................           --       34,673     (34,673)
   Other temporary difference ...............................................................        7,367       75,196     (67,829)
-----------------------------------------------------------------------------------------------------------------------------------
         Gross deferred tax assets ..........................................................    1,204,730    1,240,598     (35,868)
      Non-admitted deferred tax assets ......................................................     (402,242)    (296,766)   (105,476)
      Non-admitted deferred tax assets - adjustment to December 31, 2007 surplus ............           --      (34,673)     34,673
-----------------------------------------------------------------------------------------------------------------------------------
         Admitted deferred tax assets .......................................................      802,488      909,159    (106,671)
-----------------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities
   Unrealized capital gains .................................................................     (318,829)    (393,879)     75,050
   Investments ..............................................................................       (5,121)     (67,403)     62,282
   Depreciation .............................................................................      (19,370)     (20,714)      1,344
   Other temporary differences ..............................................................      (12,555)     (44,585)     32,030
-----------------------------------------------------------------------------------------------------------------------------------
   Gross deferred tax liabilities ...........................................................     (355,875)    (526,581)    170,706
-----------------------------------------------------------------------------------------------------------------------------------
         Net admitted deferred tax assets ...................................................   $  446,613   $  382,578   $  64,035
===================================================================================================================================
   Gross deferred tax assets ................................................................   $1,204,730   $1,240,598   $ (35,868)
   Gross deferred tax liabilities ...........................................................     (355,875)    (526,581)    170,706
-----------------------------------------------------------------------------------------------------------------------------------
   Net deferred tax assets ..................................................................   $  848,855   $  714,017   $ 134,838
===================================================================================================================================
    Income tax effect of unrealized capital gains, net of adjustment to December 31, 2007
      Surplus ...............................................................................                               (94,517)
   Capital contribution as a result of new tax sharing agreement ............................                               (80,741)
-----------------------------------------------------------------------------------------------------------------------------------
   Change in net deferred income taxes ......................................................                             $ (40,420)
===================================================================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The actual tax expense on income from operations differs from the tax expense calculated at the statutory tax rate. A reconciliation of the Company's income tax expense and the significant items causing this difference for the years ended December 31, 2008, 2007 and 2006 are as follows:

                                                                   2008                      2007                      2006
------------------------------------------------------------------------------------------------------------------------------------
                                                            Amount    Tax Effect     Amount     Tax Effect     Amount     Tax Effect
------------------------------------------------------------------------------------------------------------------------------------
Net income before federal income taxes and capital gain
   taxes ..............................................   $ 325,408   $ 113,893    $1,725,242   $ 603,835    $1,271,556   $ 445,045
Book to tax adjustments:
   Tax exempt income ..................................    (481,365)   (168,478)     (543,812)   (190,334)     (455,068)   (159,274)
   Dividends received deductions ......................     (55,925)    (19,574)       (5,993)     (2,098)      (21,938)     (7,678)
   Meals and entertainment ............................       1,412         494         1,749         612            --          --
   Non-deductible penalties ...........................         761         266         1,508         528            --          --
   Change in non-admitted assets ......................     120,143      42,050      (138,048)    (48,318)      132,784      46,474
   Federal income tax adjustments-- prior years .......          --          --            --      55,224            --          --
   Branch termination .................................      13,298       4,654            --          --            --          --
   Transfer pricing adjustments .......................      11,949       4,182
   Remediation adjustments ............................          --          --            --          --       (17,777)     (6,222)
   Change in tax positions ............................          --      32,007            --      31,842            --          --
   Other non-taxable income ...........................      (7,179)     (2,513)
   Foreign tax credits ................................          --          --            --          --            --     (14,104)
   Other ..............................................          --      (2,318)           --          --            --       1,384
------------------------------------------------------------------------------------------------------------------------------------
   Total book to tax adjustments ......................    (396,906)   (109,230)     (684,596)   (152,544)     (361,999)   (139,420)
------------------------------------------------------------------------------------------------------------------------------------
Total federal taxable income and tax ..................   $ (71,498)  $   4,663    $1,040,646   $ 451,291    $  909,557   $ 305,625
====================================================================================================================================
Current federal income tax ............................               $ 235,238                 $ 348,359                 $ 263,263
Income tax on net realized capital gains ..............                (270,995)                   29,141                    29,092
Change in net deferred income taxes ...................                  40,420                    73,791                    13,270
                                                                      ----------                ----------                ----------
Total federal income tax ..............................               $   4,663                 $ 451,291                 $ 305,625
                                                                      ==========                ==========                ==========

The amount of federal income tax incurred and available for recoupment in the event of future net operating losses for tax purposes for 2008 is set forth in the table below:

     ----------------------------------------------------------------------
     Current year                                                  $109,570
                                                                   --------
     First preceding year .......................................  $400,196
     ----------------------------------------------------------------------

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

As of December 31, 2008, the Company had $25,959 foreign tax credits carry forwards available to offset against future taxable income. The Company had no unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2007 and 2006. Federal income taxes paid to (recovered from) the Ultimate Parent amounted to $138,061 during 2008, $231,602 during 2007 and $372,256 during 2006.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

     -----------------------------------------------------------------------
     Year Ended December 31, 2008                            2008      2007
     -----------------------------------------------------------------------
        Gross unrecognized tax benefits at January 1, ..   $36,698   $ 3,527
        Increases in tax positions for prior years .....    59,743    33,171
        Decreases in tax positions for prior years .....      (646)       --
     -----------------------------------------------------------------------
     Gross unrecognized tax benefits at December 31 ....   $95,795   $36,698
     =======================================================================

As of December 31, 2008 and 2007, the Company's unrecognized tax benefits, excluding interest and penalties, were $95,795 and $36,698, respectively. As of December 31, 2008 and 2007, the Company's unrecognized tax benefits included $31,191 and zero, respectively, related to tax positions the disallowance of which would not affect the effective tax rate. Accordingly, as of December 31, 2008 and 2007, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $64,604 and $36,698, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2008 and 2007, the Company had accrued $8,643 and $6,868, respectively, for the payment of interest (net of the federal benefit) and penalties. For the year ended December 31, 2008, the Company recognized $1,775 of interest (net of the federal benefit) and penalties in the Consolidated Statement of Income.

The Company continually evaluates adjustments proposed by taxing authorities. At December 31, 2008, such proposed adjustments would not result in a material change to the Company's consolidated financial condition, although it is possible that the effect could be material to the Company's consolidated results of operations for an individual reporting period. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

Listed below are the tax years that remain subject to examination by major tax jurisdictions:

                   Major Tax Jurisdictions   Open Tax Years
                   -----------------------   --------------
                   United States .........      2000-2007

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS
--------------------------------------------------------------

A.   Pension
     -------

     Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

     AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

     Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro-rata portion of the total projected benefit payable at normal retirement to each year of credited service.

     The following table sets forth the funded status of the AIG US retirement plan, valued in accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 89, entitled Accounting for Pensions.


     -----------------------------------------------------------------
     As of December 31, ...................       2008         2007
     -----------------------------------------------------------------
     Fair value of plan assets ............   $ 2,723,034   $3,004,869
     Less projected benefit obligation ....     3,378,509    2,719,971
     -----------------------------------------------------------------
     Funded status ........................   $  (655,475)  $  284,898
     =================================================================

     The Company's share of net expense for the qualified pension plan was $6,772, $5,001 and $9,000 for the years ended December 31, 2008, 2007 and
     2006, respectively. In March 2009, AIG contributed $420,000 to the AIG U.S. retirement plan. The allocation from the holding company is based on payroll for the Company.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     The Company also operates several defined benefit plans at the Japan branch. These plans are generally based on either the employees' years of credited service and compensation in the years preceding retirement or on points accumulated based on the employee's job grade and other factors during each year of service. As of December 31, 2008 and 2007, the Company recorded in other liabilities its pension liabilities which amounted to $12,832 and $6,018, respectively.

B.   Postretirement Benefit Plans
     ----------------------------

     AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

     Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

     AIG's U.S. postretirement medical and life insurance benefits obligations, valued in accordance with NAIC Statement of Statutory Accounting Principles
     (SSAP) No. 11, entitled Postemployment Benefits and Compensated Absences as of December 31, 2008 and 2007 were $198,015 and $190,417, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $265, $310 and $282 for the years ended December 31, 2008, 2007 and 2006, respectively.

     AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans. The allocation from the holding company is based on payroll for the Company.

     The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2008, 2007 and 2006 are set forth in the table below:

     ---------------------------------------------------------------------------------
     As of December 31,                                  2008        2007      2006
     ---------------------------------------------------------------------------------
        Discount rate ..............................       6.50%      6.50%      6.00%
        Rate of compensation increase (average) ....       4.25%      4.25%      4.25%
        Measurement date ...........................   December   December   December
                                                       31, 2008   31, 2007   31, 2006
        Medical cost trend rate ....................        N/A        N/A        N/A
     =================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

C.   Stock Option and Deferred Compensation Plans
     --------------------------------------------

     Some of the Company's officers and key employees could receive compensation pursuant to awards under several share-based employee compensation plans; AIG 1999 Stock Option Plan, as amended; AIG 1996 Employee Stock Purchase Plan, as amended; AIG 2002 Stock Incentive Plan, as amended under which AIG has issued time-vested restricted stock units and performance restricted stock units; AIG 2007 Stock Incentive Plan, as amended, and the AIG 2005-2006 Deferred Compensation Profit Participation Plan. AIG currently settles share option exercises and other share awards to participants by issuing shares it previously acquired and holds in its treasury account. During 2008, 2007 and 2006, AIG allocated $18,153, $14,028 and $6,242, respectively, of the cost of these stock options and certain other deferred compensation programs to the Company.

D.   Post-employment Benefits and Compensated Balances
     -------------------------------------------------

     AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by AIG.

E.   Impact of Medicare Modernization Act on Post Retirement Benefits
     ----------------------------------------------------------------

     On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 was signed into law. The postretirement medical plan benefits provided by the plan are actuarially equivalent to Medicare Part D under the 2003 Medicare Act and eligible for the federal subsidy. Effective January 1, 2007, this subsidy is passed on to the participants through reduced contributions. The expected amount of subsidy that AIG will receive for 2008 is $3,600.

NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS
-------------------------------------------------------

A.   Capital and Surplus
     -------------------

     The portion of unassigned surplus as of December 31, 2008 and 2007 represented by each item below is as follows:

     -------------------------------------------------------
                                        2008        2007
     -------------------------------------------------------
     Unrealized gains ............   $ 738,751  $ 2,027,718
     Non-admitted asset values ...   $(964,416)  (1,011,589)
     Provision for reinsurance ...   $ (95,592)    (115,844)
     =======================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     In calculating the provision for reinsurance as of December 31, 2008, Management utilized collateral including assets in trust provided by its Ultimate Parent of $409,095. The use of these assets was approved by the domiciliary regulator.

     During 2006, the Company settled a previously established tax recoverable with AIG as part of its tax allocation agreement. The settlement occurred prior to the filing of its tax return. Upon completion of its tax filing which was subsequent to December 31, 2007, the Company determined that the settled amount exceeded the actual recoverable by $160,000 resulting in a payable due to AIG by the Company. AIG agreed to forgive this payable resulting in the treatment of this amount as a capital contribution to the Company. This capital contribution has been reflected in the Company's financial position as of December 31, 2007.

B.   Risk-Based Capital Requirements
     -------------------------------

     The NAIC has adopted a Risk-Based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

     In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2008 reporting period.

C.   Dividend Restrictions
     ---------------------

     Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2007, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2008) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. As of December 31, 2008, the maximum dividend payment, which may be made without prior approval during 2009, is approximately $541,317.

     Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

     During 2008, the Company paid $1,582,633 in dividends to AIGCIG which included $1,115,208 of extraordinary dividends. All of the extraordinary dividends were approved by the Insurance Department of the State of New York. Refer to Note 5G for additional information.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 12 - CONTINGENCIES
-----------------------

A.   Legal Proceedings
     -----------------

     The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

     Other legal proceedings include the following:

     AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current action, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations.

     The intervening plaintiffs had requested a stay of all trial court proceedings pending their appeal of an order dismissing certain lawyers and law firms who represented parties in the underlying class and derivative actions. After the Alabama Supreme Court affirmed the trial court's dismissal in September 2008, the intervening plaintiffs filed an Amended Complaint in Intervention on December 1, 2008, which named Caremark, AIG and certain subsidiaries, including National Union and AISLIC, as defendants, and purported to bring claims against all defendants for deceit and conspiracy to deceive, and to bring a claim against AIG and its subsidiaries for aiding and abetting Caremark's alleged deception.

     After the defendants moved to dismiss the Amended Complaint in Intervention and, in the alternative, for a more definite statement, and the plaintiffs reached an agreement to withdraw additional motions seeking to disqualify certain plaintiffs' counsel, on March 2, 2009, the court granted the intervening plaintiffs' motion to withdraw the Amended Complaint in Intervention. On April 14, 2009, the court established a schedule for class action discovery that is scheduled to lead to a hearing on class certification in March 2010.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     On September 2, 2005, certain AIG companies including American Home Assurance Company, AIU Insurance Company and New Hampshire Insurance Company (collectively, the AIG Parties) sued (i) The Robert Plan Corporation (RPC), an agency that formerly serviced assigned risk automobile insurance business for the AIG Parties; (ii) certain affiliates of RPC; and (iii) two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Parties and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. On March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. The parties filed cross motions to dismiss various counts of the complaint and counterclaims. These motions were granted in part and denied in part by the court. RPC appealed certain aspects of the court's ruling. That appeal remains pending. On August 25, 2008, RPC, one of its affiliates, and one of the defendant RPC executives filed voluntary petitions for relief under chapter 11 of title 11 of the United States Code. On October 7, 2008, the Court entered an Order staying this action in light of those bankruptcy proceedings. On January 15, 2009, RPC filed a notice of removal to the United States District Court for the Southern District of New York. The action was subsequently transferred to the Eastern District of New York and then referred to the United States Bankruptcy Court for that District. The AIG Parties intend to file a motion to remand the case.

     In July 2007, RPC (along with Eagle Insurance Company (Eagle) and Newark Insurance Corporation (Newark), two of RPC's subsidiary insurance companies) filed a separate complaint in New Jersey alleging claims for fraud and negligent misrepresentation against AIG and the AIG Parties in connection with certain 2002 contracts. That complaint seeks damages of at least $100,000, unspecified punitive damages, declaratory relief, and imposition of a constructive trust.

     Because Eagle and Newark are in liquidation with the Commissioner of the New Jersey Department of Banking and Insurance as liquidator, the AIG Parties believe that only the Commissioner -- and not RPC -- has the authority to direct Eagle and Newark to bring the claims asserted in this action. On December 7, 2007, this action was stayed pending judicial determination of this issue in the Eagle/Newark rehabilitation/liquidation proceeding. In October 2008, the Court dismissed the action without prejudice for failure to prosecute.

     Nevertheless, on January 14, 2009, RPC filed a notice of removal of the New Jersey action to the United States District Court for the District of New Jersey and, on February 2, 2009, moved to transfer the New Jersey action to the Eastern District of New York, where RPC's Chapter 11 proceeding is pending. Consideration of that transfer motion has been stayed until the Court rules on the AIG Parties' motion to dismiss the case for lack of subject matter jurisdiction because the purportedly removed action had been dismissed three months before RPC filed its purported notice of removal. That motion has been fully briefed and is pending before the Court. Should the Court deny that motion, the AIG Parties intend to file a motion to remand the case and intend to oppose the transfer of the New Jersey action.

     The AIG Parties believe that RPC's counterclaims, as well as the claims asserted by RPC, Eagle and Newark in the New Jersey action, are without merit and intend to defend them vigorously, but cannot now estimate either the likelihood of prevailing in these actions or the potential damages in the event liability is determined.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and (ii) $343,000 into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of February 29, 2008, eligible policyholders entitled to receive approximately $358,700 (or 95%) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. In accordance with the settlement agreements, all amounts remaining in the Excess Casualty Fund were used by AIG to settle claims from other policyholders relating to such practices.

     Various state regulatory agencies have reviewed certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. On January 29, 2008 AIG reached settlements in connection with these state reviews, subject to court approval, with the Attorneys General of the States of Florida, Hawaii, Maryland, Michigan, Oregon, Texas and West Virginia, the Commonwealths of Massachusetts and Pennsylvania, and the District of Columbia; the Florida Department of Financial Services; and the Florida Office of Insurance Regulation. The settlement agreements call for AIG to pay a total of $12,500 to be allocated among the ten jurisdictions and also require AIG to continue to maintain certain producer compensation disclosure and ongoing compliance initiatives. On March 13, 2008, AIG also reached a settlement with the Pennsylvania Insurance Department, which calls for AIG to provide annual reinsurance reports and maintain certain producer compensation disclosure and ongoing compliance initiatives, and to pay a total of $13,500, $4,400 of which was previously paid to Pennsylvania in connection with prior settlement agreements. It is possible that additional civil or regulatory proceedings will be filed by other state regulators.

     On February 16, 2006, the Attorney General of the State of Minnesota filed a complaint against AIG and certain of its subsidiaries, including the Company, alleging that, beginning no later than 1985, AIG made false statements and reports to Minnesota agencies and regulators, unlawfully reduced AIG's contributions and payments to Minnesota's workers' compensation funds, misreported the character of workers' compensation premiums as general or auto liability premiums, and unlawfully reduced its Minnesota tax obligations. The State of Minnesota sought injunctive relief, damages, penalties and interest. In December 2007, the parties settled the matter, which resolved claims asserted on behalf of the Minnesota Department of Revenue through tax year 2003, the Minnesota Special Compensation Fund through fiscal year 2003 and the Minnesota Attorney General through 2003, without compromising any of the claims of the Minnesota Insurance Guaranty Association, Minnesota Assigned Risk Plan or Minnesota Department of Commerce.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     On May 24, 2007, the National Workers Compensation Reinsurance Pool (NWCRP), on behalf of its participant members, filed a lawsuit against AIG and certain of its subsidiaries, including the Company, with respect to the underpayment of residual market assessments for workers compensation insurance. The complaint alleges claims for violations of the Racketeer Influenced and Corrupt Organizations Act (RICO), breach of contract, fraud and related state law claims arising out of AIG's alleged underpayment of these assessments between 1970 and the present and seeks damages purportedly in excess of $1 billion. On August 6, 2007, the court denied AIG's motion seeking to dismiss or stay the complaints or in the alternative, to transfer to the Southern District of New York. On December 26, 2007, the court denied AIG's motion to dismiss the complaint. On March 17, 2008, AIG filed an amended answer, counterclaims and third-party claims against the National Council on Compensation Insurance (in its capacity as attorney-in-fact for the NWCRP), the NWCRP, its board members, and certain of the other insurance companies that are members of the NWCRP alleging violations of RICO, as well as claims for conspiracy, fraud, and breach of fiduciary duty. The counterclaim-and third-party defendants filed motions to dismiss on June 9, 2008. On January 26, 2009, AIG filed a motion to dismiss all claims in the complaint for lack of subject-matter jurisdiction. On February 23, 2009, the Court issued an order denying the motion to dismiss AIG's counterclaims; granting the portion of the third-party defendants' motion to dismiss as to AIG's third-party claims for RICO violations and conspiracy; and denying the portion of the third-party defendants' motion to dismiss as to AIG's third-party claims for fraud, breach of fiduciary duty and unjust enrichment. On April 13, 2009, one of the third-party defendants filed third-party counterclaims against AIG, certain of its subsidiaries and certain former executives. The allegations in the third-party counterclaims are substantially similar to those filed by the NWCRP, but also seek damages for additional residual market assessments that company allegedly had to pay in non-NWCRP states, to guaranty funds and for special assessments. On April 16, 2009, the Court ordered that all third-party defendants must assert any third-party counterclaims by April 30, 2009. The case is otherwise stayed until June 10, 2009, pending disposition of AIG's motion to dismiss for lack of subject matter jurisdiction.

     On April 1, 2009, a purported class action was filed in Illinois federal court against AIG and certain of its subsidiaries on behalf of a putative class of NWCRP participant members with respect to the underpayment of residual market assessments for workers compensation insurance. The complaint is styled as an "alternative complaint," should the court grant AIG's motion to dismiss all claims against the defendants in the NWCRP lawsuit for lack of subject matter jurisdiction. The allegations in the class action complaint are substantially similar to those filed by the NWCRP, but the complaint adds certain former AIG executives as defendants and a RICO claim against those individuals. On April 9, 2009, the Court stayed the case pending disposition of AIG's motion to dismiss for lack of subject matter jurisdiction in the NWCRP lawsuit.

     On March 28, 2008, a Minnesota federal court granted AIG's motion to dismiss a lawsuit filed by the Minnesota Workers Compensation Reinsurance Association and the Minnesota Workers Compensation Insurers Association against AIG and certain of its subsidiaries, including the Company, with respect to the underpayment of residual market assessments for workers compensation insurance. On April 25, 2008, plaintiffs appealed to the United States Court of Appeals for the Eighth Circuit and also filed a new complaint making similar allegations in Minnesota state court. On April 30, 2008, substantially identical claims were also filed in Minnesota state court by the Minnesota Insurance Guaranty Association and Minnesota Assigned Risk Plan. On September 11, 2008, the parties to both actions entered into a settlement, resulting in the dismissal of all claims against AIG. In exchange for the dismissal and a broad release of claims, the financial terms of the settlement provided for AIG's payment of $21,500 to plaintiffs and waiver of its right to collect $3,500 in payments due from the plaintiffs.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     A purported class action was filed in South Carolina federal court on January 25, 2008 against AIG and certain of its subsidiaries on behalf of a class of employers that obtained workers compensation insurance from AIG companies and allegedly paid inflated premiums as a result of AIG's alleged underreporting of workers compensation premiums. An amended complaint was filed on March 24, 2008, and AIG filed a motion to dismiss the amended complaint on April 21, 2008. On July 8, 2008, the court granted AIG's motion to dismiss all claims without prejudice and granted plaintiff leave to refile subject to certain conditions. Plaintiffs filed their second amended complaint on July 22, 2008. On March 27, 2009, the court granted AIG's motion to dismiss all claims in the second amended complaint related to pre-2001 policies and all claims against certain AIG subsidiaries, denied the motion to dismiss as to claims against AIG and the remaining subsidiaries, and granted AIG's motion to strike certain allegations from the complaint. Limited discovery is now proceeding on the remaining claims.

     In April 2007, the National Association of Insurance Commissioners (the
     NAIC) formed a Settlement Review Working Group, directed by the State of Indiana, to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In late 2007, the Settlement Review Working Group, under the direction of Indiana, Minnesota and Rhode Island, recommended that a multi-state targeted market conduct examination focusing on workers compensation insurance be commenced under the direction of the NAIC's Market Analysis Working Group. AIG was informed of the multi-state targeted market conduct examination in January 2008. The lead states in the multi-state examination are Delaware, Florida, Indiana, Massachusetts, Minnesota, New York, Pennsylvania and Rhode Island. All other states (and the District of Columbia) have agreed to participate in the multi-state examination. To date, the examination has focused on legacy issues related to AIG's writing and reporting of workers compensation insurance between 1985 and 1996. AIG has also been advised that the examination will focus on current compliance with legal requirements applicable to such business. Although AIG has been advised by counsel engaged by the lead states to assist in their investigation that to date no determinations have been made with respect to these issues, AIG cannot predict the outcome of the investigation and there can be no assurance that any regulatory action resulting from the investigation will not have a material adverse effect on the Company and its business.

     After the NYAG filed its complaint against insurance broker Marsh, policyholders brought multiple federal antitrust and Racketeer Influenced and Corrupt Organizations Act (RICO) class actions in jurisdictions across the nation against insurers and brokers, including AIG and a number of its subsidiaries, alleging that the insurers and brokers engaged in a broad conspiracy to allocate customers, steer business, and rig bids. These actions, including 24 complaints filed in different federal courts naming AIG or an AIG subsidiary as a defendant, were consolidated by the judicial panel on multi-district litigation and transferred to the United States District Court for the District of New Jersey for coordinated pretrial proceedings.

     The consolidated actions have proceeded in that court in two parallel actions, In re insurance Brokerage Antitrust Litigation (the Commercial Complaint) and In re Employee Benefit Insurance Brokerage Antitrust Litigation (the Employee Benefits Complaint, and, together with the Commercial Complaint, the multi-district litigation).

     The plaintiffs in the Commercial Complaint are a group of corporations, individuals and public entities that contracted with the broker defendants for the provision of insurance brokerage services for a variety of insurance needs. The broker defendants were alleged to have placed insurance coverage on the plaintiffs' behalf with a number of insurance companies named as defendants, including certain AIG subsidiaries, including American Home Assurance Company (American Home), AIU Insurance Company, National Union Fire Insurance Company

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     of Pittsburgh, Pa., American International Specialty Lines Insurance Company, Birmingham Fire Insurance Company of Pennsylvania (now known as AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, and The Insurance Company of the State of Pennsylvania. The Commercial Complaint also named various brokers and other insurers as defendants (three of which have since settled). The Commercial Complaint alleges that defendants engaged in a widespread conspiracy to allocate customers through "bid-rigging" and "steering" practices. The Commercial Complaint also alleges that the insurer defendants permitted brokers to place business with AIG subsidiaries through wholesale intermediaries affiliated with or owned by those same brokers rather than placing the business with AIG subsidiaries directly. Finally, the Commercial Complaint alleges that the insurer defendants entered into agreements with broker defendants that tied insurance placements to reinsurance placements in order to provide additional compensation to each broker. Plaintiffs assert that the defendants violated the Sherman Antitrust Act, RICO, the antirust laws of 48 states and the District of Columbia, and were liable under common law breach of fiduciary duty and unjust enrichment theories. Plaintiffs seek treble damages plus interest and attorneys' fees as a result of the alleged RICO and the Sherman Antitrust Act violations.

     The plaintiffs in the Employee Benefits Complaint are a group of individual employees and corporate and municipal employees alleging claims on behalf of two separate nationwide purported classes: an employee class and an employer class that acquired insurance products from the defendants from January 1, 1998 to December 31, 2004. The Employee Benefits Complaint names AIG, and certain of its subsidiaries, including American Home, as well as various other brokers and insurers, as defendants. The activities alleged in the Employee Benefits Complaint, with certain exceptions, tracked the allegations of contingent commissions, bid-rigging and tying made in the Commercial Complaint.

     The court in connection with the Commercial Complaint granted (without leave to amend) defendants' motions to dismiss the federal antitrust and RICO claims on August 31, 2007 and September 28, 2007, respectively. The court declined to exercise supplemental jurisdiction over the state law claims in the Commercial Complaint and therefore dismissed it in its entirety. On January 14, 2008, the court granted defendants' motion for summary judgment on the ERISA claims in the Employee Benefits Complaint and subsequently dismissed the remaining state law claims without prejudice, thereby dismissing the Employee Benefits Complaint in its entirety. On February 12, 2008 plaintiffs filed a notice of appeal to the United States Court of Appeals for the Third Circuit with respect to the dismissal of the Employee Benefits Complaint. Plaintiffs previously appealed the dismissal of the Commercial Complaint to the United States Court of Appeals for the Third Circuit on October 10, 2007. Both appeals are fully briefed and oral argument on both appeals took place on April 21, 2009.

     A number of complaints making allegations similar to those in the multi-district litigation have been filed against AIG and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multi-district litigation. These additional consolidated actions are still pending in the District of New Jersey, but are currently stayed pending a decision by the court on whether they will proceed during the appeal of the dismissal of the multi-district litigation. The AIG defendants have sought to have state court actions making similar allegations stayed pending resolution of the multi-district litigation. These efforts have generally been successful, although one case - now settled - in Florida state court and two cases currently pending in Texas and New Jersey state courts have proceeded. Discovery has recently commenced in the case pending in New Jersey state court. In the Texas case, at a hearing completed on April 3, 2009, the court sustained defendants' Special Exceptions, and

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     granted plaintiff 60 days to replead. AIG has also recently settled several of the various federal and state court actions alleging claims similar to those in the multi-district litigation.

     On August 24, 2007, the Ohio Attorney General filed a complaint in the Ohio Court of Common Pleas against AIG and a number of its subsidiaries, and several other broker and insurer defendants, asserting violation of Ohio's antitrust laws. The complaint, which is similar to the Commercial Complaint, alleges that AIG and the other broker and insurer defendants conspired to allocate customers, divide markets, and restrain competition in commercial lines of casualty insurance sold through the broker defendant. The complaint seeks treble damages on behalf of Ohio public purchasers of commercial casualty insurance, disgorgement on behalf of both public and private purchasers of commercial casualty insurance, as well as a $0.5 per day penalty for each day of conspiratorial conduct. AIG, along with other co-defendants, moved to dismiss the complaint on November 16, 2007. On June 30, 2008, the court denied defendants' motion to dismiss. On August 18, 2008, defendants filed their answers to the complaint. Discovery is ongoing.

     On December 4, 2006, AIG and certain subsidiaries, including the Company, settled numerous arbitrations and litigations between them and the agencies owned by C.V. Starr & Co., Inc. (C.V. Starr), including those relating to the termination of the managing general agency relationships between AIG's subsidiaries and the agencies owned by C.V. Starr, and the use of the "Starr" and "American International" trademarks. The financial terms of the confidential settlement will not have a material adverse effect on the Company's financial position.

     AIG Domestic Claims, Inc. (AIGDC), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, was named as a defendant in a putative class action lawsuit in the 14th Judicial District Court for the State of Louisiana. Plaintiffs were medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with certain provisions of the Louisiana Any Willing Provider Act (the Act). The complaint sought monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants were occupationally ill or injured workers whose employers were named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

     On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, AIGDC along with its co-defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative class claims. AIGDC, along with the other defendants in the action, appealed the Court's class certification and jurisdictional ruling.

     On January 25, 2008, plaintiffs and AIGDC agreed to resolve this action on a classwide basis for $28,750. The court granted final approval of the settlement in May 2008 and most of the settlement funds have been distributed.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     The action has also been dismissed with prejudice.

     AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

     Except as may have been otherwise noted above with respect to specific matters, the Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, except as may have been otherwise noted above with respect to specific matters, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B.   Asbestos and Environmental Reserves
     -----------------------------------

     The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

     The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

     The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

     The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) for the year ended December 31, 2008, 2007 and 2006, gross and net of reinsurance credits, are as follows:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

                                                         Asbestos Losses                   Environmental Losses
---------------------------------------------------------------------------------------------------------------------
                                                   2008        2007         2006        2008       2007       2006
---------------------------------------------------------------------------------------------------------------------
Direct :
Loss and LAE reserves, beginning of year ....   $ 983,031   $1,098,137   $1,087,625   $137,135   $178,384   $288,676
   Incurred losses and LAE ..................      98,429       34,757      159,878    (13,665)      (468)   (75,819)
   Calendar year paid losses and LAE ........    (176,178)    (149,863)    (149,366)   (18,020)   (40,781)   (34,473)
Loss and LAE Reserves, end of year ..........   $ 905,282   $  983,031   $1,098,137   $105,450   $137,135   $178,384
=====================================================================================================================
Assumed:
Loss and LAE reserves, beginning of year ....   $  89,655   $   97,344   $   97,399   $  5,933   $  4,948   $  6,561
   Incurred losses and LAE ..................      12,578        5,160       14,332       (735)     1,386     (1,462)
   Calendar year paid losses and LAE ........     (15,858)     (12,849)     (14,387)      (121)      (401)      (151)
Loss and LAE reserves, end of year ..........   $  86,375   $   89,655   $   97,344   $  5,077   $  5,933   $  4,948
=====================================================================================================================
Net of reinsurance:
Loss and LAE reserves, beginning of year ....   $ 464,090   $  533,105   $  518,246   $ 71,628   $ 92,210   $134,977
   Incurred losses and LAE ..................      27,666       10,155       83,696         32      1,691    (22,324)
   Calendar year paid losses and LAE ........     (76,966)     (79,170)     (68,837)   (14,013)   (22,273)   (20,443)
Loss and LAE reserves, end of year ..........   $ 414,790   $  464,090   $  533,105   $ 57,647   $ 71,628   $ 92,210
=====================================================================================================================

     The amount of ending reserves for Bulk and IBNR included in the table above for Asbestos and Environmental losses is as follows:

                                                         Asbestos Losses                   Environmental Losses
---------------------------------------------------------------------------------------------------------------------
                                                   2008        2007         2006        2008       2007       2006
---------------------------------------------------------------------------------------------------------------------
Direct basis ................................   $ 524,100   $  619,127   $  736,453   $ 39,611   $ 56,093   $ 70,439
Assumed reinsurance basis ...................      37,560       44,945       61,885         96      1,191        614
Net of ceded reinsurance basis ..............     238,704      296,910      378,726     19,081     25,942     37,524

     The amount of ending reserves for loss adjustment expenses included in the table above for Asbestos and Environmental losses is as follows:

                                                         Asbestos Losses                   Environmental Losses
---------------------------------------------------------------------------------------------------------------------
                                                   2008        2007         2006        2008       2007       2006
---------------------------------------------------------------------------------------------------------------------
Direct basis ................................   $  58,233   $   68,792   $   81,828   $ 16,976   $ 24,040   $ 30,189
Assumed reinsurance basis ...................       7,124        6,570        6,876        109        351        263
Net of ceded reinsurance basis ..............      29,473       34,565       42,081      8,245     10,958     16,082

     Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2008 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

C.   Leases
     ------

     The Company is the lessee for office space occupied by it and several affiliates under various non-cancelable operating lease agreements that expire through March 31, 2019. Rental expense under these leases is allocated to each affiliate based upon the percentage of space occupied. The total lease expense was $14,004, $44,783 and $38,451 in 2008, 2007 and 2006, respectively.

     At January 1, 2008, the minimum annual aggregate rental commitments are as follows:

            2009 .............................................  $11,817
            2010 .............................................   11,800
            2011 .............................................    9,798
            2012 .............................................    9,410
            2013 .............................................    3,475
            Thereafter .......................................   16,643
            -----------------------------------------------------------
               Total minimum lease payments ..................  $62,943
            ===========================================================

     Certain rental commitments have renewal options extending through the year 2031. Some of these renewals are subject to adjustments in future periods.

D.   Other Contingencies
     -------------------

     In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

     As of December 31, 2008, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

     In connection therewith, as of December 31, 2008, the Company's loss reserves eliminated by annuities mostly from affiliates amounted to $850,462, and included unrecorded loss contingencies of $826,104.

     As part of its private equity portfolio investment, as of December 31, 2008 the Company may be called upon for an additional capital investment of up to $655,363. The Company expects only a small portion of this portfolio will be called during 2009.

     As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 13 - OTHER SIGNIFICANT MATTERS
-----------------------------------

The Company underwrites a significant concentration of its direct business with brokers.

The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2008, 2007 and 2006, policyholder dividends amounted to $341, $123 and $1,344, respectively, and were reported as Other Income in the accompanying statements of income.

As of December 31, 2008 and 2007, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

      --------------------------------------------------------------------
      Other admitted assets                              2008       2007
      --------------------------------------------------------------------
      Guaranty funds receivable or on deposit ......  $  18,082  $  18,468
      Loss funds on deposit ........................     65,014    103,439
      Outstanding loss drafts - suspense accounts ..    314,798    430,304
      Other ........................................     56,052     25,777
      Allowance for doubtful accounts ..............   (369,538)  (395,847)
      --------------------------------------------------------------------
         Total other admitted assets ...............  $  84,408  $ 182,141
      ====================================================================

Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years. As of December 31, 2008 and 2007, the Company's liability for insolvency assessments amounted to $51,459 and $39,027, respectively, with related assets for premium tax credits of $18,082 and $18,468, respectively. Of the amount accrued, the Company expects to pay approximately $33,377 for insolvency assessments during the next year. In addition, the Company anticipates it will realize $11,265 of premium tax offset credits and the associated liability in years two through five. The remaining $6,817 will be realized between years five and ten.

The Company routinely assesses the collectability of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2008 and 2007, the Company had established an allowance for doubtful accounts of $369,538 and $395,847, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

During 2008, 2007 and 2006, the Company recorded $48,507, $89,886 and $49,762, respectively, for allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying Statements of Income.

As of December 31, 2008 and 2007, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------
Other liabilities                                                   2008      2007
------------------------------------------------------------------------------------
Service carrier liabilty .......................................  $  2,875  $  9,195
Retroactive reinsurance payable ................................     6,873    16,299
Remmittances and items not allocated ...........................    30,146    39,116
Policyholder funds on deposit ..................................    12,596    11,341
Payable for securities .........................................        --     3,331
Loss clearing ..................................................     7,597    15,325
Liability for pension and severance pay ........................    12,832     6,018
Dividends to policyholders .....................................       233        --
Deferred commission earnings ...................................    11,052    11,890
Amounts withheld or retained by company for account of others ..     5,709    13,840
Advance premiums ...............................................    13,614        --
Accrued retrospective premiums .................................    56,408    41,587
Accounts payable ...............................................    24,655    24,852
Other liabilites ...............................................    55,528   153,990
------------------------------------------------------------------------------------
Total other liabilties .........................................  $240,118  $346,784
====================================================================================

EVENTS OCCURRING AT THE AIG LEVEL
---------------------------------

In September 2008, the Company's ultimate parent company, American International Group, Inc. (AIG), experienced a severe strain on its liquidity that resulted in AIG on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). Pursuant to the credit facility agreement, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as if converted and (ii) vote with AIG's common stock on all matters submitted to AIG shareholders, and holds approximately 79.9 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

The credit facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. Although the Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations, its immediate parent company, AIG Commercial Insurance Group, Inc., has guaranteed the credit facility obligations (but has not pledged its ownership interest in the Company).

On November 25, 2008, AIG entered into an agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury, as part of the Troubled Assets Relief Program, $40 billion of Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant").

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the credit facility and, in connection therewith, the maximum commitment amount under the credit facility agreement was reduced from $85 billion to $60 billion.

During the fourth quarter of 2008, AIG and certain of its subsidiaries entered into agreements with the NY Fed in connection with the special purpose financing vehicles known as Maiden Lane II LLC and Maiden Lane III LLC. The Company was not a party to these agreements and these transactions did not affect the Company's financial condition, results of operations or cash flows.

On October 3, 2008, AIG announced a restructuring plan under which AIG's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part. Since that time, AIG has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have continued to deteriorate, posing risks to AIG's ability to divest assets at acceptable values. AIG's restructuring plan has evolved in response to these market conditions. Specifically, AIG's current plans involve transactions between AIG and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses.

NOTE 14 - SUBSEQUENT EVENTS
---------------------------

In February 2009, the Company entered into a Capital Maintenance Agreement (CMA) with its Ultimate Parent, AIG. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200% of the Company's Authorized Control Level RBC, as shown in the Company's 2008 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, AIG will within thirty days of written notice thereof provide a capital contribution to the Company in an amount that equals the difference between the Company's Total Adjusted Capital and 200% of the Company's Authorized Control Level RBC. In lieu of making any such capital contribution, with the approval of the domiciliary insurance department, AIG may provide a letter of credit naming the Company as beneficiary. Effective upon the date of filing of the Company's 2008 Annual Statement with its domiciliary regulator, this current CMA supersedes and replaces a similar agreement that related to the Company's December 31, 2007 surplus position.

Subsequent to December 31, 2008 and in relation to the transaction described in
Note 5(E), the Company's immediate parent contributed $691,000 in cash to the Company's surplus. With the approval of the Insurance Department of the State of New York, this contribution has been reflected as Type 1 subsequent event in these financial statements.

Subsequent to filing its December 31, 2008 Annual Statement, management discovered that its accounting in the Annual Statement for the dissolution of the Company's Canadian branch included a receivable for $691 million that had been misclassified. This amount should have been recorded as a capital contribution from its parent. Cash settlement of the balance occurred prior to filing of the Company's revised Annual Statement. With the Department's approval, the Company has reported this activity as of December 31, 2008 as a Type 1 subsequent event and reflected this amount as an increase to cash and paid-in capital.

On March 2, 2009, AIG and the NY Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the NY Fed preferred equity interests in newly-formed special purpose vehicles (SPVs), in settlement of a

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an AIG operating subsidiary (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the NY Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility.

AIG and the NY Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the NY Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the credit facility. The amount of the credit facility reduction will be based on the proceeds received. The SPVs are expected to be consolidated by AIG. These transfers are subject to agreement on definitive terms and regulatory approvals at a later date.

On April 16, 2009, AIG announced an agreement to sell 21st Century Insurance Group, AIG's U.S. personal auto insurance business, to Farmers Group, Inc., a subsidiary of Zurich Financial Services Group. The transaction, which will include the sale of AHAC's equity interests in 21st Century Insurance Group and AIG Hawaii Insurance Company, Inc., is subject to satisfaction of certain closing conditions, including applicable regulatory approvals. The carrying value of these companies amounted to $181,972.

On April 17, 2009, AIG entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Preferred Stock for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange the Warrant for 53,798,766 shares of Series C Preferred Stock.

On April 17, 2009, AIG and the NY Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 3,000 shares of common stock, par value $2.50 per share. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) The AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of the AIG Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

On April 21, 2009, AIG announced its intent to enter into a transaction pursuant to which AIG will contribute AIU Holdings, LLC and AIU Holdings, Inc., the parent company of AHAC, to a newly-formed special purpose vehicle

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

(SPV). AIG will receive preferred and common interests in the SPV in exchange for the contributions. AIG also announced its intent to acquire from AHAC its equity interests in Transatlantic Holdings, Inc. These transactions are intended to further separate AIG's property casualty operations from AIG and are being taken in preparation for the potential sale of a minority stake in the business.

In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, AIG management assessed whether AIG has the ability to continue as a going concern. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the U.S. Department of the Treasury, AIG management's plans to stabilize AIG's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, AIG management believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations for at least the next twelve months. It is possible that the actual outcome of one or more of AIG management's plans could be materially different, or that one or more of AIG management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, AIG may need additional U.S. government support to meet its obligations as they come due. If AIG is unable to meet its obligations as they come due, it is not expected to have a significant impact on the Company's ability to continue as a going concern.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements of Variable Annuity Account Four are included herein to this Registration Statement:


     -   Report of Independent Registered Public Accounting Firm


     -   Statement of Assets and Liabilities as of December 31, 2008


     -   Schedule of Portfolio Investments as of December 31, 2008


     -   Statement of Operations for the year ended December 31, 2008


     - Statement of Changes in Net Assets for the years ended December 31, 2008 and 2007


     -   Notes to Financial Statements



The following consolidated financial statements of AIG SunAmerica Life Assurance Company are included herein:


     -   Report of Independent Registered Public Accounting Firm


     -   Consolidated Balance Sheet as of December 31, 2008 and 2007


     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2008, 2007 and 2006


     - Consolidated Statement of Cash Flows for the years ended December 31, 2008, 2007 and 2006


     -   Notes to Consolidated Financial Statements


The following statutory financial statements of American Home Assurance Company are included herein:
     -   Report of Independent Auditors

     - Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2008 and 2007


     - Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2008, 2007 and 2006


     - Statements of Cash Flow for the years ended December 31, 2008, 2007 and 2006

     -   Notes to Statutory Basis Financial Statements

(b) Exhibits


(1)   Resolutions Establishing Separate Account..................................    1
(2)   Custody Agreement..........................................................    Not Applicable
(3)   (a)  Form of Distribution Contract.........................................    1
      (b)  Form of Selling Agreement.............................................    1
(4)   Variable Annuity Contract..................................................    1
(5)   (a)  Application for Contract..............................................    1
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation dated December 19,
           2001..................................................................    4
      (b)  Amendment to Articles of Incorporation Dated September 30, 2002.......    6
      (c)  Amended and Restated By-Laws of the Depositor dated December 19,
           2001..................................................................    3
(7)   Reinsurance Contract.......................................................    Not Applicable
(8)   Material Contracts.........................................................    1
      (a)  Anchor Series Trust Form of Fund Participation Agreement..............    1
      (b)  SunAmerica Series Trust Form of Fund Participation Agreement..........    1
      (c)  American Funds Insurance Series Form of Fund Participation Agreement..    5
      (d)  Lord Abbett Series Fund Form of Fund Participation Agreement..........    5
      (e)  Van Kampen Life Investment Trust Form of Fund Participation
           Agreement.............................................................    2
(9)   (a)  Opinion of Counsel and Consent of Depositor...........................    1
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to
           American Home Assurance Company.......................................    8
(10)  Consent of Independent Registered Public Accounting Firm...................    Filed Herewith
(11)  Financial Statements Omitted from Item 23..................................    Not Applicable
(12)  Initial Capitalization Agreement...........................................    Not Applicable

(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly Controlled
           By or Under Common Control with AIG SunAmerica Life Assurance Company,
           the Depositor of Registrant...........................................    11
      (b)  Power of Attorney -- AIG SunAmerica Life Assurance Company Directors..    11
      (c)  Power of Attorney -- American Home Assurance Company Directors........    10
      (d)  Support Agreement of American International Group, Inc. ..............    7
      (e)  General Guarantee Agreement by American Home Assurance Company........    7
      (f)  Notice of Termination of Guarantee as Published in the Wall Street
           Journal on November 24, 2006..........................................    9



--------

1 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 4, File Nos. 033-86642 and 811-08874, filed on January 30, 1998, Accession No. 0000950148-98-000138.

2 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1 to File Nos. 333-66114 and 811-03859, filed October 25, 2001, Accession No. 0000950148-01-502065.

3 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No. 17, File Nos. 333-08859 and 811-07727, filed April 12, 2002, Accession
   No. 0000950148-02-000991.

4 Incorporated by reference to Post-Effective Amendment No. 15 and Amendment No. 16, File Nos. 033-86642 and 811-08874, filed on April 29, 2002, Accession No. 0000950148-02-001108.

5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1 to File Nos. 333-91860 and 811-03859, filed October 28, 2002, Accession No. 0000898430-02-003844.

6 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No. 17, File Nos. 033-86642 and 811-08874, filed on April 7, 2003, Accession No. 0000950148-03-000786.

7 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 21, to File Nos. 033-86642 and 811-08874, filed on August 12, 2005,
   Accession No. 0000950129-05-008178.

8 Incorporated by reference to Post-Effective Amendment Nos. 18 and Amendment No. 22 to File Nos. 333-67685 and 811-07727, filed on October 21, 2005,
   Accession No. 0000950134-05-019473.


9 Incorporated by reference to Post-Effective Amendment No. 24 and Amendment No. 25 to File Nos. 033-86642 and 811-08874 filed on December 12, 2006,
   Accession No. 0000950124-06-007494.



10 Incorporated by reference to Post-Effective Amendment No. 26 and Amendment
   No. 27, File Nos. 033-86642 and 811-08874, filed on April 30, 2008, Accession No. 0000950148-08-000124.



11 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession No. 0000950148-09-000059.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                             POSITION
----                             --------
Jay S. Wintrob                   Director, Chief Executive Officer
Jana W. Greer(1)                 Director and President
Michael J. Akers(2)              Director and Senior Vice President
N. Scott Gillis(1)               Director, Senior Vice President and Chief
                                 Financial Officer
Christopher J. Swift(3)          Director
Edwin R. Raquel(1)               Senior Vice President and Chief Actuary
Christine A. Nixon               Senior Vice President and Secretary
Stewart R. Polakov(1)            Senior Vice President and Controller
Mallary L. Reznik                Senior Vice President and General Counsel
Timothy W. Still(1)              Senior Vice President
Gavin D. Friedman                Vice President and Deputy General Counsel
William T. Devanney, Jr.(1)      Vice President
Rodney A. Haviland(1)            Vice President
Stephen J. Stone(1)              Vice President
Monica F. Suryapranata(1)        Vice President and Variable Annuity Product
                                 Controller
Edward T. Texeria(1)             Vice President
Virginia N. Puzon                Assistant Secretary



--------

  (1)  21650 Oxnard Street, Woodland Hills, CA 91367

  (2)  2929 Allen Parkway, Houston, TX 77019

  (3)  70 Pine Street, New York, NY 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of AIG SunAmerica Life Assurance Company ("Depositor"). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-09-003734 filed March 2, 2009.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 1, 2009, the number of Anchor Advisor contracts funded by Variable Annuity Account Four was 10,073, of which 2,142 were qualified contracts and 6,610 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.


Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.


Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER


(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:


    AIG SunAmerica Life Assurance Company -- Variable Separate Account
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck            Director
James T. Nichols            Director, President & Chief Executive Officer
William J. Kuzmich(1)       Director
Frank Curran                Controller
Joseph D. Neary             Chief Compliance Officer
John T. Genoy               Vice President
Mallary L. Reznik(2)        Vice President
Christine A. Nixon(2)       Secretary
Virginia N. Puzon(2)        Assistant Secretary


--------


  * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.


  (1)  Principal business address is 21650 Oxnard Street, Woodland Hills, CA
       91367.

  (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.


(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-----------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Undertakings of the Depositor Regarding Guarantor
-------------------------------------------------

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Four certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Los Angeles, and State of California, on this 24th day of April, 2009.


                                        VARIABLE ANNUITY ACCOUNT FOUR
                                        (Registrant)

                                        By: AIG SUNAMERICA LIFE ASSURANCE
                                            COMPANY

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                            JAY S. WINTROB, CHIEF EXECUTIVE
                                                           OFFICER

                                        By: AIG SUNAMERICA LIFE ASSURANCE
                                            COMPANY
                                            (Depositor)

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                            JAY S. WINTROB, CHIEF EXECUTIVE
                                                           OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

*JAY S. WINTROB                   Chief Executive Officer & Director      April 24, 2009
-----------------------------       (Principal Executive Officer)
JAY S. WINTROB


*MICHAEL J. AKERS                  Senior Vice President & Director       April 24, 2009
-----------------------------
MICHAEL J. AKERS


*N. SCOTT GILLIS                        Senior Vice President,            April 24, 2009
-----------------------------     Chief Financial Officer & Director
N. SCOTT GILLIS                     (Principal Financial Officer)


*JANA W. GREER                           President & Director             April 24, 2009
-----------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                          Director                   April 24, 2009
-----------------------------
CHRISTOPHER J. SWIFT


*STEWART R. POLAKOV               Senior Vice President & Controller      April 24, 2009
-----------------------------       (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                          Attorney-in-Fact               April 24, 2009
-----------------------------
*MANDA GHAFERI

American Home Assurance Company has caused this Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and State of New York, on the 24th day of April, 2009.


                                        By: AMERICAN HOME ASSURANCE COMPANY

                                        By:       /s/ ROBERT S. SCHIMEK
                                            ------------------------------------
                                            ROBERT S. SCHIMEK
                                            CHIEF FINANCIAL OFFICER, SENIOR VICE
                                            PRESIDENT AND TREASURER

This Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

KRISTIAN PHILIP MOOR*                   Director and Chairman             April 24, 2009
-----------------------------
KRISTIAN PHILIP MOOR


JOHN QUINLAN DOYLE*                    Director, President and            April 24, 2009
-----------------------------          Chief Executive Officer
JOHN QUINLAN DOYLE


ROBERT S. SCHIMEK*                Director, Chief Financial Officer,      April 24, 2009
-----------------------------    Senior Vice President and Treasurer
ROBERT S. SCHIMEK


MERTON BERNARD AIDINOFF*                       Director                   April 24, 2009
-----------------------------
MERTON BERNARD AIDINOFF


DAVID NEIL FIELDS*                             Director                   April 24, 2009
-----------------------------
DAVID NEIL FIELDS


KENNETH VINCENT HARKINS*                       Director                   April 24, 2009
-----------------------------
KENNETH VINCENT HARKINS


DAVID LAWRENCE HERZOG*                         Director                   April 24, 2009
-----------------------------
DAVID LAWRENCE HERZOG


                                               Director                             , 2009
-----------------------------
LOUIS PHILIP IGLESIAS


ROBERT EDWARD LEWIS*                           Director                   April 24, 2009
-----------------------------
ROBERT EDWARD LEWIS


                                               Director                             , 2009
-----------------------------
MONIKA MARIA MACHON


                                               Director                            , 2009
-----------------------------
CHRISTOPHER LOUIS SPARRO


NICHOLAS SHAW TYLER*                           Director                   April 24, 2009
-----------------------------
NICHOLAS SHAW TYLER


NICHOLAS CHARLES WALSH*                        Director                   April 24, 2009
-----------------------------
NICHOLAS CHARLES WALSH


MARK TIMOTHY WILLIS*                           Director                   April 24, 2009
-----------------------------
MARK TIMOTHY WILLIS


By:  /s/ ROBERT S. SCHIMEK                 Attorney-in-Fact               April 24, 2009
     ------------------------
     *ROBERT S. SCHIMEK

                                  EXHIBIT INDEX


EXHIBIT NO.                                       DESCRIPTION
-----------                                       -----------
10              Consent of Independent Registered Public Accounting Firm